Schedule of Investments (unaudited)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$4,600	$4,571,143
American Express Credit Account Master Trust
4.87%, 05/15/28	6,840	6,872,608
5.15%, 09/15/30	9,000	9,239,595
4.65%, 07/15/29	5,560	5,588,753
AmeriCredit Automobile Receivables Trust, 5.62%, 11/18/27	8,210	8,267,864
BA Credit Card Trust, 4.98%, 11/15/28	71,311	72,009,667
BMW Vehicle Lease Trust, 5.98%, 02/25/27	14,500	14,720,650
Capital One Multi-Asset Execution Trust
3.92%, 09/15/29	15,000	14,817,062
Class A2, 1.39%, 07/15/30	11,000	9,877,113
Capital One Prime Auto Receivables Trust, 5.07%, 07/16/29	4,200	4,214,771
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,315,621
6.00%, 07/17/28	8,137	8,294,505
4.64%, 04/15/30	2,560	2,571,290
Carvana Auto Receivables Trust, 4.26%, 10/10/29	2,330	2,304,660
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,951,184
4.60%, 01/16/29	47,830	48,013,993
4.63%, 01/15/31	8,935	9,012,170
Citibank Credit Card Issuance Trust, 3.96%, 10/13/30	2,000	1,965,191
CNH Equipment Trust
5.19%, 09/17/29	5,360	5,440,587
4.03%, 01/15/30	10,000	9,896,547
Discover Card Execution Note Trust, 3.56%, 07/15/27	8,000	7,947,360
Drive Auto Receivables Trust
4.52%, 07/16/29	500	496,517
4.67%, 05/17/32	890	876,875
Exeter Automobile Receivables Trust
5.82%, 02/15/28	11,180	11,221,572
5.61%, 04/17/28	5,000	5,026,131
5.92%, 02/15/30	5,000	5,062,001
5.06%, 02/18/31	1,900	1,874,471
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,673,909
4.99%, 12/15/27	7,330	7,373,084
Ford Credit Auto Owner Trust
4.07%, 07/15/29	6,000	5,953,898
5.08%, 09/15/30	1,125	1,132,712
GM Financial Automobile Leasing Trust, 5.39%, 07/20/27	1,060	1,071,753
GM Financial Consumer Automobile Receivables Trust
1.51%, 04/17/28	2,940	2,843,577
4.59%, 07/17/28	3,500	3,506,637
4.47%, 02/16/28	6,667	6,660,992
4.43%, 10/16/28	13,000	12,984,564
5.78%, 08/16/28	6,090	6,194,290
5.71%, 02/16/29	9,710	9,982,090
4.40%, 08/16/29	2,500	2,495,174
Honda Auto Receivables Owner Trust
5.21%, 08/15/28	1,900	1,919,904
4.57%, 03/21/29	7,300	7,309,769
Security	Par (000)	Value
Hyundai Auto Receivables Trust
4.58%, 04/15/27	$6,600	$6,596,238
4.48%, 07/17/28	13,000	12,982,125
5.48%, 04/17/28	30,000	30,316,755
4.84%, 03/15/29	4,625	4,661,390
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,318,094
4.91%, 02/18/31	1,850	1,870,665
4.06%, 06/15/29	2,140	2,121,219
Nissan Auto Lease Trust, 4.91%, 04/15/27	14,430	14,484,452
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	17,060	17,108,726
5.23%, 12/15/28	6,440	6,477,585
5.25%, 04/17/28	6,000	6,026,869
5.45%, 03/15/30	1,670	1,686,881
5.64%, 08/15/30	3,500	3,565,871
4.62%, 11/15/28	1,460	1,458,043
5.14%, 02/17/32	4,100	4,086,824
Synchrony Card Funding LLC, 5.04%, 03/15/30	9,330	9,422,512
Verizon Master Trust
4.17%, 08/20/30	6,300	6,259,639
4.62%, 11/20/30	7,700	7,736,126
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,390,277
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	10,780	10,842,333
5.01%, 01/22/30	6,000	6,065,878
World Omni Auto Receivables Trust, 5.09%, 12/17/29	2,000	2,022,792
Total Asset-Backed Securities — 0.4% (Cost: $528,189,286)		529,053,548
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
3650R 2021-PF1 Commercial Mortgage Trust, 5.47%, 11/15/55(a)	1,000	1,019,999
Bank
2.29%, 06/15/64	7,260	6,189,949
3.46%, 01/15/63(a)	1,400	1,180,815
4.79%, 02/15/52(a)	1,887	1,704,947
5.72%, 06/15/57	4,450	4,701,079
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,282,321
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	5,000	4,912,856
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	13,914,473
Series 2020, Class A5, 2.65%, 01/15/63	6,500	5,828,352
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	20,176,132
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	4,790,580
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,686,016
Bank5
5.64%, 10/15/57	2,000	2,038,529
5.77%, 06/15/57	9,520	9,814,481
5.79%, 06/15/57	2,000	2,056,380
5.89%, 11/15/57	5,000	5,200,963
6.42%, 08/15/57(a)	650	663,567
6.49%, 06/15/57(a)	2,950	3,098,514

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.38%, 07/15/56(a)	$1,949	$2,069,226
Bank5 Trust
6.23%, 05/15/57	3,000	3,141,588
7.20%, 05/15/57(a)	2,580	2,742,036
7.20%, 05/15/57(a)	722	756,535
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,045,549
BBCMS Mortgage Trust
2.69%, 11/15/54	2,000	1,742,241
4.05%, 12/15/51	4,000	3,892,892
4.60%, 06/15/55(a)	5,390	5,280,057
5.40%, 09/15/57	2,500	2,588,814
5.45%, 09/15/55(a)	500	480,644
5.45%, 04/15/56	1,000	1,032,027
5.53%, 11/15/57	1,500	1,568,754
5.55%, 07/15/57	1,000	1,019,717
5.63%, 09/15/57	5,100	5,168,499
5.71%, 12/15/55(a)	3,160	3,326,620
5.72%, 02/15/57	2,586	2,643,986
5.83%, 11/15/57(a)	1,000	1,042,809
5.84%, 09/15/57(a)	3,000	3,148,051
5.87%, 02/15/57	4,955	5,195,418
5.89%, 09/15/57	1,250	1,281,159
5.94%, 05/15/57(a)	3,210	3,334,917
5.97%, 07/15/56(a)	500	525,641
6.00%, 09/15/56(a)	18,820	20,203,552
6.00%, 05/15/57(a)	1,800	1,829,341
6.13%, 11/15/57	900	933,414
6.15%, 03/15/57(a)	2,800	2,856,597
6.35%, 12/15/55(a)	500	516,607
6.36%, 03/15/57(a)	1,000	1,040,140
6.51%, 09/15/56(a)	3,000	3,200,603
6.64%, 03/15/57(a)	1,660	1,708,226
6.70%, 07/15/57(a)	1,000	1,031,699
6.80%, 11/15/56(a)	3,970	4,495,941
7.70%, 12/15/56(a)	1,322	1,429,281
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	17,927,681
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	8,939,912
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	14,383,233
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,681,438
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,427,708
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	18,590	16,300,684
Benchmark Mortgage Trust
2.91%, 09/15/43(a)	750	577,956
3.18%, 02/15/53(a)	1,000	851,652
5.60%, 08/15/57	3,700	3,796,416
5.77%, 05/15/56	1,000	1,027,291
6.06%, 01/10/57(a)	1,360	1,380,172
6.38%, 03/15/57	4,460	4,640,157
6.67%, 03/15/57	1,770	1,818,514
6.79%, 03/15/57	3,130	3,272,894
7.08%, 05/15/56(a)	500	524,825
7.18%, 07/15/57(a)	2,000	2,115,931
7.18%, 07/15/57(a)	2,000	2,079,105
7.21%, 01/10/57(a)	1,850	1,922,169
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,219,495
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	6,793,930
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-B5, Class A4, 4.21%, 07/15/51	$6,150	$5,989,621
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,900,915
Series 2018-B7, Class B, 5.00%, 05/15/53(a)	1,100	1,029,761
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,413,453
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,130,511
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	18,594,429
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,031,890
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	5,934,847
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,275,339
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	20,830,125
Series 2021-B24, Class A4, 2.26%, 03/15/54	456	393,143
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,160,538
BMO Mortgage Trust
5.31%, 09/15/54	1,200	1,225,391
5.75%, 09/15/57(a)	1,000	1,018,090
5.86%, 02/15/57	3,730	3,862,315
5.89%, 11/15/57(a)	3,500	3,593,133
5.91%, 03/15/57(a)	7,550	7,899,411
5.96%, 09/15/56(a)	30,000	32,011,187
6.09%, 09/15/57(a)	750	761,221
6.14%, 03/15/57(a)	2,330	2,432,551
6.23%, 03/15/57(a)	1,500	1,492,002
6.29%, 02/15/57(a)	5,310	5,516,847
6.36%, 02/15/57(a)	260	272,195
6.41%, 11/15/57(a)	4,700	4,841,095
7.49%, 11/15/56(a)	11,200	12,001,648
CD Mortgage Trust
3.91%, 11/13/50(a)	995	920,898
Series 2017-CD3, Class A4, 3.63%, 02/10/50	5,500	5,172,600
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,801,906
3.74%, 03/10/51	1,932	1,874,318
4.07%, 12/15/72(a)	1,500	1,294,066
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	17,361,519
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,875,691
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,373,285
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,916,267
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,511,698
Commission Mortgage Trust, Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,944,792
CSAIL Commercial Mortgage Trust
2.72%, 12/15/52	500	458,308
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,327,550
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,041,576
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	26,336,804
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,146,038

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust
3.56%, 06/10/50(a)	$5,500	$5,138,999
Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	963,970
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,193,331
3.00%, 09/25/29	16,000	15,068,053
3.53%, 09/25/32	1,000	929,476
3.78%, 01/25/32	10,843	10,483,273
3.78%, 11/25/32(a)	17,795	16,896,992
3.80%, 03/25/32	1,957	1,894,108
3.82%, 12/25/32(a)	21,500	20,461,230
4.05%, 07/25/33	35,000	33,733,650
4.20%, 05/25/33	48,000	46,805,702
4.25%, 04/25/33	40,000	39,167,144
4.28%, 07/25/30	10,500	10,401,750
4.35%, 01/25/33(a)	33,140	32,690,596
4.46%, 08/25/31	5,000	4,980,471
4.51%, 07/25/29	5,700	5,702,773
4.74%, 08/25/28(a)	15,000	15,098,431
4.85%, 09/25/28	5,000	5,051,522
5.20%, 02/25/31	5,560	5,757,200
5.36%, 01/25/29(a)	14,300	14,724,530
5.40%, 01/25/29	15,000	15,468,597
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,430,678
1.87%, 10/25/31(a)	3,000	2,535,795
4.19%, 07/25/28(a)	19,111	18,937,124
GS Mortgage Securities Trust
3.57%, 05/12/53(a)	1,840	1,586,960
4.38%, 07/10/51(a)	2,433	2,257,593
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,350,971
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,892,344
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,864,274
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,403,261
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,065,830
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,940,087
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	9,206,538
Morgan Stanley Capital I Trust
2.75%, 06/15/54(a)	2,000	1,684,265
5.01%, 07/15/51(a)	1,000	931,305
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,574,169
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,077,037
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	677,845
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	7,173,268
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	17,922,073
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	8,978,543
UBS Commercial Mortgage Trust
4.03%, 08/15/51	5,496	5,346,801
4.73%, 12/15/50(a)	528	482,193
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-C08, Class A4, 3.98%, 02/15/51	$18,150	$17,574,598
Wells Fargo Commercial Mortgage Trust
3.31%, 11/15/54	500	407,691
4.15%, 03/15/51(a)	1,749	1,682,415
4.55%, 03/15/52	1,000	945,427
4.67%, 09/15/61(a)	3,000	2,897,379
5.93%, 07/15/57	3,000	3,114,113
Class A4, 2.34%, 08/15/54	4,600	3,949,186
Series 2019-C54, Class A4, 3.15%, 12/15/52	5,000	4,601,377
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,728,151
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,100,643
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,490,243
		1,160,604,646
Total Collateralized Mortgage Obligations — 1.0% (Cost: $1,212,937,143)		1,160,604,646
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,638	2,280,510
3.38%, 03/01/41	2,217	1,694,519
4.65%, 10/01/28	3,101	3,096,061
4.75%, 03/30/30	4,008	3,993,694
5.38%, 06/15/33	2,078	2,096,018
5.40%, 10/01/48	2,280	2,223,382
Omnicom Group Inc.
2.45%, 04/30/30	3,817	3,392,867
2.60%, 08/01/31	4,204	3,649,956
4.20%, 06/01/30	3,732	3,632,554
5.30%, 11/01/34(b)	2,435	2,467,187
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	8,535	8,419,195
		36,945,943
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26	12,395	11,980,756
2.25%, 06/15/26	4,024	3,851,178
2.70%, 02/01/27	5,240	4,983,441
2.75%, 02/01/26	2,690	2,617,791
2.80%, 03/01/27	2,368	2,252,823
2.95%, 02/01/30	6,304	5,647,430
3.10%, 05/01/26	5,166	5,018,570
3.20%, 03/01/29	4,541	4,195,300
3.25%, 02/01/28	3,530	3,338,323
3.25%, 03/01/28	2,844	2,677,525
3.25%, 02/01/35	3,749	3,043,216
3.38%, 06/15/46	2,448	1,655,276
3.45%, 11/01/28	2,623	2,459,321
3.50%, 03/01/39	2,254	1,709,586
3.55%, 03/01/38	2,038	1,584,805
3.60%, 05/01/34	3,496	2,979,472
3.63%, 02/01/31(b)	3,817	3,483,213
3.63%, 03/01/48	2,743	1,896,839
3.65%, 03/01/47	2,201	1,535,019

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
3.75%, 02/01/50	$6,323	$4,469,220
3.83%, 03/01/59	2,267	1,511,581
3.85%, 11/01/48	2,394	1,705,036
3.90%, 05/01/49	4,661	3,344,652
3.95%, 08/01/59	5,093	3,456,340
5.04%, 05/01/27	7,994	7,999,913
5.15%, 05/01/30(b)	14,038	13,986,424
5.71%, 05/01/40	9,692	9,414,569
5.81%, 05/01/50	21,796	20,853,990
5.88%, 02/15/40	2,593	2,548,232
5.93%, 05/01/60	14,227	13,482,798
6.13%, 02/15/33	1,878	1,950,796
6.26%, 05/01/27(c)	4,995	5,120,013
6.30%, 05/01/29(c)	5,115	5,334,313
6.39%, 05/01/31(c)	2,315	2,440,069
6.53%, 05/01/34(c)	10,465	11,119,377
6.63%, 02/15/38	1,789	1,891,913
6.86%, 05/01/54(c)	5,895	6,417,725
6.88%, 03/15/39	2,501	2,682,528
7.01%, 05/01/64(c)	2,860	3,120,303
GE Capital Funding LLC, 4.55%, 05/15/32	4,637	4,548,363
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,419	4,219,790
General Dynamics Corp.
1.15%, 06/01/26	4,240	4,048,186
2.13%, 08/15/26	4,163	4,012,852
2.25%, 06/01/31	2,035	1,776,740
2.63%, 11/15/27	3,169	3,018,394
2.85%, 06/01/41	3,629	2,709,565
3.50%, 04/01/27	3,247	3,185,786
3.60%, 11/15/42(b)	1,223	1,016,710
3.63%, 04/01/30	5,227	5,006,908
3.75%, 05/15/28	5,793	5,667,011
4.25%, 04/01/40	3,954	3,595,403
4.25%, 04/01/50	3,945	3,424,484
General Electric Co.
4.35%, 05/01/50	1,065	941,847
4.50%, 03/11/44	950	864,933
5.88%, 01/14/38	1,947	2,070,532
6.75%, 03/15/32	3,065	3,430,018
6.88%, 01/10/39	1,190	1,392,868
HEICO Corp.
5.25%, 08/01/28	1,560	1,587,224
5.35%, 08/01/33	1,490	1,520,258
Hexcel Corp., 4.20%, 02/15/27	2,615	2,565,042
Howmet Aerospace Inc.
3.00%, 01/15/29	660	619,081
4.85%, 10/15/31	1,010	1,010,631
5.90%, 02/01/27	240	246,440
5.95%, 02/01/37	1,495	1,599,411
6.75%, 01/15/28	790	835,712
L3Harris Technologies Inc.
1.80%, 01/15/31	3,700	3,110,634
2.90%, 12/15/29	2,706	2,476,538
3.85%, 12/15/26	5,727	5,639,772
4.40%, 06/15/28	10,374	10,280,534
4.85%, 04/27/35	1,846	1,800,158
5.05%, 06/01/29	2,280	2,308,674
5.05%, 04/27/45	2,113	2,031,986
5.25%, 06/01/31	1,930	1,968,872
5.35%, 06/01/34	2,535	2,588,743
Security	Par (000)	Value
Aerospace & Defense (continued)
5.40%, 01/15/27	$4,995	$5,079,880
5.40%, 07/31/33	5,550	5,683,732
5.50%, 08/15/54	2,825	2,863,903
5.60%, 07/31/53	2,070	2,119,985
6.15%, 12/15/40	2,380	2,571,688
Lockheed Martin Corp.
1.85%, 06/15/30	2,850	2,476,496
2.80%, 06/15/50	4,648	3,081,683
3.55%, 01/15/26	6,123	6,059,010
3.60%, 03/01/35	2,473	2,228,869
3.80%, 03/01/45	5,270	4,358,419
3.90%, 06/15/32	3,970	3,765,587
4.07%, 12/15/42	3,893	3,397,040
4.09%, 09/15/52	7,831	6,547,870
4.15%, 06/15/53	4,830	4,061,280
4.30%, 06/15/62	4,320	3,634,339
4.45%, 05/15/28	1,335	1,339,115
4.50%, 02/15/29	2,105	2,105,924
4.50%, 05/15/36	2,220	2,145,060
4.70%, 05/15/46	5,314	4,961,637
4.75%, 02/15/34	3,385	3,365,349
4.80%, 08/15/34	3,035	3,020,457
5.10%, 11/15/27	4,910	5,011,701
5.20%, 02/15/55	2,060	2,053,655
5.20%, 02/15/64	2,250	2,211,640
5.25%, 01/15/33	4,035	4,169,189
5.70%, 11/15/54	3,165	3,389,938
5.72%, 06/01/40	1,682	1,785,777
5.90%, 11/15/63	2,565	2,817,373
Series B, 6.15%, 09/01/36	2,720	3,013,961
Northrop Grumman Corp.
3.20%, 02/01/27	3,331	3,242,197
3.25%, 01/15/28	9,788	9,416,404
3.85%, 04/15/45	2,734	2,237,719
4.03%, 10/15/47	9,466	7,846,333
4.40%, 05/01/30	2,397	2,367,038
4.60%, 02/01/29	2,360	2,363,590
4.70%, 03/15/33	3,710	3,673,942
4.75%, 06/01/43	4,974	4,649,970
4.90%, 06/01/34	2,790	2,788,983
4.95%, 03/15/53	3,785	3,577,984
5.05%, 11/15/40	1,868	1,827,113
5.15%, 05/01/40(b)	2,475	2,454,994
5.20%, 06/01/54	4,955	4,867,456
5.25%, 05/01/50	4,118	4,057,612
RTX Corp.
1.90%, 09/01/31	4,426	3,688,277
2.25%, 07/01/30	5,075	4,469,365
2.38%, 03/15/32	4,327	3,668,754
2.65%, 11/01/26	2,348	2,270,815
2.82%, 09/01/51	4,294	2,763,936
3.03%, 03/15/52	6,227	4,163,302
3.13%, 05/04/27	5,756	5,561,135
3.13%, 07/01/50	5,495	3,787,223
3.50%, 03/15/27	5,890	5,751,041
3.75%, 11/01/46	4,999	3,955,370
4.05%, 05/04/47	3,423	2,821,644
4.13%, 11/16/28	10,854	10,669,673
4.15%, 05/15/45	4,605	3,897,342
4.35%, 04/15/47	5,246	4,535,410
4.45%, 11/16/38	3,315	3,061,584

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.50%, 06/01/42	$15,037	$13,625,163
4.63%, 11/16/48	7,143	6,429,358
4.70%, 12/15/41	2,860	2,649,725
4.80%, 12/15/43	2,359	2,190,595
4.88%, 10/15/40	1,939	1,852,650
5.00%, 02/27/26	2,745	2,758,313
5.15%, 02/27/33	5,200	5,265,248
5.38%, 02/27/53	4,375	4,363,869
5.40%, 05/01/35	682	703,655
5.70%, 04/15/40	770	808,965
5.75%, 11/08/26	6,570	6,703,671
5.75%, 01/15/29	3,215	3,354,326
6.00%, 03/15/31	5,130	5,463,629
6.05%, 06/01/36	480	519,824
6.10%, 03/15/34	6,435	6,931,899
6.13%, 07/15/38	1,310	1,424,176
6.40%, 03/15/54	4,255	4,861,799
7.20%, 08/15/27	2,603	2,786,117
7.50%, 09/15/29	2,128	2,382,415
		581,711,936
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	8,205	6,901,967
2.63%, 09/16/26	2,810	2,714,954
3.40%, 05/06/30	4,154	3,868,435
3.40%, 02/04/41	6,567	4,996,544
3.70%, 02/04/51	5,797	4,205,478
3.88%, 09/16/46	6,872	5,276,770
4.00%, 02/04/61(b)	4,175	3,133,456
4.25%, 08/09/42	3,889	3,261,020
4.40%, 02/14/26	5,616	5,597,412
4.45%, 05/06/50	2,673	2,191,305
4.50%, 05/02/43	3,173	2,726,939
4.80%, 02/14/29	6,329	6,324,247
5.38%, 01/31/44	7,567	7,480,131
5.80%, 02/14/39	8,612	8,873,999
5.95%, 02/14/49(b)	9,422	9,702,916
6.20%, 11/01/28	2,440	2,564,516
6.88%, 11/01/33	1,980	2,205,582
Archer-Daniels-Midland Co.
2.50%, 08/11/26	6,450	6,235,090
2.70%, 09/15/51	2,500	1,600,505
2.90%, 03/01/32	2,995	2,655,741
3.25%, 03/27/30	4,926	4,601,346
3.75%, 09/15/47	2,499	1,968,216
4.02%, 04/16/43	1,747	1,505,279
4.50%, 08/15/33	1,670	1,632,377
4.50%, 03/15/49	3,314	2,958,757
4.54%, 03/26/42	2,082	1,918,810
5.38%, 09/15/35	1,196	1,246,348
5.94%, 10/01/32(b)	1,312	1,422,429
BAT Capital Corp.
2.26%, 03/25/28	3,595	3,324,850
2.73%, 03/25/31	5,128	4,520,149
3.22%, 09/06/26	5,311	5,174,521
3.46%, 09/06/29	2,527	2,383,491
3.56%, 08/15/27	4,598	4,466,099
3.73%, 09/25/40	770	606,890
3.98%, 09/25/50	370	276,664
4.39%, 08/15/37	10,234	9,128,577
4.54%, 08/15/47	7,070	5,883,740
Security	Par (000)	Value
Agriculture (continued)
4.70%, 04/02/27	$5,434	$5,432,330
4.74%, 03/16/32	4,060	3,973,222
4.76%, 09/06/49	4,793	4,074,485
4.91%, 04/02/30	4,273	4,270,494
5.28%, 04/02/50	2,257	2,091,199
5.65%, 03/16/52	2,935	2,824,518
5.83%, 02/20/31	3,395	3,540,516
6.00%, 02/20/34	3,595	3,782,390
6.34%, 08/02/30	4,675	4,980,152
6.42%, 08/02/33	5,350	5,772,384
7.08%, 08/02/43	3,295	3,708,587
7.08%, 08/02/53	4,520	5,178,319
7.75%, 10/19/32	2,726	3,159,471
BAT International Finance PLC
1.67%, 03/25/26	5,164	4,961,253
4.45%, 03/16/28	5,800	5,756,573
5.93%, 02/02/29	4,825	5,022,523
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,685	5,031,286
3.25%, 08/15/26	4,608	4,498,527
3.75%, 09/25/27	3,021	2,956,444
4.10%, 01/07/28	2,390	2,351,387
4.20%, 09/17/29	1,700	1,667,461
4.65%, 09/17/34	1,455	1,412,915
Philip Morris International Inc.
0.88%, 05/01/26(b)	3,154	2,996,424
1.75%, 11/01/30	4,738	4,008,414
2.10%, 05/01/30	3,078	2,700,548
2.75%, 02/25/26	4,335	4,240,672
3.13%, 08/17/27	2,935	2,842,733
3.13%, 03/02/28(b)	3,236	3,101,389
3.38%, 08/15/29	5,758	5,466,590
3.88%, 08/21/42	4,346	3,595,782
4.13%, 03/04/43	4,169	3,554,759
4.25%, 11/10/44	3,198	2,749,348
4.38%, 11/01/27	2,690	2,679,516
4.38%, 11/15/41	4,167	3,706,409
4.50%, 03/20/42	3,505	3,163,750
4.63%, 11/01/29	2,940	2,936,284
4.75%, 02/12/27	3,865	3,884,906
4.75%, 11/01/31	2,600	2,589,135
4.88%, 02/13/26	5,920	5,941,244
4.88%, 02/15/28	9,095	9,184,136
4.88%, 02/13/29	3,195	3,226,920
4.88%, 11/15/43	3,305	3,112,024
4.90%, 11/01/34(b)	2,790	2,764,150
5.13%, 11/17/27	7,307	7,427,307
5.13%, 02/15/30	6,220	6,339,392
5.13%, 02/13/31	4,545	4,626,629
5.25%, 09/07/28	1,855	1,898,498
5.25%, 02/13/34	7,365	7,485,211
5.38%, 02/15/33	7,910	8,102,570
5.50%, 09/07/30	2,350	2,434,548
5.63%, 11/17/29	4,670	4,864,056
5.63%, 09/07/33	2,885	3,005,301
5.75%, 11/17/32	4,281	4,501,851
6.38%, 05/16/38	6,233	6,932,255
Reynolds American Inc.
5.70%, 08/15/35	3,394	3,489,325
5.85%, 08/15/45	9,663	9,578,332
6.15%, 09/15/43	2,581	2,660,010

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
7.25%, 06/15/37	$2,350	$2,658,024
		386,430,428
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28(b)	1,209	1,167,271
Series 2015-1, Class A, 3.38%, 11/01/28	1,396	1,327,723
Series 2015-2, Class AA, 3.60%, 03/22/29	2,347	2,263,877
Series 2016-1, Class AA, 3.58%, 07/15/29(b)	1,335	1,286,391
Series 2016-2, Class AA, 3.20%, 12/15/29	2,325	2,201,714
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	1,103	1,034,075
Series 2017-1, Class AA, 3.65%, 02/15/29(b)	2,346	2,238,990
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	2,238	2,107,118
Series 2019-1, Class AA, 3.15%, 08/15/33	2,670	2,429,142
Series A, Class A, 2.88%, 01/11/36	3,763	3,255,543
Delta Air Lines Inc.
3.75%, 10/28/29(b)	2,170	2,027,935
4.38%, 04/19/28	1,070	1,044,518
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	4,314	4,011,480
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	2,864	2,702,450
Series 2019-1, Class AA, 2.75%, 11/15/33	2,070	1,816,059
Southwest Airlines Co.
2.63%, 02/10/30	2,868	2,563,019
3.00%, 11/15/26	2,205	2,128,660
3.45%, 11/16/27	2,043	1,964,978
5.13%, 06/15/27	8,942	9,023,208
United Airlines Pass-Through Trust
5.80%, 07/15/37	6,263	6,443,669
Series 2014-1, Class A, 4.00%, 10/11/27(b)	2,410	2,373,177
Series 2014-2, Class A, 3.75%, 03/03/28(b)	3,654	3,568,720
Series 2016-1, Class AA, 3.10%, 01/07/30	3,049	2,876,713
Series 2016-2, Class AA, 2.88%, 04/07/30	2,361	2,195,861
Series 2018-1, Class AA, 3.50%, 09/01/31	3,021	2,847,887
Series 2019, Class AA, 4.15%, 02/25/33	1,739	1,667,964
Series 2019-2, Class AA, 2.70%, 11/01/33	3,397	2,987,419
Series 2020-1, 5.88%, 04/15/29	3,976	4,061,643
Series 24-A, 5.88%, 08/15/38	1,825	1,897,302
Series AA, 5.45%, 08/15/38	4,545	4,638,735
		82,153,241
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26(b)	4,958	4,780,955
2.75%, 03/27/27	6,043	5,840,353
2.85%, 03/27/30	7,240	6,687,372
3.25%, 03/27/40	4,980	4,009,905
3.38%, 11/01/46	2,585	1,974,743
3.38%, 03/27/50	5,807	4,327,738
3.63%, 05/01/43	3,069	2,527,956
3.88%, 11/01/45	4,983	4,147,200
Ralph Lauren Corp., 2.95%, 06/15/30	2,689	2,474,009
Tapestry Inc.
3.05%, 03/15/32(b)	2,503	2,163,818
4.13%, 07/15/27	2,031	1,993,073
		40,927,122
Security	Par (000)	Value
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.30%, 09/09/26	$4,935	$4,663,536
1.80%, 01/13/31	2,602	2,202,138
2.00%, 03/24/28	4,180	3,857,114
2.25%, 01/12/29	3,395	3,097,318
2.30%, 09/09/26	4,291	4,131,722
2.35%, 01/08/27	2,646	2,534,672
3.50%, 02/15/28	3,176	3,083,803
4.40%, 10/05/26	2,160	2,157,471
4.40%, 09/05/29	2,690	2,661,113
4.45%, 10/22/27	2,875	2,866,401
4.60%, 04/17/30(b)	3,955	3,942,680
4.70%, 01/12/28	2,935	2,957,171
4.75%, 01/12/26	1,755	1,758,153
4.85%, 10/23/31	2,875	2,869,069
4.90%, 03/12/27	2,805	2,830,319
4.90%, 07/09/27	2,035	2,055,179
4.90%, 03/13/29	3,465	3,502,293
4.90%, 01/10/34(b)	2,205	2,196,403
4.95%, 01/09/26	3,390	3,403,177
5.05%, 07/10/31	2,885	2,917,321
5.13%, 07/07/28	2,925	2,981,197
5.25%, 07/07/26	2,365	2,390,379
5.65%, 11/15/28	3,485	3,621,114
5.85%, 10/04/30	2,855	3,013,099
Cummins Inc.
1.50%, 09/01/30	4,549	3,860,934
2.60%, 09/01/50(b)	5,145	3,268,306
4.88%, 10/01/43	2,271	2,175,063
4.90%, 02/20/29	1,105	1,122,638
5.15%, 02/20/34(b)	1,180	1,212,688
5.45%, 02/20/54	1,240	1,274,674
Ford Motor Co.
3.25%, 02/12/32	10,805	9,223,568
4.35%, 12/08/26	860	848,623
4.75%, 01/15/43	10,245	8,545,365
5.29%, 12/08/46(b)	5,330	4,826,405
6.10%, 08/19/32	6,735	6,882,006
6.63%, 10/01/28(b)	402	421,743
7.40%, 11/01/46(b)	3,025	3,354,865
7.45%, 07/16/31	4,250	4,663,602
9.63%, 04/22/30	1,290	1,512,325
Ford Motor Credit Co. LLC
2.70%, 08/10/26	5,265	5,050,500
2.90%, 02/16/28	2,020	1,877,091
2.90%, 02/10/29	2,600	2,350,522
3.63%, 06/17/31	3,800	3,361,970
3.82%, 11/02/27	1,851	1,781,968
4.00%, 11/13/30	7,400	6,787,292
4.13%, 08/17/27	3,930	3,818,738
4.27%, 01/09/27	2,145	2,106,362
4.39%, 01/08/26	8,100	8,027,131
4.54%, 08/01/26	5,381	5,320,625
4.95%, 05/28/27	4,225	4,198,324
5.11%, 05/03/29	10,535	10,363,869
5.13%, 11/05/26	3,130	3,124,494
5.30%, 09/06/29	2,590	2,566,459
5.80%, 03/05/27	8,390	8,492,790
5.80%, 03/08/29	3,920	3,961,300
5.85%, 05/17/27	4,690	4,756,838
6.05%, 03/05/31	4,160	4,239,158

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.05%, 11/05/31	$1,600	$1,628,337
6.13%, 03/08/34	7,215	7,291,101
6.80%, 05/12/28	6,435	6,715,850
6.80%, 11/07/28	5,080	5,322,001
6.95%, 03/06/26	6,385	6,505,845
6.95%, 06/10/26	6,079	6,221,331
7.12%, 11/07/33	5,385	5,801,150
7.20%, 06/10/30	3,270	3,493,578
7.35%, 11/04/27	7,620	8,038,030
7.35%, 03/06/30	5,120	5,492,259
General Motors Co.
4.20%, 10/01/27	3,884	3,824,194
5.00%, 10/01/28	5,375	5,405,502
5.00%, 04/01/35	3,498	3,380,510
5.15%, 04/01/38	4,520	4,301,065
5.20%, 04/01/45	6,042	5,523,101
5.40%, 10/15/29	2,610	2,655,881
5.40%, 04/01/48	3,956	3,686,566
5.60%, 10/15/32(b)	5,505	5,679,137
5.95%, 04/01/49	4,562	4,566,818
6.25%, 10/02/43	5,835	6,013,256
6.60%, 04/01/36	5,425	5,872,208
6.75%, 04/01/46(b)	3,652	3,983,493
6.80%, 10/01/27	5,221	5,480,783
General Motors Financial Co. Inc.
1.25%, 01/08/26	2,973	2,859,690
1.50%, 06/10/26	6,940	6,606,638
2.35%, 02/26/27	4,340	4,117,899
2.35%, 01/08/31	2,710	2,310,567
2.40%, 04/10/28	5,120	4,734,611
2.40%, 10/15/28	5,372	4,910,851
2.70%, 08/20/27	2,924	2,770,030
2.70%, 06/10/31	5,040	4,355,976
3.10%, 01/12/32	4,042	3,530,177
3.60%, 06/21/30	3,551	3,293,544
3.85%, 01/05/28	2,409	2,342,576
4.00%, 10/06/26	4,000	3,948,130
4.30%, 04/06/29	2,970	2,893,394
4.35%, 01/17/27	5,534	5,484,026
4.90%, 10/06/29	2,335	2,326,495
5.00%, 04/09/27	5,700	5,726,160
5.25%, 03/01/26	6,130	6,157,254
5.35%, 07/15/27	270	273,623
5.40%, 04/06/26	3,350	3,374,983
5.40%, 05/08/27	2,900	2,941,802
5.45%, 09/06/34(b)	2,365	2,368,814
5.55%, 07/15/29	3,780	3,869,362
5.60%, 06/18/31	800	816,823
5.65%, 01/17/29	2,629	2,697,366
5.75%, 02/08/31	2,245	2,311,345
5.80%, 06/23/28	3,245	3,340,403
5.80%, 01/07/29	4,530	4,663,653
5.85%, 04/06/30	3,730	3,869,509
5.95%, 04/04/34	5,590	5,771,738
6.00%, 01/09/28	4,220	4,363,326
6.10%, 01/07/34	6,652	6,934,719
6.40%, 01/09/33	4,668	4,957,757
Honda Motor Co. Ltd.
2.53%, 03/10/27(b)	2,480	2,380,041
2.97%, 03/10/32	3,900	3,476,507
Security	Par (000)	Value
Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	$6,609	$7,858,187
PACCAR Financial Corp.
1.10%, 05/11/26	2,734	2,607,139
2.00%, 02/04/27	1,745	1,657,929
4.00%, 09/26/29	1,510	1,479,011
4.45%, 03/30/26(b)	1,465	1,465,936
4.45%, 08/06/27	2,790	2,797,431
4.60%, 01/10/28	1,625	1,637,911
4.60%, 01/31/29(b)	1,705	1,717,812
4.95%, 08/10/28	540	549,944
5.00%, 05/13/27	3,500	3,556,184
5.00%, 03/22/34(b)	1,540	1,587,601
5.05%, 08/10/26	1,530	1,546,013
5.20%, 11/09/26	1,595	1,619,627
Series R, 4.50%, 11/25/26	1,590	1,594,256
Toyota Motor Corp.
1.34%, 03/25/26	4,685	4,497,487
2.36%, 03/25/31	2,485	2,193,920
2.76%, 07/02/29	2,168	2,020,718
3.67%, 07/20/28	3,130	3,068,985
5.12%, 07/13/28	2,328	2,380,582
5.12%, 07/13/33	1,580	1,642,692
5.28%, 07/13/26	1,415	1,434,553
Toyota Motor Credit Corp.
0.80%, 01/09/26	835	801,958
1.13%, 06/18/26(b)	6,379	6,071,808
1.15%, 08/13/27	3,362	3,085,992
1.65%, 01/10/31	3,370	2,827,436
1.90%, 01/13/27	4,185	3,975,150
1.90%, 04/06/28	4,269	3,933,577
1.90%, 09/12/31	3,365	2,825,271
2.15%, 02/13/30	5,219	4,628,210
2.40%, 01/13/32	1,085	931,719
3.05%, 03/22/27	7,230	7,020,362
3.05%, 01/11/28	3,445	3,304,480
3.20%, 01/11/27	4,382	4,277,061
3.38%, 04/01/30	4,459	4,191,424
3.65%, 01/08/29	3,695	3,578,377
4.35%, 10/08/27	4,250	4,240,835
4.45%, 05/18/26	4,735	4,736,297
4.45%, 06/29/29	3,710	3,699,164
4.55%, 08/07/26	3,930	3,935,992
4.55%, 09/20/27	2,425	2,434,830
4.55%, 08/09/29	4,230	4,228,355
4.55%, 05/17/30	3,425	3,407,725
4.60%, 10/10/31	3,640	3,598,562
4.63%, 01/12/28	4,460	4,484,391
4.65%, 01/05/29	1,930	1,940,135
4.70%, 01/12/33	2,805	2,797,733
4.80%, 01/05/26	3,040	3,050,891
4.80%, 01/05/34	1,000	996,031
5.00%, 08/14/26	4,520	4,562,385
5.05%, 05/16/29	1,795	1,830,257
5.10%, 03/21/31	3,010	3,071,175
5.20%, 05/15/26	2,295	2,318,563
5.25%, 09/11/28	2,035	2,088,074
5.40%, 11/20/26	3,680	3,746,924
5.45%, 11/10/27	4,125	4,243,399
5.55%, 11/20/30	4,250	4,435,152

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Series B, 5.00%, 03/19/27	$3,310	$3,350,231
		624,296,707
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51	6,840	4,198,793
4.35%, 03/15/29	1,690	1,661,537
4.40%, 10/01/46(b)	1,402	1,106,978
5.40%, 03/15/49(b)	1,937	1,747,026
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(b)	3,685	3,242,840
4.15%, 05/01/52	4,635	3,453,639
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	1,420	1,390,572
5.15%, 09/13/34(b)	1,350	1,298,320
5.75%, 09/13/54	2,360	2,207,255
6.88%, 12/15/54, (5-year CMT + 3.385%)(a)	160	155,557
BorgWarner Inc.
2.65%, 07/01/27	5,123	4,888,982
4.38%, 03/15/45	2,780	2,351,622
4.95%, 08/15/29	1,935	1,939,213
5.40%, 08/15/34(b)	605	610,761
Lear Corp.
2.60%, 01/15/32	1,930	1,629,878
3.50%, 05/30/30	2,070	1,908,616
3.55%, 01/15/52(b)	1,640	1,145,093
3.80%, 09/15/27	2,239	2,183,761
4.25%, 05/15/29	2,325	2,254,918
5.25%, 05/15/49	2,040	1,853,645
Magna International Inc.
2.45%, 06/15/30	1,713	1,517,267
5.05%, 03/14/29	2,865	2,909,180
5.50%, 03/21/33(b)	1,520	1,573,237
5.98%, 03/21/26	680	680,050
		47,908,740
Banks — 5.4%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	180	183,614
Australia & New Zealand Banking Group Ltd., 5.09%, 12/08/25	1,970	1,982,688
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,710	3,663,729
4.75%, 01/18/27	5,635	5,676,513
4.90%, 07/16/27	3,785	3,830,857
5.00%, 03/18/26	5,200	5,235,277
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	3,290	3,351,645
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	4,380	4,464,063
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	2,740	2,819,312
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	2,960	3,325,163
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	5,073	4,787,902
1.85%, 03/25/26	6,499	6,249,599
2.75%, 12/03/30	5,260	4,537,096
2.96%, 03/25/31	4,390	3,904,070
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)(b)	4,710	4,080,762
3.31%, 06/27/29	5,597	5,249,473
3.49%, 05/28/30	4,663	4,293,635
3.80%, 02/23/28	3,799	3,673,415
Security	Par (000)	Value
Banks (continued)
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	$5,483	$5,382,756
4.25%, 04/11/27	6,343	6,255,064
4.38%, 04/12/28	4,964	4,880,824
5.29%, 08/18/27	6,253	6,308,702
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	6,660	6,727,460
5.44%, 07/15/31	5,600	5,702,084
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	4,970	5,052,796
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	5,200	5,261,412
5.59%, 08/08/28	6,570	6,728,272
6.35%, 03/14/34	5,320	5,553,728
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	4,520	4,662,078
6.61%, 11/07/28	5,290	5,629,101
6.92%, 08/08/33	8,565	9,259,883
6.94%, 11/07/33	6,500	7,270,493
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	22,188	21,131,022
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	7,475	6,388,580
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	13,106	11,098,495
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	12,845	11,730,795
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	16,695	14,180,536
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	11,445	9,513,126
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	16,155	14,415,969
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	11,100	10,594,475
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	12,425	10,701,220
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	14,254	12,709,930
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	22,057	16,046,187
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	16,404	14,389,671
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	4,869	3,208,452
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	9,668	8,847,764
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	17,575	15,412,809
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	9,310	6,333,722
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	10,644	9,924,929
3.25%, 10/21/27	11,500	11,120,412
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	15,555	12,220,115
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	24,392	23,452,454
3.50%, 04/19/26	12,481	12,303,097
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(a)	11,257	11,067,809
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	9,436	9,163,673
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	9,779	9,544,781

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	$12,273	$12,040,492
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	5,645	5,101,667
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	5,450	4,462,227
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	10,525	10,266,452
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	12,318	11,913,508
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	7,619	6,777,510
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	21,308	17,753,149
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	10,018	9,233,293
4.25%, 10/22/26	10,503	10,416,183
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	12,814	12,604,486
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	11,761	10,199,222
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	8,716	8,643,777
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	9,096	8,080,737
4.45%, 03/03/26	9,696	9,656,446
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	14,890	14,494,286
4.88%, 04/01/44	3,103	2,992,010
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	11,135	11,190,162
5.00%, 01/21/44	9,425	9,240,549
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	19,030	19,107,589
5.08%, 01/20/27, (1-day SOFR + 1.290%)(a)	12,700	12,740,824
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	14,350	14,532,087
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	20,525	20,859,982
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	9,670	9,667,983
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	14,050	14,449,500
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	12,395	12,415,685
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	11,520	11,939,826
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	14,520	15,327,858
5.88%, 02/07/42	7,312	7,939,279
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	7,920	8,074,176
6.11%, 01/29/37	10,152	10,869,592
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	7,979	8,305,238
6.22%, 09/15/26	4,219	4,330,725
7.75%, 05/14/38	8,149	9,894,526
Series L, 4.18%, 11/25/27	8,723	8,579,772
Series L, 4.75%, 04/21/45	2,797	2,611,444
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(a)	13,535	13,009,884
Security	Par (000)	Value
Banks (continued)
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	$10,951	$9,596,808
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	5,135	3,867,189
Bank of America NA
5.53%, 08/18/26	7,815	7,945,919
6.00%, 10/15/36	6,728	7,195,007
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)	4,920	4,711,859
1.25%, 09/15/26	8,486	8,006,062
2.65%, 03/08/27	6,460	6,211,114
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	3,855	3,286,754
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	5,266	5,046,617
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)	1,890	1,877,180
5.20%, 02/01/28	6,485	6,596,815
5.27%, 12/11/26(b)	5,715	5,792,690
5.30%, 06/05/26	5,115	5,169,930
5.37%, 06/04/27(b)	4,110	4,196,455
5.51%, 06/04/31	4,590	4,733,303
5.72%, 09/25/28	5,080	5,272,833
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	1,830	1,826,120
Series H, 4.70%, 09/14/27	4,885	4,903,846
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	1,866	1,788,233
1.05%, 10/15/26	3,366	3,161,174
1.65%, 07/14/28	2,210	2,010,112
1.65%, 01/28/31	2,552	2,147,559
1.80%, 07/28/31(b)	2,795	2,366,794
2.05%, 01/26/27	4,375	4,170,546
2.45%, 08/17/26	5,371	5,203,443
2.50%, 01/26/32(b)	2,490	2,163,436
2.80%, 05/04/26	4,082	3,989,695
3.00%, 10/30/28	2,989	2,820,988
3.25%, 05/16/27	4,222	4,106,812
3.30%, 08/23/29	4,049	3,806,394
3.40%, 01/29/28	4,874	4,727,969
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	5,696	5,553,308
3.85%, 04/28/28	5,805	5,702,642
3.85%, 04/26/29	3,455	3,373,856
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)(b)	2,867	2,824,449
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	3,672	3,530,760
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	4,365	4,364,280
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	2,755	2,750,473
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	3,155	3,109,306
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	3,245	3,269,001
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	7,890	7,921,647
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	4,195	4,202,588
4.98%, 03/14/30, (1-day SOFR +1.085%)(a)	5,340	5,407,573

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	$5,380	$5,460,446
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	5,325	5,423,573
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)(b)	3,125	3,192,801
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	2,340	2,401,240
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	5,184	5,354,616
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	6,300	6,678,881
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	4,465	4,732,683
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	4,870	5,383,782
Series J, 1.90%, 01/25/29	2,638	2,385,400
Bank of Nova Scotia (The)
1.05%, 03/02/26	5,530	5,296,517
1.30%, 09/15/26	4,525	4,275,031
1.35%, 06/24/26(b)	4,195	3,997,464
1.95%, 02/02/27	4,070	3,855,970
2.15%, 08/01/31	2,766	2,340,720
2.45%, 02/02/32	3,475	2,971,417
2.70%, 08/03/26	7,121	6,907,064
2.95%, 03/11/27	3,515	3,395,898
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	1,750	1,738,627
4.50%, 12/16/25	6,097	6,063,792
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	5,107	4,787,226
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(b)	1,810	1,784,796
4.75%, 02/02/26	2,025	2,028,238
4.85%, 02/01/30	6,325	6,358,522
5.25%, 06/12/28	3,020	3,085,857
5.35%, 12/07/26	4,595	4,664,444
5.40%, 06/04/27	3,050	3,111,846
5.45%, 08/01/29	2,460	2,532,006
5.65%, 02/01/34	3,535	3,688,997
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(b)	995	833,433
BankUnited Inc., 5.13%, 06/11/30	1,359	1,328,305
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	8,191	7,779,416
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	3,919	3,448,332
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	3,845	3,328,624
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	5,883	5,069,768
3.33%, 11/24/42, (1-year CMT + 1.300%)(a)	5,725	4,336,574
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	5,005	4,465,807
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(b)	2,943	2,376,894
4.34%, 01/10/28	5,595	5,506,837
4.38%, 01/12/26	11,482	11,426,006
4.84%, 05/09/28	9,148	9,053,656
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	3,790	3,775,735
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	5,500	5,457,893
4.95%, 01/10/47	7,305	6,858,805
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)	7,955	7,954,173
Security	Par (000)	Value
Banks (continued)
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(a)	$6,563	$6,482,228
5.20%, 05/12/26	9,163	9,168,817
5.25%, 08/17/45(b)	7,378	7,259,731
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	9,440	9,331,477
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	8,210	8,314,982
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	4,720	4,791,824
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)	8,965	9,157,095
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	3,925	4,019,053
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	7,370	7,453,730
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	1,150	1,219,816
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	8,035	8,466,622
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	4,185	4,396,286
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	2,065	2,117,526
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	5,700	6,210,109
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(b)	8,520	9,295,607
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	3,906	4,158,121
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	8,225	9,298,216
BPCE SA, 3.38%, 12/02/26	2,213	2,162,654
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,810	3,621,189
3.45%, 04/07/27	3,855	3,760,395
3.60%, 04/07/32	4,470	4,113,696
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	3,125	3,114,229
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	2,385	2,362,056
5.00%, 04/28/28	4,975	5,025,092
5.24%, 06/28/27	3,485	3,537,900
5.26%, 04/08/29	4,335	4,422,360
5.62%, 07/17/26	2,865	2,906,346
5.93%, 10/02/26	3,625	3,706,880
5.99%, 10/03/28	3,335	3,482,822
6.09%, 10/03/33	4,675	5,012,798
Citibank NA
4.84%, 08/06/29	8,520	8,578,315
4.88%, 11/19/27, (1-day SOFR + 0.712%)(a)	5,000	5,012,223
4.93%, 08/06/26	5,070	5,098,733
5.44%, 04/30/26	9,375	9,477,581
5.49%, 12/04/26	8,880	9,032,838
5.57%, 04/30/34	5,670	5,904,336
5.80%, 09/29/28	6,730	7,013,335
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(a)	11,448	10,967,709
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	11,473	10,908,414
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	4,760	4,059,812
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	12,250	10,591,997

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	$14,920	$13,204,528
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	11,522	10,326,509
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(b)	6,955	5,102,984
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	9,392	8,602,924
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	13,765	12,098,515
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	10,840	10,450,047
3.20%, 10/21/26	12,248	11,918,995
3.40%, 05/01/26	9,330	9,162,222
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	11,973	11,568,405
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	12,100	11,754,416
3.70%, 01/12/26	9,342	9,243,169
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	12,050	11,088,269
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	5,996	5,214,071
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	11,832	11,616,418
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	11,219	10,822,739
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	9,326	9,123,875
4.13%, 07/25/28(b)	9,249	9,047,222
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	6,129	5,271,632
4.30%, 11/20/26	5,308	5,264,192
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	15,399	15,017,376
4.45%, 09/29/27	14,712	14,561,108
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	15,795	15,573,203
4.60%, 03/09/26	6,680	6,660,863
4.65%, 07/30/45	5,000	4,561,588
4.65%, 07/23/48	11,568	10,444,703
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	5,170	5,153,354
4.75%, 05/18/46	9,218	8,386,624
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	4,850	4,798,071
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	6,435	6,510,422
5.30%, 05/06/44	5,560	5,507,178
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	7,077	7,076,797
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	920	902,146
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	11,010	11,290,262
5.59%, 11/19/34, (5-year CMT + 1.280%)(a)	140	140,730
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	8,785	8,950,342
5.88%, 02/22/33	2,482	2,596,493
5.88%, 01/30/42	6,029	6,459,357
6.00%, 10/31/33	8,090	8,528,692
6.13%, 08/25/36	3,408	3,596,078
Security	Par (000)	Value
Banks (continued)
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	$7,800	$8,163,975
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	12,110	13,041,709
6.63%, 01/15/28	4,727	5,018,491
6.63%, 06/15/32(b)	6,075	6,625,848
6.68%, 09/13/43(b)	5,499	6,324,371
8.13%, 07/15/39	9,893	12,613,309
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	2,818	2,798,859
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	2,842	2,804,097
Citizens Financial Group Inc.
2.50%, 02/06/30	1,286	1,138,029
2.64%, 09/30/32(b)	2,537	2,088,598
2.85%, 07/27/26	2,600	2,518,138
3.25%, 04/30/30	3,433	3,150,336
4.30%, 12/03/25(b)	1,059	1,051,886
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	1,730	1,704,968
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	4,185	4,270,235
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	650	668,368
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)	3,085	3,349,007
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	2,185	2,113,627
Comerica Inc.
4.00%, 02/01/29	3,441	3,303,288
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	1,400	1,429,354
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	4,250	4,260,652
5.32%, 03/13/26	1,815	1,833,691
Cooperatieve Rabobank UA
3.75%, 07/21/26	6,473	6,340,456
5.25%, 05/24/41	7,586	7,748,164
5.25%, 08/04/45	4,895	4,847,600
5.75%, 12/01/43	5,535	5,778,002
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	2,610	2,607,212
4.49%, 10/17/29	3,320	3,298,136
4.80%, 01/09/29	1,470	1,484,644
4.85%, 01/09/26	2,420	2,429,243
5.04%, 03/05/27	2,970	3,012,386
5.50%, 10/05/26	3,835	3,905,616
Deutsche Bank AG, 4.10%, 01/13/26	2,644	2,623,123
Deutsche Bank AG/New York
1.69%, 03/19/26	7,443	7,170,488
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	7,083	6,722,398
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	5,755	5,467,265
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	2,794	2,424,308
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	7,632	6,973,208
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	6,225	5,496,303
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	5,355	4,623,257
4.10%, 01/13/26	2,578	2,554,398

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	$3,965	$3,848,779
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	4,310	4,259,875
5.37%, 09/09/27	3,144	3,198,228
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)	5,390	5,267,046
5.41%, 05/10/29	2,675	2,730,937
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	2,025	2,051,934
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	900	906,008
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	5,065	5,295,542
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	6,590	6,965,822
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	6,070	6,388,067
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	5,585	5,769,117
Discover Bank
2.70%, 02/06/30	3,218	2,870,988
3.45%, 07/27/26	4,753	4,645,649
4.25%, 03/13/26	2,180	2,163,493
4.65%, 09/13/28	4,002	3,965,526
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	3,129	2,955,904
2.55%, 05/05/27	3,749	3,567,921
3.95%, 03/14/28	5,150	5,022,297
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(b)	2,148	2,107,507
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	1,486	1,413,688
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	5,645	5,597,535
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	640	637,439
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)(b)	1,820	1,873,222
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	1,370	1,434,691
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	4,590	4,770,097
8.25%, 03/01/38	5,257	6,441,457
Fifth Third Bank NA
2.25%, 02/01/27	2,996	2,853,212
3.85%, 03/15/26	4,029	3,975,136
First Horizon Bank, 5.75%, 05/01/30(b)	1,636	1,644,683
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,085	1,124,923
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	7,585	7,635,535
5.41%, 05/21/27, (1-day SOFR +0.750%)(a)	9,025	9,107,360
Goldman Sachs Capital I, 6.35%, 02/15/34	5,933	6,288,377
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(a)	5,577	5,370,652
1.43%, 03/09/27, (1-day SOFR + 0.798%)(a)	13,000	12,459,141
Security	Par (000)	Value
Banks (continued)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	$13,328	$12,583,237
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	18,580	17,608,627
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	11,295	9,497,679
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	11,047	9,426,375
2.60%, 02/07/30	9,271	8,333,037
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	15,100	13,140,921
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	13,420	12,809,429
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	13,065	11,265,493
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	6,565	4,834,885
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	17,220	15,210,909
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	9,633	7,420,755
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	8,400	6,617,188
3.50%, 11/16/26	12,936	12,650,168
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	11,475	11,174,845
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	10,462	10,184,554
3.75%, 02/25/26	8,243	8,154,587
3.80%, 03/15/30	11,457	10,913,255
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	11,289	10,940,254
3.85%, 01/26/27	13,664	13,441,503
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	10,531	9,302,946
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	13,916	13,670,751
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	4,336	4,310,386
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	6,163	5,635,601
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	10,975	10,894,881
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	5,965	5,925,206
4.75%, 10/21/45	8,144	7,579,420
4.80%, 07/08/44	7,794	7,313,797
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	10,015	9,918,893
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	10,140	10,209,921
5.15%, 05/22/45	8,532	8,248,856
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	11,690	11,829,926
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	10,280	10,620,721
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	13,635	14,314,666
5.95%, 01/15/27	4,413	4,533,499
6.13%, 02/15/33	8,123	8,894,460
6.25%, 02/01/41	11,056	12,168,373
6.45%, 05/01/36	3,659	4,012,301

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	$11,540	$12,214,746
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	2,565	2,826,590
6.75%, 10/01/37	23,721	26,307,727
HSBC Bank USA NA, 7.00%, 01/15/39	4,285	4,954,999
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,315	1,338,172
5.88%, 11/01/34	2,380	2,510,365
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)	350	333,650
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	4,990	4,611,149
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	5,900	5,341,754
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	160	151,986
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	6,728	5,806,669
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	12,990	11,250,306
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	6,858	6,111,883
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	8,415	7,268,516
3.90%, 05/25/26(b)	700	691,883
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	14,250	13,625,188
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	11,971	11,744,519
4.30%, 03/08/26(b)	1,140	1,133,912
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	14,987	14,795,607
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	11,415	11,365,396
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	7,760	7,419,074
4.95%, 03/31/30	11,520	11,574,659
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)	5,000	5,025,100
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)(b)	4,440	4,471,258
5.25%, 03/14/44	6,819	6,548,143
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	7,130	7,191,140
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	10,885	10,997,855
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	6,650	6,765,739
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	6,330	6,423,019
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(b)	6,135	6,327,276
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)	6,335	6,531,068
5.87%, 11/18/35, (1-day SOFR + 1.900%)(a)	7,200	7,241,348
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	7,735	7,855,783
6.10%, 01/14/42	3,972	4,400,732
Security	Par (000)	Value
Banks (continued)
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	$9,160	$9,489,133
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	10,390	11,054,566
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)	10,755	11,775,028
6.50%, 05/02/36	8,902	9,475,887
6.50%, 09/15/37	10,457	11,147,274
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	5,620	5,942,191
6.80%, 06/01/38	6,895	7,520,541
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	9,480	10,104,539
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	7,100	7,903,736
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	9,180	10,587,219
HSBC USA Inc., 5.29%, 03/04/27	2,845	2,889,049
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	2,510	2,056,105
2.55%, 02/04/30	3,402	3,029,001
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	3,190	3,157,155
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	1,524	1,506,228
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	2,100	2,126,522
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	5,160	5,283,381
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)	2,610	2,672,817
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	4,390	4,576,950
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	3,600	3,574,046
5.65%, 01/10/30	4,460	4,610,242
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,635	2,563,371
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	6,726	6,447,729
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	4,028	3,527,589
3.95%, 03/29/27	7,755	7,623,604
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	5,568	5,464,855
4.05%, 04/09/29	4,805	4,669,102
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	3,495	3,312,041
4.55%, 10/02/28	6,071	6,029,633
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	6,585	6,683,534
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	6,955	7,093,876
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	2,810	2,867,847
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	5,040	5,338,626
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(a)	6,206	5,940,246

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	$9,183	$8,667,203
1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	9,171	8,779,951
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	5,005	4,214,831
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	12,685	10,695,598
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	9,986	9,137,366
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	8,145	7,656,924
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	13,676	12,185,451
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)	7,115	5,064,257
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	10,050	8,645,843
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	10,074	8,785,340
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	16,191	14,749,574
2.95%, 10/01/26	13,476	13,117,716
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	6,889	6,631,996
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	8,501	7,692,719
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	13,890	12,224,419
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	7,873	6,129,376
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	11,760	8,285,067
3.16%, 04/22/42, (1-day SOFR + 1.460%)(a)	8,809	6,810,782
3.20%, 06/15/26	8,535	8,370,427
3.30%, 04/01/26	13,454	13,251,801
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	13,840	10,128,329
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	5,283	5,099,905
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	11,020	10,720,977
3.63%, 12/01/27	7,131	6,940,918
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	15,046	14,404,414
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	12,441	12,202,254
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	12,191	10,760,258
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	9,098	7,459,472
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(a)	11,823	11,719,677
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	16,610	13,736,143
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	8,784	8,588,307
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	8,351	7,004,841
4.13%, 12/15/26	11,631	11,535,054
Security	Par (000)	Value
Banks (continued)
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	$12,147	$11,928,565
4.25%, 10/01/27	7,073	7,037,943
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	10,374	9,056,894
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	14,338	14,195,591
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	10,896	10,766,806
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	13,450	13,254,931
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	5,525	5,497,162
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	8,966	8,879,004
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	8,510	8,315,078
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	10,935	10,857,642
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	11,090	11,113,266
4.85%, 02/01/44	6,421	6,196,325
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	18,040	18,049,763
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	4,380	4,351,834
4.95%, 06/01/45	6,711	6,418,691
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	7,725	7,776,628
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	8,850	8,924,686
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	11,185	11,276,207
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	7,575	7,620,177
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	8,940	9,083,259
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	10,950	11,143,298
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	8,225	8,373,888
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	16,510	16,906,923
5.40%, 01/06/42	7,419	7,631,569
5.50%, 10/15/40	6,309	6,539,606
5.53%, 11/29/45, (1-day SOFR + 1.550%)(a)	5,400	5,548,286
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	10,880	11,085,215
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	11,520	11,876,036
5.60%, 07/15/41	9,325	9,775,554
5.63%, 08/16/43	7,118	7,452,315
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	15,775	16,352,382
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	14,785	15,522,088
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	8,780	8,990,551
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	8,740	9,155,889
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	12,855	13,925,970

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.40%, 05/15/38	$11,911	$13,423,417
7.63%, 10/15/26(b)	6,821	7,194,848
8.00%, 04/29/27	9,271	9,995,119
8.75%, 09/01/30	1,954	2,330,398
JPMorgan Chase Bank NA, 5.11%, 12/08/26	8,855	8,962,950
KeyBank NA
4.70%, 01/26/26	360	359,149
5.00%, 01/26/33	3,753	3,667,825
KeyBank NA/Cleveland OH
3.40%, 05/20/26	3,575	3,493,343
3.90%, 04/13/29	1,813	1,711,134
4.39%, 12/14/27	1,370	1,345,136
4.90%, 08/08/32	3,295	3,192,202
5.85%, 11/15/27(b)	4,178	4,299,274
6.95%, 02/01/28	780	814,575
KeyCorp
2.25%, 04/06/27	3,184	3,002,662
2.55%, 10/01/29(b)	5,846	5,252,405
4.10%, 04/30/28(b)	2,891	2,817,704
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)(b)	3,433	3,314,221
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	4,165	4,450,649
Korea Development Bank (The)
0.80%, 07/19/26	1,680	1,582,970
1.00%, 09/09/26	1,230	1,157,324
1.63%, 01/19/31	3,315	2,785,984
2.00%, 09/12/26(b)	1,025	980,676
2.00%, 10/25/31	4,300	3,629,194
2.25%, 02/24/27	1,050	1,003,208
3.00%, 01/13/26	3,958	3,893,624
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,740	6,537,354
0.00%, 06/29/37(b)(d)	14,383	8,287,792
0.63%, 01/22/26	10,636	10,199,028
0.75%, 09/30/30	4,849	4,005,544
1.00%, 10/01/26	6,574	6,202,342
1.75%, 09/14/29	9,717	8,726,135
2.88%, 04/03/28(b)	11,132	10,687,529
3.00%, 05/20/27	2,545	2,475,517
3.50%, 08/27/27(b)	450	442,083
3.63%, 04/01/26	7,680	7,610,650
3.75%, 02/15/28	5,350	5,283,350
3.88%, 06/15/28	6,638	6,574,122
4.00%, 03/15/29(b)	5,370	5,341,712
4.13%, 07/15/33	10,985	10,899,565
4.38%, 03/01/27	5,128	5,148,853
4.38%, 02/28/34	2,290	2,313,235
4.63%, 08/07/26	14,062	14,144,700
4.75%, 10/29/30	2,595	2,674,303
5.00%, 03/16/26	5,225	5,268,882
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	5,110	4,877,213
0.88%, 09/03/30	6,665	5,541,555
1.75%, 07/27/26	3,855	3,697,610
3.88%, 09/28/27	990	981,912
3.88%, 06/14/28	1,943	1,923,435
4.63%, 04/17/29	550	560,577
5.00%, 10/24/33	1,900	2,001,571
Series 37, 2.50%, 11/15/27	907	864,839
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	$3,670	$3,501,649
3.37%, 12/14/46, (5-year CMT + 1.500%)(a)	6,017	4,363,283
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(a)	6,767	6,523,496
3.75%, 01/11/27	6,129	6,007,986
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	5,140	5,015,601
4.34%, 01/09/48	7,189	5,927,730
4.38%, 03/22/28	4,543	4,481,818
4.55%, 08/16/28	7,153	7,096,099
4.58%, 12/10/25	6,593	6,552,958
4.65%, 03/24/26	6,889	6,848,603
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	2,595	2,554,066
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(b)	5,200	5,226,851
5.30%, 12/01/45(b)	4,469	4,258,174
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	5,780	5,848,894
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	4,120	4,190,651
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	8,420	8,602,925
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	4,240	4,361,738
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	3,225	3,315,309
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	7,450	7,577,402
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	4,655	5,310,095
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)(b)	2,885	2,861,901
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	4,105	3,993,745
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	4,550	4,730,886
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	2,815	3,039,425
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,100	2,989,338
4.65%, 01/27/26	3,025	3,020,806
4.70%, 01/27/28	4,405	4,386,094
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	8,990	8,539,274
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	6,645	6,280,483
2.05%, 07/17/30	3,975	3,443,080
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	7,994	6,830,331
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	7,035	6,697,191
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	4,004	3,447,101
2.56%, 02/25/30	4,700	4,225,756
2.76%, 09/13/26	3,715	3,596,228
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	5,230	4,578,430
3.20%, 07/18/29	7,779	7,298,099
3.29%, 07/25/27	3,857	3,742,709
3.68%, 02/22/27	4,179	4,104,680
3.74%, 03/07/29	6,309	6,111,209
3.75%, 07/18/39	6,805	5,941,258
3.85%, 03/01/26	3,924	3,883,330
3.96%, 03/02/28	5,468	5,383,689
4.05%, 09/11/28(b)	4,436	4,368,923
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	3,890	3,833,228
4.15%, 03/07/39(b)	2,671	2,464,737
4.29%, 07/26/38(b)	2,697	2,527,245
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	3,245	3,119,660
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	5,350	5,388,506
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	5,985	6,060,546
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	2,545	2,589,006

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	$4,130	$4,211,921
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)(b)	5,050	5,138,338
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	3,245	3,355,205
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	4,795	4,897,956
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	7,070	7,280,844
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	3,900	4,035,518
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	3,120	3,226,761
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	3,465	3,572,961
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	3,913	3,716,277
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	4,393	4,175,004
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	4,830	4,115,319
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	2,088	1,766,757
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	4,485	3,887,401
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	2,785	2,358,626
2.56%, 09/13/31	3,925	3,356,670
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	2,473	2,197,274
2.84%, 09/13/26	3,027	2,935,639
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	2,630	2,407,607
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	3,712	3,447,887
3.17%, 09/11/27	4,893	4,706,879
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	2,420	2,267,783
3.66%, 02/28/27(b)	2,762	2,703,897
4.02%, 03/05/28	6,015	5,898,452
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	4,700	4,606,599
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	3,590	3,662,171
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	2,260	2,307,209
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	4,340	4,416,900
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	3,470	3,592,289
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	2,950	3,053,461
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	2,990	3,075,229
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	2,950	3,063,921
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)	3,130	3,252,823
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	3,650	3,812,238
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	4,530	4,731,640
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	7,200	7,432,537
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(a)	11,049	10,622,525
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	12,224	11,589,791
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	9,443	9,025,181
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	8,990	7,488,719
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	13,470	11,227,226
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	16,527	13,976,173
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	9,575	9,133,945
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	14,513	12,006,880
Security	Par (000)	Value
Banks (continued)
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	$10,148	$8,685,816
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	17,477	15,764,940
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	9,979	6,592,205
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	9,353	8,191,166
3.13%, 07/27/26	14,112	13,784,388
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)	6,721	5,239,413
3.59%, 07/22/28(a)	14,682	14,214,229
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	7,824	7,368,835
3.63%, 01/20/27	12,375	12,168,316
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	9,304	9,040,785
3.88%, 01/27/26	14,172	14,054,149
3.95%, 04/23/27	9,900	9,730,317
3.97%, 07/22/38(a)	9,995	8,883,672
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	9,000	8,893,722
4.30%, 01/27/45	11,854	10,457,997
4.35%, 09/08/26	11,154	11,078,553
4.38%, 01/22/47	10,055	8,913,999
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	11,773	11,600,573
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	5,147	4,801,408
4.65%, 10/18/30, (1-day SOFR +1.100%)(a)	16,175	16,059,630
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	7,585	7,515,453
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	12,255	12,354,496
5.05%, 01/28/27, (1-day SOFR + 1.295%)(a)	3,875	3,886,832
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	12,345	12,475,519
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	8,220	8,316,264
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	11,565	11,716,738
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	13,385	13,525,016
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	8,370	8,284,062
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)	9,365	9,525,523
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	9,395	9,578,864
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	8,810	9,001,694
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	9,275	9,498,598
5.52%, 11/19/55, (1-day SOFR +1.710%)(a)	8,340	8,628,573
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	9,070	9,511,054
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	9,600	9,791,312
5.66%, 04/18/30, (1-day SOFR +1.260%)(a)	13,510	13,922,573
5.83%, 04/19/35, (1-day SOFR +1.580%)(a)	14,045	14,752,152
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	6,080	6,241,407
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	9,150	9,378,241
6.25%, 08/09/26	5,861	6,013,807

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	$7,443	$7,748,147
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	12,890	13,968,405
6.38%, 07/24/42	8,973	10,195,068
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	5,805	6,132,541
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	8,390	9,276,074
7.25%, 04/01/32	11,434	13,164,270
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	13,040	12,975,687
4.75%, 04/21/26	8,913	8,939,642
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	6,350	6,381,531
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)	3,465	3,485,905
5.50%, 05/26/28, (1-day SOFR +0.865%)(a)	8,990	9,146,498
5.88%, 10/30/26	8,625	8,832,082
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,606	5,439,727
3.38%, 01/14/26	5,749	5,676,446
3.91%, 06/09/27	365	360,566
4.50%, 10/26/27	2,965	2,969,031
4.75%, 12/10/25	3,825	3,832,741
4.79%, 01/10/29	3,440	3,482,317
4.90%, 06/13/28	3,620	3,670,529
4.94%, 01/12/28	4,105	4,163,680
4.97%, 01/12/26	3,109	3,123,636
5.09%, 06/11/27	3,940	4,000,428
National Bank of Canada
4.50%, 10/10/29	2,520	2,486,587
5.60%, 07/02/27, (1-day SOFR +1.036%)(a)	2,975	3,010,774
5.60%, 12/18/28	3,430	3,528,680
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	7,270	6,918,938
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	4,308	3,768,103
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	5,352	5,127,769
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(a)	4,054	3,959,751
4.80%, 04/05/26	7,718	7,721,322
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)	7,195	7,181,948
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	6,500	6,485,823
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)	8,920	8,937,733
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	4,250	4,317,181
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	2,910	2,953,859
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	6,410	6,603,799
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	4,550	4,679,748
5.85%, 03/02/27, (1-year CMT + 1.350%)(a)	4,675	4,725,972
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	4,020	4,233,053
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	3,640	3,774,526
Northern Trust Corp.
1.95%, 05/01/30	5,921	5,168,200
3.15%, 05/03/29	3,167	3,005,523
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	4,026	3,871,728
3.65%, 08/03/28	1,240	1,208,038
4.00%, 05/10/27	12,965	12,839,273
6.13%, 11/02/32(b)	3,596	3,898,160
Security	Par (000)	Value
Banks (continued)
Oesterreichische Kontrollbank AG
0.50%, 02/02/26	$4,255	$4,063,493
3.63%, 09/09/27	1,835	1,806,339
3.75%, 09/05/29	3,160	3,105,554
4.13%, 01/20/26	1,605	1,598,547
4.13%, 01/18/29	4,465	4,454,359
4.25%, 03/01/28	1,530	1,531,516
4.75%, 05/21/27	4,700	4,756,870
5.00%, 10/23/26	2,040	2,065,390
PNC Bank NA
2.70%, 10/22/29	3,997	3,609,008
3.10%, 10/25/27	5,248	5,047,044
3.25%, 01/22/28	4,459	4,293,471
4.05%, 07/26/28	6,679	6,518,352
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,706	3,502,379
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)(b)	4,418	3,793,184
2.55%, 01/22/30	9,067	8,171,504
2.60%, 07/23/26	4,731	4,586,214
3.15%, 05/19/27	3,947	3,821,238
3.45%, 04/23/29	8,060	7,693,629
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	4,462	4,293,493
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)	7,055	7,054,389
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	4,810	4,768,412
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	7,070	7,045,888
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	4,515	4,540,353
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	4,925	4,983,398
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	5,575	5,677,578
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	3,550	3,618,439
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	7,715	7,918,347
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	5,220	5,351,189
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	3,580	3,712,351
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	4,355	4,603,579
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	5,860	6,207,079
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	5,505	5,683,801
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	10,035	11,236,929
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,585	2,706,250
Regions Financial Corp.
1.80%, 08/12/28	2,060	1,855,661
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	70	70,293
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(b)	2,915	2,986,451
7.38%, 12/10/37	2,463	2,840,388

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada
0.88%, 01/20/26	$5,994	$5,756,033
1.15%, 07/14/26	6,832	6,483,462
1.20%, 04/27/26	8,485	8,109,692
1.40%, 11/02/26	4,483	4,232,231
2.05%, 01/21/27	1,945	1,851,342
2.30%, 11/03/31(b)	7,015	6,004,290
3.63%, 05/04/27	5,094	4,994,439
3.88%, 05/04/32	4,090	3,849,293
4.24%, 08/03/27	6,114	6,074,172
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	3,750	3,739,589
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	2,900	2,889,746
4.65%, 01/27/26	6,972	6,960,557
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	7,270	7,241,900
4.88%, 01/12/26	5,095	5,117,753
4.88%, 01/19/27	6,100	6,150,234
4.90%, 01/12/28	5,775	5,827,730
4.95%, 02/01/29(b)	2,930	2,969,452
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)(b)	6,575	6,632,122
5.00%, 02/01/33	6,810	6,855,524
5.00%, 05/02/33	3,340	3,362,336
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	7,650	7,703,176
5.15%, 02/01/34	5,350	5,406,906
5.20%, 07/20/26	6,330	6,400,989
5.20%, 08/01/28	3,800	3,882,465
6.00%, 11/01/27	5,665	5,884,405
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	4,435	4,207,826
3.24%, 10/05/26	4,754	4,605,860
4.40%, 07/13/27	4,953	4,887,140
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	70	70,000
6.12%, 05/31/27, (1-day SOFR +1.232%)(a)	1,925	1,954,279
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	2,985	3,077,273
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	2,700	2,789,565
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	5,195	5,395,026
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	2,025	2,114,174
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)(b)	2,815	3,122,307
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	5,842	5,548,068
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	4,558	4,323,862
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	2,075	1,823,488
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(a)	4,466	4,320,720
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	3,050	3,003,963
Security	Par (000)	Value
Banks (continued)
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	$4,635	$4,830,550
State Street Bank & Trust Co.
4.59%, 11/25/26	2,500	2,506,150
4.78%, 11/23/29	2,570	2,591,241
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)(b)	1,965	1,857,455
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	3,225	3,067,905
2.20%, 03/03/31	4,440	3,843,294
2.40%, 01/24/30(b)	4,568	4,123,025
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	2,915	2,518,441
2.65%, 05/19/26	3,966	3,867,241
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)(b)	3,305	3,001,461
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	3,116	2,888,952
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	2,488	2,440,970
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)(b)	3,760	3,580,948
4.33%, 10/22/27(b)	5,315	5,297,096
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	2,455	2,396,800
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)	4,545	4,532,060
4.68%, 10/22/32, (1-day SOFR +1.050%)(a)	4,575	4,537,076
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	2,485	2,470,322
4.99%, 03/18/27	5,610	5,672,634
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(b)	3,885	3,953,807
5.27%, 08/03/26	5,560	5,629,234
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	3,915	4,064,865
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	2,005	2,073,786
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	2,270	2,420,775
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	3,290	3,155,743
1.40%, 09/17/26	9,365	8,850,799
1.71%, 01/12/31	2,625	2,187,455
1.90%, 09/17/28	9,150	8,269,427
2.13%, 07/08/30	5,865	5,079,890
2.14%, 09/23/30	3,206	2,749,001
2.17%, 01/14/27	2,299	2,188,393
2.22%, 09/17/31	3,415	2,890,464
2.30%, 01/12/41	2,110	1,471,879
2.47%, 01/14/29	2,225	2,038,633
2.63%, 07/14/26	9,193	8,907,725
2.72%, 09/27/29	1,896	1,728,411
2.75%, 01/15/30	6,125	5,542,243
2.93%, 09/17/41	4,050	3,032,376
3.01%, 10/19/26(b)	6,818	6,619,525
3.04%, 07/16/29	10,835	10,065,872
3.05%, 01/14/42	2,325	1,787,444
3.20%, 09/17/29	2,416	2,251,281
3.35%, 10/18/27	4,089	3,952,835
3.36%, 07/12/27	3,336	3,243,591

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.45%, 01/11/27	$4,072	$3,981,326
3.54%, 01/17/28(b)	3,816	3,696,159
3.78%, 03/09/26	6,756	6,683,890
3.94%, 07/19/28(b)	3,614	3,527,651
4.31%, 10/16/28(b)	3,672	3,630,920
5.32%, 07/09/29	3,545	3,632,087
5.42%, 07/09/31	3,400	3,497,575
5.46%, 01/13/26	6,515	6,567,822
5.52%, 01/13/28	8,290	8,498,366
5.56%, 07/09/34	4,400	4,572,744
5.71%, 01/13/30	5,210	5,412,957
5.72%, 09/14/28	5,465	5,652,196
5.77%, 01/13/33	7,810	8,225,522
5.78%, 07/13/33	3,205	3,377,579
5.80%, 07/13/28	2,930	3,038,875
5.81%, 09/14/33(b)	4,040	4,284,015
5.84%, 07/09/44	2,235	2,353,593
5.85%, 07/13/30	3,300	3,457,760
5.88%, 07/13/26	3,380	3,442,815
6.18%, 07/13/43	1,850	2,059,753
Synchrony Bank, 5.63%, 08/23/27	3,907	3,947,956
Synovus Bank, 5.63%, 02/15/28	1,195	1,204,757
Toronto-Dominion Bank (The)
0.75%, 01/06/26	6,515	6,252,571
1.20%, 06/03/26	6,955	6,613,622
1.25%, 09/10/26	7,553	7,124,660
1.95%, 01/12/27(b)	4,010	3,802,508
2.00%, 09/10/31(b)	5,493	4,653,017
2.45%, 01/12/32	3,435	2,939,346
2.80%, 03/10/27	6,280	6,041,024
3.20%, 03/10/32	7,260	6,506,260
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	6,516	6,338,182
4.11%, 06/08/27	7,190	7,099,348
4.46%, 06/08/32	6,820	6,623,563
4.69%, 09/15/27	6,955	6,967,883
4.98%, 04/05/27	4,505	4,541,533
4.99%, 04/05/29	4,445	4,496,755
5.10%, 01/09/26	1,770	1,777,467
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	690	683,770
5.16%, 01/10/28	5,405	5,482,146
5.26%, 12/11/26	2,910	2,945,539
5.52%, 07/17/28	5,690	5,853,236
5.53%, 07/17/26	6,335	6,416,831
Truist Bank
2.25%, 03/11/30	6,725	5,843,756
3.30%, 05/15/26	6,754	6,612,743
3.80%, 10/30/26	6,156	6,044,426
Truist Financial Corp.
1.13%, 08/03/27	3,962	3,615,704
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	4,516	4,321,998
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	5,140	4,651,267
1.95%, 06/05/30	3,250	2,806,280
3.88%, 03/19/29	4,156	3,997,972
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	4,395	4,322,845
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	4,660	4,661,893
Security	Par (000)	Value
Banks (continued)
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	$5,500	$5,308,313
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	3,420	3,394,230
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	5,750	5,773,131
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	4,095	4,168,643
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	8,735	9,017,184
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	7,595	7,927,752
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	4,935	5,022,588
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	4,573	4,845,742
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	5,115	5,511,887
U.S. Bancorp
1.38%, 07/22/30(b)	3,588	3,006,183
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	5,340	5,063,818
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	7,860	6,524,068
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	6,393	5,514,819
3.00%, 07/30/29	6,029	5,583,037
3.10%, 04/27/26	5,051	4,949,140
3.90%, 04/26/28	6,354	6,218,456
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	7,590	7,552,777
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	4,995	4,979,743
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	5,775	5,660,075
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	7,355	7,205,063
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)	7,695	7,774,006
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	3,680	3,756,014
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	9,700	10,067,652
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	3,615	3,729,480
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	4,010	4,192,934
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	8,730	9,134,191
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	3,715	3,850,116
Series V, 2.38%, 07/22/26	6,127	5,924,075
Series X, 3.15%, 04/27/27	5,597	5,429,886
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	1,450	1,444,113
UBS AG/London
1.25%, 06/01/26	1,909	1,817,453
4.50%, 06/26/48	3,055	2,757,085
5.65%, 09/11/28	4,480	4,638,120
UBS AG/Stamford CT
1.25%, 08/07/26	6,483	6,138,577
5.00%, 07/09/27	7,045	7,106,468
7.50%, 02/15/28	9,725	10,490,454

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG
4.55%, 04/17/26	$9,559	$9,542,645
4.88%, 05/15/45	9,002	8,443,505
Wachovia Corp.
5.50%, 08/01/35(b)	6,900	7,085,080
7.57%, 08/01/26(e)	1,135	1,181,029
Webster Financial Corp., 4.10%, 03/25/29	1,535	1,472,519
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	13,751	12,976,341
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	13,813	12,345,196
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	15,342	14,043,976
3.00%, 04/22/26	15,035	14,694,022
3.00%, 10/23/26	14,783	14,342,223
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	16,665	12,725,758
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)	10,788	10,528,720
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	13,950	12,507,440
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	14,305	13,911,179
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	14,439	14,024,980
3.90%, 05/01/45	8,731	7,203,775
4.10%, 06/03/26	10,597	10,491,231
4.15%, 01/24/29	14,822	14,530,247
4.30%, 07/22/27	11,611	11,498,256
4.40%, 06/14/46	9,252	7,833,726
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	10,122	9,944,868
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	13,995	12,547,901
4.65%, 11/04/44	9,173	8,125,814
4.75%, 12/07/46	9,150	8,133,319
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	10,375	10,372,579
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	15,265	15,112,055
4.90%, 11/17/45	9,023	8,193,759
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(a)	23,621	22,496,027
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	10,835	10,997,416
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)	10,500	10,570,188
5.38%, 02/07/35	2,540	2,605,427
5.38%, 11/02/43	8,918	8,716,335
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	13,870	14,080,717
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(b)	14,305	14,646,388
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	15,834	16,265,383
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	13,390	13,733,451
5.61%, 01/15/44	10,900	10,882,534
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	14,555	14,855,886
5.95%, 12/01/86	2,171	2,278,301
Security	Par (000)	Value
Banks (continued)
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	$9,710	$10,223,143
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	13,780	15,050,778
Series B, 7.95%, 11/15/29	2,249	2,537,130
Wells Fargo Bank NA
4.81%, 01/15/26	5,350	5,366,048
5.25%, 12/11/26	9,425	9,551,503
5.45%, 08/07/26	9,945	10,084,481
5.85%, 02/01/37	5,109	5,377,578
5.95%, 08/26/36	3,862	4,109,153
6.60%, 01/15/38	5,971	6,741,334
Westpac Banking Corp.
1.15%, 06/03/26	6,505	6,195,141
1.95%, 11/20/28	5,540	5,042,549
2.15%, 06/03/31	4,790	4,145,124
2.65%, 01/16/30	3,639	3,327,133
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	6,314	5,445,081
2.70%, 08/19/26	4,641	4,510,770
2.85%, 05/13/26	6,855	6,700,121
2.96%, 11/16/40(b)	4,268	3,169,859
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	7,235	6,245,856
3.13%, 11/18/41	4,644	3,487,969
3.35%, 03/08/27(b)	4,625	4,522,523
3.40%, 01/25/28	4,665	4,523,685
4.04%, 08/26/27	2,196	2,176,715
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	5,318	5,067,558
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	7,148	7,042,272
4.42%, 07/24/39	4,431	4,080,644
4.60%, 10/20/26	2,135	2,142,594
5.05%, 04/16/29	3,870	3,959,373
5.20%, 04/16/26	3,945	3,983,097
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	2,420	2,440,791
5.46%, 11/18/27	6,182	6,359,328
5.54%, 11/17/28	4,615	4,801,675
5.62%, 11/20/35, (1-year CMT + 1.200%)(a)	5,140	5,196,083
6.82%, 11/17/33	3,305	3,668,837
Wintrust Financial Corp., 4.85%, 06/06/29(b)	1,002	962,624
Zions Bancorp NA, 3.25%, 10/29/29	2,311	2,064,155
		6,522,285,201
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26(b)	480	475,319
4.70%, 02/01/36	23,398	22,942,227
4.90%, 02/01/46	39,156	37,448,516
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	140	123,087
4.63%, 02/01/44	4,388	4,128,615
4.70%, 02/01/36	3,096	3,032,647
4.90%, 02/01/46	6,434	6,124,717
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	6,351	6,048,468
3.75%, 07/15/42	570	480,696
4.00%, 04/13/28(b)	10,350	10,232,904
4.35%, 06/01/40	4,999	4,643,148
4.38%, 04/15/38	5,813	5,466,602
4.44%, 10/06/48	8,195	7,325,432
4.50%, 06/01/50	855	799,349

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.60%, 04/15/48	$3,969	$3,738,945
4.60%, 06/01/60	470	435,166
4.75%, 01/23/29	18,358	18,553,492
4.75%, 04/15/58	3,400	3,175,192
4.90%, 01/23/31	5,109	5,200,402
4.95%, 01/15/42	5,985	5,824,893
5.00%, 06/15/34	3,698	3,771,017
5.45%, 01/23/39	8,715	9,051,850
5.55%, 01/23/49	16,320	17,012,581
5.80%, 01/23/59	8,286	8,964,189
5.88%, 06/15/35	1,775	1,922,838
8.00%, 11/15/39	2,620	3,388,321
8.20%, 01/15/39	5,731	7,458,105
Brown-Forman Corp.
4.00%, 04/15/38	1,504	1,352,126
4.50%, 07/15/45	1,890	1,736,588
4.75%, 04/15/33	2,800	2,801,631
Coca-Cola Co. (The)
1.00%, 03/15/28	6,784	6,130,453
1.38%, 03/15/31(b)	4,710	3,925,569
1.45%, 06/01/27	4,937	4,614,107
1.50%, 03/05/28(b)	4,852	4,451,049
1.65%, 06/01/30	6,119	5,288,734
2.00%, 03/05/31	4,266	3,706,069
2.13%, 09/06/29(b)	5,653	5,127,146
2.25%, 01/05/32(b)	9,160	7,949,248
2.50%, 06/01/40	4,848	3,543,449
2.50%, 03/15/51	6,445	4,035,188
2.60%, 06/01/50(b)	7,054	4,561,540
2.75%, 06/01/60(b)	4,571	2,865,286
2.88%, 05/05/41	3,740	2,848,480
2.90%, 05/25/27	4,632	4,486,194
3.00%, 03/05/51	4,635	3,250,927
3.38%, 03/25/27	6,727	6,603,715
3.45%, 03/25/30	7,038	6,749,466
4.20%, 03/25/50	3,556	3,130,341
4.65%, 08/14/34(b)	2,575	2,569,513
5.00%, 05/13/34	3,625	3,716,265
5.20%, 01/14/55	2,215	2,227,773
5.30%, 05/13/54	4,035	4,118,713
5.40%, 05/13/64	4,215	4,311,946
Coca-Cola Consolidated Inc.
5.25%, 06/01/29(b)	2,720	2,786,835
5.45%, 06/01/34	2,275	2,341,948
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,918	3,139,869
2.75%, 01/22/30	3,888	3,539,546
5.25%, 11/26/43	3,172	3,177,896
Constellation Brands Inc.
2.25%, 08/01/31	990	840,278
2.88%, 05/01/30	3,365	3,051,018
3.15%, 08/01/29	4,307	4,020,345
3.50%, 05/09/27	3,010	2,929,399
3.60%, 02/15/28	2,445	2,366,415
3.70%, 12/06/26	3,830	3,764,973
3.75%, 05/01/50	2,470	1,910,258
4.10%, 02/15/48	2,741	2,248,818
4.35%, 05/09/27	2,745	2,728,647
4.50%, 05/09/47	2,405	2,110,810
4.65%, 11/15/28	3,232	3,228,576
4.75%, 12/01/25	2,567	2,565,787
Security	Par (000)	Value
Beverages (continued)
4.75%, 05/09/32	$905	$893,928
4.80%, 01/15/29	1,995	2,000,780
4.90%, 05/01/33	3,735	3,696,104
5.00%, 02/02/26	830	829,926
5.25%, 11/15/48	2,680	2,595,649
Diageo Capital PLC
2.00%, 04/29/30	6,096	5,341,861
2.13%, 04/29/32	4,168	3,480,566
2.38%, 10/24/29	3,195	2,898,956
3.88%, 05/18/28	3,169	3,117,831
3.88%, 04/29/43	2,532	2,145,055
5.30%, 10/24/27	5,435	5,563,152
5.38%, 10/05/26	3,660	3,717,435
5.50%, 01/24/33	4,052	4,207,326
5.63%, 10/05/33	3,190	3,349,480
5.88%, 09/30/36	3,870	4,197,543
Diageo Investment Corp.
4.25%, 05/11/42	1,012	902,243
7.45%, 04/15/35(b)	2,560	3,057,803
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50(b)	615	466,316
4.38%, 05/10/43	340	294,625
Keurig Dr Pepper Inc.
2.25%, 03/15/31(b)	3,173	2,732,780
2.55%, 09/15/26	2,648	2,555,718
3.20%, 05/01/30	2,834	2,625,654
3.35%, 03/15/51	3,435	2,454,478
3.43%, 06/15/27	3,088	3,002,868
3.80%, 05/01/50	3,265	2,539,092
3.95%, 04/15/29(b)	5,535	5,379,977
4.05%, 04/15/32	3,805	3,638,884
4.42%, 12/15/46	2,487	2,147,712
4.50%, 11/15/45	3,240	2,861,807
4.50%, 04/15/52	3,530	3,059,312
4.60%, 05/25/28	2,620	2,618,725
5.05%, 03/15/29	2,025	2,054,874
5.09%, 05/25/48	860	820,144
5.10%, 03/15/27	1,695	1,716,793
5.30%, 03/15/34(b)	1,870	1,910,999
Series 10, 5.20%, 03/15/31	2,675	2,732,405
Molson Coors Beverage Co.
3.00%, 07/15/26	7,496	7,302,342
4.20%, 07/15/46	8,222	6,947,227
5.00%, 05/01/42	5,262	5,053,953
PepsiCo Inc.
1.40%, 02/25/31	4,055	3,376,416
1.63%, 05/01/30	5,368	4,629,866
1.95%, 10/21/31	5,685	4,818,139
2.38%, 10/06/26(b)	4,997	4,825,983
2.63%, 03/19/27	4,288	4,132,510
2.63%, 07/29/29	5,478	5,082,484
2.63%, 10/21/41	3,180	2,296,196
2.75%, 03/19/30	7,413	6,806,104
2.75%, 10/21/51	5,205	3,422,911
2.85%, 02/24/26	4,394	4,315,575
2.88%, 10/15/49(b)	5,187	3,554,511
3.00%, 10/15/27	6,456	6,237,588
3.38%, 07/29/49	1,840	1,381,524
3.45%, 10/06/46	3,909	3,032,198
3.50%, 03/19/40	2,075	1,733,827
3.60%, 02/18/28	5,185	5,082,253

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.60%, 08/13/42	$1,670	$1,371,615
3.63%, 03/19/50	4,229	3,327,351
3.88%, 03/19/60	825	659,287
3.90%, 07/18/32	5,375	5,144,063
4.00%, 03/05/42	2,525	2,201,718
4.00%, 05/02/47	2,445	2,066,466
4.20%, 07/18/52	2,355	2,025,751
4.25%, 10/22/44	890	790,143
4.45%, 05/15/28	3,645	3,672,757
4.45%, 02/15/33(b)	3,560	3,606,342
4.45%, 04/14/46	3,575	3,237,851
4.50%, 07/17/29	3,295	3,321,732
4.55%, 02/13/26	3,306	3,312,269
4.65%, 02/15/53	2,285	2,113,142
4.80%, 07/17/34	3,620	3,643,762
4.88%, 11/01/40	1,420	1,397,050
5.13%, 11/10/26	3,495	3,546,101
5.25%, 07/17/54	2,975	3,031,433
5.50%, 01/15/40	1,000	1,052,200
7.00%, 03/01/29	4,005	4,415,347
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29(b)	1,860	1,871,016
4.65%, 02/16/27	2,210	2,224,658
4.70%, 02/16/34	1,910	1,899,078
		592,193,192
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28(b)	6,548	5,901,966
2.00%, 01/15/32	5,680	4,703,558
2.20%, 02/21/27	3,927	3,733,875
2.30%, 02/25/31	6,006	5,202,770
2.45%, 02/21/30	4,682	4,193,589
2.60%, 08/19/26	7,310	7,069,938
2.77%, 09/01/53	5,435	3,382,202
2.80%, 08/15/41	5,045	3,675,469
3.00%, 02/22/29	2,385	2,239,126
3.00%, 01/15/52	6,677	4,499,536
3.15%, 02/21/40	8,072	6,243,455
3.20%, 11/02/27	5,457	5,272,873
3.35%, 02/22/32	3,261	2,960,633
3.38%, 02/21/50	8,875	6,447,640
4.05%, 08/18/29	6,060	5,901,451
4.20%, 03/01/33	4,070	3,850,957
4.20%, 02/22/52	3,549	2,913,471
4.40%, 05/01/45	9,649	8,391,188
4.40%, 02/22/62	5,101	4,191,626
4.56%, 06/15/48	6,139	5,381,623
4.66%, 06/15/51	12,360	10,957,021
4.88%, 03/01/53	5,145	4,687,015
4.95%, 10/01/41	3,907	3,694,326
5.15%, 03/02/28	17,400	17,673,253
5.15%, 11/15/41	3,955	3,830,270
5.25%, 03/02/30	12,105	12,381,151
5.25%, 03/02/33	16,795	17,070,570
5.51%, 03/02/26(b)	1,490	1,489,456
5.60%, 03/02/43	12,460	12,660,232
5.65%, 06/15/42(b)	2,270	2,318,813
5.65%, 03/02/53	15,940	16,282,618
5.75%, 03/15/40	700	720,954
5.75%, 03/02/63	9,950	10,153,003
6.38%, 06/01/37	1,375	1,515,483
Security	Par (000)	Value
Biotechnology (continued)
6.40%, 02/01/39	$3,410	$3,721,864
Baxalta Inc., 5.25%, 06/23/45	2,188	2,120,742
Biogen Inc.
2.25%, 05/01/30	7,760	6,784,711
3.15%, 05/01/50	7,956	5,330,415
3.25%, 02/15/51	4,631	3,166,195
5.20%, 09/15/45	3,982	3,768,487
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	3,411	3,308,183
3.70%, 03/15/32	4,040	3,682,499
Gilead Sciences Inc.
1.20%, 10/01/27	4,387	4,012,349
1.65%, 10/01/30	4,788	4,057,181
2.60%, 10/01/40	5,436	3,937,471
2.80%, 10/01/50	6,705	4,383,347
2.95%, 03/01/27	6,449	6,240,915
3.65%, 03/01/26	9,768	9,653,701
4.00%, 09/01/36	4,383	3,992,420
4.15%, 03/01/47	8,280	7,017,678
4.50%, 02/01/45	6,300	5,654,471
4.60%, 09/01/35	5,813	5,637,480
4.75%, 03/01/46	9,403	8,693,404
4.80%, 11/15/29	2,520	2,535,544
4.80%, 04/01/44	5,921	5,534,246
5.10%, 06/15/35	3,120	3,163,181
5.25%, 10/15/33	2,945	3,028,762
5.50%, 11/15/54	3,150	3,235,567
5.55%, 10/15/53	3,610	3,742,385
5.60%, 11/15/64	3,270	3,358,981
5.65%, 12/01/41	4,437	4,606,884
Illumina Inc.
2.55%, 03/23/31	875	755,615
4.65%, 09/09/26	1,950	1,943,656
5.75%, 12/13/27	3,165	3,247,793
5.80%, 12/12/25	3,355	3,381,792
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	6,412	5,399,209
2.80%, 09/15/50	5,048	3,168,366
Royalty Pharma PLC
1.75%, 09/02/27	4,786	4,416,727
2.15%, 09/02/31(b)	3,189	2,665,724
2.20%, 09/02/30	4,099	3,522,824
3.30%, 09/02/40	3,602	2,705,912
3.35%, 09/02/51	3,230	2,156,517
3.55%, 09/02/50	4,577	3,227,357
5.15%, 09/02/29	3,285	3,310,113
5.40%, 09/02/34	2,635	2,627,083
5.90%, 09/02/54(b)	2,340	2,358,290
		380,847,152
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	3,088	2,956,513
2.70%, 02/15/31	3,560	3,152,469
2.72%, 02/15/30	9,498	8,600,784
3.38%, 04/05/40	7,465	6,001,233
3.58%, 04/05/50(b)	5,438	4,151,308
5.90%, 03/15/34	2,692	2,856,386
6.20%, 03/15/54	1,499	1,678,858
CRH America Finance Inc., 5.40%, 05/21/34	1,500	1,541,430
CRH SMW Finance DAC, 5.20%, 05/21/29	1,480	1,505,891
Eagle Materials Inc., 2.50%, 07/01/31	2,490	2,171,428

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Fortune Brands Innovations Inc.
3.25%, 09/15/29	$3,967	$3,713,462
4.00%, 03/25/32	2,255	2,114,861
4.50%, 03/25/52	2,942	2,440,847
5.88%, 06/01/33(b)	2,264	2,373,868
Johnson Controls International PLC
3.90%, 02/14/26	3,341	3,305,435
4.50%, 02/15/47	2,962	2,595,913
4.63%, 07/02/44	2,480	2,231,040
4.95%, 07/02/64(e)	1,717	1,549,159
6.00%, 01/15/36	1,079	1,160,160
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	3,055	2,589,985
2.00%, 09/16/31	2,095	1,766,783
4.90%, 12/01/32	1,990	2,003,164
5.50%, 04/19/29	2,805	2,896,129
Lafarge SA, 7.13%, 07/15/36	1,010	1,147,142
Lennox International Inc.
1.70%, 08/01/27	1,763	1,630,739
5.50%, 09/15/28	2,270	2,329,910
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,260	1,951,308
3.20%, 07/15/51	4,770	3,317,151
3.45%, 06/01/27	2,053	1,997,482
3.50%, 12/15/27	3,894	3,775,674
4.25%, 12/15/47	3,295	2,800,679
5.15%, 12/01/34	1,180	1,186,122
5.50%, 12/01/54	1,000	1,006,945
Series CB, 2.50%, 03/15/30	2,916	2,615,279
Masco Corp.
1.50%, 02/15/28	3,567	3,243,826
2.00%, 10/01/30	3,029	2,586,843
2.00%, 02/15/31	1,660	1,411,740
3.13%, 02/15/51	2,041	1,364,356
3.50%, 11/15/27	3,228	3,121,083
4.50%, 05/15/47	2,410	2,079,335
Mohawk Industries Inc.
3.63%, 05/15/30	1,700	1,594,886
5.85%, 09/18/28	1,825	1,889,245
Owens Corning
3.40%, 08/15/26	3,228	3,158,526
3.88%, 06/01/30	2,315	2,206,469
3.95%, 08/15/29	3,713	3,588,313
4.30%, 07/15/47	3,306	2,773,353
4.40%, 01/30/48	2,264	1,906,731
5.50%, 06/15/27	1,270	1,295,652
5.70%, 06/15/34	3,370	3,516,113
5.95%, 06/15/54	865	914,670
7.00%, 12/01/36	1,525	1,752,372
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,482	2,444,724
3.80%, 03/21/29	5,295	5,137,479
4.50%, 03/21/49	2,055	1,868,332
4.65%, 11/01/44	1,493	1,379,976
5.10%, 06/13/34	1,395	1,414,624
5.25%, 03/03/33	935	959,763
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	2,978	2,903,375
4.30%, 02/21/48	1,523	1,338,526
5.75%, 06/15/43	2,817	2,965,816
Security	Par (000)	Value
Building Materials (continued)
Vulcan Materials Co.
3.50%, 06/01/30	$4,805	$4,507,556
3.90%, 04/01/27	2,650	2,614,551
4.50%, 06/15/47	3,494	3,066,996
4.70%, 03/01/48	2,818	2,566,987
4.95%, 12/01/29	2,105	2,124,978
5.35%, 12/01/34(b)	2,970	3,043,028
5.70%, 12/01/54	1,995	2,068,368
		167,924,129
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27	6,887	6,483,307
2.05%, 05/15/30	4,437	3,906,340
2.70%, 05/15/40	3,431	2,567,011
2.80%, 05/15/50	5,162	3,467,464
4.60%, 02/08/29	6,040	6,083,813
4.75%, 02/08/31	3,625	3,653,378
4.80%, 03/03/33	3,385	3,410,098
4.85%, 02/08/34	4,390	4,408,462
Albemarle Corp.
4.65%, 06/01/27	2,925	2,912,617
5.05%, 06/01/32(b)	2,390	2,334,827
5.45%, 12/01/44(b)	2,095	1,954,450
5.65%, 06/01/52(b)	2,270	2,083,707
Cabot Corp.
4.00%, 07/01/29	1,140	1,101,560
5.00%, 06/30/32	2,440	2,432,725
Celanese U.S. Holdings LLC
1.40%, 08/05/26	2,629	2,454,614
6.17%, 07/15/27	8,885	9,064,980
6.33%, 07/15/29	2,595	2,682,057
6.38%, 07/15/32	4,115	4,286,844
6.60%, 11/15/28	4,725	4,893,653
6.80%, 11/15/30	4,755	5,003,336
6.95%, 11/15/33(b)	4,520	4,831,780
CF Industries Inc.
4.95%, 06/01/43	4,420	4,044,826
5.15%, 03/15/34	3,516	3,484,005
5.38%, 03/15/44	3,032	2,927,960
Dow Chemical Co. (The)
2.10%, 11/15/30(b)	1,671	1,439,338
3.60%, 11/15/50	2,831	2,062,448
4.25%, 10/01/34	2,714	2,539,986
4.38%, 11/15/42	7,031	6,040,275
4.63%, 10/01/44	3,335	2,936,791
4.80%, 11/30/28	3,817	3,835,528
4.80%, 05/15/49	3,245	2,879,809
5.15%, 02/15/34(b)	1,755	1,762,550
5.25%, 11/15/41	4,471	4,294,839
5.55%, 11/30/48	4,218	4,154,661
5.60%, 02/15/54	1,445	1,444,336
6.30%, 03/15/33(b)	965	1,047,536
6.90%, 05/15/53	2,290	2,647,988
7.38%, 11/01/29	5,179	5,761,537
9.40%, 05/15/39	2,392	3,258,284
DuPont de Nemours Inc.
4.73%, 11/15/28	10,707	10,802,131
5.32%, 11/15/38	4,609	4,797,942
5.42%, 11/15/48	8,344	8,807,225
Eastman Chemical Co.
4.50%, 12/01/28	1,676	1,664,219

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.65%, 10/15/44	$4,553	$4,032,522
4.80%, 09/01/42	2,797	2,535,341
5.00%, 08/01/29(b)	1,585	1,599,367
5.63%, 02/20/34	1,870	1,915,151
5.75%, 03/08/33	2,195	2,275,312
Ecolab Inc.
1.30%, 01/30/31	3,370	2,765,996
1.65%, 02/01/27	3,157	2,979,034
2.13%, 02/01/32	3,360	2,844,868
2.13%, 08/15/50	1,818	1,034,154
2.70%, 11/01/26	6,082	5,890,574
2.70%, 12/15/51	4,765	3,055,231
2.75%, 08/18/55	5,679	3,558,209
3.25%, 12/01/27	3,425	3,306,641
3.95%, 12/01/47	910	762,701
4.80%, 03/24/30	3,348	3,381,998
5.25%, 01/15/28(b)	3,520	3,614,180
5.50%, 12/08/41	755	790,517
EIDP Inc.
2.30%, 07/15/30(b)	3,562	3,154,547
4.50%, 05/15/26	3,300	3,300,061
4.80%, 05/15/33	1,170	1,162,099
FMC Corp.
3.20%, 10/01/26	2,748	2,667,237
3.45%, 10/01/29	2,941	2,734,252
4.50%, 10/01/49	2,695	2,181,733
5.15%, 05/18/26	2,745	2,755,059
5.65%, 05/18/33(b)	2,495	2,534,429
6.38%, 05/18/53	2,485	2,595,148
Huntsman International LLC
2.95%, 06/15/31	2,225	1,895,412
4.50%, 05/01/29	3,930	3,789,629
5.70%, 10/15/34	1,370	1,339,249
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,559	2,083,927
4.45%, 09/26/28	1,725	1,703,991
5.00%, 09/26/48	2,827	2,542,124
Linde Inc./CT
1.10%, 08/10/30	5,522	4,629,395
2.00%, 08/10/50	3,075	1,724,331
3.20%, 01/30/26	5,159	5,088,505
3.55%, 11/07/42	2,432	2,013,630
4.70%, 12/05/25	6,230	6,244,514
Lubrizol Corp. (The), 6.50%, 10/01/34(b)	1,912	2,170,142
LYB International Finance BV
4.88%, 03/15/44	4,400	3,959,545
5.25%, 07/15/43	1,374	1,299,628
LYB International Finance II BV, 3.50%, 03/02/27	1,970	1,919,494
LYB International Finance III LLC
2.25%, 10/01/30(b)	3,262	2,827,144
3.38%, 10/01/40	3,808	2,914,451
3.63%, 04/01/51(b)	4,826	3,449,576
3.80%, 10/01/60	3,531	2,495,498
4.20%, 10/15/49	4,168	3,308,351
4.20%, 05/01/50	4,542	3,599,414
5.50%, 03/01/34	3,405	3,446,307
5.63%, 05/15/33	3,150	3,260,018
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	3,827	3,196,733
Security	Par (000)	Value
Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27	$1,160	$1,139,936
4.88%, 11/15/41	1,090	993,199
5.38%, 11/15/28	1,500	1,534,204
5.45%, 11/15/33	1,817	1,843,530
5.63%, 11/15/43	923	908,827
NewMarket Corp., 2.70%, 03/18/31	2,111	1,833,176
Nutrien Ltd.
2.95%, 05/13/30	2,209	2,016,200
3.95%, 05/13/50	2,215	1,755,138
4.00%, 12/15/26	2,854	2,812,641
4.13%, 03/15/35	2,410	2,194,601
4.20%, 04/01/29	4,345	4,266,590
4.90%, 03/27/28(b)	2,277	2,296,898
4.90%, 06/01/43	2,799	2,596,374
5.00%, 04/01/49	3,034	2,827,853
5.20%, 06/21/27	2,440	2,476,802
5.25%, 01/15/45	2,107	2,030,653
5.40%, 06/21/34(b)	2,110	2,152,451
5.63%, 12/01/40	1,401	1,417,847
5.80%, 03/27/53	1,730	1,805,016
5.88%, 12/01/36	2,234	2,350,767
6.13%, 01/15/41	455	485,747
PPG Industries Inc.
1.20%, 03/15/26	4,565	4,364,335
2.55%, 06/15/30	2,127	1,901,944
2.80%, 08/15/29	2,035	1,874,406
3.75%, 03/15/28	4,811	4,690,548
Rohm & Haas Co., 7.85%, 07/15/29	5,054	5,644,683
RPM International Inc.
2.95%, 01/15/32	1,995	1,759,661
3.75%, 03/15/27	3,065	3,001,316
4.25%, 01/15/48(b)	1,426	1,239,951
4.55%, 03/01/29	2,239	2,225,576
5.25%, 06/01/45	2,120	2,058,750
Sherwin-Williams Co. (The)
2.20%, 03/15/32(b)	3,172	2,673,781
2.30%, 05/15/30	2,703	2,390,028
2.90%, 03/15/52	2,750	1,789,262
2.95%, 08/15/29	4,077	3,782,460
3.30%, 05/15/50	2,440	1,719,941
3.45%, 06/01/27	8,485	8,271,443
3.80%, 08/15/49	2,885	2,250,335
3.95%, 01/15/26	2,706	2,686,978
4.00%, 12/15/42	1,410	1,171,555
4.50%, 06/01/47	5,763	5,089,048
4.55%, 03/01/28	310	310,142
4.55%, 08/01/45	1,322	1,177,748
4.80%, 09/01/31(b)	680	678,585
Westlake Corp.
2.88%, 08/15/41	2,518	1,762,287
3.13%, 08/15/51	2,440	1,600,799
3.38%, 06/15/30	2,245	2,079,822
3.38%, 08/15/61	2,504	1,586,631
3.60%, 08/15/26	5,094	4,995,830
4.38%, 11/15/47	2,265	1,872,074
5.00%, 08/15/46	3,080	2,809,729
		424,176,704
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49(b)	3,195	2,546,536

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Automatic Data Processing Inc.
1.25%, 09/01/30	$7,802	$6,552,001
1.70%, 05/15/28	5,250	4,821,062
4.45%, 09/09/34	2,755	2,681,914
Block Financial LLC
2.50%, 07/15/28	2,933	2,688,202
3.88%, 08/15/30	3,073	2,871,085
Brown University, Series A, 2.92%, 09/01/50(b)	2,175	1,549,421
California Endowment (The), Series 2021, 2.50%, 04/01/51	3,398	2,164,773
California Institute of Technology
3.65%, 09/01/2119	1,094	746,104
4.32%, 08/01/45	1,052	959,334
4.70%, 11/01/2111	1,769	1,571,649
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,466,706
Cintas Corp. No. 2
3.70%, 04/01/27	6,147	6,040,056
4.00%, 05/01/32	2,515	2,401,994
Claremont Mckenna College, 3.78%, 01/01/2122	620	433,041
Cornell University, 4.84%, 06/15/34(b)	2,000	2,028,928
Duke University
Series 2020, 2.68%, 10/01/44	2,026	1,502,139
Series 2020, 2.76%, 10/01/50	1,908	1,282,692
Series 2020, 2.83%, 10/01/55(b)	2,880	1,942,492
Emory University
Series 2020, 2.14%, 09/01/30	358	316,098
Series 2020, 2.97%, 09/01/50	2,063	1,468,052
Equifax Inc.
2.35%, 09/15/31	5,110	4,344,926
2.60%, 12/15/25	3,392	3,312,049
3.10%, 05/15/30	3,636	3,338,572
4.80%, 09/15/29	2,780	2,769,796
5.10%, 12/15/27	3,700	3,744,283
5.10%, 06/01/28	3,390	3,423,454
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	4,260	2,686,893
Series 2020, 2.82%, 06/01/70(b)	3,107	1,911,056
George Washington University (The)
4.87%, 09/15/45	1,885	1,831,899
Series 2014, 4.30%, 09/15/44	1,090	974,490
Series 2018, 4.13%, 09/15/48	3,711	3,243,410
Georgetown University (The)
5.12%, 04/01/53(b)	160	161,790
Series 20A, 2.94%, 04/01/50	1,614	1,118,232
Series A, 5.22%	1,146	1,086,757
Series B, 4.32%, 04/01/49	1,793	1,586,808
Global Payments Inc.
1.20%, 03/01/26	3,982	3,807,036
2.15%, 01/15/27	3,917	3,718,383
2.90%, 05/15/30	3,789	3,416,715
2.90%, 11/15/31	3,479	3,039,916
3.20%, 08/15/29	5,922	5,492,269
4.15%, 08/15/49	3,714	2,951,514
4.45%, 06/01/28	2,610	2,577,256
4.80%, 04/01/26	4,787	4,785,099
4.95%, 08/15/27	2,339	2,351,706
5.30%, 08/15/29	2,560	2,592,616
5.40%, 08/15/32(b)	3,385	3,440,509
5.95%, 08/15/52(b)	3,445	3,529,428
Security	Par (000)	Value
Commercial Services (continued)
GXO Logistics Inc.
1.65%, 07/15/26	$4,319	$4,105,379
2.65%, 07/15/31(b)	3,122	2,710,401
6.25%, 05/06/29(b)	2,350	2,431,090
6.50%, 05/06/34	2,320	2,447,463
Howard University, 5.21%, 10/01/52	978	899,475
Johns Hopkins University
4.71%, 07/01/32(b)	1,450	1,453,668
Series 2013, 4.08%, 07/01/53	2,413	2,088,361
Series A, 2.81%, 01/01/60	1,785	1,132,239
Leland Stanford Junior University (The)
1.29%, 06/01/27(b)	1,280	1,189,258
2.41%, 06/01/50	2,355	1,512,033
3.65%, 05/01/48	3,021	2,493,405
Massachusetts Institute of Technology
3.07%, 04/01/52	2,008	1,457,476
3.89%, 07/01/2116	708	542,345
3.96%, 07/01/38(b)	819	752,506
4.68%	2,478	2,272,803
5.60%	2,970	3,267,005
Series F, 2.99%, 07/01/50	2,726	1,970,435
Series G, 2.29%, 07/01/51(b)	1,834	1,136,928
Moody's Corp.
2.00%, 08/19/31(b)	3,642	3,080,430
2.75%, 08/19/41	3,025	2,179,436
3.10%, 11/29/61	3,295	2,103,192
3.25%, 01/15/28	3,144	3,036,702
3.25%, 05/20/50	1,713	1,207,514
3.75%, 02/25/52	1,590	1,244,673
4.25%, 02/01/29	3,086	3,058,254
4.25%, 08/08/32	2,980	2,884,517
4.88%, 12/17/48	1,615	1,508,269
5.00%, 08/05/34	2,425	2,439,632
5.25%, 07/15/44	2,631	2,606,433
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	1,072,283
Northwestern University
4.64%, 12/01/44	1,760	1,679,527
Series 2017, 3.66%, 12/01/57	1,729	1,362,140
Series 2020, 2.64%, 12/01/50	3,099	2,007,747
PayPal Holdings Inc.
2.30%, 06/01/30	5,364	4,767,183
2.65%, 10/01/26	7,146	6,916,812
2.85%, 10/01/29	7,929	7,342,403
3.25%, 06/01/50	4,137	2,973,237
3.90%, 06/01/27	1,510	1,492,749
4.40%, 06/01/32(b)	5,155	5,052,357
5.05%, 06/01/52	4,400	4,281,505
5.15%, 06/01/34	4,390	4,470,677
5.25%, 06/01/62	2,760	2,686,816
5.50%, 06/01/54(b)	1,620	1,674,328
President and Fellows of Harvard College
2.52%, 10/15/50(b)	3,114	2,044,847
3.15%, 07/15/46	1,870	1,422,202
3.30%, 07/15/56	2,006	1,489,986
3.75%, 11/15/52	790	652,929
4.88%, 10/15/40	895	889,440
Quanta Services Inc.
2.35%, 01/15/32	2,286	1,934,991
2.90%, 10/01/30	3,635	3,298,346
3.05%, 10/01/41	2,940	2,171,390

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.75%, 08/09/27	$2,050	$2,052,506
5.25%, 08/09/34	2,050	2,051,801
RELX Capital Inc.
3.00%, 05/22/30	4,139	3,812,666
4.00%, 03/18/29	6,092	5,950,719
4.75%, 05/20/32	1,320	1,315,617
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,269	3,438,155
S&P Global Inc.
1.25%, 08/15/30(b)	4,398	3,681,454
2.30%, 08/15/60	4,885	2,617,708
2.45%, 03/01/27	5,155	4,936,240
2.50%, 12/01/29(b)	3,662	3,328,799
2.70%, 03/01/29	5,525	5,142,228
2.90%, 03/01/32	3,481	3,097,206
2.95%, 01/22/27	4,246	4,118,878
3.25%, 12/01/49	3,678	2,689,509
3.70%, 03/01/52	4,640	3,658,104
3.90%, 03/01/62	2,189	1,730,480
4.25%, 05/01/29	5,315	5,255,569
4.75%, 08/01/28	4,245	4,280,186
5.25%, 09/15/33	1,837	1,898,499
Thomas Jefferson University, 3.85%, 11/01/57	1,469	1,105,157
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,704	2,331,913
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,293,101
Trustees of Boston University, Series CC, 4.06%, 10/01/48	1,932	1,643,545
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(b)	550	534,433
Trustees of Princeton University (The)
4.20%, 03/01/52(b)	1,250	1,131,149
5.70%, 03/01/39	2,490	2,715,803
Series 2020, 2.52%, 07/01/50(b)	3,232	2,118,159
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,628,135
4.67%, 09/01/2112	390	346,469
Series 2020, 2.40%, 10/01/50	1,703	1,079,573
UL Solutions Inc., 6.50%, 10/20/28(c)	1,150	1,209,679
University of Chicago (The)
3.00%, 10/01/52	150	108,735
4.00%, 10/01/53(b)	2,074	1,758,552
Series 20B, 2.76%, 04/01/45	1,477	1,147,110
Series C, 2.55%, 04/01/50(b)	1,781	1,176,316
University of Miami, 4.06%, 04/01/52	1,587	1,330,724
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,680	2,130,969
Series 2017, 3.39%, 02/15/48	2,164	1,674,013
University of Southern California
2.81%, 10/01/50	1,210	832,232
3.03%, 10/01/39	3,714	3,051,578
4.98%, 10/01/53(b)	1,425	1,437,801
5.25%, 10/01/2111	1,128	1,139,930
Series 2017, 3.84%, 10/01/47	2,173	1,831,540
Series 21A, 2.95%, 10/01/51	2,735	1,932,721
Series A, 3.23%, 10/01/2120	979	611,212
Verisk Analytics Inc.
3.63%, 05/15/50	2,981	2,232,899
Security	Par (000)	Value
Commercial Services (continued)
4.13%, 03/15/29	$4,483	$4,399,923
5.25%, 06/05/34	2,140	2,164,986
5.50%, 06/15/45	1,830	1,807,894
5.75%, 04/01/33	2,650	2,795,840
Washington University (The)
3.52%, 04/15/54	3,176	2,455,849
4.35%	1,599	1,322,008
William Marsh Rice University
3.57%, 05/15/45	1,255	1,043,581
3.77%, 05/15/55	1,465	1,208,016
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,273,099
Series 2020, 2.40%, 04/15/50	1,868	1,201,239
		370,428,565
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	3,070	3,036,585
4.05%, 10/04/29	3,655	3,593,213
4.25%, 10/04/31	3,865	3,780,254
4.50%, 10/04/34	2,275	2,216,826
Amdocs Ltd., 2.54%, 06/15/30	3,301	2,911,034
Apple Inc.
0.70%, 02/08/26	10,095	9,674,844
1.20%, 02/08/28	7,927	7,211,143
1.25%, 08/20/30(b)	8,162	6,920,987
1.40%, 08/05/28	8,465	7,648,613
1.65%, 05/11/30	8,203	7,143,615
1.65%, 02/08/31	7,000	5,984,140
1.70%, 08/05/31	5,588	4,734,709
2.05%, 09/11/26	9,007	8,660,701
2.20%, 09/11/29	6,825	6,218,791
2.38%, 02/08/41	4,820	3,482,093
2.40%, 08/20/50	3,971	2,484,317
2.45%, 08/04/26	11,181	10,850,059
2.55%, 08/20/60	11,382	7,103,145
2.65%, 05/11/50	9,991	6,593,704
2.65%, 02/08/51	9,370	6,132,413
2.70%, 08/05/51	8,874	5,863,693
2.80%, 02/08/61	5,263	3,338,774
2.85%, 08/05/61(b)	4,805	3,091,130
2.90%, 09/12/27	9,286	8,956,177
2.95%, 09/11/49	8,503	6,006,810
3.00%, 06/20/27	6,800	6,602,913
3.00%, 11/13/27	7,637	7,391,023
3.20%, 05/11/27	8,542	8,331,781
3.25%, 02/23/26	14,458	14,272,868
3.25%, 08/08/29	7,190	6,883,116
3.35%, 02/09/27	10,660	10,457,512
3.35%, 08/08/32(b)	7,850	7,349,959
3.45%, 02/09/45	10,866	8,752,740
3.75%, 09/12/47	5,999	4,955,816
3.75%, 11/13/47	6,552	5,430,543
3.85%, 05/04/43	12,868	11,166,342
3.85%, 08/04/46	9,179	7,761,542
3.95%, 08/08/52	8,040	6,764,991
4.00%, 05/10/28	3,730	3,709,650
4.10%, 08/08/62	5,295	4,457,853
4.15%, 05/10/30	2,680	2,685,808
4.25%, 02/09/47	4,486	4,048,402
4.30%, 05/10/33(b)	4,750	4,760,463
4.38%, 05/13/45	8,154	7,540,407

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.45%, 05/06/44(b)	$3,672	$3,505,524
4.50%, 02/23/36	6,548	6,561,790
4.65%, 02/23/46	14,959	14,293,552
4.85%, 05/10/53(b)	3,920	3,906,439
Booz Allen Hamilton Inc., 5.95%, 08/04/33	1,367	1,423,207
CGI Inc.
1.45%, 09/14/26	2,831	2,672,580
2.30%, 09/14/31	2,803	2,368,489
Dell Inc.
6.50%, 04/15/38	2,245	2,427,759
7.10%, 04/15/28	3,065	3,303,812
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,840	4,481,030
3.45%, 12/15/51(b)	4,799	3,446,336
4.35%, 02/01/30	1,650	1,611,669
4.85%, 02/01/35	3,765	3,666,665
4.90%, 10/01/26	8,764	8,785,839
5.25%, 02/01/28	2,000	2,037,628
5.30%, 10/01/29	6,865	7,019,529
5.40%, 04/15/34	3,880	3,965,536
5.75%, 02/01/33(b)	2,520	2,648,962
6.02%, 06/15/26	5,593	5,681,207
6.10%, 07/15/27	3,250	3,360,233
6.20%, 07/15/30	3,043	3,234,653
8.10%, 07/15/36	4,462	5,425,088
8.35%, 07/15/46	1,495	1,986,262
DXC Technology Co.
1.80%, 09/15/26	3,375	3,190,688
2.38%, 09/15/28(b)	3,487	3,152,394
Fortinet Inc.
1.00%, 03/15/26	4,075	3,885,422
2.20%, 03/15/31	3,559	3,084,657
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	1,335	1,281,139
6.00%, 06/04/29(b)	1,770	1,828,870
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,971	1,894,123
4.40%, 09/25/27	4,890	4,865,613
4.45%, 09/25/26	6,320	6,296,992
4.55%, 10/15/29	5,930	5,877,689
4.85%, 10/15/31	2,980	2,955,835
5.00%, 10/15/34	3,460	3,416,470
5.25%, 07/01/28	3,225	3,285,632
5.60%, 10/15/54	2,710	2,688,567
6.20%, 10/15/35	4,410	4,742,239
6.35%, 10/15/45	6,952	7,481,100
HP Inc.
1.45%, 06/17/26	1,061	1,009,267
2.65%, 06/17/31	5,145	4,487,666
3.00%, 06/17/27	5,004	4,807,532
3.40%, 06/17/30(b)	80	74,333
4.00%, 04/15/29(b)	4,940	4,791,990
4.20%, 04/15/32	2,250	2,142,887
4.75%, 01/15/28	4,540	4,562,836
5.50%, 01/15/33(b)	5,525	5,679,145
6.00%, 09/15/41	6,007	6,305,352
IBM International Capital Pte Ltd.
4.60%, 02/05/27	2,930	2,941,961
4.60%, 02/05/29	4,190	4,200,249
4.70%, 02/05/26	4,270	4,275,906
4.75%, 02/05/31	3,300	3,314,147
Security	Par (000)	Value
Computers (continued)
4.90%, 02/05/34	$4,150	$4,133,079
5.25%, 02/05/44	3,140	3,091,320
5.30%, 02/05/54	6,560	6,420,977
International Business Machines Corp.
1.70%, 05/15/27	5,934	5,552,615
1.95%, 05/15/30	6,590	5,717,896
2.20%, 02/09/27	3,485	3,318,522
2.72%, 02/09/32	2,185	1,919,203
2.85%, 05/15/40	1,648	1,227,830
2.95%, 05/15/50	3,059	2,040,879
3.30%, 05/15/26	11,744	11,538,889
3.30%, 01/27/27	2,938	2,868,084
3.43%, 02/09/52	4,460	3,236,851
3.45%, 02/19/26	7,146	7,051,364
3.50%, 05/15/29	12,435	11,919,794
4.00%, 06/20/42	3,331	2,835,743
4.15%, 07/27/27	3,668	3,636,447
4.15%, 05/15/39	9,789	8,727,684
4.25%, 05/15/49	11,615	9,852,693
4.40%, 07/27/32	4,020	3,933,154
4.50%, 02/06/26	3,840	3,837,060
4.50%, 02/06/28	4,550	4,560,357
4.70%, 02/19/46	3,204	2,923,270
4.75%, 02/06/33	3,817	3,826,845
4.90%, 07/27/52	2,970	2,803,382
5.10%, 02/06/53	2,835	2,748,723
5.60%, 11/30/39	3,270	3,411,846
5.88%, 11/29/32	2,894	3,101,776
6.22%, 08/01/27(b)	2,552	2,665,788
6.50%, 01/15/28	1,470	1,556,246
7.13%, 12/01/96(b)	979	1,282,829
Kyndryl Holdings Inc.
2.05%, 10/15/26	3,350	3,182,088
2.70%, 10/15/28	2,942	2,709,610
3.15%, 10/15/31(b)	3,735	3,286,916
4.10%, 10/15/41	2,145	1,760,835
6.35%, 02/20/34(b)	1,095	1,163,083
Leidos Inc.
2.30%, 02/15/31	4,138	3,545,387
4.38%, 05/15/30	1,553	1,500,066
5.75%, 03/15/33	80	82,524
NetApp Inc.
2.38%, 06/22/27(b)	2,541	2,405,816
2.70%, 06/22/30	2,639	2,361,695
Teledyne FLIR LLC, 2.50%, 08/01/30	2,071	1,831,607
Western Digital Corp.
2.85%, 02/01/29	2,009	1,801,841
3.10%, 02/01/32(b)	2,713	2,292,098
		642,960,701
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	1,410	1,371,044
3.25%, 08/15/32	2,860	2,619,293
3.70%, 08/01/47	2,775	2,252,533
4.00%, 08/15/45	3,358	2,912,611
4.60%, 03/01/28	1,154	1,176,030
4.60%, 03/01/33	1,744	1,755,314
4.80%, 03/02/26	3,494	3,515,721
Conopco Inc., Series E, 7.25%, 12/15/26	1,527	1,608,766
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	2,875	2,421,922

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.38%, 12/01/29	$3,558	$3,197,714
2.60%, 04/15/30	3,849	3,464,321
3.13%, 12/01/49	3,067	2,091,028
3.15%, 03/15/27	3,557	3,450,342
4.15%, 03/15/47	3,025	2,491,033
4.38%, 05/15/28	4,000	3,977,595
4.38%, 06/15/45	2,258	1,933,552
4.65%, 05/15/33	1,280	1,246,041
5.00%, 02/14/34(b)	2,145	2,148,390
5.15%, 05/15/53(b)	2,235	2,216,588
6.00%, 05/15/37	1,252	1,320,382
Haleon U.S. Capital LLC
3.38%, 03/24/27	8,455	8,230,162
3.38%, 03/24/29	6,180	5,867,068
3.63%, 03/24/32	6,650	6,152,752
4.00%, 03/24/52	5,560	4,530,659
Kenvue Inc.
4.90%, 03/22/33	6,490	6,542,224
5.00%, 03/22/30	4,680	4,788,813
5.05%, 03/22/28	7,945	8,118,881
5.05%, 03/22/53	6,580	6,442,602
5.10%, 03/22/43	3,070	3,061,860
5.20%, 03/22/63	3,445	3,386,375
5.35%, 03/22/26	4,530	4,579,909
Procter & Gamble Co. (The)
1.00%, 04/23/26	1,740	1,666,879
1.20%, 10/29/30	7,365	6,167,737
1.90%, 02/01/27	2,440	2,326,076
1.95%, 04/23/31	2,372	2,071,816
2.30%, 02/01/32	4,630	4,083,900
2.45%, 11/03/26	4,471	4,322,145
2.70%, 02/02/26	3,759	3,688,652
2.80%, 03/25/27(b)	4,732	4,587,679
2.85%, 08/11/27	5,121	4,945,717
3.00%, 03/25/30	7,800	7,288,119
3.50%, 10/25/47	2,495	1,999,458
3.55%, 03/25/40	2,585	2,226,056
3.60%, 03/25/50	2,092	1,691,277
3.95%, 01/26/28(b)	3,715	3,699,301
4.05%, 01/26/33(b)	3,215	3,139,712
4.10%, 01/26/26	4,632	4,622,999
4.15%, 10/24/29	2,565	2,562,930
4.35%, 01/29/29	3,250	3,269,660
4.55%, 01/29/34	3,475	3,480,692
4.55%, 10/24/34(b)	2,135	2,146,771
5.55%, 03/05/37	2,110	2,287,264
5.80%, 08/15/34	2,355	2,571,508
Unilever Capital Corp.
1.38%, 09/14/30	3,426	2,884,037
1.75%, 08/12/31	4,275	3,600,591
2.00%, 07/28/26	5,742	5,531,458
2.13%, 09/06/29	5,450	4,917,690
2.90%, 05/05/27	7,750	7,501,081
3.50%, 03/22/28	6,374	6,219,225
4.25%, 08/12/27	1,510	1,506,769
4.63%, 08/12/34	2,220	2,193,654
4.88%, 09/08/28	2,290	2,330,800
5.00%, 12/08/33	2,841	2,905,971
5.90%, 11/15/32	5,245	5,693,354
Series 30Y, 2.63%, 08/12/51(b)	4,300	2,819,399
		231,821,902
Security	Par (000)	Value
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	$250	$255,584
6.25%, 06/15/33(b)	315	331,150
WW Grainger Inc.
3.75%, 05/15/46	2,856	2,330,233
4.20%, 05/15/47	2,480	2,155,989
4.45%, 09/15/34	1,885	1,848,025
4.60%, 06/15/45	4,215	3,930,283
		10,851,264
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	4,143	4,000,940
2.45%, 10/29/26	11,838	11,325,761
3.00%, 10/29/28	15,583	14,539,915
3.30%, 01/30/32	17,399	15,460,716
3.40%, 10/29/33	7,217	6,282,742
3.65%, 07/21/27	6,195	6,027,935
3.85%, 10/29/41(b)	4,288	3,511,094
3.88%, 01/23/28	4,362	4,251,815
4.45%, 04/03/26	4,078	4,057,332
4.63%, 10/15/27	3,736	3,725,739
4.63%, 09/10/29	4,090	4,040,724
4.95%, 09/10/34	5,540	5,400,438
5.10%, 01/19/29	3,435	3,468,030
5.30%, 01/19/34(b)	3,835	3,852,142
5.75%, 06/06/28(b)	3,590	3,698,545
6.10%, 01/15/27	2,690	2,759,478
6.15%, 09/30/30	3,405	3,599,655
6.45%, 04/15/27	1,710	1,772,738
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	510	527,315
Affiliated Managers Group Inc.
3.30%, 06/15/30	2,471	2,276,253
5.50%, 08/20/34	1,210	1,214,054
Air Lease Corp.
1.88%, 08/15/26	3,483	3,318,711
2.10%, 09/01/28	2,830	2,572,631
2.20%, 01/15/27	2,645	2,512,135
2.88%, 01/15/26	5,121	5,011,677
2.88%, 01/15/32	4,523	3,943,743
3.00%, 02/01/30	2,956	2,692,912
3.13%, 12/01/30	2,378	2,150,785
3.25%, 10/01/29	2,491	2,324,738
3.63%, 04/01/27	3,918	3,831,973
3.63%, 12/01/27	2,504	2,425,915
3.75%, 06/01/26	5,848	5,758,864
4.63%, 10/01/28	2,644	2,632,984
5.10%, 03/01/29(b)	2,000	2,029,132
5.20%, 07/15/31	1,590	1,604,822
5.30%, 06/25/26	2,475	2,495,573
5.30%, 02/01/28	3,370	3,426,584
5.85%, 12/15/27	1,410	1,453,527
Aircastle Ltd., 4.25%, 06/15/26	4,047	4,002,693
Ally Financial Inc.
2.20%, 11/02/28	4,510	4,068,855
4.75%, 06/09/27	4,195	4,188,114
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	2,080	2,110,948
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	3,160	3,317,254

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	$2,235	$2,348,997
7.10%, 11/15/27	3,425	3,627,887
8.00%, 11/01/31	10,595	11,934,620
American Express Co.
1.65%, 11/04/26	4,774	4,517,215
2.55%, 03/04/27	10,315	9,880,117
3.13%, 05/20/26	6,650	6,518,076
3.30%, 05/03/27	8,985	8,725,862
4.05%, 05/03/29	6,460	6,363,477
4.05%, 12/03/42	7,515	6,622,398
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(b)	5,406	5,260,598
4.90%, 02/13/26	7,435	7,459,399
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	3,125	3,118,926
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	3,235	3,261,008
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	5,275	5,314,943
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	3,985	4,015,958
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	5,490	5,588,317
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	6,360	6,454,265
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	2,855	2,885,119
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	5,635	5,794,404
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	960	988,854
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	5,866	5,936,147
5.85%, 11/05/27	8,260	8,554,854
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	1,130	1,182,695
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	4,240	4,602,078
American Express Credit Corp., 3.30%, 05/03/27	1,947	1,896,888
Ameriprise Financial Inc.
2.88%, 09/15/26	3,233	3,145,780
4.50%, 05/13/32	2,995	2,946,590
5.15%, 05/15/33	2,715	2,771,159
5.70%, 12/15/28	2,700	2,816,984
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,200,646
Apollo Global Management Inc.
5.80%, 05/21/54	1,150	1,216,288
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)	2,000	2,007,924
6.38%, 11/15/33	2,274	2,517,673
Ares Management Corp.
5.60%, 10/11/54	1,450	1,439,568
6.38%, 11/10/28	370	391,185
BGC Group Inc.
6.60%, 06/10/29	1,060	1,085,838
8.00%, 05/25/28	1,475	1,580,548
Blue Owl Finance LLC
3.13%, 06/10/31	2,550	2,243,151
4.13%, 10/07/51	300	228,538
Security	Par (000)	Value
Diversified Financial Services (continued)
6.25%, 04/18/34	$3,730	$3,924,269
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,760	1,863,685
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	4,810	4,063,966
Brookfield Finance Inc.
2.72%, 04/15/31	2,885	2,543,649
3.50%, 03/30/51	2,946	2,149,600
3.63%, 02/15/52	2,197	1,621,406
3.90%, 01/25/28	6,311	6,182,478
4.25%, 06/02/26	3,159	3,139,833
4.35%, 04/15/30	4,234	4,139,320
4.70%, 09/20/47	4,096	3,721,921
4.85%, 03/29/29	5,162	5,181,068
5.68%, 01/15/35	2,020	2,088,006
5.97%, 03/04/54	2,265	2,408,214
6.35%, 01/05/34	2,945	3,178,604
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	3,010	2,174,349
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	5,905	5,577,533
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	5,008	4,113,055
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	3,050	2,580,626
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	3,775	3,519,712
3.65%, 05/11/27	5,347	5,216,755
3.75%, 07/28/26	6,542	6,416,491
3.75%, 03/09/27	6,459	6,318,415
3.80%, 01/31/28	6,535	6,332,528
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	7,185	7,188,765
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	3,565	3,588,448
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	5,030	5,028,242
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	2,195	2,227,708
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	4,202	4,255,359
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(b)	3,065	3,140,046
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	5,385	5,539,049
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	4,335	4,478,549
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	4,410	4,602,454
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	7,090	7,370,780
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	7,605	8,084,330
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	3,245	3,376,076
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	4,005	4,482,884
Cboe Global Markets Inc.
1.63%, 12/15/30(b)	3,825	3,206,965
3.00%, 03/16/32	1,950	1,733,507
3.65%, 01/12/27	3,919	3,853,993

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp. (The)
0.90%, 03/11/26	$7,214	$6,887,195
1.15%, 05/13/26	6,043	5,758,167
1.65%, 03/11/31	3,954	3,304,190
1.95%, 12/01/31	4,851	4,029,180
2.00%, 03/20/28	4,452	4,109,221
2.30%, 05/13/31(b)	3,788	3,284,780
2.45%, 03/03/27	5,630	5,383,004
2.75%, 10/01/29	3,099	2,842,748
2.90%, 03/03/32	5,028	4,441,591
3.20%, 03/02/27	4,037	3,919,421
3.20%, 01/25/28	4,858	4,668,985
3.25%, 05/22/29(b)	3,295	3,120,024
3.30%, 04/01/27	5,070	4,929,049
3.45%, 02/13/26	2,936	2,897,120
4.00%, 02/01/29	3,538	3,466,324
4.63%, 03/22/30(b)	2,998	3,032,122
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	2,140	2,201,748
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	4,670	4,911,657
5.88%, 08/24/26	4,053	4,137,206
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	3,925	4,216,100
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	4,400	4,637,425
CI Financial Corp.
3.20%, 12/17/30	4,453	3,899,854
4.10%, 06/15/51(b)	660	487,661
CME Group Inc.
2.65%, 03/15/32	3,946	3,468,488
3.75%, 06/15/28	6,443	6,324,492
4.15%, 06/15/48	3,508	3,064,230
5.30%, 09/15/43	3,469	3,647,798
Credit Suisse USA LLC, 7.13%, 07/15/32(b)	3,016	3,424,282
Discover Financial Services
4.10%, 02/09/27	4,190	4,136,529
4.50%, 01/30/26	3,241	3,228,073
6.70%, 11/29/32	2,885	3,148,501
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	4,105	4,786,741
Eaton Vance Corp., 3.50%, 04/06/27	3,439	3,361,462
Enact Holdings Inc., 6.25%, 05/28/29	2,490	2,557,829
Franklin Resources Inc.
1.60%, 10/30/30	3,707	3,109,751
2.95%, 08/12/51	1,780	1,170,140
Intercontinental Exchange Inc.
1.85%, 09/15/32	6,403	5,190,111
2.10%, 06/15/30	6,287	5,510,852
2.65%, 09/15/40	4,048	2,961,494
3.00%, 06/15/50	6,742	4,601,018
3.00%, 09/15/60	4,800	3,037,909
3.10%, 09/15/27	4,605	4,443,404
3.63%, 09/01/28	930	899,895
3.75%, 12/01/25	8,286	8,223,869
3.75%, 09/21/28	3,617	3,518,285
4.00%, 09/15/27	5,485	5,419,549
4.25%, 09/21/48	6,585	5,638,900
4.35%, 06/15/29	6,914	6,853,185
4.60%, 03/15/33	6,530	6,423,878
4.95%, 06/15/52	5,352	5,093,823
Security	Par (000)	Value
Diversified Financial Services (continued)
5.20%, 06/15/62	$4,515	$4,391,039
5.25%, 06/15/31	2,540	2,607,471
Invesco Finance PLC
3.75%, 01/15/26	2,333	2,307,379
5.38%, 11/30/43	1,819	1,788,010
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(c)	975	959,235
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,555	3,901,588
2.75%, 10/15/32	3,635	3,058,587
4.15%, 01/23/30	4,940	4,764,357
4.85%, 01/15/27	4,498	4,510,421
5.88%, 07/21/28	4,565	4,710,371
6.20%, 04/14/34	3,880	4,091,726
6.25%, 01/15/36	3,003	3,183,258
6.45%, 06/08/27	2,456	2,546,714
6.50%, 01/20/43(b)	1,559	1,719,684
Lazard Group LLC
3.63%, 03/01/27	2,546	2,481,157
4.38%, 03/11/29	3,857	3,788,738
4.50%, 09/19/28	1,768	1,743,840
6.00%, 03/15/31	1,905	1,988,206
Legg Mason Inc.
4.75%, 03/15/26	2,343	2,345,806
5.63%, 01/15/44	2,878	2,960,824
LPL Holdings Inc.
5.70%, 05/20/27	2,165	2,201,540
6.00%, 05/20/34	1,970	2,042,143
6.75%, 11/17/28	1,655	1,756,488
Marex Group PLC, 6.40%, 11/04/29	2,140	2,164,608
Mastercard Inc.
1.90%, 03/15/31	4,220	3,637,637
2.00%, 11/18/31	4,360	3,709,468
2.95%, 11/21/26	3,871	3,766,391
2.95%, 06/01/29(b)	6,264	5,906,315
2.95%, 03/15/51	3,400	2,347,714
3.30%, 03/26/27	6,735	6,586,916
3.35%, 03/26/30	8,200	7,757,076
3.50%, 02/26/28	3,280	3,200,770
3.65%, 06/01/49	4,831	3,849,036
3.80%, 11/21/46	2,852	2,352,566
3.85%, 03/26/50	6,439	5,280,335
3.95%, 02/26/48	2,226	1,886,377
4.10%, 01/15/28	1,630	1,620,613
4.35%, 01/15/32	3,005	2,954,489
4.55%, 01/15/35	1,940	1,900,886
4.85%, 03/09/33	3,741	3,793,016
4.88%, 03/09/28	4,530	4,606,581
4.88%, 05/09/34	3,340	3,369,215
Nasdaq Inc.
1.65%, 01/15/31(b)	4,206	3,527,631
2.50%, 12/21/40	3,315	2,320,813
3.25%, 04/28/50	4,718	3,347,095
3.85%, 06/30/26	6,411	6,332,334
3.95%, 03/07/52	1,780	1,391,900
5.35%, 06/28/28	5,865	6,004,110
5.55%, 02/15/34	5,585	5,760,707
5.95%, 08/15/53	1,539	1,628,028
6.10%, 06/28/63	1,819	1,937,470
Nomura Holdings Inc.
1.65%, 07/14/26	6,085	5,775,233

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.17%, 07/14/28	$4,882	$4,434,838
2.33%, 01/22/27	6,078	5,764,035
2.61%, 07/14/31	4,505	3,864,408
2.68%, 07/16/30	4,960	4,375,008
2.71%, 01/22/29	3,050	2,792,248
3.00%, 01/22/32	4,065	3,534,400
3.10%, 01/16/30	5,145	4,692,234
5.39%, 07/06/27	2,345	2,369,569
5.59%, 07/02/27	2,810	2,855,997
5.61%, 07/06/29	2,680	2,748,439
5.71%, 01/09/26	3,021	3,043,255
5.78%, 07/03/34(b)	4,125	4,256,308
5.84%, 01/18/28	2,475	2,539,164
6.07%, 07/12/28	3,210	3,329,374
6.09%, 07/12/33(b)	2,727	2,892,919
6.18%, 01/18/33	2,220	2,358,399
ORIX Corp.
2.25%, 03/09/31	3,225	2,754,166
3.70%, 07/18/27(b)	3,253	3,166,848
4.00%, 04/13/32(b)	2,613	2,456,903
4.65%, 09/10/29	1,450	1,443,265
5.00%, 09/13/27(b)	1,913	1,923,700
5.20%, 09/13/32	2,320	2,346,848
Radian Group Inc.
4.88%, 03/15/27(b)	3,400	3,377,503
6.20%, 05/15/29	2,480	2,560,555
Raymond James Financial Inc.
3.75%, 04/01/51	3,595	2,775,075
4.65%, 04/01/30	3,142	3,158,197
4.95%, 07/15/46	3,679	3,472,541
Stifel Financial Corp., 4.00%, 05/15/30	2,217	2,118,319
Synchrony Financial
2.88%, 10/28/31	2,871	2,430,355
3.70%, 08/04/26	3,137	3,067,650
3.95%, 12/01/27	5,562	5,373,838
5.15%, 03/19/29	3,952	3,923,856
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(b)	2,105	2,151,807
TPG Operating Group II LP, 5.88%, 03/05/34	1,465	1,538,134
Visa Inc.
0.75%, 08/15/27	3,614	3,301,157
1.10%, 02/15/31	5,972	4,916,519
1.90%, 04/15/27	7,276	6,882,579
2.00%, 08/15/50(b)	8,473	4,915,431
2.05%, 04/15/30	8,346	7,392,245
2.70%, 04/15/40	5,184	3,949,336
2.75%, 09/15/27	4,574	4,398,899
3.15%, 12/14/25	19,105	18,858,982
3.65%, 09/15/47	3,454	2,786,259
4.15%, 12/14/35	9,679	9,235,799
4.30%, 12/14/45	14,194	12,797,324
Voya Financial Inc.
3.65%, 06/15/26	3,012	2,960,094
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)(b)	1,889	1,758,193
4.80%, 06/15/46	1,964	1,756,141
5.00%, 09/20/34	1,760	1,713,799
5.70%, 07/15/43	2,693	2,693,770
Western Union Co. (The)
1.35%, 03/15/26	3,387	3,233,270
2.75%, 03/15/31	2,380	2,052,050
Security	Par (000)	Value
Diversified Financial Services (continued)
6.20%, 11/17/36(b)	$2,647	$2,744,742
		1,077,335,459
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	1,845	1,298,251
3.80%, 10/01/47	1,711	1,297,358
3.95%, 06/01/28	2,232	2,173,811
4.70%, 05/15/32	1,990	1,951,251
5.25%, 05/15/52	2,500	2,393,045
5.40%, 06/01/33	1,960	1,983,466
5.45%, 05/15/29	1,680	1,726,300
5.70%, 05/15/34	1,730	1,783,613
Series G, 4.15%, 05/01/49	1,701	1,346,485
Series H, 3.45%, 01/15/50	2,457	1,752,584
Series I, 2.10%, 07/01/30	3,095	2,685,696
AEP Transmission Co. LLC
3.10%, 12/01/26	2,268	2,207,903
3.15%, 09/15/49	739	514,799
3.75%, 12/01/47	2,525	1,982,836
3.80%, 06/15/49	1,876	1,467,251
4.00%, 12/01/46	1,740	1,437,264
4.25%, 09/15/48	1,982	1,674,498
4.50%, 06/15/52	1,610	1,417,394
5.15%, 04/01/34	1,545	1,564,744
5.40%, 03/15/53	1,830	1,847,509
Series M, 3.65%, 04/01/50	2,640	2,031,778
Series N, 2.75%, 08/15/51	1,714	1,098,602
AES Corp. (The)
1.38%, 01/15/26	4,860	4,663,678
2.45%, 01/15/31	6,060	5,143,891
5.45%, 06/01/28	4,280	4,330,959
Alabama Power Co.
3.00%, 03/15/52	2,970	2,036,311
3.05%, 03/15/32	570	511,147
3.13%, 07/15/51	3,045	2,118,061
3.45%, 10/01/49	2,678	2,008,266
3.75%, 09/01/27	2,300	2,260,384
3.75%, 03/01/45	3,108	2,513,558
3.85%, 12/01/42	1,437	1,199,113
3.94%, 09/01/32	2,640	2,511,656
4.15%, 08/15/44	2,210	1,904,836
4.30%, 01/02/46	1,442	1,258,570
5.85%, 11/15/33	1,395	1,485,751
6.00%, 03/01/39	684	742,726
6.13%, 05/15/38	1,310	1,419,706
Series 20-A, 1.45%, 09/15/30(b)	3,214	2,703,789
Series A, 4.30%, 07/15/48	2,526	2,200,424
Series B, 3.70%, 12/01/47	2,486	1,959,788
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	1,110	1,117,133
Ameren Corp.
1.75%, 03/15/28	2,091	1,906,090
1.95%, 03/15/27	3,465	3,268,260
3.50%, 01/15/31	3,385	3,146,896
3.65%, 02/15/26	2,798	2,759,699
5.00%, 01/15/29	2,679	2,706,918
5.70%, 12/01/26	3,300	3,361,311
Ameren Illinois Co.
1.55%, 11/15/30	1,767	1,484,773
2.90%, 06/15/51	1,719	1,148,436
3.25%, 03/15/50	1,787	1,287,739

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.70%, 12/01/47	$2,716	$2,148,722
3.80%, 05/15/28	2,382	2,330,015
3.85%, 09/01/32	2,045	1,915,904
4.15%, 03/15/46	1,796	1,549,146
4.50%, 03/15/49	2,639	2,362,941
4.95%, 06/01/33	2,020	2,033,536
5.55%, 07/01/54	2,835	2,967,271
5.90%, 12/01/52	1,775	1,929,705
American Electric Power Co. Inc.
2.30%, 03/01/30	1,601	1,415,034
3.20%, 11/13/27	2,823	2,718,682
3.25%, 03/01/50	1,497	1,022,794
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	3,355	3,169,502
5.20%, 01/15/29(b)	5,110	5,199,173
5.63%, 03/01/33	2,751	2,843,938
5.75%, 11/01/27	2,760	2,845,918
5.95%, 11/01/32	1,994	2,112,162
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)(b)	2,310	2,420,366
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)(b)	890	926,389
Series J, 4.30%, 12/01/28(b)	3,125	3,085,371
Appalachian Power Co.
4.40%, 05/15/44	1,794	1,531,779
4.45%, 06/01/45	1,828	1,556,124
4.50%, 08/01/32	2,880	2,782,661
5.65%, 04/01/34	1,700	1,759,468
7.00%, 04/01/38	1,935	2,218,277
Series AA, 2.70%, 04/01/31	752	662,588
Series X, 3.30%, 06/01/27	1,894	1,831,818
Series Y, 4.50%, 03/01/49	2,110	1,789,788
Series Z, 3.70%, 05/01/50	2,590	1,914,032
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,660,727
2.60%, 08/15/29	2,465	2,257,033
2.65%, 09/15/50	2,051	1,253,237
2.95%, 09/15/27	2,114	2,022,272
3.35%, 05/15/50	2,562	1,828,044
3.50%, 12/01/49	1,828	1,323,437
3.75%, 05/15/46	2,096	1,624,874
4.20%, 08/15/48	1,523	1,243,887
4.25%, 03/01/49(b)	1,315	1,085,259
4.35%, 11/15/45	2,332	1,993,271
4.50%, 04/01/42	1,995	1,756,897
5.05%, 09/01/41	1,575	1,493,167
5.55%, 08/01/33	2,225	2,280,637
5.70%, 08/15/34	2,040	2,121,684
6.35%, 12/15/32	1,695	1,833,706
Atlantic City Electric Co.
2.30%, 03/15/31	1,849	1,598,899
4.00%, 10/15/28	1,527	1,497,529
Avangrid Inc., 3.80%, 06/01/29	4,318	4,140,887
Avista Corp.
4.00%, 04/01/52	2,735	2,178,898
4.35%, 06/01/48	2,100	1,818,517
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,125	2,697,413
2.40%, 08/15/26	1,833	1,769,924
2.90%, 06/15/50	1,725	1,150,111
3.20%, 09/15/49	1,990	1,402,161
3.50%, 08/15/46	2,580	1,962,012
Security	Par (000)	Value
Electric (continued)
3.75%, 08/15/47	$1,659	$1,301,339
4.25%, 09/15/48	1,504	1,272,954
4.55%, 06/01/52	2,352	2,089,264
5.30%, 06/01/34	1,495	1,533,858
5.40%, 06/01/53	2,475	2,495,824
5.65%, 06/01/54	1,680	1,757,004
6.35%, 10/01/36	1,140	1,267,060
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	3,081	2,557,765
2.85%, 05/15/51	7,035	4,600,339
3.25%, 04/15/28	3,812	3,661,381
3.70%, 07/15/30	5,520	5,278,717
3.80%, 07/15/48	3,611	2,832,212
4.25%, 10/15/50	3,577	2,991,459
4.45%, 01/15/49	4,476	3,900,641
4.50%, 02/01/45	3,004	2,732,031
4.60%, 05/01/53	4,555	4,014,222
5.15%, 11/15/43	3,138	3,110,844
5.95%, 05/15/37	2,598	2,788,726
6.13%, 04/01/36	6,498	7,015,664
Black Hills Corp.
2.50%, 06/15/30	1,637	1,439,226
3.05%, 10/15/29	2,322	2,142,897
3.15%, 01/15/27	3,084	2,976,368
3.88%, 10/15/49	2,374	1,811,370
3.95%, 01/15/26	2,299	2,275,189
4.20%, 09/15/46	970	796,890
4.35%, 05/01/33	1,415	1,333,466
5.95%, 03/15/28	2,970	3,084,239
6.00%, 01/15/35	1,500	1,582,781
6.15%, 05/15/34	855	912,609
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,115	1,697,679
3.60%, 03/01/52	1,100	838,008
3.95%, 03/01/48	2,638	2,132,516
4.50%, 04/01/44	2,703	2,440,528
4.95%, 04/01/33	1,665	1,670,080
5.05%, 03/01/35	855	862,837
5.15%, 03/01/34	1,140	1,161,357
5.20%, 10/01/28	2,245	2,295,342
5.30%, 04/01/53	410	410,408
Series AA, 3.00%, 02/01/27	1,510	1,461,140
Series AC, 4.25%, 02/01/49	2,347	1,999,065
Series AD, 2.90%, 07/01/50	2,480	1,644,289
Series AE, 2.35%, 04/01/31	1,775	1,541,748
Series AF, 3.35%, 04/01/51	1,910	1,395,219
Series AG, 3.00%, 03/01/32	1,225	1,089,179
Series ai., 4.45%, 10/01/32	2,715	2,649,206
Series AJ, 4.85%, 10/01/52	1,990	1,860,527
Series K2, 6.95%, 03/15/33	545	617,835
Series Z, 2.40%, 09/01/26	2,248	2,164,750
CenterPoint Energy Inc.
1.45%, 06/01/26	2,790	2,660,873
2.65%, 06/01/31	1,530	1,340,584
2.95%, 03/01/30	3,278	2,981,177
3.70%, 09/01/49	2,960	2,218,724
5.25%, 08/10/26(b)	1,650	1,662,632
5.40%, 06/01/29	2,405	2,458,094
6.70%, 05/15/55, (5-year CMT + 2.586%)(a)	380	381,081
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	1,940	1,999,842

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)	$940	$972,154
Cleco Corporate Holdings LLC
3.74%, 05/01/26	691	676,982
4.97%, 05/01/46	1,909	1,675,052
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,179	1,223,834
CMS Energy Corp.
3.00%, 05/15/26	1,429	1,392,907
3.45%, 08/15/27	2,478	2,398,327
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	1,650	1,439,218
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	3,435	3,257,130
4.88%, 03/01/44	1,655	1,541,441
Commonwealth Edison Co.
2.20%, 03/01/30	1,955	1,732,271
2.55%, 06/15/26	2,660	2,581,525
3.00%, 03/01/50	2,600	1,778,130
3.15%, 03/15/32(b)	725	653,118
3.65%, 06/15/46	3,334	2,637,716
3.70%, 08/15/28	3,835	3,733,196
3.70%, 03/01/45	1,780	1,431,502
3.80%, 10/01/42	1,044	866,939
4.00%, 03/01/48	3,650	3,002,699
4.00%, 03/01/49	2,081	1,701,919
4.35%, 11/15/45	2,291	2,025,007
4.60%, 08/15/43	1,235	1,129,527
4.70%, 01/15/44	1,295	1,199,268
4.90%, 02/01/33	1,015	1,019,116
5.30%, 06/01/34	1,125	1,159,348
5.30%, 02/01/53	2,050	2,043,239
5.65%, 06/01/54	870	909,146
5.90%, 03/15/36	1,984	2,130,031
6.45%, 01/15/38	2,082	2,329,974
Series 122, 2.95%, 08/15/27	3,047	2,934,177
Series 123, 3.75%, 08/15/47	3,080	2,436,709
Series 127, 3.20%, 11/15/49	1,718	1,204,146
Series 130, 3.13%, 03/15/51	3,150	2,175,995
Series 131, 2.75%, 09/01/51	1,810	1,148,613
Series 133, 3.85%, 03/15/52	1,810	1,430,361
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,371	2,832,491
4.30%, 04/15/44	2,410	2,122,679
4.65%, 01/01/29	1,535	1,540,781
4.90%, 07/01/33	1,315	1,318,765
4.95%, 08/15/34	1,565	1,572,364
5.25%, 01/15/53	2,440	2,468,837
Series A, 0.75%, 12/01/25	715	687,928
Series A, 2.05%, 07/01/31	2,335	1,989,422
Series A, 3.20%, 03/15/27	3,183	3,095,690
Series A, 4.15%, 06/01/45	505	433,934
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,259,553
3.20%, 12/01/51	1,720	1,197,955
3.60%, 06/15/61	3,698	2,692,808
3.70%, 11/15/59	3,143	2,340,660
3.80%, 05/15/28	3,416	3,334,528
3.85%, 06/15/46	3,369	2,713,426
3.95%, 03/01/43	2,401	2,024,514
4.45%, 03/15/44	3,918	3,506,659
4.50%, 12/01/45	3,277	2,920,920
4.50%, 05/15/58	3,214	2,748,068
Security	Par (000)	Value
Electric (continued)
4.63%, 12/01/54	$2,967	$2,662,315
5.20%, 03/01/33	2,070	2,124,805
5.38%, 05/15/34	1,660	1,725,587
5.50%, 03/15/34	2,901	3,035,347
5.70%, 06/15/40	1,997	2,078,348
5.70%, 05/15/54	1,750	1,851,572
5.90%, 11/15/53	3,280	3,539,719
6.15%, 11/15/52	3,320	3,685,598
Series 05-A, 5.30%, 03/01/35	1,140	1,168,148
Series 06-A, 5.85%, 03/15/36	2,597	2,775,050
Series 06-B, 6.20%, 06/15/36	1,012	1,109,612
Series 07-A, 6.30%, 08/15/37	1,503	1,656,065
Series 08-B, 6.75%, 04/01/38	2,033	2,335,385
Series 09-C, 5.50%, 12/01/39	2,851	2,918,379
Series 12-A, 4.20%, 03/15/42	2,023	1,764,040
Series 2017, 3.88%, 06/15/47	3,067	2,462,190
Series 20A, 3.35%, 04/01/30	3,604	3,391,095
Series 20B, 3.95%, 04/01/50	4,874	4,058,585
Series A, 4.13%, 05/15/49	3,297	2,735,415
Series B, 3.13%, 11/15/27	1,003	964,570
Series C, 3.00%, 12/01/60	2,428	1,527,343
Series C, 4.00%, 11/15/57	1,505	1,184,867
Series C, 4.30%, 12/01/56	2,239	1,863,638
Series D, 4.00%, 12/01/28(b)	2,777	2,728,790
Series E, 4.65%, 12/01/48	2,904	2,618,012
Constellation Energy Generation LLC
5.60%, 03/01/28	3,595	3,698,734
5.60%, 06/15/42	3,763	3,808,696
5.75%, 10/01/41	3,756	3,824,169
5.75%, 03/15/54	3,455	3,553,626
5.80%, 03/01/33	2,805	2,942,148
6.13%, 01/15/34	2,375	2,549,746
6.25%, 10/01/39	2,082	2,250,437
6.50%, 10/01/53	3,495	3,916,525
Consumers Energy Co.
2.50%, 05/01/60	2,245	1,332,642
2.65%, 08/15/52	1,137	736,449
3.10%, 08/15/50	2,830	2,041,865
3.25%, 08/15/46	2,488	1,888,994
3.50%, 08/01/51	2,696	2,085,604
3.60%, 08/15/32	1,310	1,221,969
3.75%, 02/15/50	1,651	1,326,256
3.80%, 11/15/28	886	862,593
3.95%, 05/15/43	1,581	1,327,658
3.95%, 07/15/47	1,633	1,345,249
4.05%, 05/15/48	2,842	2,403,877
4.20%, 09/01/52	2,350	2,010,716
4.35%, 04/15/49	2,531	2,227,941
4.60%, 05/30/29	3,450	3,464,011
4.63%, 05/15/33	2,470	2,445,541
4.65%, 03/01/28	2,795	2,809,278
4.70%, 01/15/30	1,105	1,111,842
4.90%, 02/15/29	2,960	2,997,707
Dayton Power & Light Co. (The), 3.95%, 06/15/49	2,890	2,244,546
Delmarva Power & Light Co., 4.15%, 05/15/45	1,879	1,581,192
Dominion Energy Inc.
4.25%, 06/01/28	2,952	2,916,964
4.35%, 08/15/32	1,640	1,574,393
4.70%, 12/01/44	1,910	1,694,238
4.85%, 08/15/52	2,225	2,023,296

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.38%, 11/15/32(b)	$3,620	$3,715,951
7.00%, 06/15/38	975	1,122,453
Series A, 1.45%, 04/15/26	3,125	2,989,543
Series A, 4.60%, 03/15/49	1,645	1,425,077
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	110	114,978
Series B, 3.30%, 04/15/41	2,300	1,757,857
Series B, 3.60%, 03/15/27	2,115	2,074,102
Series B, 5.95%, 06/15/35	2,307	2,444,704
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	4,040	4,288,995
Series C, 2.25%, 08/15/31	2,953	2,514,429
Series C, 3.38%, 04/01/30	6,509	6,070,513
Series C, 4.05%, 09/15/42	1,785	1,481,119
Series C, 4.90%, 08/01/41	2,400	2,241,363
Series D, 2.85%, 08/15/26	2,248	2,179,817
Series E, 6.30%, 03/15/33	1,625	1,754,250
Series F, 5.25%, 08/01/33	2,525	2,554,960
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	1,845	1,674,230
5.10%, 06/01/65	2,170	2,056,159
5.30%, 05/15/33	1,670	1,711,264
5.45%, 02/01/41	1,235	1,253,945
6.05%, 01/15/38	1,915	2,069,623
6.25%, 10/15/53	2,020	2,300,708
6.63%, 02/01/32	555	615,214
Series A, 2.30%, 12/01/31	2,200	1,877,115
DTE Electric Co.
2.25%, 03/01/30	2,767	2,468,258
2.95%, 03/01/50	2,502	1,716,249
3.70%, 03/15/45	2,560	2,058,007
3.70%, 06/01/46(b)	1,140	914,651
3.75%, 08/15/47	2,127	1,694,929
3.95%, 03/01/49	3,004	2,467,528
4.30%, 07/01/44	1,706	1,501,142
4.85%, 12/01/26	1,750	1,768,915
5.20%, 04/01/33	2,955	3,027,901
5.20%, 03/01/34	2,220	2,274,644
5.40%, 04/01/53	2,515	2,589,924
Series A, 1.90%, 04/01/28	3,545	3,263,591
Series A, 3.00%, 03/01/32(b)	2,365	2,121,992
Series A, 4.00%, 04/01/43	937	798,073
Series A, 4.05%, 05/15/48	2,446	2,067,977
Series B, 3.25%, 04/01/51	2,296	1,660,615
Series B, 3.65%, 03/01/52	1,585	1,236,284
Series C, 2.63%, 03/01/31	2,500	2,232,161
DTE Energy Co.
2.85%, 10/01/26	4,340	4,204,302
2.95%, 03/01/30	2,248	2,038,854
4.88%, 06/01/28	4,645	4,672,885
4.95%, 07/01/27	4,155	4,185,565
5.10%, 03/01/29	5,310	5,378,225
5.85%, 06/01/34	3,725	3,916,600
Series C, 3.40%, 06/15/29	2,685	2,541,559
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,260,989
2.45%, 02/01/30	2,415	2,173,170
2.55%, 04/15/31	2,818	2,483,490
2.85%, 03/15/32	2,785	2,465,436
2.95%, 12/01/26	2,747	2,667,369
3.20%, 08/15/49	2,985	2,113,307
Security	Par (000)	Value
Electric (continued)
3.45%, 04/15/51	$2,585	$1,898,287
3.55%, 03/15/52	2,520	1,884,434
3.70%, 12/01/47	2,317	1,802,634
3.75%, 06/01/45	2,404	1,929,581
3.88%, 03/15/46	2,840	2,308,089
3.95%, 11/15/28	2,981	2,923,183
3.95%, 03/15/48	1,775	1,435,314
4.00%, 09/30/42	1,854	1,575,593
4.25%, 12/15/41	1,629	1,443,939
4.85%, 01/15/34	2,575	2,576,735
4.95%, 01/15/33	3,990	4,020,071
5.30%, 02/15/40	3,255	3,310,069
5.35%, 01/15/53	1,925	1,937,146
5.40%, 01/15/54	4,119	4,174,817
6.00%, 01/15/38	1,392	1,498,714
6.05%, 04/15/38	1,955	2,127,757
6.10%, 06/01/37	2,450	2,632,816
6.45%, 10/15/32	1,540	1,691,262
Series A, 6.00%, 12/01/28	1,804	1,894,718
Duke Energy Corp.
2.45%, 06/01/30	3,350	2,972,279
2.55%, 06/15/31	2,275	1,982,310
2.65%, 09/01/26	3,769	3,645,392
3.15%, 08/15/27	4,013	3,866,159
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	2,387	2,216,879
3.30%, 06/15/41	3,758	2,873,709
3.40%, 06/15/29	2,667	2,527,062
3.50%, 06/15/51	3,670	2,630,205
3.75%, 09/01/46	6,357	4,922,186
3.95%, 08/15/47	2,760	2,178,197
4.20%, 06/15/49	2,840	2,311,914
4.30%, 03/15/28	4,670	4,625,243
4.50%, 08/15/32	5,070	4,929,130
4.80%, 12/15/45	3,044	2,754,514
4.85%, 01/05/27	2,005	2,018,555
4.85%, 01/05/29	2,175	2,188,720
5.00%, 12/08/25	2,215	2,223,238
5.00%, 12/08/27(b)	2,940	2,971,032
5.00%, 08/15/52	4,445	4,088,122
5.45%, 06/15/34	2,780	2,851,807
5.75%, 09/15/33	2,970	3,123,860
5.80%, 06/15/54	2,870	2,947,013
6.10%, 09/15/53	3,085	3,303,673
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	140	142,633
Duke Energy Florida LLC
1.75%, 06/15/30	2,690	2,313,001
2.40%, 12/15/31	3,265	2,803,310
2.50%, 12/01/29	3,223	2,927,295
3.00%, 12/15/51	2,112	1,405,625
3.20%, 01/15/27	4,772	4,658,446
3.40%, 10/01/46	3,283	2,449,908
3.80%, 07/15/28	2,730	2,668,562
3.85%, 11/15/42	2,101	1,733,246
4.20%, 07/15/48	2,115	1,778,921
5.65%, 04/01/40	2,031	2,128,894
5.88%, 11/15/33	2,325	2,483,575
5.95%, 11/15/52	1,485	1,605,097
6.20%, 11/15/53	1,880	2,109,638
6.35%, 09/15/37	1,811	1,997,986
6.40%, 06/15/38	4,985	5,554,092

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33	$705	$626,560
Series 2035, 3.11%, 09/01/38(b)	1,165	997,208
Duke Energy Indiana LLC
2.75%, 04/01/50	3,380	2,163,535
3.75%, 05/15/46	1,714	1,351,909
5.25%, 03/01/34	1,330	1,364,609
5.40%, 04/01/53	2,210	2,225,315
6.12%, 10/15/35	1,169	1,265,655
6.35%, 08/15/38	1,363	1,512,884
6.45%, 04/01/39	2,073	2,306,672
Series WWW, 4.90%, 07/15/43	1,519	1,444,433
Series YYY, 3.25%, 10/01/49	2,850	2,032,738
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,408	2,112,594
3.65%, 02/01/29	2,211	2,134,730
3.70%, 06/15/46	2,007	1,559,736
4.30%, 02/01/49	2,057	1,741,078
5.25%, 04/01/33	2,050	2,104,396
5.55%, 03/15/54	1,750	1,791,020
5.65%, 04/01/53	1,495	1,546,411
Duke Energy Progress LLC
2.00%, 08/15/31	3,575	3,020,694
2.50%, 08/15/50(b)	3,025	1,872,073
2.90%, 08/15/51	2,229	1,469,563
3.40%, 04/01/32	2,380	2,183,667
3.45%, 03/15/29	3,122	2,992,523
3.60%, 09/15/47	2,756	2,109,114
3.70%, 09/01/28	3,271	3,181,057
3.70%, 10/15/46	2,604	2,042,927
4.00%, 04/01/52	1,430	1,159,263
4.10%, 05/15/42	1,100	947,992
4.10%, 03/15/43	1,769	1,504,550
4.15%, 12/01/44	2,699	2,306,916
4.20%, 08/15/45	1,604	1,367,903
4.38%, 03/30/44	2,217	1,951,592
5.10%, 03/15/34	2,700	2,744,652
5.25%, 03/15/33	2,005	2,056,365
5.35%, 03/15/53	2,205	2,215,026
6.30%, 04/01/38	2,015	2,216,404
Edison International
4.13%, 03/15/28	2,955	2,894,941
5.25%, 11/15/28	2,515	2,545,417
5.25%, 03/15/32	570	576,816
5.45%, 06/15/29	2,495	2,549,899
5.75%, 06/15/27	4,188	4,281,759
6.95%, 11/15/29	2,800	3,037,257
El Paso Electric Co.
5.00%, 12/01/44(b)	1,291	1,155,597
6.00%, 05/15/35	729	753,109
Emera U.S. Finance LP
2.64%, 06/15/31	2,240	1,930,130
3.55%, 06/15/26	4,350	4,262,966
4.75%, 06/15/46	5,511	4,796,176
Enel Americas SA, 4.00%, 10/25/26	3,488	3,422,792
Enel Chile SA, 4.88%, 06/12/28	4,172	4,115,892
Entergy Arkansas LLC
2.65%, 06/15/51	2,583	1,623,014
3.35%, 06/15/52	2,040	1,460,140
3.50%, 04/01/26	3,953	3,901,401
4.00%, 06/01/28	1,310	1,287,000
Security	Par (000)	Value
Electric (continued)
4.20%, 04/01/49	$2,694	$2,258,629
5.15%, 01/15/33	2,015	2,059,828
5.30%, 09/15/33	1,465	1,504,817
5.45%, 06/01/34	1,255	1,312,293
5.75%, 06/01/54	1,295	1,363,101
Entergy Corp.
1.90%, 06/15/28	2,700	2,462,167
2.40%, 06/15/31	2,990	2,569,519
2.80%, 06/15/30	2,912	2,636,078
2.95%, 09/01/26	3,992	3,874,828
3.75%, 06/15/50	2,844	2,146,435
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	600	616,058
Entergy Louisiana LLC
1.60%, 12/15/30	1,923	1,605,769
2.35%, 06/15/32	1,540	1,316,769
2.40%, 10/01/26	2,556	2,462,144
2.90%, 03/15/51	3,350	2,182,543
3.05%, 06/01/31	1,705	1,548,367
3.10%, 06/15/41	421	316,661
3.12%, 09/01/27	2,295	2,214,021
3.25%, 04/01/28	2,959	2,835,719
4.00%, 03/15/33	3,262	3,054,198
4.20%, 09/01/48	4,091	3,434,094
4.20%, 04/01/50	2,721	2,265,800
4.75%, 09/15/52	2,230	2,035,454
4.95%, 01/15/45	3,555	3,302,837
5.15%, 09/15/34	3,460	3,493,188
5.35%, 03/15/34	1,910	1,964,030
5.70%, 03/15/54	3,325	3,471,471
Entergy Mississippi LLC
2.85%, 06/01/28	3,083	2,914,633
3.50%, 06/01/51	1,095	795,148
3.85%, 06/01/49	2,399	1,900,311
5.00%, 09/01/33	1,130	1,130,583
5.85%, 06/01/54	1,590	1,689,230
Entergy Texas Inc.
1.75%, 03/15/31	2,655	2,230,375
3.55%, 09/30/49	2,425	1,808,110
4.00%, 03/30/29	1,512	1,474,165
4.50%, 03/30/39	895	829,595
5.00%, 09/15/52	1,710	1,621,200
5.55%, 09/15/54	1,805	1,837,698
5.80%, 09/01/53	1,530	1,602,263
Evergy Inc., 2.90%, 09/15/29	5,002	4,604,612
Evergy Kansas Central Inc.
2.55%, 07/01/26	1,970	1,909,772
3.10%, 04/01/27	2,295	2,227,868
3.25%, 09/01/49	2,863	2,020,798
3.45%, 04/15/50	1,655	1,207,163
4.10%, 04/01/43	1,920	1,616,924
4.13%, 03/01/42	2,322	1,987,383
4.25%, 12/01/45	1,089	923,543
5.70%, 03/15/53	1,355	1,409,944
5.90%, 11/15/33	1,533	1,630,520
Evergy Metro Inc.
4.20%, 06/15/47	2,185	1,821,385
4.20%, 03/15/48	1,214	1,013,856
4.95%, 04/15/33	1,485	1,481,622
5.30%, 10/01/41	2,011	1,994,126
5.40%, 04/01/34	1,850	1,897,121
Series 2019, 4.13%, 04/01/49	1,753	1,433,635

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 2020, 2.25%, 06/01/30	$2,593	$2,278,789
Eversource Energy
2.55%, 03/15/31	1,710	1,486,893
2.90%, 03/01/27	3,210	3,087,507
3.38%, 03/01/32	2,686	2,410,845
3.45%, 01/15/50	3,200	2,337,793
4.60%, 07/01/27	3,253	3,245,240
4.75%, 05/15/26	2,020	2,019,893
5.00%, 01/01/27	2,335	2,351,074
5.13%, 05/15/33	3,250	3,242,454
5.45%, 03/01/28	5,680	5,812,209
5.50%, 01/01/34	2,980	3,034,558
5.85%, 04/15/31	3,075	3,211,372
5.95%, 02/01/29	4,530	4,724,105
5.95%, 07/15/34	3,225	3,389,723
Series M, 3.30%, 01/15/28	1,426	1,367,112
Series O, 4.25%, 04/01/29	2,931	2,874,384
Series R, 1.65%, 08/15/30	3,031	2,555,393
Series U, 1.40%, 08/15/26	1,790	1,691,236
Exelon Corp.
2.75%, 03/15/27	3,166	3,034,239
3.35%, 03/15/32	1,265	1,145,321
3.40%, 04/15/26	4,722	4,644,723
4.05%, 04/15/30	5,885	5,674,933
4.10%, 03/15/52	3,145	2,541,649
4.45%, 04/15/46	3,503	3,058,429
4.70%, 04/15/50	3,552	3,171,431
4.95%, 06/15/35	1,584	1,546,243
5.10%, 06/15/45	2,785	2,658,071
5.15%, 03/15/28	2,900	2,941,647
5.15%, 03/15/29	1,495	1,520,287
5.30%, 03/15/33(b)	3,575	3,660,275
5.45%, 03/15/34	2,840	2,915,955
5.60%, 03/15/53	4,105	4,181,751
5.63%, 06/15/35	3,029	3,142,564
FirstEnergy Corp.
2.65%, 03/01/30	1,390	1,247,946
Series A, 1.60%, 01/15/26	580	558,246
Series B, 2.25%, 09/01/30	780	678,593
Series B, 3.90%, 07/15/27	2,790	2,728,883
Series C, 3.40%, 03/01/50	840	601,217
Series C, 4.85%, 07/15/47	920	827,448
FirstEnergy Transmission LLC
4.55%, 01/15/30(c)	1,275	1,256,625
5.00%, 01/15/35(c)	815	810,728
Florida Power & Light Co.
2.45%, 02/03/32	5,733	4,945,288
2.88%, 12/04/51	5,672	3,805,409
3.13%, 12/01/25	4,405	4,350,750
3.15%, 10/01/49	2,679	1,918,367
3.70%, 12/01/47	2,647	2,105,501
3.80%, 12/15/42	2,136	1,781,395
3.95%, 03/01/48	4,722	3,925,809
3.99%, 03/01/49	2,695	2,242,065
4.05%, 06/01/42	2,770	2,402,340
4.05%, 10/01/44	2,718	2,321,371
4.13%, 02/01/42	2,983	2,619,004
4.13%, 06/01/48	2,581	2,188,527
4.40%, 05/15/28	2,745	2,740,662
4.45%, 05/15/26(b)	1,925	1,929,173
4.63%, 05/15/30	3,350	3,371,422
Security	Par (000)	Value
Electric (continued)
4.80%, 05/15/33	$2,425	$2,422,359
4.95%, 06/01/35	1,074	1,078,388
5.00%, 08/01/34	200	202,430
5.05%, 04/01/28	4,200	4,276,717
5.10%, 04/01/33	3,680	3,747,394
5.15%, 06/15/29	3,555	3,647,152
5.25%, 02/01/41	2,239	2,255,757
5.30%, 06/15/34	3,045	3,147,435
5.30%, 04/01/53	3,485	3,542,313
5.60%, 06/15/54	3,310	3,499,683
5.63%, 04/01/34	1,675	1,778,490
5.65%, 02/01/37	1,585	1,676,593
5.69%, 03/01/40	2,458	2,614,801
5.95%, 02/01/38	2,253	2,452,121
5.96%, 04/01/39	1,340	1,453,039
Series A, 3.30%, 05/30/27	4,166	4,055,204
Fortis Inc./Canada, 3.06%, 10/04/26	5,795	5,618,770
Georgia Power Co.
3.25%, 04/01/26	1,144	1,124,294
3.25%, 03/30/27	3,250	3,162,994
4.30%, 03/15/42	4,728	4,193,060
4.30%, 03/15/43	1,787	1,565,126
4.65%, 05/16/28	4,740	4,757,652
4.70%, 05/15/32	1,860	1,851,450
4.95%, 05/17/33	4,790	4,829,500
5.00%, 02/23/27	1,305	1,320,155
5.13%, 05/15/52	3,670	3,588,119
5.25%, 03/15/34	3,110	3,191,063
Series 10-C, 4.75%, 09/01/40	2,634	2,508,036
Series A, 3.25%, 03/15/51	3,490	2,493,253
Series B, 2.65%, 09/15/29	3,887	3,569,811
Series B, 3.70%, 01/30/50	2,553	1,978,056
Iberdrola International BV, 6.75%, 07/15/36	1,652	1,897,460
Idaho Power Co.
5.20%, 08/15/34(b)	2,185	2,224,114
5.50%, 03/15/53	1,500	1,512,298
5.80%, 04/01/54	940	990,303
Series K, 4.20%, 03/01/48	1,991	1,662,560
Indiana Michigan Power Co.
3.25%, 05/01/51	2,380	1,665,960
3.85%, 05/15/28	2,109	2,055,573
4.25%, 08/15/48	1,835	1,529,096
5.63%, 04/01/53	1,800	1,867,073
6.05%, 03/15/37	555	590,580
Series K, 4.55%, 03/15/46	2,238	1,988,695
Series L, 3.75%, 07/01/47	1,278	1,005,347
Interstate Power & Light Co.
2.30%, 06/01/30	1,132	993,063
3.10%, 11/30/51(b)	1,665	1,131,717
3.50%, 09/30/49	1,569	1,168,610
3.60%, 04/01/29	2,067	1,982,202
3.70%, 09/15/46	2,243	1,754,620
4.10%, 09/26/28	3,566	3,498,537
5.70%, 10/15/33	1,660	1,734,987
6.25%, 07/15/39	1,110	1,201,740
Interstate Power and Light Co.
4.95%, 09/30/34	705	699,694
5.45%, 09/30/54	955	959,240
IPALCO Enterprises Inc.
4.25%, 05/01/30	3,065	2,921,894
5.75%, 04/01/34	2,150	2,210,235

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
ITC Holdings Corp.
3.25%, 06/30/26	$3,140	$3,069,664
3.35%, 11/15/27	1,795	1,736,315
5.30%, 07/01/43	1,786	1,708,607
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	438	415,673
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	80	79,646
Kentucky Utilities Co.
3.30%, 06/01/50	3,080	2,206,333
4.38%, 10/01/45	2,786	2,422,201
5.13%, 11/01/40	3,454	3,412,200
5.45%, 04/15/33	1,610	1,668,907
Louisville Gas & Electric Co.
4.25%, 04/01/49	1,385	1,163,378
5.45%, 04/15/33	1,660	1,722,015
MidAmerican Energy Co.
2.70%, 08/01/52	3,020	1,944,958
3.10%, 05/01/27	3,510	3,407,582
3.15%, 04/15/50	3,432	2,458,721
3.65%, 04/15/29	5,730	5,523,906
3.65%, 08/01/48	3,603	2,838,080
3.95%, 08/01/47	2,898	2,381,822
4.25%, 05/01/46	1,715	1,489,704
4.25%, 07/15/49	4,319	3,727,163
4.40%, 10/15/44	2,377	2,130,906
4.80%, 09/15/43	1,892	1,776,412
5.30%, 02/01/55	1,400	1,398,868
5.35%, 01/15/34	1,845	1,910,784
5.75%, 11/01/35	600	642,299
5.80%, 10/15/36	1,744	1,866,604
5.85%, 09/15/54	1,865	2,013,250
6.75%, 12/30/31	1,265	1,426,192
Mississippi Power Co.
3.95%, 03/30/28	2,105	2,058,286
Series 12-A, 4.25%, 03/15/42	2,256	1,957,529
Series B, 3.10%, 07/30/51	1,638	1,130,721
National Grid PLC
5.42%, 01/11/34	2,060	2,105,272
5.60%, 06/12/28	550	565,659
5.81%, 06/12/33	2,027	2,120,641
National Grid USA, 5.80%, 04/01/35	1,672	1,726,957
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,172	3,011,746
1.35%, 03/15/31	2,189	1,790,832
1.65%, 06/15/31	1,835	1,519,908
2.40%, 03/15/30	2,965	2,644,557
2.75%, 04/15/32	2,770	2,426,423
3.05%, 04/25/27	2,671	2,580,822
3.40%, 02/07/28	3,350	3,238,338
3.70%, 03/15/29	1,690	1,629,068
3.90%, 11/01/28	1,643	1,603,565
4.02%, 11/01/32	1,879	1,779,850
4.12%, 09/16/27	1,820	1,802,187
4.15%, 12/15/32	2,045	1,955,997
4.30%, 03/15/49	3,219	2,763,671
4.40%, 11/01/48	2,280	1,962,535
4.45%, 03/13/26	2,230	2,225,697
4.80%, 02/05/27	1,940	1,952,503
4.80%, 03/15/28	3,960	4,000,916
Security	Par (000)	Value
Electric (continued)
4.85%, 02/07/29	$1,870	$1,889,889
5.00%, 02/07/31	1,855	1,894,086
5.00%, 08/15/34	1,640	1,648,266
5.05%, 09/15/28	1,814	1,847,708
5.10%, 05/06/27	2,115	2,144,063
5.15%, 06/15/29	2,400	2,451,558
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)	1,950	1,935,385
5.60%, 11/13/26	1,895	1,931,074
5.80%, 01/15/33	3,070	3,260,075
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	1,940	2,021,283
Series C, 8.00%, 03/01/32	2,178	2,588,497
Nevada Power Co.
5.90%, 05/01/53	1,155	1,221,184
6.00%, 03/15/54	2,415	2,626,218
Series CC, 3.70%, 05/01/29	2,919	2,813,486
Series DD, 2.40%, 05/01/30	1,730	1,540,282
Series EE, 3.13%, 08/01/50(b)	1,845	1,252,889
Series N, 6.65%, 04/01/36	1,885	2,093,089
Series R, 6.75%, 07/01/37	1,465	1,662,207
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	6,225	5,884,653
1.90%, 06/15/28	5,350	4,877,573
2.25%, 06/01/30	7,417	6,517,358
2.44%, 01/15/32	4,818	4,110,769
2.75%, 11/01/29	5,055	4,641,085
3.00%, 01/15/52	2,355	1,563,097
3.50%, 04/01/29	2,832	2,702,241
3.55%, 05/01/27	8,427	8,241,368
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	1,160	1,105,666
4.63%, 07/15/27	7,840	7,869,957
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(a)	2,443	2,364,744
4.90%, 02/28/28	6,155	6,200,190
4.90%, 03/15/29	4,055	4,090,498
4.95%, 01/29/26	3,830	3,844,583
5.00%, 02/28/30(b)	3,715	3,770,822
5.00%, 07/15/32	4,437	4,469,410
5.05%, 02/28/33	4,750	4,777,751
5.25%, 03/15/34	4,970	5,046,599
5.25%, 02/28/53	4,920	4,794,295
5.55%, 03/15/54	3,650	3,706,832
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(a)	986	973,617
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	770	785,949
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	720	749,616
Northern States Power Co./MN
2.25%, 04/01/31	2,440	2,114,719
2.60%, 06/01/51	2,375	1,507,143
2.90%, 03/01/50	2,984	2,027,515
3.20%, 04/01/52	1,750	1,253,769
3.40%, 08/15/42	1,618	1,290,850
3.60%, 05/15/46	1,321	1,036,457
3.60%, 09/15/47	2,253	1,758,344
4.00%, 08/15/45	1,567	1,304,764
4.13%, 05/15/44	1,650	1,421,245
4.50%, 06/01/52	1,900	1,697,756
5.10%, 05/15/53	2,740	2,689,924
5.35%, 11/01/39	840	858,468
5.40%, 03/15/54	2,385	2,453,952
6.20%, 07/01/37	1,543	1,700,438

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.25%, 06/01/36	$1,180	$1,316,308
Northern States Power Co./WI, 5.65%, 06/15/54	1,275	1,352,715
NorthWestern Corp., 4.18%, 11/15/44	475	400,106
NSTAR Electric Co.
1.95%, 08/15/31	936	792,277
3.10%, 06/01/51	1,875	1,304,801
3.20%, 05/15/27	2,661	2,580,346
3.25%, 05/15/29(b)	2,822	2,675,414
3.95%, 04/01/30	2,627	2,545,398
4.40%, 03/01/44	1,375	1,218,218
4.55%, 06/01/52	2,285	2,035,559
4.95%, 09/15/52	140	132,952
5.40%, 06/01/34	2,380	2,457,997
5.50%, 03/15/40	475	483,442
OGE Energy Corp., 5.45%, 05/15/29	1,990	2,042,525
Oglethorpe Power Corp.
3.75%, 08/01/50	2,350	1,774,708
4.50%, 04/01/47	2,595	2,237,648
5.05%, 10/01/48	2,565	2,383,169
5.25%, 09/01/50	1,337	1,261,653
5.38%, 11/01/40	2,260	2,213,413
5.80%, 06/01/54(c)	1,260	1,304,156
5.95%, 11/01/39	1,571	1,643,131
6.20%, 12/01/53	2,005	2,186,924
Ohio Edison Co., 6.88%, 07/15/36	1,370	1,554,811
Ohio Power Co.
4.00%, 06/01/49	2,087	1,659,015
4.15%, 04/01/48	2,142	1,726,221
5.00%, 06/01/33	995	989,931
5.65%, 06/01/34	1,155	1,195,232
Series P, 2.60%, 04/01/30	2,188	1,962,388
Series Q, 1.63%, 01/15/31	2,521	2,090,287
Series R, 2.90%, 10/01/51	2,080	1,329,356
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,411	2,241,432
3.30%, 03/15/30	1,966	1,834,174
3.80%, 08/15/28	1,477	1,439,042
3.85%, 08/15/47	1,739	1,379,434
4.15%, 04/01/47	3,060	2,537,458
5.40%, 01/15/33	2,025	2,089,080
5.60%, 04/01/53	3,430	3,529,322
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,710	1,710,588
2.75%, 05/15/30	3,007	2,736,918
3.10%, 09/15/49	3,360	2,343,822
3.70%, 11/15/28	4,258	4,134,863
3.70%, 05/15/50	1,901	1,468,306
3.75%, 04/01/45	2,841	2,293,358
3.80%, 09/30/47	2,117	1,704,735
3.80%, 06/01/49	2,828	2,253,384
4.10%, 11/15/48	2,440	2,043,905
4.15%, 06/01/32	2,010	1,926,801
4.30%, 05/15/28(b)	630	626,850
4.55%, 09/15/32	2,750	2,709,166
4.55%, 12/01/41	1,631	1,494,852
4.60%, 06/01/52	1,440	1,274,883
4.65%, 11/01/29(c)	2,375	2,384,800
4.95%, 09/15/52	3,580	3,402,476
5.25%, 09/30/40	1,437	1,446,913
5.30%, 06/01/42	2,128	2,141,798
Security	Par (000)	Value
Electric (continued)
5.35%, 10/01/52	$1,040	$1,043,848
5.55%, 06/15/54(c)	3,385	3,495,455
5.65%, 11/15/33	3,040	3,213,633
5.75%, 03/15/29	1,639	1,712,673
7.00%, 05/01/32	1,339	1,523,450
7.25%, 01/15/33	2,187	2,524,387
7.50%, 09/01/38	644	782,792
Pacific Gas and Electric Co.
2.10%, 08/01/27	4,925	4,598,999
2.50%, 02/01/31	9,028	7,834,876
2.95%, 03/01/26(b)	3,237	3,160,761
3.00%, 06/15/28	3,785	3,562,423
3.15%, 01/01/26	5,299	5,199,566
3.25%, 06/01/31	3,685	3,324,518
3.30%, 03/15/27	2,138	2,065,115
3.30%, 12/01/27	5,197	4,980,306
3.30%, 08/01/40	4,207	3,242,725
3.50%, 08/01/50	8,610	6,184,059
3.75%, 07/01/28(b)	4,364	4,208,072
3.75%, 08/15/42	1,803	1,411,954
3.95%, 12/01/47	3,883	3,005,933
4.00%, 12/01/46	2,929	2,287,408
4.20%, 03/01/29	2,465	2,399,930
4.20%, 06/01/41	1,817	1,521,430
4.25%, 03/15/46	2,497	2,040,190
4.30%, 03/15/45	2,679	2,218,126
4.40%, 03/01/32	2,475	2,358,791
4.45%, 04/15/42	1,516	1,303,768
4.50%, 07/01/40	8,218	7,287,612
4.55%, 07/01/30	12,414	12,157,858
4.60%, 06/15/43	1,387	1,207,015
4.65%, 08/01/28	1,918	1,903,979
4.75%, 02/15/44	2,970	2,612,317
4.95%, 07/01/50	13,202	11,861,444
5.25%, 03/01/52	2,080	1,935,668
5.45%, 06/15/27	2,569	2,610,019
5.55%, 05/15/29	3,475	3,563,921
5.80%, 05/15/34	3,785	3,941,717
5.90%, 06/15/32	3,250	3,396,604
5.90%, 10/01/54	1,195	1,228,940
6.10%, 01/15/29	2,280	2,379,351
6.15%, 01/15/33	3,745	3,957,529
6.40%, 06/15/33	3,955	4,253,244
6.70%, 04/01/53	2,735	3,082,427
6.75%, 01/15/53	7,375	8,293,483
6.95%, 03/15/34	4,130	4,624,285
PacifiCorp
2.70%, 09/15/30	2,345	2,088,915
2.90%, 06/15/52	4,860	3,086,465
3.30%, 03/15/51	3,059	2,109,104
3.50%, 06/15/29	1,995	1,895,754
4.10%, 02/01/42	1,678	1,397,882
4.13%, 01/15/49	3,015	2,468,818
4.15%, 02/15/50	2,987	2,432,414
5.10%, 02/15/29	2,615	2,657,027
5.25%, 06/15/35(b)	974	987,718
5.30%, 02/15/31	2,670	2,740,160
5.35%, 12/01/53	4,930	4,787,160
5.45%, 02/15/34	3,360	3,432,910
5.50%, 05/15/54	3,540	3,498,757
5.75%, 04/01/37	1,572	1,629,741

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.80%, 01/15/55	$5,230	$5,384,274
6.00%, 01/15/39	2,778	2,941,344
6.10%, 08/01/36	1,565	1,677,500
6.25%, 10/15/37	2,801	3,029,789
6.35%, 07/15/38	1,300	1,409,544
7.70%, 11/15/31(b)	1,145	1,334,012
PECO Energy Co.
2.80%, 06/15/50	520	344,629
2.85%, 09/15/51	1,700	1,119,272
3.00%, 09/15/49	1,845	1,281,773
3.05%, 03/15/51	1,270	871,914
3.70%, 09/15/47	1,921	1,511,527
3.90%, 03/01/48	2,947	2,405,062
4.15%, 10/01/44	1,385	1,197,180
4.38%, 08/15/52	1,850	1,625,919
4.60%, 05/15/52	1,950	1,778,595
4.90%, 06/15/33	2,557	2,574,757
5.25%, 09/15/54(b)	660	659,947
5.95%, 10/01/36	1,095	1,186,176
PG&E Recovery Funding LLC
5.05%, 07/15/34	86	87,143
Series A-1, 4.84%, 06/01/35	3,700	3,721,988
Series A-2, 5.23%, 06/01/42	4,000	4,107,193
Series A-3, 5.53%, 06/01/51	3,980	4,126,396
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	950	931,110
Series A-2, 4.26%, 06/01/38	8,350	8,007,818
Series A-4, 4.45%, 12/01/49	20,000	18,239,105
Series A-4, 5.21%, 12/01/49	2,540	2,541,860
Potomac Electric Power Co.
4.15%, 03/15/43	2,999	2,602,613
5.20%, 03/15/34	1,790	1,826,663
5.50%, 03/15/54	1,490	1,534,488
6.50%, 11/15/37	410	465,243
PPL Capital Funding Inc.
3.10%, 05/15/26	4,259	4,158,813
4.13%, 04/15/30	2,020	1,951,514
5.25%, 09/01/34	945	957,394
PPL Electric Utilities Corp.
3.00%, 10/01/49	1,912	1,335,929
3.95%, 06/01/47	1,773	1,468,862
4.13%, 06/15/44	1,078	937,808
4.15%, 10/01/45	1,945	1,681,103
4.15%, 06/15/48	2,070	1,765,979
4.75%, 07/15/43	1,215	1,145,034
4.85%, 02/15/34	2,305	2,310,109
5.00%, 05/15/33	3,480	3,528,528
5.25%, 05/15/53	3,930	3,973,623
6.25%, 05/15/39	1,115	1,245,244
Progress Energy Inc.
6.00%, 12/01/39	3,072	3,240,084
7.00%, 10/30/31	2,215	2,497,389
7.75%, 03/01/31(b)	3,229	3,705,711
Public Service Co. of Colorado
1.88%, 06/15/31	980	825,829
3.60%, 09/15/42	1,933	1,548,690
3.70%, 06/15/28	2,055	1,999,549
3.80%, 06/15/47	2,179	1,702,653
4.05%, 09/15/49	2,021	1,638,351
4.10%, 06/01/32	1,235	1,184,028
4.10%, 06/15/48	1,750	1,441,687
Security	Par (000)	Value
Electric (continued)
4.30%, 03/15/44	$1,566	$1,345,880
4.50%, 06/01/52	2,025	1,767,991
5.25%, 04/01/53	4,035	3,970,025
5.35%, 05/15/34	1,800	1,848,842
5.75%, 05/15/54	1,880	1,995,612
6.50%, 08/01/38	480	537,844
Series 17, 6.25%, 09/01/37	1,744	1,916,708
Series 34, 3.20%, 03/01/50	1,919	1,352,889
Series 35, 1.90%, 01/15/31	2,209	1,886,126
Series 36, 2.70%, 01/15/51	2,060	1,308,789
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,945	1,493,148
5.15%, 01/15/53	1,755	1,722,392
5.35%, 10/01/33	2,905	3,007,047
Series V, 2.20%, 06/15/31	280	240,451
Public Service Co. of Oklahoma
5.25%, 01/15/33	2,810	2,839,762
Series J, 2.20%, 08/15/31	1,625	1,369,151
Series K, 3.15%, 08/15/51	620	418,383
Public Service Electric & Gas Co.
0.95%, 03/15/26	2,035	1,946,247
1.90%, 08/15/31	2,425	2,036,288
2.05%, 08/01/50	2,690	1,534,999
2.25%, 09/15/26	1,489	1,431,983
2.45%, 01/15/30(b)	3,069	2,773,686
2.70%, 05/01/50	1,345	878,187
3.00%, 05/15/27	2,634	2,548,486
3.00%, 03/01/51	230	158,151
3.10%, 03/15/32	1,114	1,005,873
3.15%, 01/01/50	1,745	1,253,413
3.20%, 05/15/29	1,619	1,537,207
3.20%, 08/01/49	2,525	1,829,852
3.60%, 12/01/47	2,104	1,638,930
3.65%, 09/01/28	2,423	2,349,944
3.65%, 09/01/42	1,685	1,372,593
3.70%, 05/01/28	2,254	2,200,252
3.80%, 01/01/43	1,034	859,590
3.80%, 03/01/46	2,653	2,159,561
3.85%, 05/01/49	2,292	1,859,252
3.95%, 05/01/42	1,000	850,188
4.05%, 05/01/48	1,971	1,659,634
4.65%, 03/15/33	1,415	1,403,461
4.85%, 08/01/34	1,725	1,726,536
4.90%, 12/15/32	2,278	2,309,810
5.13%, 03/15/53	955	942,600
5.20%, 08/01/33	900	923,911
5.20%, 03/01/34	1,990	2,038,831
5.30%, 08/01/54	1,835	1,860,290
5.45%, 08/01/53	660	684,168
5.45%, 03/01/54	2,030	2,098,475
5.50%, 03/01/40	387	400,598
5.80%, 05/01/37	433	462,509
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,403	2,031,750
2.45%, 11/15/31	1,640	1,416,012
5.20%, 04/01/29	3,295	3,369,812
5.45%, 04/01/34	2,165	2,213,877
5.85%, 11/15/27	1,950	2,017,847
5.88%, 10/15/28	3,615	3,769,576
6.13%, 10/15/33	2,255	2,411,507

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Puget Energy Inc.
2.38%, 06/15/28	$3,835	$3,520,095
4.10%, 06/15/30	1,684	1,597,561
4.22%, 03/15/32	2,294	2,132,648
Puget Sound Energy Inc.
2.89%, 09/15/51	1,075	697,399
3.25%, 09/15/49	3,063	2,166,319
4.22%, 06/15/48	3,965	3,361,875
4.30%, 05/20/45	2,352	2,015,608
5.33%, 06/15/34	1,565	1,597,038
5.45%, 06/01/53	320	322,289
5.64%, 04/15/41	540	549,589
5.69%, 06/15/54	1,365	1,428,059
5.76%, 10/01/39(b)	1,510	1,579,212
5.80%, 03/15/40	1,570	1,640,179
6.27%, 03/15/37	1,055	1,152,846
San Diego Gas & Electric Co.
2.50%, 05/15/26(b)	3,645	3,547,040
3.70%, 03/15/52	600	459,194
4.15%, 05/15/48	2,200	1,831,647
4.50%, 08/15/40	1,633	1,525,669
4.95%, 08/15/28	3,137	3,177,754
5.35%, 04/01/53	3,695	3,703,607
5.55%, 04/15/54	2,875	2,968,604
6.00%, 06/01/39	960	1,036,984
Series RRR, 3.75%, 06/01/47	2,195	1,732,927
Series TTT, 4.10%, 06/15/49	2,314	1,908,471
Series UUU, 3.32%, 04/15/50	2,301	1,644,685
Series VVV, 1.70%, 10/01/30	4,149	3,530,999
Series WWW, 2.95%, 08/15/51	3,620	2,486,801
Series XXX, 3.00%, 03/15/32	2,205	1,971,356
Sempra
3.25%, 06/15/27	3,778	3,652,052
3.40%, 02/01/28	5,367	5,163,251
3.70%, 04/01/29	2,928	2,806,721
3.80%, 02/01/38	4,017	3,450,946
4.00%, 02/01/48	3,242	2,601,182
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	4,480	4,260,850
5.40%, 08/01/26	2,195	2,219,416
5.50%, 08/01/33	2,775	2,857,702
6.00%, 10/15/39	3,325	3,513,521
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	60	60,064
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	1,650	1,684,904
Sierra Pacific Power Co.
2.60%, 05/01/26	3,434	3,343,053
5.90%, 03/15/54	2,040	2,160,288
Southern California Edison Co.
2.25%, 06/01/30	2,482	2,189,369
2.75%, 02/01/32	3,265	2,855,038
2.85%, 08/01/29	3,258	3,009,216
3.45%, 02/01/52	2,790	2,014,364
3.65%, 02/01/50	6,079	4,629,217
4.00%, 04/01/47	7,099	5,787,180
4.05%, 03/15/42	2,442	2,049,704
4.40%, 09/06/26	1,750	1,744,807
4.50%, 09/01/40	2,210	2,017,491
4.65%, 10/01/43	3,658	3,347,500
4.88%, 02/01/27	2,660	2,678,921
4.90%, 06/01/26	1,615	1,620,392
5.15%, 06/01/29	2,340	2,382,250
5.20%, 06/01/34(b)	3,310	3,354,291
Security	Par (000)	Value
Electric (continued)
5.30%, 03/01/28	$1,125	$1,148,600
5.35%, 03/01/26	2,660	2,682,032
5.45%, 06/01/31	1,785	1,845,713
5.50%, 03/15/40	2,838	2,888,660
5.63%, 02/01/36	1,419	1,463,197
5.65%, 10/01/28	1,030	1,066,444
5.70%, 03/01/53	655	676,878
5.75%, 04/15/54	2,005	2,088,350
5.85%, 11/01/27(b)	2,850	2,948,931
5.88%, 12/01/53	2,440	2,582,512
5.95%, 11/01/32	2,309	2,463,994
6.00%, 01/15/34	2,509	2,699,921
6.05%, 03/15/39	2,100	2,251,893
6.65%, 04/01/29	1,755	1,874,131
Series 04-G, 5.75%, 04/01/35	1,289	1,353,752
Series 05-E, 5.35%, 07/15/35(b)	1,511	1,546,754
Series 06-E, 5.55%, 01/15/37	1,730	1,785,438
Series 08-A, 5.95%, 02/01/38	2,357	2,503,301
Series 13-A, 3.90%, 03/15/43	2,624	2,178,342
Series 2020-C, 1.20%, 02/01/26	2,365	2,273,166
Series 20A, 2.95%, 02/01/51	1,300	866,085
Series A, 4.20%, 03/01/29	2,798	2,744,620
Series B, 3.65%, 03/01/28	2,192	2,129,663
Series B, 4.88%, 03/01/49	2,936	2,703,158
Series C, 3.60%, 02/01/45	1,920	1,492,966
Series C, 4.13%, 03/01/48	6,202	5,135,497
Series D, 4.70%, 06/01/27	3,267	3,278,829
Series E, 5.45%, 06/01/52	2,049	2,039,041
Series G, 2.50%, 06/01/31	3,237	2,831,171
Series H, 3.65%, 06/01/51	2,277	1,701,041
Southern Co. (The)
3.25%, 07/01/26	7,960	7,799,244
4.25%, 07/01/36	1,795	1,663,306
4.40%, 07/01/46	8,841	7,684,043
4.85%, 06/15/28	2,850	2,878,705
4.85%, 03/15/35	2,130	2,096,893
5.11%, 08/01/27	2,610	2,647,287
5.20%, 06/15/33	3,805	3,859,575
5.50%, 03/15/29	4,210	4,348,503
5.70%, 10/15/32	1,945	2,047,097
5.70%, 03/15/34	3,720	3,905,816
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)(b)	4,480	4,300,425
Series 21-B, 1.75%, 03/15/28	1,590	1,450,798
Series A, 3.70%, 04/30/30	4,950	4,707,329
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(a)	2,395	2,349,431
Southern Power Co.
0.90%, 01/15/26	2,463	2,360,074
4.15%, 12/01/25	4,891	4,855,453
5.15%, 09/15/41	2,548	2,488,772
5.25%, 07/15/43	1,640	1,590,737
Series F, 4.95%, 12/15/46	1,965	1,799,539
Southwestern Electric Power Co.
3.25%, 11/01/51	3,425	2,319,435
5.30%, 04/01/33	1,140	1,153,124
6.20%, 03/15/40	1,739	1,864,544
Series J, 3.90%, 04/01/45	1,170	921,037
Series K, 2.75%, 10/01/26	2,360	2,277,343
Series L, 3.85%, 02/01/48	2,343	1,788,136
Series M, 4.10%, 09/15/28	2,535	2,482,940

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series N, 1.65%, 03/15/26	$2,975	$2,855,233
Southwestern Public Service Co.
3.40%, 08/15/46	1,548	1,136,240
3.70%, 08/15/47	2,020	1,540,046
3.75%, 06/15/49	1,438	1,104,023
4.50%, 08/15/41	2,371	2,119,239
6.00%, 06/01/54	2,510	2,681,972
Series 6, 4.40%, 11/15/48	948	806,641
Series 8, 3.15%, 05/01/50	2,243	1,543,942
System Energy Resources Inc., 6.00%, 04/15/28	1,505	1,560,164
Tampa Electric Co.
2.40%, 03/15/31(b)	2,074	1,801,890
3.45%, 03/15/51	1,205	868,227
3.63%, 06/15/50	1,891	1,411,947
4.10%, 06/15/42	2,153	1,839,800
4.30%, 06/15/48	1,844	1,557,527
4.35%, 05/15/44	1,295	1,118,305
4.45%, 06/15/49	2,379	2,065,305
4.90%, 03/01/29	1,860	1,872,041
5.00%, 07/15/52	1,275	1,196,063
Toledo Edison Co. (The), 6.15%, 05/15/37	1,019	1,109,849
Tucson Electric Power Co.
1.50%, 08/01/30	4,246	3,559,691
3.25%, 05/15/32	1,808	1,619,606
3.25%, 05/01/51	2,560	1,782,296
4.00%, 06/15/50	1,492	1,201,422
4.85%, 12/01/48	1,262	1,166,029
5.20%, 09/15/34	2,010	2,024,463
5.50%, 04/15/53	2,265	2,284,783
Union Electric Co.
2.15%, 03/15/32	2,945	2,476,125
2.63%, 03/15/51	2,406	1,514,964
2.95%, 06/15/27	3,133	3,018,176
2.95%, 03/15/30	2,704	2,488,000
3.25%, 10/01/49	1,636	1,185,434
3.50%, 03/15/29	3,311	3,172,196
3.65%, 04/15/45	2,210	1,756,513
3.90%, 09/15/42	1,830	1,535,651
3.90%, 04/01/52	1,330	1,071,708
4.00%, 04/01/48	2,230	1,831,815
5.13%, 03/15/55	1,590	1,545,436
5.20%, 04/01/34	2,785	2,845,217
5.25%, 01/15/54	1,770	1,750,904
5.30%, 08/01/37	425	435,599
5.45%, 03/15/53	2,315	2,338,986
8.45%, 03/15/39	663	875,917
Virginia Electric & Power Co.
2.30%, 11/15/31	2,509	2,145,809
2.40%, 03/30/32	1,475	1,263,038
2.45%, 12/15/50	4,252	2,569,469
2.95%, 11/15/51	4,195	2,791,938
3.30%, 12/01/49	2,515	1,813,305
4.00%, 01/15/43	2,670	2,248,400
4.45%, 02/15/44	2,380	2,126,681
4.60%, 12/01/48	2,695	2,395,440
5.00%, 04/01/33	3,650	3,668,813
5.00%, 01/15/34	2,295	2,299,933
5.05%, 08/15/34	2,290	2,303,089
5.30%, 08/15/33	2,075	2,124,159
5.35%, 01/15/54	2,255	2,258,804
Security	Par (000)	Value
Electric (continued)
5.45%, 04/01/53	$3,586	$3,630,106
5.55%, 08/15/54	1,245	1,279,439
5.70%, 08/15/53	2,600	2,722,365
6.35%, 11/30/37	1,967	2,168,030
8.88%, 11/15/38	2,753	3,710,278
Series A, 2.88%, 07/15/29	2,752	2,558,052
Series A, 3.15%, 01/15/26	4,267	4,201,003
Series A, 3.50%, 03/15/27	4,462	4,359,255
Series A, 3.80%, 04/01/28	3,835	3,746,528
Series A, 6.00%, 05/15/37	2,222	2,374,496
Series B, 2.95%, 11/15/26	2,600	2,523,544
Series B, 3.75%, 05/15/27	1,869	1,833,691
Series B, 3.80%, 09/15/47	2,462	1,944,500
Series B, 4.20%, 05/15/45	1,682	1,423,360
Series B, 6.00%, 01/15/36	1,684	1,793,666
Series C, 4.00%, 11/15/46	2,405	1,968,852
Series C, 4.63%, 05/15/52	2,820	2,516,414
Series D, 4.65%, 08/15/43	2,785	2,559,548
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,029,775
WEC Energy Group Inc.
1.38%, 10/15/27	3,089	2,829,634
1.80%, 10/15/30	2,512	2,133,284
2.20%, 12/15/28	1,077	983,006
4.75%, 01/09/26	5,235	5,239,467
4.75%, 01/15/28(b)	2,480	2,497,999
5.15%, 10/01/27	3,100	3,150,722
5.60%, 09/12/26	1,695	1,721,172
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,075	1,892,267
4.30%, 10/15/48	1,695	1,480,276
4.60%, 10/01/34(b)	1,670	1,642,311
4.75%, 09/30/32	1,850	1,868,195
5.00%, 05/15/29	1,300	1,326,565
5.05%, 10/01/54	320	310,653
5.63%, 05/15/33	660	703,493
5.70%, 12/01/36	670	719,384
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,380	1,981,957
3.00%, 07/01/29	2,873	2,683,031
3.05%, 10/15/27	1,720	1,654,028
3.65%, 04/01/50(b)	2,105	1,601,327
3.95%, 09/01/32	2,415	2,287,645
4.95%, 04/01/33	1,870	1,869,098
5.38%, 03/30/34	1,470	1,504,757
6.38%, 08/15/37	410	451,389
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,335	1,534,130
3.30%, 09/01/49	2,385	1,738,243
3.67%, 12/01/42	1,960	1,589,468
4.75%, 11/01/44	2,403	2,237,931
Xcel Energy Inc.
1.75%, 03/15/27	2,995	2,806,429
2.35%, 11/15/31	1,590	1,339,329
2.60%, 12/01/29	2,951	2,664,628
3.35%, 12/01/26	3,227	3,146,755
3.40%, 06/01/30	2,845	2,646,342
3.50%, 12/01/49	2,245	1,633,901
4.00%, 06/15/28	3,519	3,435,224
4.60%, 06/01/32	3,165	3,080,793
5.45%, 08/15/33	3,645	3,714,400

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 03/15/34	$3,675	$3,756,957
6.50%, 07/01/36	1,169	1,292,888
		2,636,295,466
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,071	1,789,907
Emerson Electric Co.
0.88%, 10/15/26	2,874	2,700,204
1.80%, 10/15/27	3,426	3,194,076
1.95%, 10/15/30	2,406	2,087,007
2.00%, 12/21/28	4,862	4,425,383
2.20%, 12/21/31(b)	3,366	2,883,503
2.75%, 10/15/50	3,768	2,502,887
2.80%, 12/21/51	3,495	2,299,610
5.25%, 11/15/39(b)	2,015	2,056,932
		23,939,509
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,206	3,034,385
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	2,337	2,260,391
5.41%, 07/01/32	1,940	1,990,393
5.60%, 05/29/34	1,720	1,771,113
Amphenol Corp.
2.20%, 09/15/31	2,975	2,527,017
2.80%, 02/15/30	5,507	5,034,565
4.35%, 06/01/29	2,781	2,752,288
4.75%, 03/30/26	530	530,684
5.00%, 01/15/35	2,080	2,081,031
5.05%, 04/05/27	2,165	2,190,130
5.05%, 04/05/29	2,005	2,039,890
5.25%, 04/05/34	1,425	1,457,727
5.38%, 11/15/54	910	915,732
Arrow Electronics Inc.
2.95%, 02/15/32	3,323	2,873,486
3.88%, 01/12/28	2,460	2,386,756
5.15%, 08/21/29	1,865	1,871,819
5.88%, 04/10/34	2,175	2,220,456
Avnet Inc.
3.00%, 05/15/31	2,086	1,807,125
4.63%, 04/15/26	3,641	3,620,907
5.50%, 06/01/32(b)	1,810	1,817,826
6.25%, 03/15/28	2,140	2,217,307
Flex Ltd.
3.75%, 02/01/26	4,205	4,145,472
4.88%, 06/15/29	3,366	3,341,607
4.88%, 05/12/30	3,039	3,005,865
5.25%, 01/15/32	2,410	2,417,860
6.00%, 01/15/28	2,200	2,263,637
Fortive Corp.
3.15%, 06/15/26	5,481	5,353,377
4.30%, 06/15/46	1,970	1,667,761
Honeywell International Inc.
1.10%, 03/01/27	4,624	4,307,443
1.75%, 09/01/31	6,715	5,619,640
1.95%, 06/01/30	4,251	3,720,817
2.50%, 11/01/26	7,662	7,402,694
2.70%, 08/15/29	4,645	4,307,673
2.80%, 06/01/50	5,585	3,775,857
3.81%, 11/21/47	4,795	3,888,459
4.25%, 01/15/29	3,905	3,896,516
4.50%, 01/15/34	3,715	3,637,240
Security	Par (000)	Value
Electronics (continued)
4.65%, 07/30/27	$3,305	$3,331,304
4.70%, 02/01/30	3,265	3,282,494
4.75%, 02/01/32	3,035	3,045,548
4.88%, 09/01/29(b)	3,300	3,360,573
4.95%, 02/15/28	3,310	3,373,481
4.95%, 09/01/31(b)	2,625	2,675,308
5.00%, 02/15/33	5,095	5,187,737
5.00%, 03/01/35	5,900	5,956,424
5.25%, 03/01/54	3,705	3,689,511
5.35%, 03/01/64	2,785	2,803,483
5.38%, 03/01/41	1,645	1,705,706
5.70%, 03/15/36	2,409	2,584,868
5.70%, 03/15/37(b)	2,285	2,440,478
Hubbell Inc.
2.30%, 03/15/31	985	848,059
3.15%, 08/15/27	3,872	3,724,858
3.35%, 03/01/26	3,820	3,757,139
3.50%, 02/15/28	3,494	3,369,845
Jabil Inc.
1.70%, 04/15/26	3,230	3,095,089
3.00%, 01/15/31	3,171	2,831,053
3.60%, 01/15/30	2,931	2,736,618
3.95%, 01/12/28	3,110	3,027,718
4.25%, 05/15/27	1,655	1,634,854
5.45%, 02/01/29	1,125	1,143,841
Keysight Technologies Inc.
3.00%, 10/30/29	3,854	3,555,677
4.60%, 04/06/27	5,443	5,437,785
4.95%, 10/15/34	495	488,049
TD SYNNEX Corp.
1.75%, 08/09/26	4,336	4,114,003
2.38%, 08/09/28	2,510	2,300,843
2.65%, 08/09/31	3,046	2,590,907
6.10%, 04/12/34	1,220	1,276,622
Trimble Inc.
4.90%, 06/15/28(b)	3,369	3,379,298
6.10%, 03/15/33	1,045	1,103,493
Tyco Electronics Group SA
2.50%, 02/04/32	1,675	1,451,698
3.13%, 08/15/27	4,340	4,192,528
3.70%, 02/15/26	3,029	2,991,305
4.50%, 02/13/26	2,985	2,984,455
4.63%, 02/01/30	1,505	1,500,900
7.13%, 10/01/37	1,336	1,567,305
Vontier Corp.
1.80%, 04/01/26	3,842	3,682,419
2.40%, 04/01/28	3,396	3,105,557
2.95%, 04/01/31	3,194	2,784,187
		228,265,966
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,126,574
6.35%, 08/18/28	4,342	4,552,358
MasTec Inc., 5.90%, 06/15/29	1,000	1,029,306
Ste Transcore Holdings Inc., 4.13%, 05/23/26(f)	600	595,893
		10,304,131
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	16,895	16,368,800

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
4.05%, 03/15/29	$6,815	$6,452,902
4.28%, 03/15/32	21,191	19,146,682
5.05%, 03/15/42	12,228	10,344,101
5.14%, 03/15/52	25,635	20,632,097
5.39%, 03/15/62	11,480	9,173,521
6.41%, 03/15/26	2,523	2,523,262
		84,641,365
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	1,933	1,626,737
Republic Services Inc.
1.45%, 02/15/31	3,513	2,907,004
1.75%, 02/15/32	2,315	1,897,266
2.30%, 03/01/30	3,125	2,782,855
2.38%, 03/15/33	3,290	2,733,145
2.90%, 07/01/26(b)	2,314	2,257,097
3.05%, 03/01/50	3,305	2,331,665
3.38%, 11/15/27	3,270	3,173,287
3.95%, 05/15/28	4,081	3,998,324
4.88%, 04/01/29	3,045	3,075,125
5.00%, 11/15/29	1,870	1,898,693
5.00%, 12/15/33	2,745	2,764,208
5.00%, 04/01/34	3,245	3,262,892
5.20%, 11/15/34(b)	1,695	1,734,640
5.70%, 05/15/41	1,476	1,536,175
6.20%, 03/01/40	925	1,019,499
Veralto Corp.
5.35%, 09/18/28	3,530	3,609,479
5.45%, 09/18/33	1,760	1,806,426
5.50%, 09/18/26	3,585	3,631,108
Waste Connections Inc.
2.20%, 01/15/32	3,123	2,626,911
2.60%, 02/01/30	3,552	3,219,225
2.95%, 01/15/52	3,795	2,528,612
3.05%, 04/01/50	3,051	2,088,681
3.20%, 06/01/32	2,210	1,981,765
3.50%, 05/01/29	3,571	3,416,384
4.20%, 01/15/33	3,025	2,882,948
4.25%, 12/01/28	2,987	2,952,181
5.00%, 03/01/34	3,010	3,023,990
Waste Management Inc.
1.15%, 03/15/28	2,530	2,278,465
1.50%, 03/15/31	1,798	1,493,078
2.00%, 06/01/29	3,485	3,134,053
2.50%, 11/15/50	1,867	1,157,305
2.95%, 06/01/41	3,425	2,602,660
3.15%, 11/15/27	4,273	4,123,131
4.10%, 03/01/45	470	405,959
4.15%, 04/15/32	2,340	2,259,712
4.15%, 07/15/49	3,942	3,383,281
4.50%, 03/15/28	4,460	4,457,694
4.63%, 02/15/30	3,700	3,706,278
4.63%, 02/15/33(b)	5,245	5,226,647
4.65%, 03/15/30	4,150	4,152,117
4.80%, 03/15/32	4,150	4,157,726
4.88%, 02/15/29	3,410	3,462,159
4.88%, 02/15/34(b)	4,400	4,425,017
4.95%, 07/03/27	2,220	2,248,068
4.95%, 07/03/31	2,100	2,135,213
4.95%, 03/15/35	6,435	6,460,541
Security	Par (000)	Value
Environmental Control (continued)
5.35%, 10/15/54	$5,440	$5,532,060
		139,567,486
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,256	4,620,327
Conagra Brands Inc.
1.38%, 11/01/27	4,093	3,730,037
4.85%, 11/01/28	4,800	4,815,119
5.30%, 10/01/26	3,045	3,076,282
5.30%, 11/01/38	5,131	4,989,470
5.40%, 11/01/48	4,623	4,436,285
7.00%, 10/01/28	2,779	2,987,529
8.25%, 09/15/30	2,352	2,743,318
Flowers Foods Inc.
2.40%, 03/15/31	2,350	2,024,556
3.50%, 10/01/26	2,077	2,029,830
General Mills Inc.
2.25%, 10/14/31(b)	3,092	2,634,371
2.88%, 04/15/30	3,884	3,537,531
3.00%, 02/01/51(b)	4,674	3,127,480
3.20%, 02/10/27	4,532	4,402,132
4.15%, 02/15/43	1,710	1,474,760
4.20%, 04/17/28	7,563	7,462,863
4.70%, 01/30/27	2,980	2,986,253
4.70%, 04/17/48	960	876,774
4.88%, 01/30/30	2,180	2,191,304
4.95%, 03/29/33	4,516	4,505,455
5.25%, 01/30/35	2,190	2,213,512
5.40%, 06/15/40	1,717	1,732,477
5.50%, 10/17/28	3,355	3,454,104
Hershey Co. (The)
1.70%, 06/01/30	2,472	2,134,781
2.30%, 08/15/26	4,407	4,255,687
2.45%, 11/15/29	2,408	2,202,249
2.65%, 06/01/50	945	605,020
3.13%, 11/15/49	3,744	2,652,223
3.38%, 08/15/46	1,005	770,775
4.25%, 05/04/28(b)	2,085	2,084,933
4.50%, 05/04/33	1,335	1,329,231
Hormel Foods Corp.
1.70%, 06/03/28	7,490	6,832,133
1.80%, 06/11/30	2,437	2,101,850
3.05%, 06/03/51	4,350	3,026,137
4.80%, 03/30/27	3,870	3,903,515
Ingredion Inc.
2.90%, 06/01/30	2,414	2,204,857
3.20%, 10/01/26	3,470	3,378,031
3.90%, 06/01/50	2,040	1,587,082
J.M. Smucker Co. (The)
2.13%, 03/15/32(b)	2,420	2,013,323
2.38%, 03/15/30(b)	2,770	2,475,525
2.75%, 09/15/41	1,360	954,089
3.38%, 12/15/27	3,495	3,387,306
3.55%, 03/15/50	2,248	1,645,544
4.25%, 03/15/35	4,217	3,928,664
4.38%, 03/15/45	3,396	2,917,963
5.90%, 11/15/28	4,265	4,466,087
6.20%, 11/15/33(b)	4,475	4,811,648
6.50%, 11/15/43	2,320	2,556,493
6.50%, 11/15/53	2,170	2,432,381

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	$585	$556,803
3.00%, 02/02/29	615	568,807
3.00%, 05/15/32	3,651	3,120,227
3.63%, 01/15/32	1,585	1,416,239
3.75%, 12/01/31	1,405	1,268,529
4.38%, 02/02/52	3,740	2,951,937
5.13%, 02/01/28	5,138	5,158,237
5.50%, 01/15/30	4,225	4,254,851
5.75%, 04/01/33	6,094	6,223,474
6.50%, 12/01/52	7,074	7,521,514
6.75%, 03/15/34	7,586	8,284,290
7.25%, 11/15/53	4,155	4,821,199
Kellanova
2.10%, 06/01/30	2,360	2,074,521
3.25%, 04/01/26	4,526	4,449,054
3.40%, 11/15/27	3,187	3,085,671
4.30%, 05/15/28	3,549	3,507,538
4.50%, 04/01/46	3,519	3,117,402
5.25%, 03/01/33	1,175	1,201,222
5.75%, 05/16/54	1,940	2,049,547
Series B, 7.45%, 04/01/31	3,552	4,043,292
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,695	1,727,837
Kraft Heinz Foods Co.
3.00%, 06/01/26	9,875	9,638,050
3.75%, 04/01/30	3,745	3,583,320
3.88%, 05/15/27	7,505	7,376,051
4.25%, 03/01/31(b)	2,937	2,857,888
4.38%, 06/01/46	11,040	9,381,517
4.63%, 01/30/29	3,040	3,051,860
4.63%, 10/01/39(b)	2,195	2,028,711
4.88%, 10/01/49	5,275	4,761,882
5.00%, 07/15/35	3,470	3,453,404
5.00%, 06/04/42	6,096	5,747,993
5.20%, 07/15/45	6,940	6,576,651
5.50%, 06/01/50	3,980	3,924,097
6.50%, 02/09/40	2,440	2,696,276
6.75%, 03/15/32	2,115	2,350,976
6.88%, 01/26/39	3,780	4,307,384
Kroger Co. (The)
1.70%, 01/15/31	2,715	2,275,015
2.20%, 05/01/30	2,753	2,418,458
2.65%, 10/15/26	4,397	4,240,793
3.50%, 02/01/26	4,276	4,217,529
3.70%, 08/01/27	3,360	3,290,414
3.88%, 10/15/46	2,196	1,737,745
3.95%, 01/15/50	3,046	2,428,240
4.45%, 02/01/47	4,476	3,865,661
4.50%, 01/15/29	3,646	3,628,345
4.60%, 08/15/27	2,850	2,863,202
4.65%, 09/15/29	6,960	6,984,066
4.65%, 01/15/48	2,304	2,037,940
4.70%, 08/15/26	4,220	4,233,715
4.90%, 09/15/31	4,120	4,143,364
5.00%, 09/15/34	7,050	7,018,579
5.00%, 04/15/42	1,841	1,745,675
5.15%, 08/01/43	2,260	2,166,407
5.40%, 07/15/40	1,233	1,230,096
5.40%, 01/15/49	2,837	2,817,071
Security	Par (000)	Value
Food (continued)
5.50%, 09/15/54	$4,515	$4,479,577
5.65%, 09/15/64	5,825	5,764,600
6.90%, 04/15/38	2,860	3,247,982
7.50%, 04/01/31	2,338	2,685,783
McCormick & Co. Inc./MD
0.90%, 02/15/26	3,615	3,457,865
1.85%, 02/15/31	2,763	2,323,509
2.50%, 04/15/30	3,285	2,937,747
3.40%, 08/15/27	5,160	5,020,365
4.20%, 08/15/47	2,540	2,159,745
4.70%, 10/15/34	1,790	1,737,174
4.95%, 04/15/33	2,330	2,331,166
Mondelez International Inc.
1.50%, 02/04/31	3,216	2,675,405
1.88%, 10/15/32(b)	2,729	2,233,800
2.63%, 03/17/27	3,370	3,230,915
2.63%, 09/04/50	6,305	3,944,041
2.75%, 04/13/30	4,303	3,909,486
3.00%, 03/17/32	835	740,983
4.13%, 05/07/28	965	955,264
4.75%, 02/20/29(b)	2,770	2,790,524
4.75%, 08/28/34(b)	2,240	2,199,926
Pilgrim's Pride Corp.
3.50%, 03/01/32	6,810	5,995,857
4.25%, 04/15/31	5,850	5,465,437
6.25%, 07/01/33	6,020	6,306,172
6.88%, 05/15/34	3,880	4,248,158
Sysco Corp.
2.40%, 02/15/30	3,384	3,016,958
2.45%, 12/14/31	2,550	2,182,647
3.15%, 12/14/51	4,085	2,782,148
3.25%, 07/15/27	5,185	5,014,110
3.30%, 07/15/26	4,580	4,485,624
3.30%, 02/15/50	2,799	1,998,491
4.45%, 03/15/48	2,573	2,201,248
4.50%, 04/01/46	1,275	1,106,058
4.85%, 10/01/45	2,465	2,260,219
5.38%, 09/21/35	1,624	1,669,606
5.75%, 01/17/29	2,940	3,053,665
5.95%, 04/01/30	3,583	3,776,141
6.00%, 01/17/34	2,326	2,496,768
6.60%, 04/01/40	1,325	1,473,681
6.60%, 04/01/50(b)	5,047	5,749,111
The Campbell's Co.
2.38%, 04/24/30	3,488	3,086,972
3.13%, 04/24/50	2,910	1,996,190
4.15%, 03/15/28	4,912	4,835,230
4.75%, 03/23/35	2,235	2,164,802
4.80%, 03/15/48	3,215	2,932,837
5.20%, 03/19/27	2,405	2,438,860
5.20%, 03/21/29	2,185	2,224,654
5.25%, 10/13/54	1,065	1,028,150
5.30%, 03/20/26	1,870	1,882,637
5.40%, 03/21/34	2,420	2,468,445
Tyson Foods Inc.
3.55%, 06/02/27	7,879	7,679,375
4.00%, 03/01/26	4,845	4,803,685
4.35%, 03/01/29	5,614	5,509,433
4.55%, 06/02/47	3,671	3,172,233
4.88%, 08/15/34	3,196	3,129,621
5.10%, 09/28/48	6,455	6,041,833

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.15%, 08/15/44(b)	$2,631	$2,488,131
5.40%, 03/15/29	2,900	2,967,064
5.70%, 03/15/34	3,420	3,542,601
		541,690,571
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	3,158	3,036,143
5.50%, 11/02/47	1,670	1,506,668
Georgia-Pacific LLC
7.75%, 11/15/29	3,313	3,778,342
8.88%, 05/15/31	2,265	2,787,748
International Paper Co.
4.35%, 08/15/48	3,236	2,752,915
4.40%, 08/15/47	3,263	2,815,107
4.80%, 06/15/44	3,620	3,340,802
5.00%, 09/15/35	2,185	2,192,769
5.15%, 05/15/46	1,220	1,162,316
6.00%, 11/15/41	2,671	2,858,567
7.30%, 11/15/39	695	822,006
Suzano Austria GmbH
2.50%, 09/15/28	2,674	2,426,812
3.13%, 01/15/32	4,897	4,159,042
3.75%, 01/15/31	4,006	3,608,863
5.00%, 01/15/30	5,556	5,413,365
6.00%, 01/15/29	7,252	7,372,872
Suzano International Finance BV, 5.50%, 01/17/27	5,339	5,380,131
		55,414,468
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,800	2,349,349
2.63%, 09/15/29(b)	2,791	2,575,225
2.85%, 02/15/52	1,308	850,793
3.00%, 06/15/27	3,355	3,242,138
3.38%, 09/15/49	3,182	2,338,370
4.13%, 10/15/44	3,201	2,747,109
4.13%, 03/15/49	3,624	3,009,000
4.15%, 01/15/43	2,924	2,547,718
4.30%, 10/01/48	2,068	1,801,888
5.00%, 12/15/54	345	329,114
5.45%, 10/15/32	535	563,653
5.50%, 06/15/41	2,186	2,263,699
5.75%, 10/15/52	2,125	2,248,491
5.90%, 11/15/33	3,325	3,575,686
6.20%, 11/15/53(b)	1,555	1,760,717
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,305	2,808,376
4.00%, 04/01/28(b)	2,283	2,237,025
4.10%, 09/01/47	2,180	1,776,875
4.40%, 07/01/32	2,195	2,138,074
5.25%, 03/01/28	5,077	5,178,742
5.40%, 03/01/33	2,568	2,643,933
5.40%, 07/01/34	925	950,006
5.85%, 01/15/41	1,478	1,541,928
National Fuel Gas Co.
2.95%, 03/01/31	1,885	1,645,157
3.95%, 09/15/27	1,059	1,033,937
4.75%, 09/01/28	2,233	2,216,986
5.50%, 01/15/26(b)	3,762	3,778,116
5.50%, 10/01/26	2,310	2,337,228
Security	Par (000)	Value
Gas (continued)
NiSource Inc.
1.70%, 02/15/31	$5,160	$4,295,004
2.95%, 09/01/29	4,234	3,916,233
3.49%, 05/15/27	5,244	5,114,997
3.60%, 05/01/30	5,138	4,859,992
3.95%, 03/30/48	3,486	2,800,886
4.38%, 05/15/47	4,411	3,810,997
4.80%, 02/15/44	3,324	3,079,355
5.00%, 06/15/52	1,960	1,829,690
5.20%, 07/01/29	2,330	2,372,107
5.25%, 03/30/28	3,741	3,808,663
5.25%, 02/15/43	2,319	2,276,399
5.35%, 04/01/34	3,100	3,157,606
5.40%, 06/30/33	1,363	1,390,065
5.65%, 02/01/45	1,992	2,033,224
5.95%, 06/15/41	1,755	1,840,398
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	660	675,857
ONE Gas Inc.
2.00%, 05/15/30	1,047	917,947
4.25%, 09/01/32	975	945,957
4.50%, 11/01/48	2,070	1,808,992
4.66%, 02/01/44(b)	1,858	1,704,600
5.10%, 04/01/29	3,125	3,183,866
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,310	2,010,394
3.35%, 06/01/50	2,275	1,604,113
3.50%, 06/01/29	3,274	3,111,217
3.64%, 11/01/46	1,952	1,485,549
4.65%, 08/01/43	1,045	948,321
5.05%, 05/15/52	1,768	1,642,427
5.10%, 02/15/35	1,225	1,217,048
5.40%, 06/15/33	1,739	1,784,504
Southern California Gas Co.
2.95%, 04/15/27	4,315	4,163,366
3.75%, 09/15/42	1,875	1,541,782
5.05%, 09/01/34	2,630	2,664,502
5.13%, 11/15/40	1,445	1,432,410
5.20%, 06/01/33	2,660	2,718,600
5.60%, 04/01/54	2,000	2,074,885
5.75%, 06/01/53	2,240	2,355,800
6.35%, 11/15/52	2,680	3,048,370
Series TT, 2.60%, 06/15/26	3,666	3,565,977
Series UU, 4.13%, 06/01/48	2,014	1,661,120
Series VV, 4.30%, 01/15/49	2,595	2,216,415
Series WW, 3.95%, 02/15/50	1,407	1,134,136
Series XX, 2.55%, 02/01/30	3,273	2,969,812
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	1,864	1,824,449
3.95%, 10/01/46	2,157	1,747,707
4.40%, 06/01/43(b)	2,430	2,140,794
4.40%, 05/30/47	2,668	2,305,212
4.95%, 09/15/34	1,965	1,953,171
5.15%, 09/15/32	1,715	1,737,315
5.75%, 09/15/33	2,328	2,438,877
5.88%, 03/15/41	2,610	2,754,836
Series 2020-A, 1.75%, 01/15/31	3,109	2,598,301
Series 21A, 3.15%, 09/30/51	2,125	1,452,199
Southwest Gas Corp.
2.20%, 06/15/30	1,667	1,460,857
3.18%, 08/15/51	1,815	1,208,569
3.70%, 04/01/28(b)	1,783	1,719,846

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
3.80%, 09/29/46(b)	$1,451	$1,115,443
4.05%, 03/15/32	2,642	2,495,249
4.15%, 06/01/49	1,439	1,151,262
5.45%, 03/23/28	2,010	2,052,876
5.80%, 12/01/27	2,270	2,329,636
Spire Inc., 5.30%, 03/01/26	570	573,613
Spire Missouri Inc.
3.30%, 06/01/51	450	321,652
4.80%, 02/15/33	1,340	1,342,289
Series 2034, 5.15%, 08/15/34	1,100	1,124,455
Washington Gas Light Co.
3.65%, 09/15/49	2,495	1,889,139
Series K, 3.80%, 09/15/46	2,446	1,933,231
		205,333,894
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	1,535	1,355,987
4.63%, 06/15/28	950	941,995
Regal Rexnord Corp.
6.05%, 02/15/26	6,125	6,188,119
6.05%, 04/15/28	6,085	6,253,297
6.30%, 02/15/30	3,440	3,585,534
6.40%, 04/15/33	5,365	5,662,508
Snap-on Inc.
3.10%, 05/01/50	3,224	2,279,289
3.25%, 03/01/27	2,365	2,304,886
4.10%, 03/01/48	1,565	1,330,011
Stanley Black & Decker Inc.
2.30%, 03/15/30(b)	4,385	3,855,841
2.75%, 11/15/50	4,125	2,520,451
3.00%, 05/15/32	2,552	2,238,313
3.40%, 03/01/26	3,470	3,410,352
4.25%, 11/15/28	2,241	2,207,747
4.85%, 11/15/48	2,247	2,035,795
5.20%, 09/01/40	2,158	2,119,903
6.00%, 03/06/28	3,615	3,767,860
		52,057,888
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,049	4,595,674
1.40%, 06/30/30(b)	4,238	3,629,154
3.75%, 11/30/26	10,767	10,649,422
4.75%, 11/30/36	7,103	7,053,084
4.75%, 04/15/43	5,180	5,074,393
4.90%, 11/30/46	10,487	10,284,406
5.30%, 05/27/40	4,445	4,634,745
6.00%, 04/01/39	1,990	2,214,889
6.15%, 11/30/37	3,730	4,182,974
Agilent Technologies Inc.
2.10%, 06/04/30	2,516	2,190,230
2.30%, 03/12/31	4,914	4,251,241
2.75%, 09/15/29	3,304	3,028,054
3.05%, 09/22/26	2,866	2,782,810
4.20%, 09/09/27	1,280	1,269,914
4.75%, 09/09/34	1,930	1,884,498
Baxter International Inc.
1.73%, 04/01/31	3,455	2,867,840
1.92%, 02/01/27	7,035	6,631,805
2.27%, 12/01/28	6,355	5,769,127
2.54%, 02/01/32(b)	4,185	3,568,624
Security	Par (000)	Value
Health Care - Products (continued)
2.60%, 08/15/26	$4,227	$4,082,413
3.13%, 12/01/51	3,932	2,595,892
3.50%, 08/15/46	2,598	1,893,630
3.95%, 04/01/30	3,205	3,063,828
Boston Scientific Corp.
2.65%, 06/01/30	4,686	4,238,770
4.00%, 03/01/28	3,250	3,194,470
4.55%, 03/01/39	2,388	2,268,080
4.70%, 03/01/49(b)	2,864	2,674,402
6.50%, 11/15/35	1,468	1,652,765
7.38%, 01/15/40	1,296	1,564,498
Danaher Corp.
2.60%, 10/01/50	5,173	3,301,920
2.80%, 12/10/51	4,415	2,909,341
4.38%, 09/15/45	2,328	2,096,629
Dentsply Sirona Inc., 3.25%, 06/01/30	4,118	3,694,592
DH Europe Finance II SARL
2.60%, 11/15/29	3,416	3,126,990
3.25%, 11/15/39	4,547	3,683,821
3.40%, 11/15/49	3,509	2,639,047
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,226	3,181,826
GE HealthCare Technologies Inc.
4.80%, 08/14/29	3,515	3,521,289
5.65%, 11/15/27	10,055	10,343,130
5.86%, 03/15/30(b)	5,005	5,246,547
5.91%, 11/22/32	3,005	3,197,033
6.38%, 11/22/52	5,328	6,043,561
Koninklijke Philips NV
5.00%, 03/15/42	2,677	2,517,629
6.88%, 03/11/38	3,805	4,248,415
Medtronic Global Holdings SCA
4.25%, 03/30/28	5,860	5,842,397
4.50%, 03/30/33	3,945	3,869,775
Medtronic Inc.
4.00%, 04/01/43	100	86,570
4.38%, 03/15/35	9,940	9,592,743
4.63%, 03/15/45	7,767	7,198,106
Revvity Inc.
1.90%, 09/15/28	3,138	2,827,587
2.25%, 09/15/31	2,775	2,329,462
2.55%, 03/15/31	1,690	1,454,645
3.30%, 09/15/29	3,466	3,232,305
3.63%, 03/15/51	1,580	1,143,128
Smith & Nephew PLC
2.03%, 10/14/30	5,655	4,802,254
5.15%, 03/20/27	945	953,650
5.40%, 03/20/34	2,095	2,125,298
Solventum Corp.
5.40%, 03/01/29(c)	4,360	4,425,833
5.45%, 02/25/27(c)	3,210	3,251,785
5.45%, 03/13/31(c)	4,990	5,069,618
5.60%, 03/23/34(c)	6,000	6,107,170
5.90%, 04/30/54(b)(c)	5,960	6,107,540
6.00%, 05/15/64(c)	3,212	3,283,149
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	3,696	3,235,095
3.75%, 03/15/51	4,165	3,110,505
Stryker Corp.
1.95%, 06/15/30	6,078	5,279,382
2.90%, 06/15/50	2,791	1,922,849
3.50%, 03/15/26	6,799	6,706,397

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
3.65%, 03/07/28	$4,312	$4,203,134
4.10%, 04/01/43	1,713	1,469,475
4.25%, 09/11/29	2,740	2,706,239
4.38%, 05/15/44	1,573	1,386,496
4.63%, 09/11/34	1,550	1,520,249
4.63%, 03/15/46	3,845	3,500,784
4.85%, 12/08/28	3,600	3,641,513
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(b)	4,385	3,974,261
2.00%, 10/15/31	4,915	4,159,049
2.60%, 10/01/29	4,469	4,111,714
2.80%, 10/15/41	4,835	3,561,089
4.10%, 08/15/47	3,199	2,736,150
4.80%, 11/21/27	4,373	4,424,826
4.95%, 08/10/26	4,825	4,865,065
4.95%, 11/21/32	2,585	2,620,588
4.98%, 08/10/30	3,468	3,535,136
5.00%, 12/05/26	3,580	3,616,186
5.00%, 01/31/29(b)	5,015	5,111,010
5.09%, 08/10/33	3,765	3,837,124
5.20%, 01/31/34(b)	2,610	2,682,242
5.30%, 02/01/44	2,294	2,294,193
5.40%, 08/10/43(b)	3,350	3,436,302
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	3,525	3,060,849
3.05%, 01/15/26	3,653	3,593,052
4.45%, 08/15/45(b)	3,049	2,671,263
5.20%, 09/15/34	3,190	3,200,231
5.35%, 12/01/28	3,610	3,699,896
5.75%, 11/30/39	883	915,677
		358,034,438
Health Care - Services — 1.0%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,529	1,017,247
Adventist Health System/West
3.63%, 03/01/49(b)	2,586	1,892,585
5.43%, 03/01/32	1,275	1,291,440
5.76%, 12/01/34	650	665,806
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,351,405
3.83%, 08/15/28	1,186	1,159,597
4.27%, 08/15/48	1,586	1,401,959
Series 2020, 2.21%, 06/15/30	455	401,760
Series 2020, 3.01%, 06/15/50	1,622	1,139,143
Aetna Inc.
3.88%, 08/15/47	4,585	3,469,768
4.13%, 11/15/42	2,211	1,788,716
4.50%, 05/15/42	2,551	2,192,428
4.75%, 03/15/44	2,094	1,828,345
6.63%, 06/15/36	3,841	4,202,196
6.75%, 12/15/37	2,958	3,241,419
AHS Hospital Corp.
5.02%, 07/01/45	1,670	1,648,174
Series 2021, 2.78%, 07/01/51	1,416	941,320
Allina Health System
2.90%, 11/15/51	2,190	1,444,698
Series 2019, 3.89%, 04/15/49	2,333	1,897,906
Ascension Health
3.95%, 11/15/46	5,410	4,605,446
4.85%, 11/15/53	3,080	2,935,390
Series B, 2.53%, 11/15/29	3,354	3,068,100
Security	Par (000)	Value
Health Care - Services (continued)
Series B, 3.11%, 11/15/39	$2,151	$1,711,266
Banner Health
1.90%, 01/01/31	2,143	1,827,342
2.34%, 01/01/30	2,412	2,163,022
2.91%, 01/01/42(b)	790	588,964
2.91%, 01/01/51(b)	2,127	1,447,590
Series 2020, 3.18%, 01/01/50	1,723	1,246,147
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	510	314,157
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	529,976
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	3,609	2,951,724
Baylor Scott & White Holdings
3.97%, 11/15/46	1,030	869,307
4.19%, 11/15/45	2,018	1,766,389
Series 2021, 1.78%, 11/15/30	1,161	988,498
Series 2021, 2.84%, 11/15/50	6,390	4,325,445
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	730	480,960
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	3,591	3,403,040
Series 2018, 4.30%, 07/01/28(b)	1,321	1,305,817
Series 20-2, 2.10%, 06/01/31	1,805	1,534,770
Series 20-2, 3.21%, 06/01/50	2,365	1,673,833
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,184,604
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,540	1,328,561
Centene Corp.
2.45%, 07/15/28	7,965	7,211,284
2.50%, 03/01/31	9,905	8,333,648
2.63%, 08/01/31	6,185	5,179,163
3.00%, 10/15/30	10,085	8,810,258
3.38%, 02/15/30	9,010	8,121,808
4.25%, 12/15/27	9,235	8,947,636
4.63%, 12/15/29	12,990	12,451,116
Children's Health System of Texas, 2.51%, 08/15/50	3,651	2,284,531
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	1,843	1,598,898
Series 2020, 2.59%, 02/01/50	1,025	664,564
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,953	1,760,362
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	2,148	1,420,931
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	1,136	763,483
CHRISTUS Health, Series C, 4.34%, 07/01/28	2,094	2,070,758
Cigna Group (The)
1.25%, 03/15/26	2,351	2,250,123
2.38%, 03/15/31	5,216	4,506,928
2.40%, 03/15/30	8,067	7,169,818
3.05%, 10/15/27	2,969	2,854,653
3.20%, 03/15/40	3,415	2,630,262
3.40%, 03/01/27	7,158	6,972,623
3.40%, 03/15/50	6,992	4,961,412
3.40%, 03/15/51	5,220	3,680,064
3.88%, 10/15/47(b)	8,141	6,350,315
4.38%, 10/15/28	14,703	14,576,022

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 02/25/26	$4,603	$4,597,151
4.80%, 08/15/38	10,744	10,189,756
4.80%, 07/15/46	4,524	4,103,298
4.90%, 12/15/48	11,803	10,743,179
5.00%, 05/15/29	2,370	2,399,769
5.13%, 05/15/31(b)	2,450	2,481,280
5.25%, 02/15/34(b)	3,510	3,547,020
5.40%, 03/15/33	4,015	4,109,868
5.60%, 02/15/54	4,825	4,840,619
5.69%, 03/15/26	2,765	2,765,543
6.13%, 11/15/41	2,603	2,782,388
City of Hope
Series 2013, 5.62%, 11/15/43(b)	1,580	1,566,505
Series 2018, 4.38%, 08/15/48	2,477	2,105,543
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(b)	1,625	1,492,544
CommonSpirit Health
2.78%, 10/01/30	1,872	1,683,749
3.35%, 10/01/29	3,045	2,870,182
3.82%, 10/01/49	3,052	2,420,007
3.91%, 10/01/50	1,304	1,024,097
4.19%, 10/01/49	2,966	2,463,390
4.35%, 11/01/42	2,968	2,513,178
5.21%, 12/01/31(b)	2,205	2,248,236
5.32%, 12/01/34	2,130	2,170,428
5.55%, 12/01/54	600	608,095
6.07%, 11/01/27	1,756	1,823,331
6.46%, 11/01/52	915	1,035,779
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	1,631	1,097,044
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,628	2,007,994
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	4,015	2,981,267
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,992	1,591,732
Dignity Health
4.50%, 11/01/42	1,030	904,435
5.27%, 11/01/64	1,100	1,052,181
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	2,866	2,389,854
Elevance Health Inc.
1.50%, 03/15/26	4,435	4,261,991
2.25%, 05/15/30	4,558	4,004,840
2.55%, 03/15/31	5,500	4,813,964
2.88%, 09/15/29	4,287	3,946,472
3.13%, 05/15/50	2,641	1,798,021
3.60%, 03/15/51	5,833	4,315,521
3.65%, 12/01/27	7,213	7,031,369
3.70%, 09/15/49	4,677	3,536,104
4.10%, 03/01/28(b)	6,328	6,226,241
4.10%, 05/15/32	2,803	2,654,929
4.38%, 12/01/47	7,196	6,123,045
4.50%, 10/30/26	2,240	2,237,093
4.55%, 03/01/48	4,535	3,953,881
4.55%, 05/15/52	2,575	2,212,654
4.63%, 05/15/42	2,549	2,308,021
4.65%, 01/15/43	6,155	5,596,274
4.65%, 08/15/44	2,892	2,604,568
4.75%, 02/15/30(b)	3,090	3,089,312
4.75%, 02/15/33	2,790	2,734,540
Security	Par (000)	Value
Health Care - Services (continued)
4.90%, 02/08/26(b)	$2,225	$2,224,608
4.95%, 11/01/31	4,765	4,778,199
5.10%, 01/15/44	4,598	4,389,203
5.13%, 02/15/53	3,920	3,692,655
5.15%, 06/15/29	2,535	2,576,134
5.20%, 02/15/35	4,125	4,155,665
5.38%, 06/15/34	3,225	3,287,780
5.50%, 10/15/32	4,155	4,296,899
5.65%, 06/15/54	3,300	3,351,109
5.70%, 02/15/55	4,160	4,276,328
5.85%, 01/15/36	1,329	1,400,204
5.85%, 11/01/64	4,882	5,033,114
5.95%, 12/15/34	1,785	1,908,321
6.10%, 10/15/52	2,575	2,756,988
6.38%, 06/15/37(b)	2,450	2,685,096
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	205	165,567
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	650,774
Hackensack Meridian Health Inc.
4.21%, 07/01/48	2,031	1,769,596
4.50%, 07/01/57	1,465	1,300,470
Series 2020, 2.68%, 09/01/41	2,691	1,941,371
Series 2020, 2.88%, 09/01/50	2,952	1,993,439
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,547,371
HCA Inc.
2.38%, 07/15/31	5,105	4,316,107
3.13%, 03/15/27	4,760	4,587,491
3.38%, 03/15/29	1,747	1,643,798
3.50%, 09/01/30	11,360	10,487,886
3.50%, 07/15/51	7,120	4,906,496
3.63%, 03/15/32	8,537	7,706,551
4.13%, 06/15/29	8,320	8,039,769
4.38%, 03/15/42	2,291	1,947,620
4.50%, 02/15/27	5,668	5,627,113
4.63%, 03/15/52	7,690	6,384,619
5.13%, 06/15/39	4,075	3,873,078
5.20%, 06/01/28	2,425	2,454,495
5.25%, 06/15/26	7,720	7,742,702
5.25%, 06/15/49	7,911	7,263,761
5.38%, 09/01/26	4,888	4,914,142
5.45%, 04/01/31	2,985	3,029,431
5.45%, 09/15/34	3,520	3,526,479
5.50%, 06/01/33	5,211	5,268,321
5.50%, 06/15/47	7,552	7,243,459
5.60%, 04/01/34	6,135	6,213,122
5.63%, 09/01/28	6,867	7,018,930
5.88%, 02/15/26	7,125	7,180,813
5.88%, 02/01/29	5,090	5,243,584
5.90%, 06/01/53	4,500	4,506,868
5.95%, 09/15/54	3,185	3,210,733
6.00%, 04/01/54	5,120	5,198,105
6.10%, 04/01/64	3,085	3,118,101
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	2,297	1,838,587
Humana Inc.
1.35%, 02/03/27	3,770	3,507,096
2.15%, 02/03/32	3,510	2,875,871
3.13%, 08/15/29	2,771	2,571,146
3.70%, 03/23/29	5,015	4,788,329
3.95%, 03/15/27	3,539	3,480,867

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.95%, 08/15/49	$2,582	$1,985,635
4.63%, 12/01/42	2,910	2,534,174
4.80%, 03/15/47	2,465	2,146,464
4.88%, 04/01/30	2,795	2,782,748
4.95%, 10/01/44	4,034	3,620,654
5.38%, 04/15/31	2,860	2,892,202
5.50%, 03/15/53	1,880	1,804,099
5.75%, 03/01/28	1,396	1,433,900
5.75%, 12/01/28	1,345	1,385,721
5.75%, 04/15/54	2,154	2,145,513
5.88%, 03/01/33	3,465	3,582,477
5.95%, 03/15/34	3,455	3,590,360
ICON Investments Six DAC
5.81%, 05/08/27	1,800	1,836,336
5.85%, 05/08/29	1,930	1,986,990
6.00%, 05/08/34	1,790	1,846,776
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	2,790	2,340,266
Series 2021, 2.85%, 11/01/51	1,245	839,463
Inova Health System Foundation, 4.07%, 05/15/52(b)	1,859	1,580,246
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,761,781
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	214,209
IQVIA Inc.
5.70%, 05/15/28	5,065	5,189,184
6.25%, 02/01/29	1,370	1,430,932
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	3,581	2,995,988
Kaiser Foundation Hospitals
3.15%, 05/01/27(b)	4,428	4,306,232
4.15%, 05/01/47	7,192	6,223,733
4.88%, 04/01/42	2,562	2,498,109
Series 2019, 3.27%, 11/01/49	6,203	4,562,094
Series 2021, 2.81%, 06/01/41	3,942	2,929,033
Series 2021, 3.00%, 06/01/51	5,107	3,564,389
Laboratory Corp. of America Holdings
1.55%, 06/01/26	2,985	2,851,676
2.70%, 06/01/31	2,780	2,437,318
2.95%, 12/01/29	3,502	3,210,558
3.60%, 09/01/27	3,550	3,464,978
4.35%, 04/01/30	2,980	2,911,509
4.55%, 04/01/32	2,500	2,428,316
4.70%, 02/01/45(b)	4,993	4,511,280
4.80%, 10/01/34	3,310	3,221,205
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	166,204
Series 2017, 3.77%, 07/01/48(b)	1,264	1,029,308
Series 2020, 3.19%, 07/01/49	1,835	1,333,534
Series 2020, 3.34%, 07/01/60	2,326	1,636,116
Mayo Clinic
3.77%, 11/15/43	785	665,172
Series 2016, 4.13%, 11/15/52	3,081	2,672,726
Series 2021, 3.20%, 11/15/61	2,316	1,567,567
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,512	2,242,519
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(b)	1,777	1,334,449
Memorial Health Services, 3.45%, 11/01/49	3,168	2,408,950
Security	Par (000)	Value
Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(b)	$1,730	$1,490,230
5.00%, 07/01/42	690	679,554
Series 2015, 4.20%, 07/01/55	2,009	1,722,627
Series 2020, 2.96%, 01/01/50	781	546,233
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,696	2,444,757
Montefiore Obligated Group
4.29%, 09/01/50	1,216	914,731
Series 18-C, 5.25%, 11/01/48	1,802	1,523,968
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	662,701
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	1,692	1,241,283
Series 2019, 3.74%, 07/01/49	2,625	1,778,183
Series 2020, 3.39%, 07/01/50	1,946	1,197,752
MultiCare Health System, 2.80%, 08/15/50	1,413	881,022
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,403	1,793,165
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	1,326	1,233,105
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	755,180
2.61%, 08/01/60(b)	1,308	781,199
4.02%, 08/01/45	3,024	2,607,023
4.06%, 08/01/56	553	465,395
Series 2019, 3.95%(b)	1,835	1,358,273
Northwell Healthcare Inc.
3.81%, 11/01/49	3,320	2,595,517
3.98%, 11/01/46	2,915	2,353,019
4.26%, 11/01/47	2,860	2,419,801
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(b)	1,960	1,263,819
Novant Health Inc.
2.64%, 11/01/36	1,856	1,481,499
3.17%, 11/01/51	4,459	3,139,387
3.32%, 11/01/61	1,966	1,338,202
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	817,218
OhioHealth Corp.
2.30%, 11/15/31(b)	2,084	1,790,310
2.83%, 11/15/41	2,260	1,668,211
Series 2020, 3.04%, 11/15/50	2,616	1,851,239
Orlando Health Obligated Group
3.33%, 10/01/50(b)	2,617	1,944,717
4.09%, 10/01/48	1,872	1,602,613
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	2,067	1,874,799
Series 2020, 3.22%, 11/15/50	2,267	1,544,713
Piedmont Healthcare Inc.
2.04%, 01/01/32	1,447	1,208,201
2.86%, 01/01/52	2,751	1,828,903
Series 2042, 2.72%, 01/01/42(b)	2,341	1,687,755
Presbyterian Healthcare Services, 4.88%, 08/01/52	1,635	1,578,339
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,325	3,392,657
Series 19A, 2.53%, 10/01/29	4,067	3,679,438
Series 21A, 2.70%, 10/01/51(b)	3,040	1,878,483
Series A, 3.93%, 10/01/48	2,490	1,986,319

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series H, 2.75%, 10/01/26	$1,187	$1,145,952
Series I, 3.74%, 10/01/47	2,638	2,049,792
Queen's Health Systems (The), 4.81%, 07/01/52	1,171	1,118,983
Quest Diagnostics Inc.
2.80%, 06/30/31	2,791	2,467,942
2.95%, 06/30/30	4,007	3,649,653
3.45%, 06/01/26	3,872	3,802,239
4.20%, 06/30/29	4,438	4,352,713
4.60%, 12/15/27	1,990	1,994,848
4.63%, 12/15/29(b)	3,250	3,230,880
4.70%, 03/30/45	1,446	1,316,870
5.00%, 12/15/34	2,310	2,292,008
6.40%, 11/30/33	1,670	1,829,870
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,230	882,578
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	973	941,574
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	3,545	2,349,476
Sentara Health, 2.93%, 11/01/51	1,399	953,313
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	1,171	753,354
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,719,444
Series A, 3.82%, 06/01/27	1,765	1,734,893
Stanford Health Care
3.03%, 08/15/51	1,900	1,333,257
Series 2018, 3.80%, 11/15/48	3,566	2,944,319
Series 2020, 3.31%, 08/15/30	1,250	1,169,918
Summa Health, 3.51%, 11/15/51	1,825	1,377,749
Sutter Health
5.55%, 08/15/53(b)	248	266,179
Series 2018, 3.70%, 08/15/28	2,054	1,985,564
Series 2018, 4.09%, 08/15/48	2,161	1,845,321
Series 20A, 2.29%, 08/15/30	1,489	1,312,216
Series 20A, 3.16%, 08/15/40	857	673,570
Series 20A, 3.36%, 08/15/50	2,014	1,507,288
Texas Health Resources
2.33%, 11/15/50	2,422	1,457,034
4.33%, 11/15/55(b)	1,139	1,012,929
Toledo Hospital (The), 5.75%, 11/15/38(b)	1,960	1,972,806
Trinity Health Corp.
4.13%, 12/01/45	1,881	1,614,851
Series 2019, 3.43%, 12/01/48	2,555	2,005,050
Series 2021, 2.63%, 12/01/40	1,266	920,983
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	472,174
UnitedHealth Group Inc.
3.70%, 05/15/27	3,404	3,351,704
1.15%, 05/15/26(b)	5,075	4,840,763
1.25%, 01/15/26	2,758	2,661,379
2.00%, 05/15/30	5,335	4,668,638
2.30%, 05/15/31	6,190	5,375,062
2.75%, 05/15/40	4,886	3,617,555
2.88%, 08/15/29	4,239	3,949,934
2.90%, 05/15/50	5,908	3,935,859
2.95%, 10/15/27	4,294	4,132,565
3.05%, 05/15/41	4,552	3,466,768
3.10%, 03/15/26	5,282	5,203,957
3.13%, 05/15/60	3,559	2,297,051
Security	Par (000)	Value
Health Care - Services (continued)
3.25%, 05/15/51	$8,615	$6,104,459
3.38%, 04/15/27	3,168	3,098,342
3.45%, 01/15/27	4,053	3,977,859
3.50%, 08/15/39	5,779	4,810,366
3.70%, 12/15/25	3,289	3,261,900
3.70%, 08/15/49	5,157	4,007,277
3.75%, 10/15/47	5,176	4,098,584
3.85%, 06/15/28	5,736	5,633,865
3.88%, 12/15/28	4,072	3,986,884
3.88%, 08/15/59	4,842	3,699,053
3.95%, 10/15/42	3,070	2,605,698
4.00%, 05/15/29(b)	4,270	4,188,165
4.20%, 05/15/32	6,180	5,981,409
4.20%, 01/15/47	3,664	3,122,325
4.25%, 01/15/29	6,145	6,094,783
4.25%, 03/15/43	2,136	1,902,714
4.25%, 04/15/47	3,494	2,999,164
4.25%, 06/15/48	5,998	5,116,987
4.38%, 03/15/42	2,289	2,059,568
4.45%, 12/15/48	5,251	4,619,113
4.50%, 04/15/33(b)	6,065	5,925,362
4.60%, 04/15/27	2,780	2,793,831
4.63%, 07/15/35	3,626	3,551,067
4.63%, 11/15/41	3,316	3,083,069
4.70%, 04/15/29	2,550	2,570,904
4.75%, 07/15/26	5,530	5,564,347
4.75%, 07/15/45	7,995	7,477,893
4.75%, 05/15/52	8,120	7,442,775
4.80%, 01/15/30	7,010	7,084,164
4.90%, 04/15/31	3,836	3,888,451
4.95%, 01/15/32	8,850	8,936,315
4.95%, 05/15/62	4,830	4,480,183
5.00%, 04/15/34	5,518	5,548,834
5.05%, 04/15/53	7,275	6,959,025
5.15%, 07/15/34	9,545	9,720,363
5.20%, 04/15/63	6,285	6,059,083
5.25%, 02/15/28	4,485	4,594,661
5.30%, 02/15/30	5,349	5,520,098
5.35%, 02/15/33	8,605	8,911,684
5.38%, 04/15/54	6,455	6,463,794
5.50%, 07/15/44	9,445	9,686,699
5.50%, 04/15/64	3,910	3,937,423
5.63%, 07/15/54	10,585	10,994,823
5.70%, 10/15/40	1,769	1,856,188
5.75%, 07/15/64	8,485	8,878,027
5.80%, 03/15/36	3,555	3,796,826
5.88%, 02/15/53	7,475	7,993,180
5.95%, 02/15/41	2,070	2,214,165
6.05%, 02/15/63	4,860	5,301,559
6.50%, 06/15/37	2,698	3,048,080
6.63%, 11/15/37	3,178	3,634,833
6.88%, 02/15/38	5,461	6,411,431
Universal Health Services Inc.
1.65%, 09/01/26	3,760	3,551,816
2.65%, 10/15/30	4,473	3,892,828
2.65%, 01/15/32	2,480	2,078,943
4.63%, 10/15/29	2,985	2,912,936
5.05%, 10/15/34	1,650	1,582,450
UPMC
5.04%, 05/15/33	1,355	1,364,438
5.38%, 05/15/43	830	844,182

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2021, 1.80%, 04/15/26	$190	$181,691
WakeMed, Series A, 3.29%, 10/01/52	1,015	735,293
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	565,102
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	2,273	1,993,913
Series 2021, 3.07%, 03/01/51	2,052	1,381,643
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(b)	3,616	2,234,193
		1,171,832,101
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
6.70%, 07/29/31(c)	3,990	4,144,060
6.90%, 04/13/29(c)	1,955	2,036,458
Ares Capital Corp.
2.15%, 07/15/26	3,845	3,663,568
2.88%, 06/15/27	1,494	1,416,187
2.88%, 06/15/28	5,740	5,292,946
3.20%, 11/15/31	3,870	3,366,623
3.88%, 01/15/26	4,326	4,268,722
5.88%, 03/01/29	5,695	5,784,307
5.95%, 07/15/29	1,904	1,940,669
7.00%, 01/15/27	1,772	1,836,269
Ares Strategic Income Fund
5.60%, 02/15/30(c)	30	29,770
5.70%, 03/15/28(c)	720	722,826
6.35%, 08/15/29(c)	780	796,648
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,970	1,873,214
2.95%, 03/10/26	2,190	2,123,601
Barings BDC Inc.
3.30%, 11/23/26	1,245	1,193,077
7.00%, 02/15/29	170	174,943
Blackstone Private Credit Fund
2.63%, 12/15/26	3,545	3,360,051
3.25%, 03/15/27	6,360	6,084,249
4.00%, 01/15/29	2,795	2,661,344
5.60%, 11/22/29(c)	2,100	2,092,382
5.95%, 07/16/29(b)	1,125	1,143,373
6.00%, 11/22/34(b)(c)	2,100	2,095,648
6.25%, 01/25/31(b)	1,000	1,025,225
7.30%, 11/27/28	1,135	1,196,297
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,699	2,522,571
2.75%, 09/16/26	2,605	2,493,671
2.85%, 09/30/28	3,180	2,906,754
3.63%, 01/15/26	2,782	2,731,432
5.35%, 04/13/28	240	240,158
5.88%, 11/15/27	1,440	1,471,441
Blue Owl Capital Corp.
2.63%, 01/15/27	3,242	3,054,129
2.88%, 06/11/28	4,370	3,993,184
3.40%, 07/15/26	2,215	2,144,189
4.25%, 01/15/26	2,710	2,678,703
5.95%, 03/15/29	600	606,110
Blue Owl Capital Corp. II, 8.45%, 11/15/26	415	434,692
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,675	2,524,624
Blue Owl Credit Income Corp.
3.13%, 09/23/26(b)	2,200	2,107,047
4.70%, 02/08/27	1,960	1,921,177
5.80%, 03/15/30(c)	2,285	2,267,815
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.60%, 09/15/29(b)(c)	$815	$837,527
6.65%, 03/15/31	3,175	3,263,521
7.75%, 09/16/27	1,095	1,149,240
7.75%, 01/15/29	1,820	1,946,648
7.95%, 06/13/28	813	866,873
Blue Owl Technology Finance Corp., 2.50%, 01/15/27	1,972	1,843,055
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(c)	1,420	1,434,256
Franklin BSP Capital Corp., 7.20%, 06/15/29(c)	170	173,237
FS KKR Capital Corp.
2.63%, 01/15/27(b)	2,964	2,799,671
3.13%, 10/12/28	4,064	3,704,712
3.25%, 07/15/27	2,000	1,896,099
3.40%, 01/15/26	2,325	2,275,655
6.13%, 01/15/30	1,650	1,658,712
6.88%, 08/15/29	210	219,075
7.88%, 01/15/29	300	321,720
Goldman Sachs BDC Inc.
2.88%, 01/15/26	1,215	1,184,583
6.38%, 03/11/27(b)	520	534,942
Golub Capital BDC Inc.
2.05%, 02/15/27	2,548	2,371,891
2.50%, 08/24/26	2,735	2,603,946
6.00%, 07/15/29(b)	1,435	1,447,451
7.05%, 12/05/28	520	545,565
Golub Capital Private Credit Fund, 5.80%, 09/12/29(c)	210	207,286
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)(c)	2,915	2,929,704
HPS Corporate Lending Fund
6.25%, 09/30/29(b)(c)	440	443,209
6.75%, 01/30/29(c)	460	475,373
Main Street Capital Corp.
3.00%, 07/14/26	2,970	2,853,849
6.50%, 06/04/27	1,500	1,526,507
6.95%, 03/01/29	910	944,706
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(b)	700	694,677
6.15%, 05/17/29(b)(c)	1,375	1,389,596
New Mountain Finance Corp.
6.20%, 10/15/27	230	229,270
6.88%, 02/01/29	180	181,796
North Haven Private Income Fund LLC, 5.75%, 02/01/30(c)	30	29,465
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	2,828	2,654,665
7.10%, 02/15/29	1,960	2,032,848
Oaktree Strategic Credit Fund
6.50%, 07/23/29(b)	140	142,757
8.40%, 11/14/28	290	314,256
Prospect Capital Corp.
3.36%, 11/15/26(b)	2,060	1,954,187
3.44%, 10/15/28(b)	1,770	1,551,135
3.71%, 01/22/26(b)	2,469	2,408,246
Sixth Street Lending Partners
5.75%, 01/15/30(c)	590	583,519
6.50%, 03/11/29(c)	480	488,898
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	1,770	1,692,189

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.13%, 03/01/29	$280	$284,990
6.95%, 08/14/28	575	603,213
		154,114,874
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	4,590	4,315,167
1.40%, 10/15/27(b)	1,629	1,493,917
5.00%, 10/15/34	200	197,805
Lennar Corp.
4.75%, 11/29/27	3,828	3,843,000
5.00%, 06/15/27	2,483	2,502,281
5.25%, 06/01/26	2,646	2,662,549
MDC Holdings Inc.
2.50%, 01/15/31	2,502	2,197,796
3.85%, 01/15/30(b)	2,316	2,203,749
3.97%, 08/06/61(b)	1,565	1,261,772
6.00%, 01/15/43(b)	3,507	3,638,239
Meritage Homes Corp., 5.13%, 06/06/27	530	532,905
NVR Inc., 3.00%, 05/15/30	1,808	1,645,591
PulteGroup Inc.
5.00%, 01/15/27	3,025	3,039,920
6.00%, 02/15/35	2,453	2,601,570
6.38%, 05/15/33	2,091	2,261,191
7.88%, 06/15/32	849	993,290
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	2,605	2,481,444
4.35%, 02/15/28	2,680	2,639,194
4.88%, 03/15/27	2,720	2,725,425
		43,236,805
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	2,932	2,794,901
3.50%, 11/15/51	2,770	1,848,744
4.40%, 03/15/29	2,372	2,256,759
Whirlpool Corp.
2.40%, 05/15/31	1,655	1,385,912
4.50%, 06/01/46	2,123	1,717,879
4.60%, 05/15/50(b)	2,960	2,368,741
4.70%, 05/14/32	1,669	1,595,168
4.75%, 02/26/29(b)	3,071	3,041,885
5.50%, 03/01/33	1,715	1,712,801
5.75%, 03/01/34(b)	1,235	1,231,137
		19,953,927
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,360	1,970,180
2.65%, 04/30/30	1,807	1,625,439
4.88%, 12/06/28	3,756	3,780,210
5.75%, 03/15/33	1,810	1,899,974
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,234	1,901,392
3.15%, 08/01/27	5,086	4,934,397
3.95%, 08/01/47	2,085	1,684,088
5.00%, 06/15/52	2,790	2,667,163
5.60%, 11/15/32	2,670	2,798,334
Clorox Co. (The)
1.80%, 05/15/30	3,564	3,073,722
3.10%, 10/01/27	3,203	3,078,640
3.90%, 05/15/28	3,303	3,239,220
4.40%, 05/01/29	3,005	2,990,342
Security	Par (000)	Value
Household Products & Wares (continued)
4.60%, 05/01/32(b)	$3,409	$3,390,513
Kimberly-Clark Corp.
1.05%, 09/15/27	3,131	2,862,592
2.00%, 11/02/31(b)	2,883	2,475,513
2.75%, 02/15/26	2,854	2,796,593
2.88%, 02/07/50	2,269	1,559,849
3.10%, 03/26/30	4,168	3,896,630
3.20%, 04/25/29	3,095	2,961,670
3.20%, 07/30/46	1,875	1,386,795
3.90%, 05/04/47	1,422	1,167,547
3.95%, 11/01/28	3,187	3,139,376
4.50%, 02/16/33	2,270	2,261,144
5.30%, 03/01/41	2,080	2,124,157
6.63%, 08/01/37	4,353	5,063,127
		70,728,607
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,632	3,189,155
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(a)	3,140	3,103,715
Aflac Inc.
1.13%, 03/15/26(b)	2,905	2,783,241
2.88%, 10/15/26	3,067	2,975,915
3.60%, 04/01/30	5,653	5,396,213
4.00%, 10/15/46	1,811	1,486,554
4.75%, 01/15/49	3,518	3,228,514
Alleghany Corp.
3.25%, 08/15/51	2,520	1,792,409
3.63%, 05/15/30	4,054	3,863,523
4.90%, 09/15/44(b)	2,255	2,155,341
Allstate Corp. (The)
0.75%, 12/15/25	3,445	3,309,771
1.45%, 12/15/30	2,974	2,450,769
3.28%, 12/15/26	3,202	3,125,897
3.85%, 08/10/49	3,098	2,459,454
4.20%, 12/15/46	3,802	3,211,223
4.50%, 06/15/43	2,698	2,407,660
5.05%, 06/24/29	2,235	2,269,171
5.25%, 03/30/33	2,220	2,260,559
5.35%, 06/01/33	1,854	1,903,402
5.55%, 05/09/35	3,401	3,557,575
5.95%, 04/01/36	1,545	1,675,425
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(a)(b)	2,710	2,821,817
American Financial Group Inc./OH
4.50%, 06/15/47	1,445	1,263,409
5.25%, 04/02/30	632	647,664
American International Group Inc.
3.40%, 06/30/30	2,405	2,242,075
3.88%, 01/15/35	1,190	1,080,508
4.20%, 04/01/28	2,600	2,564,060
4.38%, 06/30/50	4,949	4,301,534
4.50%, 07/16/44	2,180	1,951,159
4.75%, 04/01/48	5,408	4,992,949
4.80%, 07/10/45	4,520	4,194,699
5.13%, 03/27/33	3,465	3,504,605
6.25%, 05/01/36	1,503	1,629,962
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)	3,638	3,615,626

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American National Group Inc.
5.00%, 06/15/27	$2,796	$2,788,625
5.75%, 10/01/29	330	335,347
Aon Corp.
2.80%, 05/15/30	4,781	4,337,802
3.75%, 05/02/29	4,152	4,002,848
4.50%, 12/15/28	2,467	2,454,100
6.25%, 09/30/40	1,744	1,887,277
8.21%, 01/01/27	871	920,234
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,290	1,930,591
2.60%, 12/02/31	2,020	1,756,467
2.85%, 05/28/27	2,775	2,660,885
2.90%, 08/23/51	3,970	2,593,257
3.90%, 02/28/52	3,665	2,862,889
5.00%, 09/12/32	2,195	2,218,050
5.35%, 02/28/33	2,500	2,561,259
Aon Global Ltd.
3.88%, 12/15/25	3,411	3,382,292
4.60%, 06/14/44	3,092	2,764,140
4.75%, 05/15/45	2,529	2,300,595
Aon North America Inc.
5.13%, 03/01/27	3,155	3,190,543
5.15%, 03/01/29	4,395	4,468,430
5.30%, 03/01/31	3,435	3,530,713
5.45%, 03/01/34	7,393	7,600,046
5.75%, 03/01/54	4,700	4,878,372
Arch Capital Finance LLC
4.01%, 12/15/26	2,997	2,955,942
5.03%, 12/15/46	1,774	1,665,593
Arch Capital Group Ltd.
3.64%, 06/30/50(b)	4,902	3,702,663
7.35%, 05/01/34	1,740	2,013,005
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	3,255	3,109,380
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,220	1,891,137
3.05%, 03/09/52	3,615	2,363,671
3.50%, 05/20/51	5,757	4,182,801
5.45%, 07/15/34	1,988	2,041,771
5.50%, 03/02/33	1,710	1,765,600
5.75%, 03/02/53	1,838	1,883,268
5.75%, 07/15/54	990	1,020,378
6.50%, 02/15/34	1,965	2,154,116
6.75%, 02/15/54	1,915	2,228,606
Assurant Inc.
2.65%, 01/15/32	1,675	1,432,244
3.70%, 02/22/30	2,317	2,179,376
4.90%, 03/27/28	2,515	2,517,159
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(b)	2,961	2,663,294
3.60%, 09/15/51	1,280	930,151
6.13%, 09/15/28	1,090	1,142,460
Athene Holding Ltd.
3.45%, 05/15/52(b)	3,500	2,374,144
3.50%, 01/15/31	2,580	2,370,918
3.95%, 05/25/51	3,085	2,356,592
4.13%, 01/12/28	5,200	5,101,980
5.88%, 01/15/34(b)	2,513	2,606,426
6.15%, 04/03/30(b)	1,887	1,987,263
6.25%, 04/01/54	2,520	2,657,533
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	250	250,964
Security	Par (000)	Value
Insurance (continued)
6.65%, 02/01/33	$2,225	$2,423,642
AXA SA, 8.60%, 12/15/30	325	389,018
Axis Specialty Finance LLC
3.90%, 07/15/29	2,029	1,948,671
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	1,711	1,630,332
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,189	2,137,380
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,431	3,740,628
1.85%, 03/12/30	2,788	2,452,733
2.30%, 03/15/27	5,820	5,579,358
2.50%, 01/15/51	5,505	3,449,987
2.85%, 10/15/50	7,104	4,769,103
2.88%, 03/15/32	4,824	4,330,385
3.85%, 03/15/52	6,520	5,249,736
4.20%, 08/15/48	9,367	8,207,907
4.25%, 01/15/49	7,724	6,850,963
4.30%, 05/15/43	3,917	3,549,441
4.40%, 05/15/42	4,823	4,543,812
5.75%, 01/15/40	4,553	4,992,131
Berkshire Hathaway Inc.
3.13%, 03/15/26	14,376	14,145,311
4.50%, 02/11/43(b)	5,370	5,152,164
Brighthouse Financial Inc.
3.70%, 06/22/27	145	141,319
3.85%, 12/22/51	1,290	884,574
4.70%, 06/22/47(b)	3,577	2,929,570
5.63%, 05/15/30(b)	2,794	2,893,795
Brown & Brown Inc.
2.38%, 03/15/31	4,283	3,674,503
4.20%, 03/17/32	1,610	1,514,427
4.50%, 03/15/29	2,435	2,405,278
4.95%, 03/17/52	3,875	3,493,219
5.65%, 06/11/34	2,090	2,153,388
Chubb Corp. (The)
6.00%, 05/11/37	4,714	5,136,452
Series 1, 6.50%, 05/15/38	1,190	1,354,829
Chubb INA Holdings LLC
1.38%, 09/15/30	2,030	1,711,241
2.85%, 12/15/51	3,040	2,055,224
3.05%, 12/15/61	2,978	1,934,819
3.35%, 05/03/26	5,257	5,175,623
4.15%, 03/13/43	3,910	3,423,182
4.35%, 11/03/45	6,395	5,706,383
4.65%, 08/15/29	4,145	4,167,405
5.00%, 03/15/34	5,180	5,241,056
6.70%, 05/15/36	485	555,136
Cincinnati Financial Corp.
6.13%, 11/01/34	2,399	2,575,998
6.92%, 05/15/28	1,389	1,491,211
CNA Financial Corp.
2.05%, 08/15/30	1,150	994,239
3.45%, 08/15/27	2,512	2,437,759
3.90%, 05/01/29	3,486	3,377,576
4.50%, 03/01/26	3,454	3,443,704
5.13%, 02/15/34	895	899,067
5.50%, 06/15/33	1,135	1,166,591
CNO Financial Group Inc.
5.25%, 05/30/29	2,705	2,715,408
6.45%, 06/15/34	2,150	2,267,347
Corebridge Financial Inc.
3.65%, 04/05/27	5,971	5,827,276

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.85%, 04/05/29	$3,288	$3,168,734
3.90%, 04/05/32	5,070	4,710,345
4.35%, 04/05/42	2,640	2,285,389
4.40%, 04/05/52	4,100	3,452,714
5.75%, 01/15/34	3,060	3,179,134
6.05%, 09/15/33	3,540	3,748,811
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	1,765	1,802,933
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)(b)	1,135	1,078,223
Enstar Group Ltd.
3.10%, 09/01/31	2,686	2,308,787
4.95%, 06/01/29(b)	3,041	3,024,162
Equitable Holdings Inc.
4.35%, 04/20/28	7,338	7,248,094
5.00%, 04/20/48	4,414	4,131,478
5.59%, 01/11/33	2,755	2,842,870
Essent Group Ltd., 6.25%, 07/01/29	1,345	1,387,246
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	4,863	3,214,062
3.50%, 10/15/50	4,999	3,592,580
4.87%, 06/01/44	2,101	1,903,978
F&G Annuities & Life Inc.
6.25%, 10/04/34	1,075	1,074,453
6.50%, 06/04/29	1,690	1,741,051
7.40%, 01/13/28	2,946	3,096,295
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,911,225
4.63%, 04/29/30	2,687	2,658,796
4.85%, 04/17/28	3,049	3,047,301
5.63%, 08/16/32	2,430	2,501,321
6.00%, 12/07/33	3,145	3,286,830
6.10%, 03/15/55(c)	2,205	2,297,850
6.35%, 03/22/54	1,300	1,384,602
Fidelity National Financial Inc.
2.45%, 03/15/31	3,004	2,584,030
3.20%, 09/17/51	3,205	2,093,886
3.40%, 06/15/30	3,390	3,118,052
4.50%, 08/15/28	2,802	2,776,031
First American Financial Corp.
2.40%, 08/15/31	2,537	2,110,264
4.00%, 05/15/30	1,825	1,719,804
5.45%, 09/30/34	1,580	1,565,124
Globe Life Inc.
2.15%, 08/15/30	3,132	2,680,116
4.55%, 09/15/28(b)	3,500	3,475,387
4.80%, 06/15/32	1,190	1,169,637
5.85%, 09/15/34(b)	1,550	1,597,498
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	2,145	1,869,598
4.50%, 04/15/26	2,807	2,788,773
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,580	3,290,659
2.90%, 09/15/51	3,080	2,047,851
3.60%, 08/19/49	3,786	2,904,842
4.30%, 04/15/43	1,786	1,571,617
4.40%, 03/15/48	2,423	2,114,902
5.95%, 10/15/36	1,855	1,977,495
6.10%, 10/01/41	1,974	2,103,349
Horace Mann Educators Corp., 7.25%, 09/15/28	180	193,648
Security	Par (000)	Value
Insurance (continued)
Jackson Financial Inc.
3.13%, 11/23/31	$3,055	$2,655,228
4.00%, 11/23/51	2,280	1,679,324
5.17%, 06/08/27(b)	3,120	3,143,790
5.67%, 06/08/32	1,320	1,355,419
Kemper Corp.
2.40%, 09/30/30	2,545	2,171,508
3.80%, 02/23/32	1,700	1,533,169
Lincoln National Corp.
3.05%, 01/15/30(b)	2,036	1,865,431
3.40%, 01/15/31(b)	2,314	2,114,411
3.40%, 03/01/32	384	344,296
3.63%, 12/12/26(b)	1,763	1,724,297
3.80%, 03/01/28	2,249	2,186,195
4.35%, 03/01/48	1,838	1,498,685
4.38%, 06/15/50(b)	1,287	1,047,379
5.85%, 03/15/34	1,175	1,222,537
6.30%, 10/09/37(b)	1,160	1,251,412
7.00%, 06/15/40	1,963	2,222,465
Loews Corp.
3.20%, 05/15/30	3,070	2,852,567
3.75%, 04/01/26	4,287	4,239,910
4.13%, 05/15/43	3,987	3,481,448
6.00%, 02/01/35	616	670,942
Manulife Financial Corp.
2.48%, 05/19/27	3,270	3,115,271
3.70%, 03/16/32	3,340	3,112,969
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	4,153	4,057,884
4.15%, 03/04/26	5,891	5,862,755
5.38%, 03/04/46	2,758	2,800,431
Markel Group Inc.
3.35%, 09/17/29(b)	1,985	1,872,689
3.45%, 05/07/52	3,420	2,399,382
3.50%, 11/01/27	2,757	2,669,454
4.15%, 09/17/50	3,626	2,891,896
4.30%, 11/01/47	1,751	1,430,558
5.00%, 04/05/46	2,450	2,236,961
5.00%, 05/20/49	1,975	1,803,142
6.00%, 05/16/54	1,920	2,004,506
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,090	3,587,578
2.38%, 12/15/31	535	459,072
2.90%, 12/15/51(b)	2,525	1,665,845
3.75%, 03/14/26	5,064	5,018,919
4.20%, 03/01/48	3,605	3,071,242
4.35%, 01/30/47	2,762	2,421,402
4.38%, 03/15/29	7,867	7,817,991
4.55%, 11/08/27	3,620	3,633,557
4.65%, 03/15/30	7,325	7,340,664
4.75%, 03/15/39	3,218	3,096,449
4.85%, 11/15/31	7,325	7,351,751
4.90%, 03/15/49	6,901	6,505,553
5.00%, 03/15/35	11,970	12,038,633
5.15%, 03/15/34(b)	1,691	1,734,530
5.35%, 11/15/44	2,405	2,443,065
5.40%, 09/15/33	2,395	2,498,817
5.40%, 03/15/55	8,565	8,696,183
5.45%, 03/15/53	1,445	1,470,977
5.45%, 03/15/54	1,425	1,454,513
5.70%, 09/15/53	4,485	4,748,898

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.75%, 11/01/32	$1,745	$1,849,064
5.88%, 08/01/33	2,235	2,408,877
6.25%, 11/01/52	1,625	1,839,904
Mercury General Corp., 4.40%, 03/15/27	2,625	2,584,236
MetLife Inc.
4.05%, 03/01/45	4,906	4,147,350
4.13%, 08/13/42	3,573	3,107,965
4.55%, 03/23/30	5,802	5,808,541
4.60%, 05/13/46	3,439	3,150,964
4.72%, 12/15/44	2,986	2,764,871
4.88%, 11/13/43	3,860	3,673,730
5.00%, 07/15/52	4,120	3,944,007
5.25%, 01/15/54	4,330	4,300,648
5.30%, 12/15/34	3,270	3,359,575
5.38%, 07/15/33(b)	3,075	3,197,266
5.70%, 06/15/35	6,333	6,713,856
5.88%, 02/06/41	3,847	4,077,220
6.38%, 06/15/34	2,886	3,192,018
6.40%, 12/15/66	4,917	5,120,987
6.50%, 12/15/32	2,265	2,532,925
10.75%, 08/01/69	2,412	3,295,931
MGIC Investment Corp., 5.25%, 08/15/28	340	336,724
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	247,481
Nationwide Financial Services Inc., 6.75%, 05/15/87	714	731,704
NMI Holdings Inc., 6.00%, 08/15/29	1,040	1,059,041
Old Republic International Corp.
3.85%, 06/11/51	2,744	2,041,378
3.88%, 08/26/26	3,581	3,524,715
5.75%, 03/28/34	2,025	2,080,191
PartnerRe Finance B LLC
3.70%, 07/02/29	3,496	3,335,316
4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	467	433,347
Primerica Inc., 2.80%, 11/19/31	2,193	1,904,824
Principal Financial Group Inc.
2.13%, 06/15/30	3,469	3,036,766
3.10%, 11/15/26	2,795	2,713,959
3.70%, 05/15/29(b)	2,400	2,308,481
4.30%, 11/15/46(b)	2,019	1,747,340
4.35%, 05/15/43	1,898	1,678,454
4.63%, 09/15/42	1,556	1,429,360
5.38%, 03/15/33	3,125	3,212,072
5.50%, 03/15/53	1,705	1,712,471
6.05%, 10/15/36	2,190	2,369,248
Progressive Corp. (The)
2.45%, 01/15/27	3,701	3,556,100
2.50%, 03/15/27	3,395	3,254,531
3.00%, 03/15/32	1,599	1,436,436
3.20%, 03/26/30	3,456	3,225,494
3.70%, 01/26/45	1,527	1,235,954
3.70%, 03/15/52	1,740	1,357,757
3.95%, 03/26/50	2,174	1,779,605
4.00%, 03/01/29	2,752	2,705,026
4.13%, 04/15/47	5,698	4,847,152
4.20%, 03/15/48	2,645	2,285,327
4.35%, 04/25/44	1,288	1,152,458
4.95%, 06/15/33	1,860	1,886,091
6.25%, 12/01/32	1,956	2,166,788
6.63%, 03/01/29	1,466	1,586,093
Security	Par (000)	Value
Insurance (continued)
Prudential Financial Inc.
1.50%, 03/10/26	$3,136	$3,019,611
2.10%, 03/10/30(b)	3,915	3,487,916
3.00%, 03/10/40	2,707	2,073,612
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	1,175	1,064,035
3.70%, 03/13/51	6,819	5,205,344
3.88%, 03/27/28	2,962	2,907,616
3.91%, 12/07/47	4,411	3,544,164
3.94%, 12/07/49	4,846	3,887,875
4.35%, 02/25/50	4,257	3,662,147
4.42%, 03/27/48	2,368	2,060,998
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(b)	3,280	3,176,304
4.60%, 05/15/44	3,786	3,461,058
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	2,170	2,085,234
5.70%, 12/14/36	4,549	4,824,700
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(a)	3,988	3,976,389
5.75%, 07/15/33(b)	2,087	2,248,886
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	1,206	1,218,542
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	4,330	4,480,377
6.63%, 12/01/37	2,166	2,457,116
6.63%, 06/21/40	1,985	2,285,438
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	1,325	1,393,441
Prudential Funding Asia PLC
3.13%, 04/14/30(b)	3,626	3,336,141
3.63%, 03/24/32	2,160	1,998,245
Reinsurance Group of America Inc.
3.15%, 06/15/30	2,701	2,474,887
3.90%, 05/15/29	3,543	3,417,207
3.95%, 09/15/26	2,972	2,932,523
5.75%, 09/15/34	2,080	2,143,400
6.00%, 09/15/33(b)	1,506	1,592,894
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,823	2,736,485
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	2,605	2,481,518
5.75%, 06/05/33	3,800	3,905,882
Selective Insurance Group Inc., 5.38%, 03/01/49	440	425,060
SiriusPoint Ltd., 7.00%, 04/05/29	80	82,514
Stewart Information Services Corp., 3.60%, 11/15/31	2,475	2,154,008
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,283	2,904,587
Travelers Companies Inc. (The)
2.55%, 04/27/50	3,226	2,029,704
3.05%, 06/08/51	3,999	2,774,122
3.75%, 05/15/46	2,895	2,336,329
4.00%, 05/30/47	3,204	2,685,311
4.05%, 03/07/48	2,936	2,478,461
4.10%, 03/04/49	2,836	2,392,300
4.30%, 08/25/45	1,881	1,649,669
4.60%, 08/01/43	2,080	1,925,832
5.35%, 11/01/40	3,717	3,803,947
5.45%, 05/25/53	2,005	2,081,367
6.25%, 06/15/37	4,008	4,452,401
6.75%, 06/20/36	2,082	2,394,444
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,713	3,040,551
Trinity Acquisition PLC, 4.40%, 03/15/26	3,223	3,200,856

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Unum Group
4.00%, 06/15/29	$2,321	$2,258,101
4.13%, 06/15/51	2,340	1,837,612
4.50%, 12/15/49	965	807,321
5.75%, 08/15/42	2,600	2,652,723
6.00%, 06/15/54	845	884,197
W R Berkley Corp.
3.15%, 09/30/61(b)	875	552,704
3.55%, 03/30/52	1,223	892,893
4.00%, 05/12/50	2,606	2,094,039
4.75%, 08/01/44	2,628	2,414,671
Willis North America Inc.
2.95%, 09/15/29	3,914	3,607,250
3.88%, 09/15/49	3,450	2,690,807
4.50%, 09/15/28	3,503	3,476,662
4.65%, 06/15/27	4,558	4,548,879
5.05%, 09/15/48	2,535	2,357,307
5.35%, 05/15/33	1,855	1,886,875
5.90%, 03/05/54	3,090	3,204,621
XL Group Ltd., 5.25%, 12/15/43	2,210	2,119,266
		986,169,823
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(b)	4,200	3,604,896
2.70%, 02/09/41	3,415	2,429,139
3.15%, 02/09/51	7,880	5,390,145
3.25%, 02/09/61	4,273	2,800,575
3.40%, 12/06/27	12,144	11,713,206
4.00%, 12/06/37	4,885	4,326,276
4.20%, 12/06/47(b)	9,070	7,632,655
4.40%, 12/06/57	4,265	3,605,326
4.50%, 11/28/34(b)	3,592	3,419,560
5.25%, 05/26/35(c)	90	90,425
5.63%, 11/26/54(c)	110	112,620
Alphabet Inc.
0.80%, 08/15/27	6,265	5,735,880
1.10%, 08/15/30	11,659	9,818,640
1.90%, 08/15/40	6,258	4,280,160
2.00%, 08/15/26	11,026	10,611,760
2.05%, 08/15/50	10,988	6,528,394
2.25%, 08/15/60(b)	6,015	3,500,808
Amazon.com Inc.
1.00%, 05/12/26	12,140	11,584,369
1.20%, 06/03/27	2,758	2,559,524
1.50%, 06/03/30	9,345	7,994,223
1.65%, 05/12/28	11,600	10,621,485
2.10%, 05/12/31	11,445	9,907,389
2.50%, 06/03/50	9,511	6,027,197
2.70%, 06/03/60	8,580	5,244,145
2.88%, 05/12/41	10,159	7,787,682
3.10%, 05/12/51	13,030	9,286,724
3.15%, 08/22/27	15,718	15,256,091
3.25%, 05/12/61	7,427	5,151,311
3.30%, 04/13/27	7,035	6,879,105
3.45%, 04/13/29(b)	5,290	5,124,674
3.60%, 04/13/32	9,480	8,920,642
3.88%, 08/22/37	12,777	11,607,004
3.95%, 04/13/52	9,940	8,294,611
4.05%, 08/22/47	13,732	11,872,985
4.10%, 04/13/62(b)	5,178	4,305,293
4.25%, 08/22/57	9,341	8,109,438
Security	Par (000)	Value
Internet (continued)
4.55%, 12/01/27	$3,785	$3,811,629
4.60%, 12/01/25	6,505	6,521,673
4.65%, 12/01/29(b)	5,140	5,221,266
4.70%, 12/01/32	7,915	8,000,887
4.80%, 12/05/34(b)	5,817	5,910,192
4.95%, 12/05/44	5,498	5,520,282
5.20%, 12/03/25	4,065	4,089,702
Baidu Inc.
1.63%, 02/23/27	1,524	1,427,531
1.72%, 04/09/26	520	499,239
2.38%, 08/23/31(b)	760	655,125
3.43%, 04/07/30	1,425	1,334,489
3.63%, 07/06/27	1,964	1,915,546
4.38%, 03/29/28	2,260	2,238,724
4.88%, 11/14/28	1,965	1,977,635
Booking Holdings Inc.
3.55%, 03/15/28	3,539	3,443,842
3.60%, 06/01/26	5,596	5,523,570
4.63%, 04/13/30	8,214	8,238,332
eBay Inc.
1.40%, 05/10/26	5,155	4,921,983
2.60%, 05/10/31	4,055	3,558,323
2.70%, 03/11/30	4,475	4,046,777
3.60%, 06/05/27	5,095	4,986,448
3.65%, 05/10/51	4,534	3,394,364
4.00%, 07/15/42	2,846	2,351,793
5.95%, 11/22/27	1,925	1,997,301
6.30%, 11/22/32	2,090	2,266,852
Expedia Group Inc.
2.95%, 03/15/31(b)	2,823	2,528,605
3.25%, 02/15/30	5,664	5,277,544
3.80%, 02/15/28	3,624	3,522,719
4.63%, 08/01/27	1,951	1,949,340
5.00%, 02/15/26	4,382	4,389,553
JD.com Inc.
3.38%, 01/14/30(b)	2,265	2,119,294
3.88%, 04/29/26(b)	885	873,184
4.13%, 01/14/50(b)	1,900	1,585,154
Meta Platforms Inc.
3.50%, 08/15/27	15,910	15,578,201
3.85%, 08/15/32	15,060	14,321,258
4.30%, 08/15/29	4,535	4,522,507
4.45%, 08/15/52	12,205	10,908,932
4.55%, 08/15/31	5,035	5,037,388
4.60%, 05/15/28(b)	4,905	4,949,201
4.65%, 08/15/62	6,180	5,580,516
4.75%, 08/15/34	11,495	11,505,865
4.80%, 05/15/30	5,095	5,196,225
4.95%, 05/15/33	6,325	6,477,850
5.40%, 08/15/54	10,570	10,805,318
5.55%, 08/15/64	9,230	9,561,132
5.60%, 05/15/53	10,515	11,106,183
5.75%, 05/15/63	6,480	6,902,659
Netflix Inc.
4.38%, 11/15/26	2,740	2,737,451
4.88%, 04/15/28	4,185	4,229,363
4.90%, 08/15/34	310	312,448
5.40%, 08/15/54	1,560	1,599,532
5.88%, 11/15/28	3,090	3,233,241
6.38%, 05/15/29	2,320	2,487,436

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Tencent Music Entertainment Group, 2.00%, 09/03/30	$3,621	$3,092,029
Uber Technologies Inc.
4.30%, 01/15/30	230	225,496
4.80%, 09/15/34	6,140	6,024,370
5.35%, 09/15/54	620	606,334
VeriSign Inc.
2.70%, 06/15/31	4,215	3,651,054
4.75%, 07/15/27(b)	4,065	4,065,957
Weibo Corp., 3.38%, 07/08/30(b)	4,474	4,054,873
		517,006,074
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,727	2,673,926
4.55%, 03/11/26	2,825	2,807,088
6.00%, 06/17/34(b)	2,230	2,327,717
6.35%, 06/17/54	2,415	2,494,932
6.55%, 11/29/27	5,905	6,182,220
6.75%, 03/01/41	2,450	2,628,313
6.80%, 11/29/32(b)	4,145	4,540,989
7.00%, 10/15/39	3,035	3,356,480
Nucor Corp.
2.70%, 06/01/30	3,284	2,973,460
2.98%, 12/15/55	5,652	3,629,115
3.13%, 04/01/32	845	757,914
3.85%, 04/01/52	3,090	2,438,802
3.95%, 05/01/28	2,283	2,244,696
4.30%, 05/23/27	4,675	4,657,762
4.40%, 05/01/48	1,504	1,328,144
5.20%, 08/01/43	1,100	1,094,957
6.40%, 12/01/37	1,601	1,784,223
Reliance Inc., 2.15%, 08/15/30	695	599,926
Steel Dynamics Inc.
1.65%, 10/15/27	1,260	1,160,701
3.25%, 01/15/31	2,631	2,411,768
3.25%, 10/15/50	2,619	1,827,251
3.45%, 04/15/30	2,484	2,326,694
5.00%, 12/15/26	4,933	4,933,691
5.38%, 08/15/34	2,305	2,347,548
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,430,514
6.13%, 06/12/33	6,535	6,743,794
6.40%, 06/28/54	450	458,243
6.88%, 11/21/36	2,836	3,113,532
6.88%, 11/10/39	2,862	3,129,858
8.25%, 01/17/34(b)	1,640	1,976,261
Vale SA, 5.63%, 09/11/42	1,176	1,165,725
		84,546,244
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,164	1,809,724
4.40%, 09/15/32(b)	2,380	2,230,681
5.10%, 04/01/52	2,050	1,694,151
Brunswick Corp./DE, 5.85%, 03/18/29(b)	1,930	1,982,321
Harley-Davidson Inc., 4.63%, 07/28/45(b)	1,644	1,382,452
Polaris Inc., 6.95%, 03/15/29	840	893,596
		9,992,925
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29(b)	2,566	2,412,063
Security	Par (000)	Value
Lodging (continued)
3.70%, 01/15/31	$2,050	$1,877,453
5.85%, 08/01/34	2,415	2,466,254
Hyatt Hotels Corp.
4.38%, 09/15/28	2,935	2,885,180
4.85%, 03/15/26	3,693	3,693,283
5.25%, 06/30/29	1,840	1,861,893
5.38%, 12/15/31	1,950	1,973,025
5.50%, 06/30/34	1,605	1,622,971
5.75%, 01/30/27	2,795	2,848,576
5.75%, 04/23/30	2,302	2,382,094
Las Vegas Sands Corp.
3.50%, 08/18/26	860	837,343
3.90%, 08/08/29	3,380	3,169,528
5.90%, 06/01/27	1,210	1,230,027
6.00%, 08/15/29	2,430	2,489,293
6.20%, 08/15/34	2,210	2,273,412
Marriott International Inc./MD
4.88%, 05/15/29	1,215	1,223,563
4.90%, 04/15/29	1,230	1,240,425
5.00%, 10/15/27	3,710	3,752,676
5.30%, 05/15/34	2,625	2,664,375
5.35%, 03/15/35	750	757,254
5.45%, 09/15/26	705	715,242
5.55%, 10/15/28	2,635	2,719,603
Series AA, 4.65%, 12/01/28(b)	2,979	2,988,993
Series FF, 4.63%, 06/15/30	5,937	5,895,095
Series GG, 3.50%, 10/15/32	3,979	3,581,115
Series HH, 2.85%, 04/15/31	1,061	943,161
Series II, 2.75%, 10/15/33	4,205	3,529,219
Series R, 3.13%, 06/15/26	4,718	4,610,864
Series X, 4.00%, 04/15/28	2,034	1,995,980
Sands China Ltd.
2.30%, 03/08/27(b)	2,570	2,390,361
2.85%, 03/08/29	2,800	2,499,645
3.25%, 08/08/31	2,680	2,303,899
3.80%, 01/08/26	1,685	1,651,314
4.38%, 06/18/30	3,375	3,156,946
5.40%, 08/08/28	4,040	4,006,250
		86,648,375
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28	1,090	1,072,850
4.38%, 05/08/42	380	350,588
AGCO Corp.
5.45%, 03/21/27	2,875	2,912,019
5.80%, 03/21/34(b)	2,805	2,880,974
Caterpillar Financial Services Corp.
0.90%, 03/02/26	2,165	2,074,966
1.10%, 09/14/27	2,826	2,597,651
1.15%, 09/14/26(b)	3,270	3,093,023
1.70%, 01/08/27	4,200	3,977,227
2.40%, 08/09/26	2,624	2,538,821
3.60%, 08/12/27	3,835	3,768,867
4.35%, 05/15/26	5,425	5,422,992
4.38%, 08/16/29(b)	1,685	1,678,843
4.40%, 10/15/27	2,165	2,169,288
4.45%, 10/16/26	2,755	2,756,522
4.50%, 01/08/27	1,625	1,631,182
4.60%, 11/15/27	2,500	2,512,316
4.70%, 11/15/29	2,500	2,520,087
4.80%, 01/06/26	1,250	1,255,090

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.85%, 02/27/29(b)	$2,205	$2,238,571
5.00%, 05/14/27	2,480	2,515,420
5.05%, 02/27/26	3,120	3,145,033
Caterpillar Inc.
1.90%, 03/12/31	1,035	895,270
2.60%, 09/19/29(b)	3,326	3,065,210
2.60%, 04/09/30	4,920	4,487,089
3.25%, 09/19/49	4,794	3,531,241
3.25%, 04/09/50	5,647	4,140,208
3.80%, 08/15/42	7,513	6,357,642
4.30%, 05/15/44	2,337	2,101,234
4.75%, 05/15/64	2,233	2,067,262
5.20%, 05/27/41	3,636	3,699,067
5.30%, 09/15/35	1,555	1,627,542
6.05%, 08/15/36	2,398	2,669,982
CNH Industrial Capital LLC
1.45%, 07/15/26	2,170	2,060,380
1.88%, 01/15/26	2,060	1,994,081
4.50%, 10/08/27	1,040	1,032,722
4.55%, 04/10/28	3,145	3,125,424
5.10%, 04/20/29	2,515	2,547,577
5.50%, 01/12/29	2,060	2,114,936
CNH Industrial NV, 3.85%, 11/15/27	3,450	3,388,793
Deere & Co.
2.88%, 09/07/49	3,850	2,675,237
3.10%, 04/15/30	3,956	3,681,687
3.75%, 04/15/50	4,996	4,086,415
3.90%, 06/09/42	4,849	4,197,760
5.38%, 10/16/29	2,660	2,771,111
7.13%, 03/03/31	1,765	2,026,523
Dover Corp.
2.95%, 11/04/29	2,840	2,633,728
5.38%, 10/15/35	312	323,839
5.38%, 03/01/41	2,180	2,205,291
Flowserve Corp.
2.80%, 01/15/32	2,460	2,112,350
3.50%, 10/01/30	2,428	2,248,435
IDEX Corp.
2.63%, 06/15/31	2,470	2,153,776
3.00%, 05/01/30	2,469	2,249,323
Ingersoll Rand Inc.
5.18%, 06/15/29	2,010	2,044,939
5.20%, 06/15/27	2,340	2,373,252
5.31%, 06/15/31	660	675,236
5.40%, 08/14/28	725	742,461
5.45%, 06/15/34	3,085	3,164,275
5.70%, 08/14/33	4,220	4,405,959
5.70%, 06/15/54	1,910	1,983,962
John Deere Capital Corp.
0.70%, 01/15/26(b)	4,290	4,114,390
1.05%, 06/17/26	2,630	2,499,740
1.30%, 10/13/26	2,830	2,674,958
1.45%, 01/15/31	3,190	2,674,527
1.50%, 03/06/28	2,277	2,080,362
1.70%, 01/11/27	2,650	2,507,820
1.75%, 03/09/27	2,896	2,733,411
2.00%, 06/17/31	2,644	2,261,368
2.25%, 09/14/26	2,556	2,463,188
2.35%, 03/08/27	1,378	1,318,007
2.45%, 01/09/30	3,446	3,121,079
2.65%, 06/10/26	1,729	1,684,930
Security	Par (000)	Value
Machinery (continued)
2.80%, 09/08/27	$3,182	$3,055,008
2.80%, 07/18/29	3,331	3,104,390
3.05%, 01/06/28	1,210	1,168,851
3.35%, 04/18/29	3,120	2,994,219
3.45%, 03/07/29	3,434	3,300,435
3.90%, 06/07/32	1,350	1,283,917
4.15%, 09/15/27	4,105	4,082,128
4.20%, 07/15/27	1,960	1,953,558
4.35%, 09/15/32	2,860	2,804,985
4.40%, 09/08/31	3,855	3,799,427
4.50%, 01/08/27	2,230	2,240,699
4.50%, 01/16/29	2,910	2,918,727
4.70%, 06/10/30	2,810	2,837,803
4.75%, 06/08/26	3,955	3,978,357
4.75%, 01/20/28(b)	1,545	1,562,301
4.80%, 01/09/26	2,195	2,202,755
4.85%, 03/05/27	2,135	2,157,918
4.85%, 06/11/29	2,945	2,993,156
4.85%, 10/11/29	3,170	3,229,517
4.90%, 06/11/27	2,825	2,860,637
4.90%, 03/03/28	290	294,606
4.90%, 03/07/31	2,785	2,827,217
4.95%, 03/06/26	2,930	2,949,241
4.95%, 07/14/28	1,965	2,001,799
5.05%, 03/03/26	1,185	1,195,218
5.10%, 04/11/34	3,770	3,863,013
5.15%, 09/08/26	1,155	1,170,648
5.15%, 09/08/33	2,365	2,437,422
Series 1, 5.05%, 06/12/34	2,915	2,973,861
Nordson Corp.
4.50%, 12/15/29	1,920	1,894,625
5.60%, 09/15/28	1,350	1,394,375
5.80%, 09/15/33	1,345	1,420,211
nVent Finance SARL
2.75%, 11/15/31	1,783	1,530,422
4.55%, 04/15/28	3,424	3,404,741
5.65%, 05/15/33	1,625	1,664,677
Oshkosh Corp.
3.10%, 03/01/30	1,541	1,415,569
4.60%, 05/15/28	2,238	2,227,829
Otis Worldwide Corp.
2.29%, 04/05/27	2,068	1,967,239
2.57%, 02/15/30	7,936	7,132,748
3.11%, 02/15/40	4,338	3,403,560
3.36%, 02/15/50	4,036	2,970,584
5.13%, 11/19/31	380	386,072
5.25%, 08/16/28(b)	2,635	2,690,063
Rockwell Automation Inc.
1.75%, 08/15/31	1,925	1,608,641
2.80%, 08/15/61	2,093	1,259,464
3.50%, 03/01/29	2,788	2,669,830
4.20%, 03/01/49	4,093	3,559,974
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	4,643	4,528,634
4.70%, 09/15/28	6,965	6,951,595
5.61%, 03/11/34	935	966,839
Xylem Inc./New York
1.95%, 01/30/28	4,177	3,871,756
2.25%, 01/30/31	3,083	2,664,150
3.25%, 11/01/26(b)	3,323	3,239,170

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.38%, 11/01/46	$1,805	$1,554,548
		323,526,458
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26(b)	3,660	3,512,287
2.38%, 08/26/29	5,090	4,613,302
2.88%, 10/15/27	4,483	4,294,282
3.05%, 04/15/30	4,210	3,905,457
3.13%, 09/19/46	2,647	1,914,672
3.25%, 08/26/49	4,313	3,123,422
3.38%, 03/01/29	4,378	4,175,484
3.63%, 09/14/28	3,045	2,955,591
3.63%, 10/15/47	2,256	1,740,773
3.70%, 04/15/50	3,097	2,394,448
3.88%, 06/15/44	1,910	1,583,283
4.00%, 09/14/48	4,755	4,022,275
5.70%, 03/15/37(b)	2,502	2,654,317
Carlisle Companies Inc.
2.20%, 03/01/32	2,050	1,707,309
2.75%, 03/01/30	4,119	3,726,432
3.75%, 12/01/27	2,565	2,502,369
Eaton Corp.
3.10%, 09/15/27	3,272	3,165,352
3.92%, 09/15/47	3,129	2,573,568
4.00%, 11/02/32	4,779	4,571,538
4.15%, 03/15/33	3,875	3,733,597
4.15%, 11/02/42	4,939	4,370,812
4.35%, 05/18/28	1,345	1,345,600
4.70%, 08/23/52	2,395	2,235,569
Illinois Tool Works Inc.
2.65%, 11/15/26	6,469	6,274,287
3.90%, 09/01/42	4,887	4,179,548
4.88%, 09/15/41	2,845	2,767,440
Parker-Hannifin Corp.
3.25%, 03/01/27	5,486	5,336,667
3.25%, 06/14/29	4,308	4,080,763
4.00%, 06/14/49	4,141	3,447,007
4.10%, 03/01/47	2,626	2,216,762
4.20%, 11/21/34	2,110	2,013,362
4.25%, 09/15/27	3,970	3,947,144
4.45%, 11/21/44	2,942	2,638,018
4.50%, 09/15/29	4,278	4,273,922
6.25%, 05/15/38	1,446	1,589,122
Pentair Finance SARL
4.50%, 07/01/29	2,773	2,721,212
5.90%, 07/15/32	1,230	1,302,237
Teledyne Technologies Inc.
1.60%, 04/01/26	1,645	1,578,885
2.25%, 04/01/28	1,225	1,133,302
2.75%, 04/01/31	2,645	2,341,955
Textron Inc.
2.45%, 03/15/31	2,628	2,272,359
3.00%, 06/01/30	3,020	2,744,464
3.38%, 03/01/28	1,833	1,756,149
3.65%, 03/15/27	3,920	3,823,776
3.90%, 09/17/29	2,214	2,128,095
4.00%, 03/15/26	4,699	4,652,845
6.10%, 11/15/33	1,420	1,510,470
		141,551,530
Security	Par (000)	Value
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	$5,971	$5,306,952
2.30%, 02/01/32	4,960	4,008,529
2.80%, 04/01/31	7,034	6,033,547
3.50%, 06/01/41	6,372	4,581,000
3.50%, 03/01/42	5,845	4,152,687
3.70%, 04/01/51	8,709	5,760,893
3.75%, 02/15/28	5,559	5,339,339
3.85%, 04/01/61	8,605	5,509,085
3.90%, 06/01/52	10,270	6,978,012
3.95%, 06/30/62	6,716	4,337,826
4.20%, 03/15/28	6,408	6,229,317
4.40%, 04/01/33	4,350	3,982,159
4.40%, 12/01/61	6,783	4,777,035
4.80%, 03/01/50	11,781	9,307,659
5.05%, 03/30/29	6,098	6,043,949
5.13%, 07/01/49	4,565	3,747,811
5.25%, 04/01/53(b)	6,445	5,473,639
5.38%, 04/01/38	3,613	3,333,206
5.38%, 05/01/47	10,273	8,787,977
5.50%, 04/01/63	4,880	4,083,324
5.75%, 04/01/48	10,376	9,263,416
6.10%, 06/01/29(b)	5,150	5,302,373
6.15%, 11/10/26	5,880	6,003,754
6.38%, 10/23/35	8,040	8,272,332
6.48%, 10/23/45	14,284	14,070,780
6.55%, 06/01/34	6,560	6,882,528
6.65%, 02/01/34	4,155	4,381,746
6.83%, 10/23/55	2,813	2,859,952
Comcast Corp.
1.50%, 02/15/31	6,560	5,433,713
1.95%, 01/15/31	7,351	6,256,474
2.35%, 01/15/27	6,076	5,814,912
2.45%, 08/15/52	6,055	3,542,391
2.65%, 02/01/30	7,928	7,191,111
2.65%, 08/15/62	5,604	3,168,390
2.80%, 01/15/51	6,714	4,284,660
2.89%, 11/01/51	18,315	11,858,544
2.94%, 11/01/56	22,371	14,068,588
2.99%, 11/01/63	16,848	10,248,688
3.15%, 03/01/26	11,369	11,190,419
3.15%, 02/15/28	9,095	8,727,848
3.20%, 07/15/36	4,670	3,898,935
3.25%, 11/01/39	4,492	3,552,296
3.30%, 02/01/27	6,101	5,954,177
3.30%, 04/01/27	3,609	3,518,671
3.40%, 04/01/30	7,050	6,628,839
3.40%, 07/15/46	3,932	2,934,754
3.45%, 02/01/50	8,240	6,013,190
3.55%, 05/01/28	4,771	4,624,481
3.75%, 04/01/40	6,554	5,505,274
3.90%, 03/01/38	5,479	4,777,274
3.97%, 11/01/47	5,982	4,815,764
4.00%, 08/15/47	4,007	3,266,244
4.00%, 03/01/48	5,451	4,420,068
4.00%, 11/01/49	8,508	6,852,103
4.05%, 11/01/52	4,399	3,532,538
4.15%, 10/15/28	11,794	11,633,537
4.20%, 08/15/34	5,655	5,327,112

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.25%, 10/15/30	$6,224	$6,088,828
4.25%, 01/15/33	8,626	8,253,454
4.40%, 08/15/35	5,414	5,141,603
4.55%, 01/15/29	5,420	5,431,322
4.60%, 10/15/38	5,190	4,888,603
4.60%, 08/15/45	4,336	3,902,660
4.65%, 02/15/33	6,425	6,350,672
4.65%, 07/15/42	3,832	3,536,184
4.70%, 10/15/48	8,203	7,492,788
4.75%, 03/01/44	1,464	1,354,193
4.80%, 05/15/33	4,955	4,932,403
4.95%, 10/15/58	4,524	4,183,710
5.10%, 06/01/29	5,870	5,996,652
5.30%, 06/01/34(b)	4,490	4,610,325
5.35%, 11/15/27	4,539	4,649,453
5.35%, 05/15/53	5,630	5,550,683
5.50%, 11/15/32	5,200	5,438,456
5.50%, 05/15/64	5,950	5,938,694
5.65%, 06/15/35	3,416	3,584,429
5.65%, 06/01/54	4,180	4,304,323
6.45%, 03/15/37	1,245	1,383,111
6.50%, 11/15/35	3,077	3,449,007
6.55%, 07/01/39	985	1,105,753
6.95%, 08/15/37	2,290	2,648,584
7.05%, 03/15/33	4,482	5,123,862
Discovery Communications LLC
3.63%, 05/15/30	5,027	4,560,110
3.95%, 03/20/28	7,955	7,615,509
4.00%, 09/15/55(b)	2,410	1,650,891
4.13%, 05/15/29	3,618	3,425,087
4.65%, 05/15/50(b)	1,785	1,343,883
4.90%, 03/11/26	4,447	4,429,913
5.00%, 09/20/37	3,940	3,462,127
5.20%, 09/20/47	7,400	6,106,577
6.35%, 06/01/40	2,001	1,941,018
FactSet Research Systems Inc.
2.90%, 03/01/27	1,850	1,776,786
3.45%, 03/01/32	2,175	1,952,324
Fox Corp.
3.50%, 04/08/30(b)	4,573	4,302,271
4.71%, 01/25/29	9,427	9,432,411
5.48%, 01/25/39	5,646	5,553,588
5.58%, 01/25/49	6,698	6,517,677
6.50%, 10/13/33	3,310	3,560,206
Grupo Televisa SAB
5.00%, 05/13/45(b)	1,405	1,094,930
5.25%, 05/24/49	535	427,090
6.13%, 01/31/46	3,674	3,289,946
6.63%, 01/15/40	2,846	2,731,922
8.50%, 03/11/32	2,190	2,459,005
NBCUniversal Media LLC
4.45%, 01/15/43	4,473	4,016,133
5.95%, 04/01/41	3,236	3,415,356
6.40%, 04/30/40	1,622	1,803,689
Paramount Global
2.90%, 01/15/27	1,189	1,139,861
3.38%, 02/15/28	2,494	2,354,126
3.70%, 06/01/28(b)	2,365	2,245,712
4.20%, 06/01/29	2,010	1,916,137
4.20%, 05/19/32	4,275	3,842,791
4.38%, 03/15/43	3,966	3,050,666
Security	Par (000)	Value
Media (continued)
4.60%, 01/15/45	$2,607	$2,033,304
4.85%, 07/01/42	2,237	1,849,531
4.90%, 08/15/44(b)	2,396	1,907,244
4.95%, 01/15/31	5,125	4,882,973
4.95%, 05/19/50	3,898	3,121,432
5.25%, 04/01/44	1,495	1,236,350
5.50%, 05/15/33	1,772	1,704,855
5.85%, 09/01/43	3,424	3,115,986
5.90%, 10/15/40	1,962	1,788,580
6.88%, 04/30/36	3,636	3,782,918
7.88%, 07/30/30	3,421	3,768,122
TCI Communications Inc.
7.13%, 02/15/28	3,507	3,774,099
7.88%, 02/15/26	5,423	5,626,208
Thomson Reuters Corp.
3.35%, 05/15/26	4,448	4,366,873
5.50%, 08/15/35	2,852	2,933,494
5.65%, 11/23/43	1,746	1,762,499
5.85%, 04/15/40	2,689	2,826,667
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,183	5,961,871
Time Warner Cable LLC
4.50%, 09/15/42	5,271	4,119,330
5.50%, 09/01/41	5,189	4,566,575
5.88%, 11/15/40	5,383	4,981,873
6.55%, 05/01/37	6,637	6,597,264
6.75%, 06/15/39	6,451	6,543,284
7.30%, 07/01/38	6,171	6,511,009
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,279	6,016,402
2.95%, 06/15/27	4,444	4,288,765
3.00%, 02/13/26	6,395	6,281,420
3.00%, 07/30/46	2,479	1,761,679
3.70%, 12/01/42	2,206	1,818,391
4.13%, 06/01/44	4,067	3,516,959
4.38%, 08/16/41	1,795	1,621,705
Series B, 7.00%, 03/01/32	3,862	4,413,451
Series E, 4.13%, 12/01/41	2,493	2,183,946
Walt Disney Co. (The)
1.75%, 01/13/26	7,462	7,241,053
2.00%, 09/01/29	9,862	8,831,655
2.20%, 01/13/28	5,122	4,804,185
2.65%, 01/13/31	9,613	8,626,229
2.75%, 09/01/49	8,997	5,954,843
3.38%, 11/15/26	3,129	3,068,977
3.50%, 05/13/40	7,102	5,914,129
3.60%, 01/13/51	11,307	8,786,882
3.70%, 03/23/27	4,247	4,192,876
3.80%, 03/22/30	5,589	5,417,194
3.80%, 05/13/60	5,407	4,172,125
4.63%, 03/23/40	2,761	2,649,322
4.70%, 03/23/50	7,305	6,824,090
4.75%, 09/15/44	2,874	2,719,575
4.75%, 11/15/46	2,063	1,923,944
4.95%, 10/15/45	1,806	1,735,995
5.40%, 10/01/43	3,142	3,214,371
6.15%, 03/01/37(b)	1,560	1,718,939
6.15%, 02/15/41	2,237	2,456,052
6.20%, 12/15/34	4,690	5,238,316
6.40%, 12/15/35	3,994	4,507,254
6.55%, 03/15/33	3,419	3,833,467

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.65%, 11/15/37	$5,512	$6,338,433
7.75%, 12/01/45	1,605	2,125,567
		794,569,848
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	3,240	2,731,199
4.38%, 06/15/45	2,068	1,849,991
Timken Co. (The)
4.13%, 04/01/32	1,865	1,762,065
4.50%, 12/15/28	2,680	2,635,964
Valmont Industries Inc.
5.00%, 10/01/44	2,274	2,138,040
5.25%, 10/01/54	1,524	1,428,857
		12,546,116
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	3,620	3,332,369
3.75%, 10/01/30	2,203	1,994,080
Barrick Gold Corp.
5.25%, 04/01/42	225	222,548
6.45%, 10/15/35	1,403	1,550,383
Barrick North America Finance LLC
5.70%, 05/30/41	4,333	4,458,907
5.75%, 05/01/43	3,572	3,705,318
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,753	3,954,742
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	3,791	3,338,223
4.75%, 02/28/28	4,040	4,067,237
4.88%, 02/27/26(b)	4,765	4,786,038
4.90%, 02/28/33	1,935	1,943,065
5.00%, 09/30/43	10,738	10,481,176
5.10%, 09/08/28	5,863	5,976,788
5.25%, 09/08/26(b)	6,000	6,071,605
5.25%, 09/08/30	4,570	4,705,565
5.25%, 09/08/33	5,840	5,994,753
5.50%, 09/08/53(b)	2,390	2,464,160
6.42%, 03/01/26	3,910	3,996,895
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,462	3,383,125
4.25%, 03/01/30	2,381	2,315,170
4.38%, 08/01/28	2,816	2,764,734
4.63%, 08/01/30	3,546	3,481,275
5.00%, 09/01/27	3,773	3,779,959
5.25%, 09/01/29	3,245	3,268,193
5.40%, 11/14/34	3,446	3,500,247
5.45%, 03/15/43	7,675	7,454,010
Kinross Gold Corp.
4.50%, 07/15/27	3,385	3,367,683
6.25%, 07/15/33	790	841,276
Newmont Corp.
2.25%, 10/01/30	4,923	4,310,911
2.60%, 07/15/32	4,975	4,298,185
2.80%, 10/01/29	3,587	3,307,011
4.88%, 03/15/42	4,658	4,423,087
5.45%, 06/09/44	2,847	2,857,846
5.88%, 04/01/35	3,075	3,255,604
6.25%, 10/01/39	2,991	3,260,475
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	690	642,123
Security	Par (000)	Value
Mining (continued)
4.20%, 05/13/50	$640	$543,119
5.30%, 03/15/26	5,135	5,167,904
5.35%, 03/15/34	4,234	4,322,932
5.75%, 11/15/41	630	651,054
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,083	2,227,236
6.13%, 12/15/33	4,008	4,363,246
7.25%, 03/15/31	2,743	3,093,614
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	5,749	3,741,448
5.20%, 11/02/40	4,504	4,530,402
7.13%, 07/15/28	3,816	4,135,833
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,154	2,755,229
4.75%, 03/22/42	3,655	3,479,971
5.00%, 03/09/33	2,395	2,450,393
5.13%, 03/09/53	3,733	3,656,177
Southern Copper Corp.
5.25%, 11/08/42	6,967	6,469,768
5.88%, 04/23/45	3,868	3,855,653
6.75%, 04/16/40	6,271	6,853,026
7.50%, 07/27/35	4,773	5,504,522
Yamana Gold Inc., 2.63%, 08/15/31	1,565	1,345,766
		202,702,059
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	3,060	3,054,674
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,970	1,970,256
International Bank for Reconstruction & Development
1.36%, 01/21/31	60	49,926
1.55%, 03/19/30	580	496,434
5.06%, 02/28/39	75	73,486
		5,644,776
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	6,689	6,394,112
3.25%, 02/15/29	5,274	4,898,243
3.28%, 12/01/28(b)	3,750	3,510,558
3.57%, 12/01/31	5,125	4,610,712
4.25%, 04/01/28	7,032	6,863,675
5.10%, 03/01/30	440	439,127
5.55%, 08/22/34	540	541,421
		27,257,848
Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30(b)	2,585	2,461,118
4.38%, 10/15/28	935	909,017
4.75%, 04/15/43	2,210	1,824,236
5.10%, 09/01/40	5,575	4,932,907
5.25%, 02/01/42	2,280	2,023,152
5.35%, 07/01/49	2,080	1,781,138
6.00%, 01/15/37	3,135	3,191,268
BP Capital Markets America Inc.
1.75%, 08/10/30(b)	4,766	4,084,788
2.72%, 01/12/32	8,895	7,777,800
2.77%, 11/10/50	7,145	4,570,805
2.94%, 06/04/51	10,415	6,866,726
3.00%, 02/24/50	8,750	5,899,543
3.00%, 03/17/52	5,820	3,873,251

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.02%, 01/16/27(b)	$4,666	$4,531,898
3.06%, 06/17/41	6,240	4,700,084
3.12%, 05/04/26	5,849	5,740,911
3.38%, 02/08/61	8,383	5,687,307
3.41%, 02/11/26	6,281	6,201,475
3.54%, 04/06/27(b)	2,924	2,866,898
3.59%, 04/14/27	4,478	4,393,197
3.63%, 04/06/30	5,787	5,519,087
3.94%, 09/21/28	5,703	5,586,296
4.23%, 11/06/28	6,895	6,823,345
4.70%, 04/10/29	5,375	5,399,517
4.81%, 02/13/33	5,415	5,368,229
4.87%, 11/25/29	3,125	3,155,186
4.89%, 09/11/33	4,535	4,503,054
4.97%, 10/17/29	3,715	3,770,416
4.99%, 04/10/34	4,515	4,519,620
5.02%, 11/17/27	5,200	5,276,983
5.23%, 11/17/34	5,650	5,738,059
BP Capital Markets PLC
3.28%, 09/19/27	6,880	6,677,685
3.72%, 11/28/28	5,212	5,054,576
Burlington Resources LLC
5.95%, 10/15/36	500	536,522
7.20%, 08/15/31	950	1,077,428
7.40%, 12/01/31	495	571,845
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,865	2,581,767
3.85%, 06/01/27	6,146	6,022,948
4.95%, 06/01/47	4,638	4,184,464
5.85%, 02/01/35	1,845	1,903,056
6.25%, 03/15/38	4,593	4,847,431
6.45%, 06/30/33	1,685	1,805,170
6.50%, 02/15/37	2,404	2,566,103
6.75%, 02/01/39	1,995	2,178,413
7.20%, 01/15/32	1,840	2,058,543
Cenovus Energy Inc.
2.65%, 01/15/32	1,446	1,231,672
3.75%, 02/15/52	5,545	4,076,291
4.25%, 04/15/27	2,125	2,101,068
5.25%, 06/15/37	1,630	1,578,894
5.40%, 06/15/47	2,624	2,470,751
6.75%, 11/15/39	1,730	1,922,046
Chevron Corp.
2.00%, 05/11/27	6,150	5,827,797
2.24%, 05/11/30	6,736	5,993,450
2.95%, 05/16/26	11,907	11,665,378
3.08%, 05/11/50	4,776	3,383,800
Chevron USA Inc.
1.02%, 08/12/27	4,414	4,050,492
2.34%, 08/12/50	4,453	2,682,313
3.25%, 10/15/29	2,971	2,821,607
3.85%, 01/15/28	3,471	3,437,778
5.25%, 11/15/43	1,540	1,566,653
6.00%, 03/01/41	1,685	1,856,218
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,168,318
3.30%, 09/30/49	1,315	1,022,967
4.25%, 05/09/43	3,599	3,337,273
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	457,864
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	$3,922	$3,915,060
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	3,000	3,599,335
Conoco Funding Co., 7.25%, 10/15/31	2,009	2,298,127
ConocoPhillips Co.
3.76%, 03/15/42	8,720	7,207,910
3.80%, 03/15/52	3,375	2,614,472
4.03%, 03/15/62	9,447	7,299,469
4.30%, 11/15/44	3,200	2,801,315
4.70%, 01/15/30	5,675	5,692,894
4.85%, 01/15/32	3,025	3,034,052
4.88%, 10/01/47(b)	550	507,486
5.00%, 01/15/35	6,050	6,076,742
5.05%, 09/15/33(b)	3,840	3,905,483
5.30%, 05/15/53	4,045	3,976,978
5.50%, 01/15/55	4,075	4,107,787
5.55%, 03/15/54	2,815	2,864,394
5.65%, 01/15/65	4,900	4,948,778
5.70%, 09/15/63	2,515	2,582,550
5.90%, 10/15/32	2,226	2,401,817
5.90%, 05/15/38	1,002	1,073,461
5.95%, 03/15/46	945	1,005,223
6.50%, 02/01/39	2,874	3,238,290
6.95%, 04/15/29	2,935	3,224,298
Continental Resources Inc./OK
4.38%, 01/15/28	5,250	5,132,366
4.90%, 06/01/44	3,795	3,185,141
Coterra Energy Inc.
3.90%, 05/15/27	4,428	4,337,778
4.38%, 03/15/29	3,005	2,928,878
5.60%, 03/15/34	2,195	2,232,152
Devon Energy Corp.
4.50%, 01/15/30	5,350	5,241,767
4.75%, 05/15/42	3,818	3,334,661
5.00%, 06/15/45	4,402	3,878,086
5.20%, 09/15/34	3,735	3,654,140
5.25%, 10/15/27	4,055	4,066,199
5.60%, 07/15/41	5,437	5,259,728
5.75%, 09/15/54	4,005	3,866,742
5.85%, 12/15/25	4,120	4,150,898
5.88%, 06/15/28	2,865	2,880,032
7.88%, 09/30/31	1,537	1,770,184
7.95%, 04/15/32	1,535	1,765,823
Diamondback Energy Inc.
3.13%, 03/24/31	4,022	3,622,932
3.25%, 12/01/26	5,081	4,948,168
3.50%, 12/01/29	3,643	3,425,574
4.25%, 03/15/52	3,964	3,179,604
4.40%, 03/24/51	3,255	2,681,197
5.15%, 01/30/30	4,770	4,832,644
5.20%, 04/18/27	5,950	6,030,435
5.40%, 04/18/34	5,670	5,738,373
5.75%, 04/18/54	4,380	4,370,056
5.90%, 04/18/64	3,485	3,478,082
6.25%, 03/15/33	4,415	4,702,998
6.25%, 03/15/53	3,095	3,283,196
Eni USA Inc., 7.30%, 11/15/27	1,150	1,228,599
EOG Resources Inc.
3.90%, 04/01/35	3,563	3,267,926
4.15%, 01/15/26	6,172	6,140,875

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.38%, 04/15/30	$3,999	$3,947,771
4.95%, 04/15/50	4,579	4,300,823
5.65%, 12/01/54	1,705	1,757,810
EQT Corp.
3.90%, 10/01/27	5,611	5,491,101
5.00%, 01/15/29	2,905	2,903,068
5.70%, 04/01/28	2,480	2,542,237
5.75%, 02/01/34(b)	2,730	2,799,323
7.00%, 02/01/30	2,985	3,226,488
Equinor ASA
1.75%, 01/22/26	901	873,823
2.38%, 05/22/30	4,772	4,290,100
3.00%, 04/06/27	921	894,537
3.13%, 04/06/30	5,646	5,276,217
3.25%, 11/18/49	3,909	2,848,486
3.63%, 09/10/28(b)	2,771	2,702,234
3.63%, 04/06/40	2,099	1,761,268
3.70%, 04/06/50	3,905	3,084,826
3.95%, 05/15/43	3,552	3,054,790
4.25%, 11/23/41	2,330	2,092,294
4.80%, 11/08/43	3,025	2,928,180
5.10%, 08/17/40	3,102	3,100,810
7.25%, 09/23/27	940	1,010,803
Expand Energy Corp.
4.75%, 02/01/32	720	685,687
5.38%, 02/01/29	90	89,569
5.38%, 03/15/30	460	456,890
5.70%, 01/15/35	1,085	1,100,860
Exxon Mobil Corp.
2.28%, 08/16/26	5,430	5,248,501
2.44%, 08/16/29	8,071	7,425,722
2.61%, 10/15/30	6,965	6,290,361
3.00%, 08/16/39(b)	7,325	5,791,458
3.04%, 03/01/26	11,421	11,225,268
3.10%, 08/16/49	8,921	6,323,507
3.29%, 03/19/27	4,080	4,004,722
3.45%, 04/15/51	8,593	6,434,024
3.48%, 03/19/30	5,444	5,190,322
3.57%, 03/06/45	3,957	3,152,431
4.11%, 03/01/46	11,951	10,212,129
4.23%, 03/19/40	7,021	6,396,921
4.33%, 03/19/50	10,520	9,179,701
Helmerich & Payne Inc.
2.90%, 09/29/31	2,015	1,722,725
4.65%, 12/01/27(b)(c)	710	703,888
4.85%, 12/01/29(b)(c)	100	97,930
5.50%, 12/01/34(b)(c)	360	349,186
Hess Corp.
4.30%, 04/01/27	7,027	6,978,603
5.60%, 02/15/41	5,933	6,070,226
5.80%, 04/01/47(b)	2,549	2,660,064
6.00%, 01/15/40	3,503	3,740,468
7.13%, 03/15/33	2,517	2,860,275
7.30%, 08/15/31	2,839	3,229,131
7.88%, 10/01/29	2,167	2,456,172
HF Sinclair Corp.
4.50%, 10/01/30	1,797	1,720,143
5.00%, 02/01/28	1,385	1,375,411
5.88%, 04/01/26	4,796	4,838,823
6.38%, 04/15/27	825	837,504
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/27	$6,823	$6,797,948
5.20%, 06/01/45	3,236	3,203,967
5.30%, 04/01/29	2,615	2,693,842
5.70%, 04/01/34	2,525	2,701,000
6.60%, 10/01/37	4,218	4,797,698
6.80%, 03/15/32	2,429	2,740,504
Marathon Petroleum Corp.
3.80%, 04/01/28	3,413	3,313,339
4.50%, 04/01/48	3,302	2,703,840
4.75%, 09/15/44	4,656	4,063,305
5.00%, 09/15/54	2,588	2,256,614
5.13%, 12/15/26	5,669	5,709,078
6.50%, 03/01/41	3,496	3,770,862
Occidental Petroleum Corp.
4.20%, 03/15/48	3,230	2,448,446
4.40%, 04/15/46	4,762	3,743,046
5.00%, 08/01/27	4,100	4,124,647
5.20%, 08/01/29	6,290	6,332,077
5.38%, 01/01/32	5,090	5,086,211
5.50%, 12/01/25	2,820	2,829,476
5.55%, 03/15/26	5,395	5,428,736
5.55%, 10/01/34(b)	3,785	3,776,548
6.05%, 10/01/54	4,347	4,336,400
6.13%, 01/01/31	4,950	5,139,878
6.20%, 03/15/40	1,695	1,739,363
6.38%, 09/01/28(b)	605	631,298
6.45%, 09/15/36	8,085	8,518,819
6.60%, 03/15/46	3,770	3,995,496
6.63%, 09/01/30	6,645	7,052,271
7.50%, 05/01/31	3,725	4,170,967
7.88%, 09/15/31	1,632	1,848,705
7.95%, 06/15/39	2,120	2,502,146
8.50%, 07/15/27	2,965	3,184,572
8.88%, 07/15/30	4,840	5,600,765
Ovintiv Inc.
5.38%, 01/01/26	3,629	3,640,478
5.65%, 05/15/28	2,535	2,588,279
6.25%, 07/15/33	2,120	2,226,931
6.50%, 08/15/34	2,779	2,959,456
6.50%, 02/01/38	2,305	2,433,081
6.63%, 08/15/37	2,300	2,452,772
7.10%, 07/15/53	2,625	2,975,319
7.20%, 11/01/31	2,015	2,208,851
7.38%, 11/01/31	2,185	2,426,625
8.13%, 09/15/30	1,680	1,911,040
Patterson-UTI Energy Inc.
3.95%, 02/01/28	610	586,378
5.15%, 11/15/29(b)	880	872,706
7.15%, 10/01/33(b)	1,335	1,434,281
Phillips 66
1.30%, 02/15/26	4,559	4,377,750
2.15%, 12/15/30	3,875	3,335,545
3.30%, 03/15/52	4,960	3,406,457
3.90%, 03/15/28	3,816	3,730,943
4.65%, 11/15/34	6,621	6,364,819
4.88%, 11/15/44	6,798	6,171,855
5.88%, 05/01/42	5,494	5,734,397
Phillips 66 Co.
3.15%, 12/15/29	2,991	2,774,973
3.55%, 10/01/26	3,180	3,120,547

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 03/01/28	$4,691	$4,579,427
4.68%, 02/15/45	2,920	2,574,443
4.90%, 10/01/46	3,467	3,125,268
4.95%, 12/01/27	4,230	4,277,632
4.95%, 03/15/35(b)	4,470	4,357,617
5.25%, 06/15/31	3,195	3,256,111
5.30%, 06/30/33	3,730	3,783,603
5.50%, 03/15/55	1,510	1,474,895
5.65%, 06/15/54	2,490	2,493,194
Pioneer Natural Resources Co.
1.13%, 01/15/26	790	760,984
1.90%, 08/15/30	5,755	4,966,225
2.15%, 01/15/31	1,110	960,957
5.10%, 03/29/26	2,625	2,644,287
Shell Finance U.S. Inc.
2.38%, 11/07/29	7,506	6,814,241
2.75%, 04/06/30	4,103	3,759,337
3.25%, 04/06/50	8,358	6,028,780
3.75%, 09/12/46	5,246	4,186,930
4.00%, 05/10/46	8,689	7,200,320
4.13%, 05/11/35	7,953	7,519,101
4.38%, 05/11/45	11,668	10,257,540
4.55%, 08/12/43	4,023	3,690,477
Shell International Finance BV
2.50%, 09/12/26(b)	7,576	7,339,312
2.75%, 04/06/30	290	268,861
2.88%, 05/10/26	10,032	9,812,201
2.88%, 11/26/41	2,830	2,097,703
3.00%, 11/26/51	5,585	3,770,880
3.13%, 11/07/49	6,138	4,298,686
3.25%, 04/06/50	210	150,386
3.63%, 08/21/42	2,813	2,300,380
3.88%, 11/13/28	5,885	5,785,215
4.13%, 05/11/35(b)	140	132,459
4.38%, 05/11/45(b)	160	140,554
5.50%, 03/25/40	4,773	4,962,638
6.38%, 12/15/38	10,406	11,751,712
Suncor Energy Inc.
3.75%, 03/04/51	4,418	3,283,103
4.00%, 11/15/47	4,002	3,116,840
5.95%, 12/01/34	2,420	2,566,568
6.80%, 05/15/38	2,536	2,795,599
6.85%, 06/01/39	3,916	4,386,904
7.15%, 02/01/32	2,232	2,487,187
Tosco Corp., 8.13%, 02/15/30	2,775	3,236,550
TotalEnergies Capital International SA
2.83%, 01/10/30	6,719	6,195,601
2.99%, 06/29/41	3,098	2,338,179
3.13%, 05/29/50	10,761	7,516,952
3.39%, 06/29/60	2,505	1,727,541
3.46%, 02/19/29(b)	6,084	5,846,667
3.46%, 07/12/49	6,075	4,528,463
TotalEnergies Capital SA
3.88%, 10/11/28	5,532	5,428,536
4.72%, 09/10/34	3,540	3,497,751
5.15%, 04/05/34	4,440	4,517,368
5.28%, 09/10/54	3,450	3,382,864
5.43%, 09/10/64	3,810	3,741,678
5.49%, 04/05/54	4,580	4,628,081
5.64%, 04/05/64	2,975	3,016,072
Security	Par (000)	Value
Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/27	$3,240	$3,040,693
2.80%, 12/01/31	2,305	2,005,643
3.40%, 09/15/26(b)	965	943,191
3.65%, 12/01/51	4,230	3,031,564
4.00%, 04/01/29	1,585	1,537,944
4.00%, 06/01/52	2,745	2,087,571
4.35%, 06/01/28	5,196	5,137,386
4.90%, 03/15/45	3,181	2,933,898
6.63%, 06/15/37	7,165	7,880,196
7.50%, 04/15/32	3,018	3,463,725
Woodside Finance Ltd.
5.10%, 09/12/34	4,350	4,266,884
5.70%, 09/12/54	4,220	4,171,761
		1,086,659,321
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,039	4,988,750
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	4,975	4,740,315
3.14%, 11/07/29	2,521	2,354,294
3.34%, 12/15/27	7,291	7,036,515
4.08%, 12/15/47	6,283	5,223,493
4.49%, 05/01/30	2,569	2,547,795
Halliburton Co.
2.92%, 03/01/30	3,033	2,770,509
4.50%, 11/15/41	3,220	2,878,997
4.75%, 08/01/43	4,565	4,183,269
4.85%, 11/15/35	5,482	5,381,611
5.00%, 11/15/45	7,031	6,624,521
6.70%, 09/15/38	3,836	4,345,289
7.45%, 09/15/39	4,756	5,745,235
NOV Inc.
3.60%, 12/01/29(b)	2,712	2,555,540
3.95%, 12/01/42	5,656	4,408,957
Schlumberger Investment SA
2.65%, 06/26/30	3,408	3,083,669
4.50%, 05/15/28	1,675	1,676,984
4.85%, 05/15/33(b)	1,550	1,550,785
5.00%, 06/01/34	2,000	2,016,599
		74,113,127
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26	3,519	3,461,291
4.50%, 05/15/28	2,060	2,037,922
5.63%, 05/26/33	2,295	2,374,332
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,980	2,653,963
2.69%, 05/25/31(b)	3,855	3,375,141
Amcor Group Finance PLC, 5.45%, 05/23/29	210	213,920
AptarGroup Inc., 3.60%, 03/15/32	1,370	1,247,662
Berry Global Inc.
1.57%, 01/15/26	5,331	5,140,300
1.65%, 01/15/27	4,305	4,030,798
5.50%, 04/15/28	1,541	1,566,969
5.65%, 01/15/34(c)	2,790	2,857,935
5.80%, 06/15/31(c)	2,750	2,844,098
Packaging Corp. of America
3.00%, 12/15/29	1,764	1,630,205
3.05%, 10/01/51	2,465	1,669,551

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
3.40%, 12/15/27	$3,034	$2,928,823
4.05%, 12/15/49	2,592	2,101,030
5.70%, 12/01/33(b)	1,531	1,604,337
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(c)	1,420	1,440,119
5.44%, 04/03/34(c)	4,455	4,554,847
5.78%, 04/03/54(b)(c)	1,790	1,852,425
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(c)	935	954,814
Sonoco Products Co.
2.25%, 02/01/27	2,780	2,637,882
2.85%, 02/01/32(b)	2,333	2,026,333
3.13%, 05/01/30	4,100	3,761,808
4.45%, 09/01/26	1,325	1,318,058
4.60%, 09/01/29	1,275	1,254,865
5.00%, 09/01/34	1,120	1,093,961
5.75%, 11/01/40	195	199,308
WestRock MWV LLC
7.95%, 02/15/31	1,643	1,891,438
8.20%, 01/15/30	2,256	2,594,775
WRKCo Inc.
3.00%, 06/15/33	3,035	2,609,693
3.38%, 09/15/27	1,809	1,748,448
3.90%, 06/01/28	2,641	2,568,069
4.00%, 03/15/28	3,256	3,178,631
4.20%, 06/01/32	2,136	2,038,324
4.65%, 03/15/26	4,942	4,943,746
4.90%, 03/15/29	3,664	3,670,681
		88,076,502
Pharmaceuticals — 1.3%
AbbVie Inc.
2.95%, 11/21/26	10,072	9,784,100
3.20%, 05/14/26	9,838	9,663,544
3.20%, 11/21/29	20,979	19,684,374
4.05%, 11/21/39	15,956	14,215,811
4.25%, 11/14/28	7,091	7,048,462
4.25%, 11/21/49	23,103	19,894,518
4.30%, 05/14/36	5,375	5,061,823
4.40%, 11/06/42	11,207	10,135,329
4.45%, 05/14/46	8,838	7,904,156
4.50%, 05/14/35	11,301	10,884,733
4.55%, 03/15/35	8,097	7,845,547
4.63%, 10/01/42	2,033	1,882,434
4.70%, 05/14/45	10,983	10,184,930
4.75%, 03/15/45	4,724	4,428,633
4.80%, 03/15/27	10,470	10,552,095
4.80%, 03/15/29	10,840	10,943,497
4.85%, 06/15/44	4,873	4,623,520
4.88%, 11/14/48	7,990	7,547,190
4.95%, 03/15/31	7,510	7,606,599
5.05%, 03/15/34	13,555	13,742,795
5.35%, 03/15/44(b)	2,900	2,944,719
5.40%, 03/15/54	9,005	9,151,990
5.50%, 03/15/64	4,475	4,565,097
Astrazeneca Finance LLC
1.20%, 05/28/26	6,745	6,436,937
1.75%, 05/28/28	6,944	6,338,880
2.25%, 05/28/31	3,717	3,232,697
4.80%, 02/26/27	5,035	5,082,442
4.85%, 02/26/29	4,715	4,774,869
4.88%, 03/03/28	5,905	5,984,678
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 03/03/33	$3,029	$3,063,470
4.90%, 03/03/30	3,400	3,456,670
4.90%, 02/26/31	4,425	4,492,775
5.00%, 02/26/34	4,555	4,617,117
AstraZeneca PLC
0.70%, 04/08/26	5,985	5,697,400
1.38%, 08/06/30	6,361	5,364,107
2.13%, 08/06/50(b)	3,034	1,757,120
3.00%, 05/28/51	3,075	2,152,525
3.13%, 06/12/27	5,696	5,534,815
4.00%, 01/17/29	4,060	3,992,895
4.00%, 09/18/42	4,639	4,027,697
4.38%, 11/16/45	4,604	4,155,479
4.38%, 08/17/48	3,462	3,101,486
6.45%, 09/15/37	11,847	13,387,795
Becton Dickinson & Co.
1.96%, 02/11/31	4,955	4,196,082
2.82%, 05/20/30	4,352	3,941,594
3.70%, 06/06/27	9,458	9,268,200
3.79%, 05/20/50	3,382	2,641,495
4.30%, 08/22/32	2,885	2,767,232
4.67%, 06/06/47	4,622	4,144,464
4.69%, 02/13/28	4,305	4,320,362
4.69%, 12/15/44	5,325	4,827,433
4.87%, 02/08/29	975	982,723
5.08%, 06/07/29	2,610	2,648,805
5.11%, 02/08/34	965	972,341
Bristol-Myers Squibb Co.
1.13%, 11/13/27(b)	4,271	3,897,895
1.45%, 11/13/30	4,805	4,040,461
2.35%, 11/13/40	2,549	1,775,505
2.55%, 11/13/50	8,237	5,083,649
2.95%, 03/15/32	5,825	5,193,407
3.20%, 06/15/26	9,841	9,661,980
3.25%, 02/27/27	1,315	1,283,742
3.25%, 08/01/42	3,373	2,599,148
3.40%, 07/26/29	11,237	10,709,926
3.45%, 11/15/27(b)	3,245	3,169,108
3.55%, 03/15/42	4,395	3,566,306
3.70%, 03/15/52	9,355	7,261,807
3.90%, 02/20/28	9,638	9,496,516
3.90%, 03/15/62	5,262	4,018,563
4.13%, 06/15/39	10,696	9,625,156
4.25%, 10/26/49	15,082	12,891,570
4.35%, 11/15/47	6,159	5,367,112
4.50%, 03/01/44	495	448,110
4.55%, 02/20/48	6,181	5,558,519
4.63%, 05/15/44	2,655	2,457,466
4.90%, 02/22/27	2,585	2,614,899
4.90%, 02/22/29	4,805	4,880,530
4.95%, 02/20/26	4,255	4,281,968
5.00%, 08/15/45(b)	2,480	2,400,393
5.10%, 02/22/31	4,015	4,106,907
5.20%, 02/22/34	11,560	11,841,230
5.50%, 02/22/44	1,240	1,278,968
5.55%, 02/22/54	8,535	8,787,809
5.65%, 02/22/64	7,525	7,699,083
5.75%, 02/01/31	4,075	4,307,809
5.90%, 11/15/33	4,595	4,944,363
6.25%, 11/15/53	4,485	5,031,135
6.40%, 11/15/63	3,481	3,970,104

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc.
3.41%, 06/15/27	$3,465	$3,367,863
4.37%, 06/15/47	2,779	2,349,531
4.50%, 11/15/44	1,805	1,560,094
4.60%, 03/15/43	1,865	1,649,565
4.70%, 11/15/26	1,300	1,299,693
4.90%, 09/15/45	2,067	1,888,310
5.00%, 11/15/29	1,370	1,378,967
5.13%, 02/15/29	3,835	3,891,675
5.35%, 11/15/34	1,300	1,316,530
5.45%, 02/15/34	1,905	1,942,412
5.75%, 11/15/54	1,165	1,196,457
Cencora Inc.
2.70%, 03/15/31	5,210	4,593,354
2.80%, 05/15/30	1,777	1,606,308
3.45%, 12/15/27	6,721	6,504,999
4.25%, 03/01/45	2,400	2,056,436
4.30%, 12/15/47	2,700	2,287,995
5.13%, 02/15/34	1,045	1,048,406
CVS Health Corp.
1.30%, 08/21/27	9,211	8,393,735
1.75%, 08/21/30	5,665	4,723,853
1.88%, 02/28/31	6,380	5,250,515
2.13%, 09/15/31	4,660	3,828,664
2.70%, 08/21/40	4,944	3,387,065
2.88%, 06/01/26	8,215	7,982,806
3.00%, 08/15/26	3,120	3,027,154
3.25%, 08/15/29	8,563	7,925,137
3.63%, 04/01/27	3,698	3,603,925
3.75%, 04/01/30	5,308	4,970,119
4.13%, 04/01/40	4,376	3,626,680
4.25%, 04/01/50	3,503	2,746,534
4.30%, 03/25/28	14,390	14,124,209
4.78%, 03/25/38	21,455	19,511,430
4.88%, 07/20/35	3,339	3,179,334
5.00%, 02/20/26	5,946	5,955,197
5.00%, 01/30/29	6,490	6,512,416
5.05%, 03/25/48	32,899	29,177,216
5.13%, 02/21/30	4,435	4,442,757
5.13%, 07/20/45	13,839	12,457,548
5.25%, 01/30/31(b)	3,685	3,698,629
5.25%, 02/21/33	6,741	6,694,074
5.30%, 06/01/33	5,381	5,343,257
5.30%, 12/05/43	3,232	3,004,168
5.40%, 06/01/29	6,405	6,517,716
5.55%, 06/01/31	4,985	5,070,132
5.63%, 02/21/53	5,380	5,142,914
5.70%, 06/01/34(b)	5,360	5,472,894
5.88%, 06/01/53	5,847	5,785,140
6.00%, 06/01/44	3,725	3,747,225
6.00%, 06/01/63	2,725	2,694,126
6.05%, 06/01/54	4,995	5,062,524
6.13%, 09/15/39	2,183	2,228,938
6.25%, 06/01/27	1,990	2,049,807
Eli Lilly & Co.
2.25%, 05/15/50	6,752	4,047,149
2.50%, 09/15/60	3,895	2,247,576
3.10%, 05/15/27	4,004	3,895,596
3.38%, 03/15/29	6,280	6,044,732
3.70%, 03/01/45	3,745	3,085,812
3.95%, 05/15/47	2,538	2,147,320
Security	Par (000)	Value
Pharmaceuticals (continued)
3.95%, 03/15/49	$2,120	$1,770,966
4.15%, 08/14/27	4,225	4,213,933
4.15%, 03/15/59	3,111	2,607,251
4.20%, 08/14/29	4,575	4,540,174
4.50%, 02/09/27	5,315	5,339,401
4.50%, 02/09/29	4,405	4,430,093
4.60%, 08/14/34	4,895	4,828,789
4.70%, 02/27/33	3,950	3,959,128
4.70%, 02/09/34	6,855	6,811,040
4.88%, 02/27/53	4,179	4,011,324
4.95%, 02/27/63	3,405	3,252,536
5.00%, 02/27/26	375	375,018
5.00%, 02/09/54	5,265	5,126,559
5.05%, 08/14/54	3,895	3,829,119
5.10%, 02/09/64	5,590	5,441,928
5.20%, 08/14/64	1,815	1,794,000
5.50%, 03/15/27	910	934,787
5.55%, 03/15/37	2,580	2,732,838
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,858	9,700,260
4.20%, 03/18/43(b)	3,014	2,671,081
5.38%, 04/15/34(b)	3,046	3,184,492
6.38%, 05/15/38	10,613	11,879,360
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	6,043	5,784,363
Johnson & Johnson
0.95%, 09/01/27	4,466	4,103,614
1.30%, 09/01/30	4,633	3,936,435
2.10%, 09/01/40	4,456	3,116,389
2.25%, 09/01/50	4,381	2,707,369
2.45%, 03/01/26	5,310	5,189,119
2.45%, 09/01/60(b)	5,063	2,990,843
2.90%, 01/15/28	8,571	8,246,104
2.95%, 03/03/27	6,505	6,321,872
3.40%, 01/15/38	5,095	4,395,213
3.50%, 01/15/48	2,815	2,244,758
3.55%, 03/01/36	4,976	4,481,376
3.63%, 03/03/37	6,851	6,126,673
3.70%, 03/01/46	8,809	7,336,859
3.75%, 03/03/47	4,766	3,971,965
4.38%, 12/05/33(b)	4,773	4,760,238
4.50%, 09/01/40	2,657	2,610,285
4.50%, 12/05/43(b)	2,593	2,532,856
4.80%, 06/01/29	4,480	4,574,309
4.85%, 05/15/41	1,337	1,344,299
4.90%, 06/01/31	5,190	5,313,300
4.95%, 05/15/33	1,584	1,651,226
4.95%, 06/01/34(b)	4,520	4,637,977
5.25%, 06/01/54	3,220	3,347,156
5.85%, 07/15/38(b)	3,863	4,265,236
5.95%, 08/15/37	4,084	4,541,204
6.95%, 09/01/29	1,823	2,048,485
McKesson Corp.
0.90%, 12/03/25	3,695	3,563,093
1.30%, 08/15/26	4,782	4,537,799
3.95%, 02/16/28	3,062	3,017,960
4.25%, 09/15/29	1,530	1,511,672
4.90%, 07/15/28	2,066	2,092,054
5.10%, 07/15/33	2,010	2,049,429

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Mead Johnson Nutrition Co.
4.60%, 06/01/44	$3,348	$3,052,460
5.90%, 11/01/39	1,425	1,521,335
Merck & Co. Inc.
0.75%, 02/24/26	6,377	6,103,404
1.45%, 06/24/30	4,579	3,891,734
1.70%, 06/10/27	8,430	7,919,597
1.90%, 12/10/28	6,044	5,497,900
2.15%, 12/10/31	8,575	7,331,141
2.35%, 06/24/40	4,821	3,403,914
2.45%, 06/24/50	5,575	3,432,293
2.75%, 12/10/51	7,960	5,139,473
2.90%, 12/10/61	7,806	4,820,274
3.40%, 03/07/29	8,881	8,530,361
3.60%, 09/15/42	2,280	1,854,832
3.70%, 02/10/45	8,839	7,168,329
3.90%, 03/07/39	6,415	5,672,927
4.00%, 03/07/49	6,453	5,361,837
4.05%, 05/17/28	3,265	3,247,523
4.15%, 05/18/43	5,412	4,768,261
4.30%, 05/17/30(b)	4,764	4,732,099
4.50%, 05/17/33(b)	3,030	2,993,570
4.90%, 05/17/44	3,260	3,159,112
5.00%, 05/17/53	6,660	6,427,591
5.15%, 05/17/63	2,325	2,260,373
6.50%, 12/01/33	2,698	3,063,168
6.55%, 09/15/37	1,630	1,872,663
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,735	1,857,217
5.95%, 12/01/28	4,918	5,195,522
Mylan Inc.
4.55%, 04/15/28	3,345	3,301,620
5.20%, 04/15/48	3,455	2,986,691
5.40%, 11/29/43	2,249	2,080,251
Novartis Capital Corp.
2.00%, 02/14/27	7,501	7,146,735
2.20%, 08/14/30	5,348	4,742,263
2.75%, 08/14/50	5,728	3,875,773
3.10%, 05/17/27	4,269	4,153,288
3.70%, 09/21/42	2,720	2,296,423
3.80%, 09/18/29	3,865	3,763,704
4.00%, 09/18/31	3,645	3,525,691
4.00%, 11/20/45	5,401	4,658,262
4.20%, 09/18/34	3,455	3,304,343
4.40%, 05/06/44	8,308	7,645,811
4.70%, 09/18/54	1,815	1,703,345
Pfizer Inc.
1.70%, 05/28/30	5,836	5,035,621
1.75%, 08/18/31(b)	5,265	4,406,679
2.55%, 05/28/40	5,510	3,987,675
2.63%, 04/01/30	6,683	6,077,197
2.70%, 05/28/50	4,990	3,260,763
2.75%, 06/03/26	6,688	6,523,806
3.00%, 12/15/26	8,400	8,165,074
3.45%, 03/15/29	8,473	8,152,297
3.60%, 09/15/28(b)	4,703	4,584,706
3.90%, 03/15/39	4,373	3,833,302
4.00%, 12/15/36	4,502	4,130,789
4.00%, 03/15/49(b)	7,347	6,088,279
4.10%, 09/15/38	4,442	4,033,593
4.13%, 12/15/46	4,992	4,222,123
Security	Par (000)	Value
Pharmaceuticals (continued)
4.20%, 09/15/48	$5,080	$4,324,547
4.30%, 06/15/43	3,148	2,800,207
4.40%, 05/15/44	5,144	4,639,283
5.60%, 09/15/40	3,159	3,279,794
7.20%, 03/15/39	10,893	13,149,737
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	13,540	13,530,624
4.45%, 05/19/28	16,475	16,448,650
4.65%, 05/19/30	7,720	7,729,318
4.75%, 05/19/33	20,991	20,784,101
5.11%, 05/19/43	6,875	6,745,856
5.30%, 05/19/53	26,785	26,471,822
5.34%, 05/19/63	9,644	9,375,710
Pharmacia LLC, 6.60%, 12/01/28	6,434	6,908,254
Sanofi SA, 3.63%, 06/19/28	6,676	6,522,976
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	523	511,205
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	10,343	9,036,019
3.03%, 07/09/40	7,391	5,590,850
3.18%, 07/09/50	8,920	6,149,035
3.38%, 07/09/60(b)	4,096	2,764,087
5.00%, 11/26/28	9,621	9,738,676
5.30%, 07/05/34	3,100	3,149,680
5.65%, 07/05/44	1,630	1,670,937
5.65%, 07/05/54	2,970	3,037,595
5.80%, 07/05/64	2,355	2,415,292
Utah Acquisition Sub Inc.
3.95%, 06/15/26	8,842	8,712,760
5.25%, 06/15/46	4,277	3,759,152
Viatris Inc.
2.30%, 06/22/27	4,193	3,936,142
2.70%, 06/22/30	5,975	5,244,513
3.85%, 06/22/40	6,501	5,062,833
4.00%, 06/22/50	8,301	5,970,496
Wyeth LLC
5.95%, 04/01/37	9,496	10,222,025
6.00%, 02/15/36	3,354	3,635,515
6.50%, 02/01/34	3,859	4,308,066
Zoetis Inc.
2.00%, 05/15/30	5,490	4,775,510
3.00%, 09/12/27	4,946	4,756,485
3.00%, 05/15/50	2,370	1,612,755
3.90%, 08/20/28	2,999	2,931,717
3.95%, 09/12/47	2,819	2,288,837
4.45%, 08/20/48	1,894	1,645,916
4.70%, 02/01/43	5,325	4,920,863
5.60%, 11/16/32	1,645	1,725,666
		1,533,688,370
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	1,932	1,757,874
3.60%, 09/01/32	1,230	1,099,769
4.45%, 07/15/27	1,637	1,621,156
4.80%, 05/03/29	2,861	2,845,795
5.63%, 08/01/34	2,125	2,169,937
5.95%, 06/01/26	3,794	3,837,818
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	3,295	2,659,256
3.70%, 11/15/29	5,445	5,161,543
5.13%, 06/30/27	4,207	4,239,781

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Inc.
4.63%, 10/15/28	$2,792	$2,762,159
5.65%, 04/15/34	5,580	5,731,678
Cheniere Energy Partners LP
3.25%, 01/31/32	5,887	5,203,089
4.00%, 03/01/31	4,539	4,267,108
4.50%, 10/01/29	8,030	7,849,657
5.75%, 08/15/34(c)	4,425	4,546,827
5.95%, 06/30/33	4,429	4,626,544
Columbia Pipeline Group Inc., 5.80%, 06/01/45	2,942	2,968,734
DCP Midstream Operating LP
3.25%, 02/15/32	1,255	1,101,864
5.13%, 05/15/29	1,845	1,866,812
5.60%, 04/01/44	1,085	1,057,143
5.63%, 07/15/27	1,680	1,712,714
8.13%, 08/16/30	1,610	1,851,993
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	1,685	1,685,472
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	3,074	2,850,181
4.60%, 12/15/44(b)	2,661	2,354,790
4.80%, 11/01/43	2,448	2,233,736
Enbridge Energy Partners LP
5.50%, 09/15/40	2,300	2,278,128
7.38%, 10/15/45	3,074	3,640,532
Series B, 7.50%, 04/15/38	1,935	2,275,868
Enbridge Inc.
1.60%, 10/04/26	2,618	2,477,822
2.50%, 08/01/33	4,590	3,783,058
3.13%, 11/15/29	4,465	4,142,151
3.40%, 08/01/51	2,920	2,084,363
3.70%, 07/15/27	3,352	3,284,992
4.00%, 11/15/49	1,808	1,430,750
4.25%, 12/01/26	3,916	3,884,522
4.50%, 06/10/44	1,723	1,488,954
5.25%, 04/05/27	1,900	1,928,955
5.30%, 04/05/29	1,775	1,808,928
5.50%, 12/01/46	1,156	1,153,824
5.63%, 04/05/34	5,270	5,435,680
5.70%, 03/08/33	9,995	10,375,568
5.90%, 11/15/26	3,320	3,392,901
5.95%, 04/05/54	1,865	1,957,321
6.00%, 11/15/28	2,640	2,767,219
6.20%, 11/15/30	2,345	2,504,313
6.70%, 11/15/53	3,929	4,507,625
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	3,071	3,195,279
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	20	20,807
Energy Transfer LP
3.75%, 05/15/30	5,166	4,878,525
3.90%, 07/15/26	3,089	3,047,884
4.00%, 10/01/27	4,876	4,789,677
4.15%, 09/15/29	3,122	3,034,057
4.20%, 04/15/27	2,497	2,470,141
4.40%, 03/15/27	4,279	4,251,422
4.75%, 01/15/26	5,237	5,231,589
4.90%, 03/15/35	1,985	1,921,603
4.95%, 05/15/28	3,073	3,093,012
4.95%, 06/15/28	5,544	5,587,658
4.95%, 01/15/43	1,985	1,776,124
5.00%, 05/15/44	2,015	1,814,368
Security	Par (000)	Value
Pipelines (continued)
5.00%, 05/15/50	$8,849	$7,913,189
5.15%, 02/01/43	2,581	2,385,057
5.15%, 03/15/45	2,732	2,518,007
5.25%, 04/15/29	6,097	6,193,633
5.25%, 07/01/29(b)	2,400	2,441,699
5.30%, 04/01/44	3,629	3,415,419
5.30%, 04/15/47	3,855	3,577,556
5.35%, 05/15/45	4,488	4,243,431
5.40%, 10/01/47	6,033	5,686,282
5.50%, 06/01/27	4,248	4,322,781
5.55%, 02/15/28	5,140	5,268,643
5.55%, 05/15/34	5,400	5,502,887
5.60%, 09/01/34	5,575	5,706,166
5.75%, 02/15/33	6,490	6,705,879
5.95%, 12/01/25	2,183	2,199,898
5.95%, 10/01/43	1,613	1,640,943
5.95%, 05/15/54	6,154	6,263,319
6.00%, 06/15/48	5,325	5,404,314
6.05%, 12/01/26	5,740	5,879,631
6.05%, 06/01/41	2,624	2,713,862
6.05%, 09/01/54	3,695	3,820,557
6.10%, 12/01/28	1,875	1,968,227
6.10%, 02/15/42	1,915	1,971,216
6.13%, 12/15/45	4,523	4,676,025
6.25%, 04/15/49	7,569	7,929,264
6.40%, 12/01/30	3,200	3,427,771
6.50%, 02/01/42	2,587	2,792,159
6.55%, 12/01/33	6,411	6,987,005
6.63%, 10/15/36	2,295	2,520,124
7.50%, 07/01/38	2,590	3,021,602
Series 20Y, 5.80%, 06/15/38	2,004	2,046,911
EnLink Midstream LLC
5.38%, 06/01/29	460	467,802
5.65%, 09/01/34	1,140	1,168,743
EnLink Midstream Partners LP
4.85%, 07/15/26	3,655	3,650,203
5.05%, 04/01/45	860	772,426
5.45%, 06/01/47	1,265	1,192,680
5.60%, 04/01/44	1,360	1,313,105
Enterprise Products Operating LLC
2.80%, 01/31/30	5,061	4,638,084
3.13%, 07/31/29	6,601	6,212,231
3.20%, 02/15/52	4,680	3,266,866
3.30%, 02/15/53	3,285	2,313,979
3.70%, 02/15/26	5,467	5,412,763
3.70%, 01/31/51	4,842	3,708,575
3.95%, 02/15/27	4,657	4,600,950
3.95%, 01/31/60(b)	4,449	3,419,663
4.15%, 10/16/28	5,851	5,767,480
4.20%, 01/31/50	5,980	5,066,839
4.25%, 02/15/48	5,735	4,882,648
4.45%, 02/15/43	4,911	4,410,179
4.60%, 01/11/27	3,420	3,428,645
4.80%, 02/01/49	5,878	5,405,807
4.85%, 01/31/34(b)	2,930	2,917,932
4.85%, 08/15/42	3,174	3,004,263
4.85%, 03/15/44	5,547	5,222,500
4.90%, 05/15/46	4,597	4,320,187
4.95%, 02/15/35	4,700	4,687,635
4.95%, 10/15/54	2,247	2,096,410
5.05%, 01/10/26	4,832	4,859,265

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.10%, 02/15/45	$5,179	$5,039,951
5.35%, 01/31/33	4,327	4,468,128
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	3,265	3,146,886
5.55%, 02/16/55	2,780	2,839,493
5.70%, 02/15/42	1,767	1,831,901
5.95%, 02/01/41	3,139	3,355,370
6.13%, 10/15/39	2,812	3,039,102
6.45%, 09/01/40	2,490	2,784,889
7.55%, 04/15/38	2,719	3,293,467
Series D, 6.88%, 03/01/33	1,690	1,910,284
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	4,416	4,310,996
Series H, 6.65%, 10/15/34	1,900	2,129,633
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,362	2,081,786
5.00%, 08/15/42	2,925	2,680,805
5.00%, 03/01/43	2,650	2,425,509
5.40%, 09/01/44	2,570	2,465,588
5.50%, 03/01/44	2,955	2,875,076
5.63%, 09/01/41	2,012	1,972,890
5.80%, 03/15/35	2,426	2,519,460
6.38%, 03/01/41	2,916	3,107,228
6.50%, 02/01/37	1,841	1,988,138
6.50%, 09/01/39	3,002	3,242,311
6.55%, 09/15/40	2,018	2,180,069
6.95%, 01/15/38	5,333	6,001,010
7.30%, 08/15/33	1,935	2,214,247
7.40%, 03/15/31	1,091	1,222,166
7.50%, 11/15/40	1,964	2,301,930
7.75%, 03/15/32	1,366	1,562,351
Kinder Morgan Inc.
1.75%, 11/15/26	3,240	3,068,196
2.00%, 02/15/31	2,400	2,045,799
3.25%, 08/01/50	2,597	1,748,401
3.60%, 02/15/51	3,510	2,524,149
4.30%, 03/01/28	7,161	7,083,137
4.80%, 02/01/33	3,906	3,805,454
5.00%, 02/01/29	4,385	4,420,561
5.05%, 02/15/46	3,033	2,773,498
5.10%, 08/01/29	2,860	2,898,020
5.20%, 06/01/33	4,235	4,238,051
5.20%, 03/01/48	3,403	3,165,925
5.30%, 12/01/34	4,033	4,050,278
5.40%, 02/01/34	4,360	4,420,624
5.45%, 08/01/52	3,540	3,413,510
5.55%, 06/01/45	7,050	6,880,506
5.95%, 08/01/54	1,735	1,790,289
7.75%, 01/15/32	4,994	5,803,931
7.80%, 08/01/31(b)	2,737	3,149,539
MPLX LP
1.75%, 03/01/26	7,883	7,590,407
2.65%, 08/15/30	6,018	5,343,459
4.00%, 03/15/28(b)	6,125	5,988,936
4.13%, 03/01/27	6,172	6,098,482
4.25%, 12/01/27	4,247	4,195,472
4.50%, 04/15/38	8,545	7,740,151
4.70%, 04/15/48	7,539	6,518,358
4.80%, 02/15/29	4,345	4,349,888
4.90%, 04/15/58	1,604	1,371,481
4.95%, 09/01/32	4,445	4,392,649
Security	Par (000)	Value
Pipelines (continued)
4.95%, 03/14/52	$5,910	$5,256,689
5.00%, 03/01/33	3,425	3,370,839
5.20%, 03/01/47	4,298	4,017,979
5.20%, 12/01/47	2,781	2,587,038
5.50%, 06/01/34	5,685	5,759,063
5.50%, 02/15/49	6,501	6,301,045
5.65%, 03/01/53	1,660	1,632,357
Northwest Pipeline LLC, 4.00%, 04/01/27	2,564	2,520,742
ONEOK Inc.
3.10%, 03/15/30	2,913	2,673,261
3.25%, 06/01/30	2,177	2,004,150
3.40%, 09/01/29	3,573	3,361,693
3.95%, 03/01/50	4,799	3,689,621
4.00%, 07/13/27	3,006	2,955,037
4.20%, 10/03/47	2,748	2,158,514
4.25%, 09/24/27	770	762,161
4.25%, 09/15/46	2,188	1,769,642
4.35%, 03/15/29	3,553	3,493,275
4.40%, 10/15/29	190	186,804
4.45%, 09/01/49	2,818	2,338,804
4.50%, 03/15/50	1,996	1,658,411
4.55%, 07/15/28	4,246	4,227,383
4.75%, 10/15/31(b)	5,220	5,155,741
4.85%, 02/01/49	2,228	1,937,460
4.95%, 07/13/47	3,415	3,033,387
5.00%, 03/01/26	4,821	4,829,247
5.05%, 11/01/34	850	838,268
5.15%, 10/15/43	2,921	2,751,773
5.20%, 07/15/48	4,074	3,780,687
5.55%, 11/01/26	4,755	4,821,515
5.65%, 11/01/28	3,735	3,854,828
5.70%, 11/01/54	2,765	2,756,844
5.80%, 11/01/30	2,935	3,063,843
5.85%, 01/15/26	3,011	3,041,128
5.85%, 11/01/64	645	641,516
6.00%, 06/15/35	1,269	1,336,560
6.05%, 09/01/33	6,565	6,929,823
6.10%, 11/15/32	2,135	2,262,237
6.35%, 01/15/31	2,840	3,043,101
6.63%, 09/01/53	3,965	4,409,599
7.15%, 01/15/51	2,190	2,502,515
ONEOK Partners LP
6.13%, 02/01/41	2,996	3,099,329
6.20%, 09/15/43	1,692	1,761,846
6.65%, 10/01/36	2,913	3,212,147
6.85%, 10/15/37	2,485	2,771,465
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	3,975,867
3.80%, 09/15/30	3,574	3,370,378
4.30%, 01/31/43	2,152	1,784,937
4.50%, 12/15/26	4,689	4,673,903
4.70%, 06/15/44	2,960	2,576,698
4.90%, 02/15/45	2,896	2,573,956
5.15%, 06/01/42	2,414	2,237,354
5.70%, 09/15/34	2,610	2,681,893
6.65%, 01/15/37	3,107	3,375,117
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	6,199	6,107,503
4.50%, 05/15/30	3,627	3,560,973
5.00%, 03/15/27	8,868	8,909,235

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.88%, 06/30/26	$3,557	$3,596,567
5.90%, 09/15/37	4,284	4,436,158
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(c)	1,480	1,479,132
5.03%, 10/01/29(c)	1,110	1,102,757
5.58%, 10/01/34(c)	2,350	2,354,868
6.18%, 10/01/54(c)	1,740	1,768,922
Spectra Energy Partners LP
3.38%, 10/15/26	3,933	3,833,549
4.50%, 03/15/45	4,522	3,879,221
5.95%, 09/25/43	1,851	1,903,375
Targa Resources Corp.
4.20%, 02/01/33	3,695	3,450,467
4.95%, 04/15/52	3,805	3,406,558
5.20%, 07/01/27	4,775	4,836,410
5.50%, 02/15/35	1,175	1,193,869
6.13%, 03/15/33	3,250	3,438,268
6.15%, 03/01/29	1,845	1,940,617
6.25%, 07/01/52	2,637	2,798,626
6.50%, 03/30/34	3,600	3,917,565
6.50%, 02/15/53	4,075	4,487,059
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	4,065	3,783,013
4.88%, 02/01/31	4,630	4,553,080
5.00%, 01/15/28	5,080	5,064,311
5.50%, 03/01/30	5,835	5,912,508
6.50%, 07/15/27	4,920	4,972,438
6.88%, 01/15/29	2,800	2,868,884
TC PipeLines LP, 3.90%, 05/25/27	5,525	5,402,387
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,363	2,478,001
7.00%, 10/15/28	1,650	1,781,431
7.63%, 04/01/37	700	817,976
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,492	1,666,260
TransCanada PipeLines Ltd.
4.10%, 04/15/30	2,205	2,122,984
4.25%, 05/15/28	7,759	7,649,040
4.63%, 03/01/34	5,584	5,347,955
4.88%, 01/15/26	5,120	5,122,723
5.10%, 03/15/49(b)	2,593	2,489,632
5.60%, 03/31/34	1,821	1,863,075
5.85%, 03/15/36	2,553	2,660,452
6.10%, 06/01/40	3,291	3,476,342
6.20%, 10/15/37	6,003	6,417,893
7.25%, 08/15/38	3,501	4,075,121
7.63%, 01/15/39	4,039	4,828,476
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	4,034	3,727,529
3.95%, 05/15/50	2,534	2,001,309
4.00%, 03/15/28	2,319	2,271,658
4.45%, 08/01/42	1,973	1,760,872
4.60%, 03/15/48	2,925	2,555,894
5.40%, 08/15/41	1,897	1,885,009
7.85%, 02/01/26	6,887	7,071,645
Valero Energy Partners LP, 4.50%, 03/15/28	4,490	4,458,543
Western Midstream Operating LP
4.05%, 02/01/30	4,220	4,015,968
4.50%, 03/01/28	1,154	1,137,233
4.65%, 07/01/26	1,350	1,344,248
Security	Par (000)	Value
Pipelines (continued)
4.75%, 08/15/28	$1,235	$1,224,249
5.25%, 02/01/50	4,180	3,759,700
5.30%, 03/01/48	2,795	2,507,252
5.45%, 11/15/34	3,310	3,290,292
5.45%, 04/01/44	1,635	1,521,351
5.50%, 08/15/48	2,400	2,179,282
6.15%, 04/01/33	3,280	3,426,854
6.35%, 01/15/29	2,020	2,111,117
Williams Companies Inc. (The)
2.60%, 03/15/31	3,147	2,750,835
3.50%, 11/15/30	3,404	3,175,400
3.50%, 10/15/51	3,195	2,315,955
3.75%, 06/15/27	7,539	7,378,271
4.65%, 08/15/32	4,705	4,586,253
4.80%, 11/15/29	1,505	1,502,788
4.85%, 03/01/48	3,721	3,365,535
4.90%, 03/15/29	4,370	4,391,422
4.90%, 01/15/45(b)	2,526	2,313,073
5.10%, 09/15/45	3,768	3,570,782
5.15%, 03/15/34	3,570	3,566,768
5.30%, 08/15/28	5,855	5,970,446
5.30%, 08/15/52	2,945	2,851,846
5.40%, 03/02/26	2,580	2,599,473
5.40%, 03/04/44	2,501	2,441,815
5.65%, 03/15/33	4,475	4,627,508
5.75%, 06/24/44	3,261	3,316,583
5.80%, 11/15/43	2,080	2,120,136
5.80%, 11/15/54	100	103,631
6.30%, 04/15/40	5,224	5,648,238
8.75%, 03/15/32	1,525	1,849,749
Series A, 7.50%, 01/15/31	1,410	1,582,157
		1,064,834,002
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(b)	3,173	2,752,545
4.88%, 03/01/26	4,869	4,870,355
5.50%, 04/01/29(b)	1,090	1,120,947
5.95%, 08/15/34	2,615	2,756,832
Jones Lang LaSalle Inc., 6.88%, 12/01/28	970	1,040,324
		12,541,003
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28	2,440	2,218,697
2.60%, 06/15/33	1,831	1,506,837
2.90%, 10/01/30	1,374	1,227,226
4.80%, 10/01/32(b)	595	581,837
5.63%, 06/15/34	470	482,594
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	4,350	3,418,162
2.00%, 05/18/32	4,216	3,434,352
2.75%, 12/15/29	2,079	1,883,210
2.95%, 03/15/34	3,150	2,660,515
3.00%, 05/18/51	3,950	2,580,622
3.38%, 08/15/31	3,185	2,906,102
3.55%, 03/15/52	4,180	3,011,212
3.80%, 04/15/26	2,331	2,300,504
3.95%, 01/15/27(b)	1,162	1,144,653
3.95%, 01/15/28	2,227	2,179,384
4.00%, 02/01/50	3,402	2,672,327
4.30%, 01/15/26	1,280	1,272,755

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 07/30/29	$1,711	$1,686,803
4.70%, 07/01/30	2,332	2,306,547
4.75%, 04/15/35	2,020	1,952,531
4.85%, 04/15/49	1,493	1,352,157
4.90%, 12/15/30(b)	3,175	3,180,123
5.15%, 04/15/53	2,275	2,139,318
5.25%, 05/15/36	1,160	1,163,785
5.63%, 05/15/54	2,370	2,385,880
American Assets Trust LP
3.38%, 02/01/31	1,170	1,034,972
6.15%, 10/01/34	230	233,760
American Homes 4 Rent LP
2.38%, 07/15/31	870	739,669
3.38%, 07/15/51	2,155	1,496,272
3.63%, 04/15/32	455	414,176
4.25%, 02/15/28	2,985	2,940,559
4.30%, 04/15/52	600	492,152
4.90%, 02/15/29	1,896	1,901,207
5.50%, 02/01/34	2,735	2,787,131
5.50%, 07/15/34	2,200	2,235,325
American Tower Corp.
1.45%, 09/15/26	3,552	3,353,439
1.50%, 01/31/28	3,513	3,183,474
1.60%, 04/15/26	3,896	3,736,479
1.88%, 10/15/30	3,371	2,859,330
2.10%, 06/15/30	3,337	2,896,650
2.30%, 09/15/31	3,465	2,943,147
2.70%, 04/15/31	3,287	2,891,455
2.75%, 01/15/27	3,893	3,743,742
2.90%, 01/15/30	3,895	3,556,217
2.95%, 01/15/51	4,465	2,952,688
3.10%, 06/15/50	4,390	2,989,394
3.13%, 01/15/27	2,258	2,189,839
3.38%, 10/15/26	5,732	5,594,845
3.55%, 07/15/27	3,421	3,328,709
3.60%, 01/15/28	3,561	3,448,084
3.65%, 03/15/27	2,940	2,874,313
3.70%, 10/15/49	2,741	2,084,320
3.80%, 08/15/29	6,883	6,603,300
3.95%, 03/15/29	3,488	3,378,742
4.05%, 03/15/32(b)	2,900	2,742,192
4.40%, 02/15/26	3,164	3,149,978
5.00%, 01/31/30	415	418,081
5.20%, 02/15/29	1,910	1,941,358
5.25%, 07/15/28	2,920	2,968,349
5.40%, 01/31/35	2,225	2,258,733
5.45%, 02/15/34	3,400	3,480,288
5.50%, 03/15/28	3,050	3,119,701
5.55%, 07/15/33	4,021	4,132,192
5.65%, 03/15/33	4,335	4,487,445
5.80%, 11/15/28	4,105	4,254,578
5.90%, 11/15/33	3,385	3,567,653
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(b)	1,045	1,032,575
AvalonBay Communities Inc.
1.90%, 12/01/28	2,235	2,016,823
2.05%, 01/15/32	3,055	2,586,493
2.30%, 03/01/30	3,558	3,166,702
2.45%, 01/15/31	2,774	2,441,084
2.90%, 10/15/26	1,742	1,690,228
2.95%, 05/11/26	3,669	3,586,415
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.20%, 01/15/28	$2,363	$2,273,870
3.30%, 06/01/29	1,908	1,807,082
3.35%, 05/15/27	1,777	1,728,197
3.90%, 10/15/46	1,275	1,044,524
4.15%, 07/01/47	1,010	846,400
4.35%, 04/15/48	1,765	1,540,304
5.00%, 02/15/33	1,450	1,463,923
5.30%, 12/07/33	2,310	2,369,695
5.35%, 06/01/34	735	757,471
Boston Properties LP
2.45%, 10/01/33(b)	6,020	4,744,332
2.55%, 04/01/32	5,215	4,296,031
2.75%, 10/01/26	4,961	4,765,722
2.90%, 03/15/30(b)	3,782	3,377,437
3.25%, 01/30/31(b)	5,351	4,758,421
3.40%, 06/21/29	3,190	2,956,323
3.65%, 02/01/26	4,983	4,908,581
4.50%, 12/01/28	5,067	4,963,613
5.75%, 01/15/35	2,520	2,529,530
6.50%, 01/15/34(b)	1,575	1,685,742
6.75%, 12/01/27	2,485	2,604,861
Brixmor Operating Partnership LP
2.25%, 04/01/28	988	907,748
2.50%, 08/16/31	2,535	2,165,259
3.90%, 03/15/27	1,246	1,220,775
4.05%, 07/01/30	3,752	3,582,903
4.13%, 06/15/26	2,683	2,657,259
4.13%, 05/15/29	2,664	2,579,709
5.50%, 02/15/34	1,660	1,682,560
5.75%, 02/15/35	443	458,367
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,362	1,982,221
Camden Property Trust
2.80%, 05/15/30	3,780	3,434,742
3.15%, 07/01/29	3,642	3,426,775
3.35%, 11/01/49	2,200	1,600,583
4.10%, 10/15/28	2,227	2,189,086
4.90%, 01/15/34	1,150	1,144,470
5.85%, 11/03/26	1,860	1,905,143
COPT Defense Properties LP
2.00%, 01/15/29	2,169	1,921,092
2.25%, 03/15/26	1,570	1,517,216
2.75%, 04/15/31	2,045	1,762,681
2.90%, 12/01/33	2,160	1,767,281
Cousins Properties LP, 5.88%, 10/01/34	2,210	2,258,666
Crown Castle Inc.
1.05%, 07/15/26	5,410	5,099,597
2.10%, 04/01/31	5,467	4,595,010
2.25%, 01/15/31	4,707	4,013,691
2.50%, 07/15/31	1,755	1,504,938
2.90%, 03/15/27	4,165	4,006,015
2.90%, 04/01/41	5,595	4,089,072
3.10%, 11/15/29	2,313	2,131,751
3.25%, 01/15/51(b)	4,195	2,896,767
3.30%, 07/01/30	5,100	4,683,325
3.65%, 09/01/27	5,110	4,969,557
3.70%, 06/15/26	4,459	4,388,234
3.80%, 02/15/28	5,976	5,800,252
4.00%, 03/01/27	3,040	2,991,431
4.00%, 11/15/49	2,033	1,600,926
4.15%, 07/01/50	2,288	1,854,506
4.30%, 02/15/29	3,865	3,781,958

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.45%, 02/15/26	$5,486	$5,463,857
4.75%, 05/15/47	1,628	1,442,649
4.80%, 09/01/28	4,005	3,997,221
4.90%, 09/01/29	4,435	4,436,387
5.00%, 01/11/28	6,430	6,475,780
5.10%, 05/01/33	3,445	3,437,549
5.20%, 09/01/34	3,180	3,160,520
5.20%, 02/15/49	1,763	1,657,989
5.60%, 06/01/29	4,520	4,656,033
5.80%, 03/01/34	4,705	4,896,580
CubeSmart LP
2.00%, 02/15/31	1,825	1,543,433
2.25%, 12/15/28	2,512	2,282,228
2.50%, 02/15/32	2,775	2,367,582
3.00%, 02/15/30	1,420	1,293,440
3.13%, 09/01/26	3,202	3,110,882
4.38%, 02/15/29	1,866	1,828,952
Digital Realty Trust LP
3.60%, 07/01/29	4,364	4,169,499
3.70%, 08/15/27	4,425	4,316,209
4.45%, 07/15/28	2,885	2,859,223
5.55%, 01/15/28	4,682	4,795,765
DOC DR LLC
2.63%, 11/01/31	2,903	2,504,982
3.95%, 01/15/28	2,603	2,547,094
4.30%, 03/15/27	1,256	1,245,530
EPR Properties
3.60%, 11/15/31	75	66,311
3.75%, 08/15/29	1,900	1,769,866
4.50%, 06/01/27	1,500	1,477,503
4.75%, 12/15/26	1,500	1,491,737
4.95%, 04/15/28	1,000	987,820
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,390	2,453,987
Equinix Inc.
1.45%, 05/15/26	4,097	3,913,723
1.55%, 03/15/28	2,618	2,374,085
1.80%, 07/15/27	3,233	3,011,014
2.00%, 05/15/28	2,433	2,227,288
2.15%, 07/15/30	2,650	2,311,545
2.50%, 05/15/31	1,645	1,430,619
2.90%, 11/18/26	3,448	3,334,366
2.95%, 09/15/51	2,635	1,711,877
3.00%, 07/15/50	2,634	1,748,573
3.20%, 11/18/29	6,617	6,160,876
3.40%, 02/15/52	2,645	1,888,950
3.90%, 04/15/32	3,130	2,940,716
ERP Operating LP
1.85%, 08/01/31	1,435	1,208,823
2.50%, 02/15/30	2,968	2,669,583
2.85%, 11/01/26	1,776	1,722,445
3.00%, 07/01/29	3,073	2,869,683
3.25%, 08/01/27	2,109	2,041,447
3.50%, 03/01/28	2,978	2,897,072
4.00%, 08/01/47	1,281	1,045,617
4.15%, 12/01/28(b)	2,505	2,472,773
4.50%, 07/01/44	1,720	1,548,367
4.50%, 06/01/45	1,800	1,598,475
4.65%, 09/15/34	1,290	1,256,106
Essential Properties LP, 2.95%, 07/15/31	2,077	1,791,851
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Essex Portfolio LP
1.65%, 01/15/31	$1,620	$1,339,456
1.70%, 03/01/28	1,290	1,173,976
2.55%, 06/15/31	1,120	968,809
2.65%, 03/15/32	3,288	2,818,389
2.65%, 09/01/50(b)	1,260	761,324
3.00%, 01/15/30	3,090	2,825,103
3.38%, 04/15/26	2,344	2,300,074
3.63%, 05/01/27(b)	2,120	2,073,055
4.00%, 03/01/29	2,156	2,087,917
4.50%, 03/15/48	1,885	1,627,801
5.50%, 04/01/34	1,900	1,940,354
Extra Space Storage LP
2.20%, 10/15/30	2,161	1,869,253
2.35%, 03/15/32	2,120	1,768,593
2.40%, 10/15/31	3,370	2,861,596
2.55%, 06/01/31	2,305	1,997,671
3.50%, 07/01/26	2,159	2,120,019
3.88%, 12/15/27	3,651	3,569,963
3.90%, 04/01/29	1,120	1,079,320
4.00%, 06/15/29	2,503	2,424,737
5.35%, 01/15/35	1,220	1,228,459
5.40%, 02/01/34	1,940	1,964,477
5.50%, 07/01/30	2,065	2,125,411
5.70%, 04/01/28	1,655	1,706,566
5.90%, 01/15/31	1,860	1,947,565
Federal Realty OP LP
1.25%, 02/15/26	1,744	1,671,208
3.20%, 06/15/29	1,863	1,735,426
3.25%, 07/15/27	2,799	2,699,487
3.50%, 06/01/30	711	661,014
4.50%, 12/01/44	2,076	1,798,714
5.38%, 05/01/28	2,085	2,123,926
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	4,175	3,647,415
4.00%, 01/15/30	3,118	2,931,833
4.00%, 01/15/31	3,412	3,165,776
5.30%, 01/15/29	3,700	3,708,475
5.38%, 04/15/26	5,398	5,404,045
5.63%, 09/15/34	2,430	2,450,475
5.75%, 06/01/28	2,559	2,602,880
6.25%, 09/15/54	1,795	1,864,120
6.75%, 12/01/33	1,550	1,675,078
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,103	1,747,279
3.10%, 02/15/30	1,990	1,806,629
3.50%, 08/01/26	2,712	2,652,846
3.75%, 07/01/27(b)	2,633	2,559,870
Healthpeak OP LLC
1.35%, 02/01/27	2,855	2,660,464
2.13%, 12/01/28	3,315	3,009,634
2.88%, 01/15/31	2,298	2,061,130
3.00%, 01/15/30	4,159	3,822,208
3.25%, 07/15/26	3,482	3,404,770
3.50%, 07/15/29	2,396	2,273,268
5.25%, 12/15/32	3,325	3,375,917
6.75%, 02/01/41	1,828	2,054,462
Highwoods Realty LP
2.60%, 02/01/31	841	711,647
3.05%, 02/15/30	1,802	1,610,955
3.88%, 03/01/27	1,470	1,430,293

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 03/15/28	$1,608	$1,547,416
4.20%, 04/15/29	1,610	1,541,980
7.65%, 02/01/34	535	606,809
Host Hotels & Resorts LP
5.50%, 04/15/35	1,775	1,780,903
5.70%, 07/01/34(b)	2,730	2,773,942
Series F, 4.50%, 02/01/26	1,726	1,717,629
Series H, 3.38%, 12/15/29	3,499	3,232,659
Series I, 3.50%, 09/15/30	900	822,417
Series J, 2.90%, 12/15/31	2,135	1,845,104
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,323	1,093,927
2.30%, 11/15/28	3,160	2,883,781
2.70%, 01/15/34	1,880	1,541,778
4.15%, 04/15/32	2,540	2,379,862
4.88%, 02/01/35	535	521,460
5.45%, 08/15/30	2,275	2,337,486
5.50%, 08/15/33	1,795	1,826,205
Kilroy Realty LP
2.50%, 11/15/32	3,128	2,479,162
2.65%, 11/15/33	3,235	2,541,148
3.05%, 02/15/30	2,369	2,101,064
4.25%, 08/15/29	2,633	2,503,268
4.75%, 12/15/28	2,949	2,903,961
6.25%, 01/15/36(b)	670	682,998
Kimco Realty OP LLC
1.90%, 03/01/28	1,133	1,039,793
2.25%, 12/01/31	1,246	1,055,132
2.70%, 10/01/30	1,385	1,243,964
2.80%, 10/01/26	2,625	2,540,470
3.20%, 04/01/32(b)	561	502,678
3.70%, 10/01/49	947	726,845
3.80%, 04/01/27	2,519	2,473,287
4.13%, 12/01/46	971	799,493
4.25%, 04/01/45	1,997	1,688,529
4.45%, 09/01/47	2,325	1,983,544
4.60%, 02/01/33	3,065	2,987,256
4.85%, 03/01/35(b)	1,040	1,016,864
6.40%, 03/01/34	2,082	2,283,764
Kite Realty Group LP
4.00%, 10/01/26	2,117	2,082,901
4.95%, 12/15/31	790	782,947
5.50%, 03/01/34	260	264,433
Kite Realty Group Trust, 4.75%, 09/15/30	2,395	2,373,407
LXP Industrial Trust
2.38%, 10/01/31	615	507,360
2.70%, 09/15/30	818	714,852
6.75%, 11/15/28	1,435	1,516,590
Mid-America Apartments LP
1.10%, 09/15/26	2,645	2,485,712
1.70%, 02/15/31	3,071	2,576,820
2.75%, 03/15/30	1,555	1,412,310
2.88%, 09/15/51	1,360	896,548
3.60%, 06/01/27	3,390	3,319,886
3.95%, 03/15/29	3,040	2,961,935
4.20%, 06/15/28	2,083	2,056,006
5.00%, 03/15/34(b)	920	924,137
5.30%, 02/15/32	1,495	1,532,434
National Health Investors Inc., 3.00%, 02/01/31	2,413	2,079,053
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
NNN REIT Inc.
2.50%, 04/15/30	$2,622	$2,323,448
3.00%, 04/15/52	1,768	1,148,417
3.10%, 04/15/50(b)	2,122	1,421,686
3.50%, 10/15/27	1,240	1,204,163
3.50%, 04/15/51	2,647	1,894,763
3.60%, 12/15/26	2,367	2,317,946
4.30%, 10/15/28	1,440	1,421,132
4.80%, 10/15/48	1,165	1,033,571
5.50%, 06/15/34	1,680	1,718,368
5.60%, 10/15/33	2,105	2,167,275
Omega Healthcare Investors Inc.
3.25%, 04/15/33	3,363	2,890,099
3.38%, 02/01/31	3,009	2,713,966
3.63%, 10/01/29	2,547	2,379,513
4.50%, 04/01/27	2,970	2,939,068
4.75%, 01/15/28	2,822	2,804,937
5.25%, 01/15/26(b)	3,710	3,716,154
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,290	1,953,349
4.95%, 01/15/35	700	677,425
5.75%, 07/15/34	1,260	1,294,220
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	607,339
3.15%, 08/15/30(b)	2,088	1,805,591
6.88%, 07/15/29	200	206,531
9.25%, 07/20/28	650	717,829
Prologis LP
1.25%, 10/15/30	3,368	2,791,798
1.63%, 03/15/31	2,554	2,122,201
1.75%, 07/01/30	2,162	1,851,258
1.75%, 02/01/31	2,580	2,181,084
2.13%, 04/15/27	2,756	2,614,203
2.13%, 10/15/50	3,157	1,763,738
2.25%, 04/15/30	3,912	3,465,561
2.25%, 01/15/32(b)	3,307	2,818,050
2.88%, 11/15/29	2,100	1,948,335
3.00%, 04/15/50	3,738	2,543,738
3.05%, 03/01/50	2,043	1,400,722
3.25%, 06/30/26	1,204	1,181,785
3.25%, 10/01/26	2,180	2,135,320
3.38%, 12/15/27	2,320	2,251,678
3.88%, 09/15/28	2,147	2,099,602
4.00%, 09/15/28	2,491	2,445,458
4.38%, 02/01/29	1,776	1,768,780
4.38%, 09/15/48	1,024	895,060
4.63%, 01/15/33	2,980	2,946,882
4.75%, 06/15/33	2,168	2,151,068
4.88%, 06/15/28	3,555	3,603,113
5.00%, 03/15/34	2,679	2,687,360
5.00%, 01/31/35	2,120	2,122,047
5.13%, 01/15/34	2,810	2,843,871
5.25%, 06/15/53	5,670	5,611,111
5.25%, 03/15/54	3,405	3,375,354
Public Storage Operating Co.
0.88%, 02/15/26(b)	3,808	3,648,870
1.50%, 11/09/26(b)	4,272	4,039,657
1.85%, 05/01/28(b)	3,180	2,922,609
1.95%, 11/09/28	3,200	2,909,277
2.25%, 11/09/31	3,100	2,649,733

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.30%, 05/01/31	$3,140	$2,736,912
3.09%, 09/15/27	2,610	2,518,440
3.39%, 05/01/29	3,056	2,913,243
5.10%, 08/01/33	1,010	1,026,066
5.13%, 01/15/29	2,791	2,858,134
5.35%, 08/01/53	2,979	2,991,541
Rayonier LP, 2.75%, 05/17/31	2,552	2,211,116
Realty Income Corp.
0.75%, 03/15/26	2,023	1,925,525
1.80%, 03/15/33	1,818	1,425,039
2.10%, 03/15/28	2,616	2,414,650
2.20%, 06/15/28	1,950	1,795,383
2.70%, 02/15/32	1,655	1,430,848
2.85%, 12/15/32	2,136	1,843,126
3.00%, 01/15/27	2,999	2,904,618
3.10%, 12/15/29	2,959	2,751,700
3.20%, 02/15/31	1,460	1,335,883
3.25%, 06/15/29	1,672	1,576,376
3.25%, 01/15/31	5,279	4,845,869
3.40%, 01/15/28	2,955	2,855,061
3.40%, 01/15/30	2,690	2,524,563
3.65%, 01/15/28	3,209	3,119,986
3.95%, 08/15/27	3,481	3,438,433
4.00%, 07/15/29(b)	2,442	2,377,539
4.13%, 10/15/26	3,051	3,022,645
4.65%, 03/15/47	3,174	2,877,758
4.70%, 12/15/28	2,280	2,288,501
4.75%, 02/15/29	2,005	2,009,648
4.85%, 03/15/30	1,240	1,247,350
4.88%, 06/01/26	3,739	3,750,218
4.90%, 07/15/33	3,505	3,469,983
5.05%, 01/13/26	1,810	1,810,020
5.13%, 02/15/34	3,055	3,072,426
5.38%, 09/01/54	635	631,903
5.63%, 10/13/32	3,090	3,227,241
Regency Centers LP
2.95%, 09/15/29	2,220	2,059,421
3.60%, 02/01/27	636	621,933
3.70%, 06/15/30	1,153	1,092,751
4.13%, 03/15/28	1,861	1,829,296
4.40%, 02/01/47	1,923	1,661,684
4.65%, 03/15/49	1,666	1,479,126
5.10%, 01/15/35	735	733,943
5.25%, 01/15/34	790	802,468
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	125	133,996
Rexford Industrial Realty LP
2.13%, 12/01/30	2,268	1,919,646
2.15%, 09/01/31	2,255	1,870,077
5.00%, 06/15/28	1,540	1,545,278
Sabra Health Care LP
3.20%, 12/01/31	3,867	3,388,490
3.90%, 10/15/29	2,548	2,401,732
5.13%, 08/15/26	6,081	6,086,939
Safehold GL Holdings LLC
2.80%, 06/15/31	2,505	2,162,349
2.85%, 01/15/32	905	773,365
5.65%, 01/15/35	1,330	1,333,295
6.10%, 04/01/34	905	941,277
Simon Property Group LP
1.38%, 01/15/27(b)	3,494	3,274,871
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.75%, 02/01/28	$3,615	$3,326,810
2.20%, 02/01/31	3,374	2,915,623
2.25%, 01/15/32	3,610	3,063,786
2.45%, 09/13/29	6,018	5,462,372
2.65%, 07/15/30	2,378	2,134,805
2.65%, 02/01/32	2,575	2,231,667
3.25%, 11/30/26(b)	4,223	4,118,486
3.25%, 09/13/49	5,753	4,088,728
3.30%, 01/15/26	5,157	5,085,318
3.38%, 06/15/27	2,842	2,770,512
3.38%, 12/01/27	5,308	5,159,236
3.80%, 07/15/50	3,605	2,793,474
4.25%, 10/01/44	1,830	1,574,700
4.25%, 11/30/46(b)	2,437	2,076,837
4.75%, 09/26/34	2,295	2,233,321
4.75%, 03/15/42	2,676	2,483,727
5.50%, 03/08/33	2,950	3,055,143
5.85%, 03/08/53	2,925	3,088,284
6.25%, 01/15/34	1,245	1,350,019
6.65%, 01/15/54	3,264	3,815,358
6.75%, 02/01/40	2,738	3,122,671
Store Capital LLC
2.70%, 12/01/31	1,960	1,638,679
2.75%, 11/18/30	1,344	1,163,971
4.50%, 03/15/28	1,827	1,782,787
4.63%, 03/15/29	1,896	1,841,365
Sun Communities Operating LP
2.30%, 11/01/28	1,103	1,000,291
2.70%, 07/15/31	3,462	2,970,102
4.20%, 04/15/32	2,320	2,161,820
5.50%, 01/15/29	1,595	1,616,194
5.70%, 01/15/33	2,325	2,368,987
Tanger Properties LP
2.75%, 09/01/31	1,890	1,614,254
3.13%, 09/01/26	1,718	1,661,834
3.88%, 07/15/27	1,661	1,614,485
UDR Inc.
1.90%, 03/15/33	2,075	1,636,463
2.10%, 08/01/32	1,695	1,380,051
2.10%, 06/15/33	1,120	884,138
2.95%, 09/01/26	1,535	1,485,904
3.00%, 08/15/31	2,488	2,226,369
3.10%, 11/01/34	1,218	1,021,249
3.20%, 01/15/30	2,933	2,719,321
3.50%, 07/01/27	1,858	1,802,225
3.50%, 01/15/28	1,050	1,009,052
4.40%, 01/26/29	2,090	2,053,649
5.13%, 09/01/34	1,000	997,413
Ventas Realty LP
2.50%, 09/01/31	3,390	2,921,293
3.00%, 01/15/30	2,750	2,517,138
3.25%, 10/15/26	1,404	1,365,042
3.85%, 04/01/27	1,760	1,725,266
4.00%, 03/01/28	1,638	1,603,946
4.13%, 01/15/26	3,489	3,462,950
4.38%, 02/01/45	1,198	1,019,439
4.40%, 01/15/29	2,354	2,320,308
4.75%, 11/15/30(b)	1,165	1,156,522
4.88%, 04/15/49	1,577	1,427,597
5.00%, 01/15/35	1,210	1,185,149
5.63%, 07/01/34	1,295	1,334,250

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.70%, 09/30/43	$1,750	$1,762,431
VICI Properties LP
4.75%, 02/15/28	6,305	6,281,726
4.95%, 02/15/30	5,075	5,029,593
5.13%, 05/15/32	6,620	6,554,954
5.63%, 05/15/52	4,113	3,980,959
5.75%, 04/01/34	880	904,380
6.13%, 04/01/54(b)	2,650	2,748,018
Welltower OP LLC
2.05%, 01/15/29(b)	2,423	2,183,904
2.70%, 02/15/27	4,169	4,016,530
2.75%, 01/15/31	2,001	1,778,016
2.75%, 01/15/32	2,515	2,188,910
2.80%, 06/01/31	3,925	3,478,222
3.10%, 01/15/30	4,275	3,940,823
3.85%, 06/15/32	1,920	1,792,729
4.13%, 03/15/29	3,031	2,964,495
4.25%, 04/01/26	4,672	4,642,537
4.25%, 04/15/28	4,033	3,981,121
4.95%, 09/01/48	1,165	1,098,962
6.50%, 03/15/41	2,477	2,765,610
Weyerhaeuser Co.
3.38%, 03/09/33	1,040	928,241
4.00%, 11/15/29	3,374	3,256,858
4.00%, 04/15/30	4,020	3,874,351
4.00%, 03/09/52	1,824	1,447,623
4.75%, 05/15/26	3,887	3,889,261
6.95%, 10/01/27	2,809	2,982,551
7.38%, 03/15/32	3,673	4,183,742
WP Carey Inc.
2.25%, 04/01/33	1,780	1,437,430
2.40%, 02/01/31	2,803	2,419,529
2.45%, 02/01/32	2,770	2,325,453
3.85%, 07/15/29(b)	3,191	3,067,738
4.25%, 10/01/26	2,100	2,078,375
5.38%, 06/30/34	1,630	1,646,525
		1,149,631,310
Retail — 0.6%
AutoNation Inc.
1.95%, 08/01/28	1,257	1,129,806
2.40%, 08/01/31	2,325	1,940,129
3.80%, 11/15/27	2,377	2,307,924
3.85%, 03/01/32	3,120	2,845,124
4.75%, 06/01/30	2,668	2,621,373
AutoZone Inc.
1.65%, 01/15/31	1,161	968,596
3.13%, 04/21/26	3,118	3,052,375
3.75%, 06/01/27	3,839	3,762,936
3.75%, 04/18/29	2,430	2,338,130
4.00%, 04/15/30	3,385	3,266,188
4.50%, 02/01/28	2,675	2,668,221
4.75%, 08/01/32	3,190	3,148,833
4.75%, 02/01/33	2,745	2,691,149
5.05%, 07/15/26	2,145	2,160,603
5.10%, 07/15/29	2,175	2,210,697
5.20%, 08/01/33	1,265	1,274,532
5.40%, 07/15/34	2,815	2,859,282
6.25%, 11/01/28	2,425	2,560,499
6.55%, 11/01/33	2,265	2,486,426
Security	Par (000)	Value
Retail (continued)
Best Buy Co. Inc.
1.95%, 10/01/30	$3,984	$3,407,873
4.45%, 10/01/28(b)	3,244	3,221,557
Costco Wholesale Corp.
1.38%, 06/20/27	6,426	5,977,747
1.60%, 04/20/30	7,689	6,642,060
1.75%, 04/20/32	4,625	3,834,650
3.00%, 05/18/27	5,502	5,358,771
Darden Restaurants Inc.
3.85%, 05/01/27	3,569	3,493,676
4.35%, 10/15/27	1,440	1,426,347
4.55%, 10/15/29	1,970	1,933,915
4.55%, 02/15/48	2,455	2,062,816
6.30%, 10/10/33(b)	1,110	1,182,897
Dick's Sporting Goods Inc.
3.15%, 01/15/32(b)	3,230	2,862,731
4.10%, 01/15/52	4,940	3,721,684
Dollar General Corp.
3.50%, 04/03/30	3,538	3,274,752
3.88%, 04/15/27	3,401	3,330,951
4.13%, 05/01/28	2,477	2,422,701
4.13%, 04/03/50	3,170	2,437,216
4.63%, 11/01/27	2,782	2,769,250
5.00%, 11/01/32(b)	4,235	4,122,838
5.20%, 07/05/28	1,885	1,902,731
5.45%, 07/05/33(b)	2,395	2,393,521
5.50%, 11/01/52(b)	1,501	1,411,287
Dollar Tree Inc.
2.65%, 12/01/31(b)	3,885	3,302,631
3.38%, 12/01/51	3,735	2,479,604
4.20%, 05/15/28	6,198	6,063,673
Genuine Parts Co.
1.88%, 11/01/30	3,370	2,834,536
2.75%, 02/01/32	1,190	1,023,011
4.95%, 08/15/29	2,415	2,416,260
6.50%, 11/01/28	2,095	2,221,077
6.88%, 11/01/33(b)	2,010	2,249,872
Home Depot Inc. (The)
0.90%, 03/15/28	3,732	3,350,193
1.38%, 03/15/31	6,415	5,290,181
1.50%, 09/15/28	2,490	2,243,204
1.88%, 09/15/31	3,390	2,854,007
2.13%, 09/15/26	5,035	4,839,528
2.38%, 03/15/51	5,575	3,353,855
2.50%, 04/15/27	5,029	4,824,244
2.70%, 04/15/30	7,201	6,564,745
2.75%, 09/15/51	3,730	2,419,648
2.80%, 09/14/27	4,914	4,724,274
2.88%, 04/15/27	3,260	3,158,345
2.95%, 06/15/29	5,126	4,805,610
3.00%, 04/01/26	6,397	6,284,292
3.13%, 12/15/49	5,884	4,176,401
3.25%, 04/15/32	6,465	5,891,278
3.30%, 04/15/40	4,877	3,952,779
3.35%, 04/15/50	6,331	4,676,541
3.50%, 09/15/56	4,385	3,248,066
3.63%, 04/15/52	6,685	5,151,921
3.90%, 12/06/28	5,808	5,709,659
3.90%, 06/15/47	5,381	4,440,599
4.20%, 04/01/43	4,734	4,174,301
4.25%, 04/01/46	6,830	5,972,321

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.40%, 03/15/45	$4,337	$3,894,735
4.50%, 09/15/32	2,590	2,572,562
4.50%, 12/06/48	7,013	6,330,225
4.75%, 06/25/29	3,365	3,404,215
4.85%, 06/25/31	4,695	4,757,424
4.88%, 06/25/27	4,470	4,527,755
4.88%, 02/15/44	4,750	4,547,718
4.90%, 04/15/29	2,940	2,990,847
4.95%, 09/30/26	2,720	2,747,086
4.95%, 06/25/34	5,960	6,029,031
4.95%, 09/15/52(b)	3,210	3,085,099
5.15%, 06/25/26	6,285	6,359,254
5.30%, 06/25/54	2,085	2,110,557
5.40%, 09/15/40	2,773	2,853,038
5.40%, 06/25/64	1,228	1,251,837
5.88%, 12/16/36	13,635	14,803,114
5.95%, 04/01/41	4,505	4,913,754
Lowe's Companies Inc.
1.30%, 04/15/28	5,047	4,538,486
1.70%, 09/15/28	5,283	4,760,432
1.70%, 10/15/30	5,103	4,323,947
2.50%, 04/15/26	4,547	4,428,208
2.63%, 04/01/31	6,947	6,134,263
2.80%, 09/15/41	4,641	3,322,190
3.00%, 10/15/50(b)	6,893	4,528,874
3.10%, 05/03/27	5,991	5,793,975
3.35%, 04/01/27	3,143	3,059,618
3.50%, 04/01/51	2,882	2,077,741
3.65%, 04/05/29	6,333	6,088,562
3.70%, 04/15/46	5,566	4,308,357
3.75%, 04/01/32	6,050	5,647,973
4.05%, 05/03/47	6,724	5,472,703
4.25%, 04/01/52	5,970	4,911,344
4.38%, 09/15/45	2,750	2,378,627
4.45%, 04/01/62	4,020	3,303,214
4.50%, 04/15/30	5,749	5,698,468
4.55%, 04/05/49	2,413	2,097,180
4.65%, 04/15/42	2,850	2,607,916
4.80%, 04/01/26	3,630	3,640,310
5.00%, 04/15/33	4,330	4,360,305
5.00%, 04/15/40	2,446	2,394,105
5.13%, 04/15/50	2,025	1,916,306
5.15%, 07/01/33(b)	3,975	4,047,461
5.50%, 10/15/35(b)	1,553	1,622,175
5.63%, 04/15/53	6,325	6,407,656
5.75%, 07/01/53	1,975	2,040,918
5.80%, 09/15/62	4,225	4,329,820
5.85%, 04/01/63	3,030	3,124,719
6.50%, 03/15/29	3,495	3,759,510
McDonald's Corp.
2.13%, 03/01/30	4,540	4,006,662
2.63%, 09/01/29	5,278	4,864,097
3.50%, 03/01/27	5,399	5,281,244
3.50%, 07/01/27	4,998	4,880,220
3.60%, 07/01/30	4,695	4,456,618
3.63%, 05/01/43	2,331	1,866,999
3.63%, 09/01/49	7,867	5,988,774
3.70%, 01/30/26	6,325	6,272,623
3.70%, 02/15/42	2,906	2,372,236
3.80%, 04/01/28	5,481	5,369,020
4.20%, 04/01/50	3,306	2,761,266
Security	Par (000)	Value
Retail (continued)
4.45%, 03/01/47	$5,069	$4,463,439
4.45%, 09/01/48	3,190	2,797,035
4.60%, 09/09/32	1,105	1,099,198
4.60%, 05/26/45	2,819	2,553,298
4.70%, 12/09/35	3,281	3,220,758
4.80%, 08/14/28	1,980	1,997,700
4.88%, 07/15/40	1,057	1,026,537
4.88%, 12/09/45	7,080	6,635,952
4.95%, 08/14/33(b)	2,985	3,029,768
5.00%, 05/17/29	1,890	1,925,205
5.15%, 09/09/52	2,095	2,030,837
5.20%, 05/17/34(b)	1,740	1,800,059
5.45%, 08/14/53	3,795	3,811,223
5.70%, 02/01/39	1,804	1,898,285
6.30%, 10/15/37	3,908	4,330,665
6.30%, 03/01/38	3,483	3,861,014
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,495	1,244,527
3.55%, 03/15/26	3,568	3,514,484
3.60%, 09/01/27	3,811	3,713,514
3.90%, 06/01/29	2,827	2,740,457
4.20%, 04/01/30	3,381	3,293,609
4.35%, 06/01/28	1,950	1,935,409
4.70%, 06/15/32	4,005	3,940,154
5.00%, 08/19/34	2,205	2,184,126
5.75%, 11/20/26	2,760	2,816,532
Ross Stores Inc.
0.88%, 04/15/26	3,830	3,638,187
1.88%, 04/15/31	2,145	1,798,819
Starbucks Corp.
2.00%, 03/12/27	3,586	3,395,722
2.25%, 03/12/30	4,120	3,659,319
2.45%, 06/15/26	2,706	2,623,894
2.55%, 11/15/30	6,201	5,506,784
3.00%, 02/14/32	4,705	4,200,298
3.35%, 03/12/50	3,418	2,423,437
3.50%, 03/01/28	2,886	2,807,179
3.50%, 11/15/50	4,495	3,320,213
3.55%, 08/15/29	4,120	3,949,732
3.75%, 12/01/47	2,129	1,640,261
4.00%, 11/15/28	4,650	4,557,293
4.30%, 06/15/45	2,941	2,497,440
4.45%, 08/15/49	3,489	3,026,304
4.50%, 11/15/48	5,525	4,833,017
4.75%, 02/15/26	3,890	3,900,486
4.80%, 02/15/33	2,525	2,526,775
4.85%, 02/08/27	2,695	2,717,545
4.90%, 02/15/31(b)	1,615	1,638,699
5.00%, 02/15/34	1,615	1,620,652
Target Corp.
1.95%, 01/15/27(b)	5,567	5,302,622
2.35%, 02/15/30	4,136	3,719,149
2.50%, 04/15/26	6,276	6,137,361
2.65%, 09/15/30	3,424	3,095,581
2.95%, 01/15/52	5,715	3,843,037
3.38%, 04/15/29(b)	5,723	5,483,760
3.63%, 04/15/46	3,998	3,150,450
3.90%, 11/15/47	3,582	2,938,774
4.00%, 07/01/42	2,776	2,422,752
4.40%, 01/15/33	2,425	2,371,550
4.50%, 09/15/32	4,585	4,519,260

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.50%, 09/15/34	$2,535	$2,469,792
4.80%, 01/15/53(b)	6,066	5,692,664
6.35%, 11/01/32	691	771,172
6.50%, 10/15/37	1,888	2,143,038
7.00%, 01/15/38	1,579	1,866,550
TJX Companies Inc. (The)
1.15%, 05/15/28	1,476	1,326,157
1.60%, 05/15/31	455	379,360
2.25%, 09/15/26	5,960	5,743,544
3.88%, 04/15/30	3,800	3,675,369
4.50%, 04/15/50	3,095	2,841,910
Tractor Supply Co.
1.75%, 11/01/30	3,265	2,759,145
5.25%, 05/15/33	1,170	1,189,652
Walmart Inc.
2.38%, 09/24/29(b)	1,312	1,211,126
2.50%, 09/22/41	6,326	4,585,839
2.65%, 09/22/51	7,835	5,152,843
2.95%, 09/24/49	3,368	2,393,468
3.05%, 07/08/26	1,920	1,883,330
3.25%, 07/08/29	2,903	2,798,798
3.63%, 12/15/47	1,345	1,085,021
3.70%, 06/26/28(b)	5,057	4,982,753
3.90%, 04/15/28	3,830	3,793,801
3.95%, 06/28/38	2,610	2,418,071
4.00%, 04/15/26(b)	2,625	2,615,225
4.00%, 04/15/30(b)	3,094	3,067,948
4.00%, 04/11/43	615	546,639
4.05%, 06/29/48	4,005	3,475,725
4.10%, 04/15/33(b)	4,245	4,138,888
4.15%, 09/09/32	4,510	4,445,334
4.30%, 04/22/44	710	655,230
4.50%, 09/09/52	3,460	3,193,771
4.50%, 04/15/53	9,005	8,333,617
5.00%, 10/25/40(b)	1,015	1,035,334
5.25%, 09/01/35	2,660	2,821,334
5.63%, 04/01/40(b)	1,506	1,633,036
5.63%, 04/15/41	305	330,098
5.88%, 04/05/27	340	353,161
6.20%, 04/15/38	1,754	1,994,252
6.50%, 08/15/37	6,024	7,050,817
7.55%, 02/15/30	2,950	3,411,110
		779,999,882
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32	3,545	3,360,468
4.39%, 06/01/52(b)	3,125	2,743,499
Analog Devices Inc.
1.70%, 10/01/28	4,594	4,159,046
2.10%, 10/01/31	3,405	2,905,712
2.80%, 10/01/41	3,595	2,644,471
2.95%, 10/01/51	5,560	3,767,200
3.45%, 06/15/27	3,377	3,297,736
3.50%, 12/05/26	5,843	5,741,075
5.05%, 04/01/34	2,535	2,582,759
5.30%, 12/15/45	560	561,577
5.30%, 04/01/54	2,185	2,205,393
Applied Materials Inc.
1.75%, 06/01/30	5,795	5,011,007
2.75%, 06/01/50	3,996	2,649,829
3.30%, 04/01/27	6,925	6,761,193
Security	Par (000)	Value
Semiconductors (continued)
4.35%, 04/01/47	$4,607	$4,100,998
4.80%, 06/15/29	2,270	2,302,777
5.10%, 10/01/35	2,994	3,070,941
5.85%, 06/15/41	3,009	3,243,465
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	5,149	4,976,509
3.88%, 01/15/27	14,352	14,142,297
Broadcom Inc.
1.95%, 02/15/28(c)	1,140	1,049,187
2.45%, 02/15/31(c)	11,000	9,600,968
2.60%, 02/15/33(c)	6,475	5,431,071
3.14%, 11/15/35(c)	8,515	7,088,771
3.19%, 11/15/36(b)(c)	4,800	3,949,606
3.42%, 04/15/33(c)	11,561	10,292,994
3.46%, 09/15/26	2,465	2,416,137
3.47%, 04/15/34(c)	13,830	12,207,890
3.50%, 02/15/41(c)	12,373	9,910,613
3.75%, 02/15/51(c)	8,836	6,791,845
4.00%, 04/15/29(c)	5,480	5,312,821
4.11%, 09/15/28	940	924,210
4.15%, 02/15/28	3,355	3,309,457
4.15%, 11/15/30	6,045	5,852,206
4.15%, 04/15/32(c)	5,320	5,053,883
4.30%, 11/15/32	8,024	7,695,920
4.35%, 02/15/30	4,590	4,508,477
4.75%, 04/15/29	2,405	2,407,609
4.80%, 10/15/34	7,040	6,894,975
4.93%, 05/15/37(c)	20,030	19,466,714
5.00%, 04/15/30	1,080	1,092,906
5.05%, 07/12/27	6,640	6,709,297
5.05%, 07/12/29	5,145	5,206,615
5.15%, 11/15/31	6,185	6,294,065
Series ., 4.55%, 02/15/32	3,930	3,847,909
Intel Corp.
1.60%, 08/12/28	4,863	4,333,669
2.00%, 08/12/31(b)	5,470	4,531,073
2.45%, 11/15/29	8,587	7,675,466
2.60%, 05/19/26	5,336	5,177,415
2.80%, 08/12/41	4,750	3,222,458
3.05%, 08/12/51	4,370	2,713,997
3.10%, 02/15/60	4,925	2,902,112
3.15%, 05/11/27	4,448	4,288,154
3.20%, 08/12/61	3,860	2,296,286
3.25%, 11/15/49	11,233	7,349,072
3.73%, 12/08/47	8,725	6,270,271
3.75%, 03/25/27	5,570	5,446,846
3.75%, 08/05/27	5,460	5,324,603
3.90%, 03/25/30	6,989	6,659,203
4.00%, 08/05/29	4,530	4,376,744
4.00%, 12/15/32	4,476	4,159,485
4.10%, 05/19/46	5,522	4,252,894
4.10%, 05/11/47	6,638	5,102,231
4.15%, 08/05/32	3,915	3,683,927
4.25%, 12/15/42(b)	2,077	1,698,779
4.60%, 03/25/40	4,679	4,125,353
4.75%, 03/25/50(b)	8,159	6,844,263
4.80%, 10/01/41	2,575	2,288,082
4.88%, 02/10/26	7,350	7,360,091
4.88%, 02/10/28	6,741	6,754,572
4.90%, 07/29/45	3,816	3,328,352

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.90%, 08/05/52(b)	$4,620	$3,935,726
4.95%, 03/25/60	4,584	3,884,690
5.00%, 02/21/31	2,580	2,588,897
5.05%, 08/05/62	4,136	3,512,890
5.13%, 02/10/30	5,895	5,970,205
5.15%, 02/21/34(b)	2,435	2,425,854
5.20%, 02/10/33(b)	8,955	8,965,585
5.60%, 02/21/54	1,880	1,781,796
5.63%, 02/10/43	4,500	4,379,487
5.70%, 02/10/53(b)	7,300	6,988,521
5.90%, 02/10/63	5,640	5,498,179
KLA Corp.
3.30%, 03/01/50	3,818	2,799,261
4.10%, 03/15/29	6,443	6,351,995
4.65%, 07/15/32	2,825	2,824,564
4.70%, 02/01/34(b)	1,530	1,519,997
4.95%, 07/15/52	6,425	6,135,989
5.00%, 03/15/49	2,219	2,142,028
5.25%, 07/15/62	4,125	4,110,659
Lam Research Corp.
1.90%, 06/15/30	5,200	4,512,183
2.88%, 06/15/50	3,104	2,076,678
3.13%, 06/15/60	3,276	2,153,242
3.75%, 03/15/26(b)	5,925	5,866,751
4.00%, 03/15/29	6,636	6,518,993
4.88%, 03/15/49	3,835	3,609,881
Marvell Technology Inc.
1.65%, 04/15/26	3,740	3,579,148
2.45%, 04/15/28	4,252	3,938,978
2.95%, 04/15/31	3,260	2,906,294
4.88%, 06/22/28	1,790	1,790,648
5.75%, 02/15/29	1,195	1,235,044
5.95%, 09/15/33	1,515	1,600,195
Microchip Technology Inc., 5.05%, 03/15/29	3,205	3,225,426
Micron Technology Inc.
2.70%, 04/15/32	4,587	3,922,167
3.37%, 11/01/41	2,455	1,870,874
3.48%, 11/01/51	2,860	2,045,661
4.19%, 02/15/27	4,609	4,555,171
4.66%, 02/15/30	4,062	4,019,121
4.98%, 02/06/26	3,421	3,424,951
5.30%, 01/15/31	2,535	2,573,130
5.33%, 02/06/29	3,169	3,222,962
5.38%, 04/15/28	3,030	3,089,945
5.88%, 02/09/33	3,070	3,211,182
5.88%, 09/15/33	4,385	4,593,402
6.75%, 11/01/29	5,560	5,995,287
NVIDIA Corp.
1.55%, 06/15/28	8,790	8,023,407
2.00%, 06/15/31	6,623	5,726,103
2.85%, 04/01/30	6,392	5,926,267
3.20%, 09/16/26	5,347	5,245,441
3.50%, 04/01/40	4,568	3,914,451
3.50%, 04/01/50	9,417	7,427,081
3.70%, 04/01/60	3,440	2,708,798
NXP BV/NXP Funding LLC
5.35%, 03/01/26	3,170	3,186,626
5.55%, 12/01/28	2,762	2,837,034
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	4,694	4,054,803
2.65%, 02/15/32	4,541	3,894,903
Security	Par (000)	Value
Semiconductors (continued)
3.13%, 02/15/42	$2,795	$2,038,587
3.15%, 05/01/27	2,885	2,780,378
3.25%, 05/11/41	4,065	3,093,869
3.25%, 11/30/51	2,945	2,003,202
3.40%, 05/01/30	4,483	4,157,690
3.88%, 06/18/26	4,435	4,378,975
4.30%, 06/18/29	5,299	5,192,061
4.40%, 06/01/27	1,360	1,353,201
5.00%, 01/15/33	5,100	5,063,359
Qorvo Inc., 4.38%, 10/15/29	5,490	5,185,263
Qualcomm Inc.
1.30%, 05/20/28(b)	5,295	4,771,843
1.65%, 05/20/32	5,983	4,850,641
2.15%, 05/20/30	7,555	6,676,461
3.25%, 05/20/27	9,412	9,163,159
3.25%, 05/20/50(b)	3,684	2,655,534
4.25%, 05/20/32	2,746	2,671,650
4.30%, 05/20/47	6,680	5,786,499
4.50%, 05/20/52	4,275	3,769,231
4.65%, 05/20/35	6,227	6,151,799
4.80%, 05/20/45	6,361	5,979,109
5.40%, 05/20/33(b)	3,520	3,689,670
6.00%, 05/20/53	4,840	5,288,275
Skyworks Solutions Inc.
1.80%, 06/01/26	3,655	3,494,320
3.00%, 06/01/31	3,165	2,758,848
Texas Instruments Inc.
1.13%, 09/15/26	2,045	1,931,777
1.75%, 05/04/30	5,230	4,533,957
1.90%, 09/15/31(b)	3,425	2,925,158
2.25%, 09/04/29	4,303	3,908,008
2.70%, 09/15/51	2,775	1,801,900
2.90%, 11/03/27	4,241	4,082,244
3.65%, 08/16/32	3,830	3,593,892
3.88%, 03/15/39	4,848	4,321,127
4.10%, 08/16/52	1,931	1,618,284
4.15%, 05/15/48	7,616	6,541,473
4.60%, 02/08/27	1,995	2,006,975
4.60%, 02/15/28	4,245	4,281,308
4.60%, 02/08/29	1,955	1,970,523
4.85%, 02/08/34	2,075	2,100,263
4.90%, 03/14/33(b)	2,500	2,545,736
5.00%, 03/14/53	3,805	3,701,418
5.05%, 05/18/63	3,840	3,689,646
5.15%, 02/08/54	1,315	1,307,636
TSMC Arizona Corp.
1.75%, 10/25/26	8,910	8,440,103
2.50%, 10/25/31	9,020	7,871,262
3.13%, 10/25/41	6,670	5,361,827
3.25%, 10/25/51	5,390	4,132,885
3.88%, 04/22/27	3,165	3,112,311
4.13%, 04/22/29	1,405	1,383,090
4.25%, 04/22/32(b)	2,395	2,343,166
4.50%, 04/22/52(b)	1,615	1,554,629
Xilinx Inc., 2.38%, 06/01/30	4,896	4,374,907
		768,397,176
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	2,954	2,670,446
3.48%, 12/01/27	3,541	3,406,180
4.20%, 05/01/30	2,435	2,326,691

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding (continued)
5.35%, 01/15/30	$1,675	$1,690,861
5.75%, 01/15/35	1,765	1,801,437
		11,895,615
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	6,126	5,854,227
2.30%, 02/01/30	7,596	6,840,462
4.80%, 04/04/29	2,900	2,946,416
4.85%, 04/04/27	2,840	2,874,361
4.95%, 04/04/34	2,055	2,094,727
AppLovin Corp.
5.13%, 12/01/29	3,685	3,711,221
5.38%, 12/01/31	1,195	1,208,021
5.50%, 12/01/34	2,530	2,559,970
5.95%, 12/01/54	670	689,194
Atlassian Corp.
5.25%, 05/15/29	2,120	2,162,348
5.50%, 05/15/34(b)	1,530	1,566,847
Autodesk Inc.
2.40%, 12/15/31	5,118	4,389,637
2.85%, 01/15/30	3,312	3,030,692
3.50%, 06/15/27	4,205	4,095,186
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	5,066	4,405,560
2.90%, 12/01/29	4,388	4,016,511
3.40%, 06/27/26	3,472	3,403,110
Cadence Design Systems Inc.
4.20%, 09/10/27	1,065	1,058,691
4.30%, 09/10/29	3,055	3,020,670
4.70%, 09/10/34	1,550	1,524,330
Concentrix Corp.
6.60%, 08/02/28(b)	4,380	4,481,341
6.65%, 08/02/26	4,430	4,517,626
6.85%, 08/02/33(b)	3,520	3,616,472
Electronic Arts Inc.
1.85%, 02/15/31	4,707	3,977,677
2.95%, 02/15/51	3,548	2,392,631
4.80%, 03/01/26	4,202	4,211,186
Fidelity National Information Services Inc.
1.15%, 03/01/26	7,393	7,073,860
1.65%, 03/01/28	4,239	3,853,987
2.25%, 03/01/31	60	51,749
3.10%, 03/01/41	4,230	3,208,839
3.75%, 05/21/29	1,660	1,591,983
4.50%, 08/15/46	1,492	1,280,432
5.10%, 07/15/32	3,120	3,161,457
Fiserv Inc.
2.25%, 06/01/27	3,515	3,321,702
2.65%, 06/01/30	5,434	4,864,377
3.20%, 07/01/26	8,864	8,663,577
3.50%, 07/01/29	11,695	11,104,565
4.20%, 10/01/28	5,602	5,508,505
4.40%, 07/01/49	8,950	7,753,949
4.75%, 03/15/30	2,460	2,457,805
5.15%, 03/15/27	2,510	2,540,723
5.15%, 08/12/34	3,740	3,751,168
5.35%, 03/15/31(b)	2,950	3,042,919
5.38%, 08/21/28	3,440	3,517,318
5.45%, 03/02/28	4,349	4,452,143
5.45%, 03/15/34	2,550	2,613,314
5.60%, 03/02/33	2,200	2,281,817
Security	Par (000)	Value
Software (continued)
5.63%, 08/21/33	$3,640	$3,778,849
Intuit Inc.
1.35%, 07/15/27	3,409	3,157,307
1.65%, 07/15/30	5,112	4,372,697
5.13%, 09/15/28	4,435	4,542,863
5.20%, 09/15/33	4,425	4,542,487
5.25%, 09/15/26	4,165	4,218,202
5.50%, 09/15/53	2,805	2,882,511
Microsoft Corp.
1.35%, 09/15/30(b)	3,835	3,283,882
2.40%, 08/08/26	16,715	16,194,853
2.50%, 09/15/50	6,983	4,485,651
2.53%, 06/01/50	26,680	17,346,834
2.68%, 06/01/60	15,762	9,828,419
2.92%, 03/17/52	25,811	18,065,312
3.04%, 03/17/62	8,179	5,557,053
3.30%, 02/06/27	15,500	15,207,891
3.40%, 09/15/26(b)	6,400	6,305,285
3.40%, 06/15/27	3,745	3,675,798
3.45%, 08/08/36	8,226	7,367,740
3.50%, 02/12/35	10,896	10,130,821
3.50%, 11/15/42	4,125	3,500,427
3.70%, 08/08/46	5,020	4,214,892
3.75%, 02/12/45	2,585	2,261,204
3.95%, 08/08/56	1,600	1,359,583
4.00%, 02/12/55	2,415	2,082,160
4.10%, 02/06/37	3,901	3,745,313
4.20%, 11/03/35	2,235	2,191,480
4.25%, 02/06/47(b)	2,187	2,064,134
4.45%, 11/03/45	4,196	4,043,957
4.50%, 10/01/40	2,995	2,990,380
4.50%, 06/15/47	3,743	3,550,535
4.50%, 02/06/57	1,750	1,669,036
5.20%, 06/01/39(b)	1,780	1,936,844
5.30%, 02/08/41(b)	3,035	3,417,267
Oracle Corp.
1.65%, 03/25/26	10,105	9,720,375
2.30%, 03/25/28	10,375	9,661,017
2.65%, 07/15/26(b)	14,410	13,984,337
2.80%, 04/01/27	9,987	9,608,752
2.88%, 03/25/31	14,516	12,965,401
2.95%, 04/01/30	22,255	20,356,729
3.25%, 11/15/27	9,562	9,238,488
3.25%, 05/15/30	1,834	1,702,602
3.60%, 04/01/40	12,250	9,961,828
3.60%, 04/01/50	18,528	13,715,318
3.65%, 03/25/41	9,313	7,542,234
3.80%, 11/15/37	8,238	7,100,840
3.85%, 07/15/36	6,122	5,401,079
3.85%, 04/01/60	14,216	10,385,501
3.90%, 05/15/35	5,890	5,324,361
3.95%, 03/25/51	13,392	10,466,360
4.00%, 07/15/46	11,929	9,612,371
4.00%, 11/15/47	9,243	7,389,848
4.10%, 03/25/61	6,821	5,196,928
4.13%, 05/15/45	8,654	7,169,790
4.20%, 09/27/29	8,090	7,923,038
4.30%, 07/08/34	8,037	7,593,893
4.38%, 05/15/55	5,219	4,325,292
4.50%, 05/06/28	2,560	2,556,688
4.50%, 07/08/44	4,188	3,700,632

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.65%, 05/06/30	$2,495	$2,494,379
4.70%, 09/27/34	12,840	12,531,721
4.90%, 02/06/33	5,645	5,631,478
5.38%, 07/15/40	8,489	8,459,468
5.38%, 09/27/54	9,840	9,573,686
5.50%, 09/27/64	10,180	9,874,136
5.55%, 02/06/53	9,095	9,110,474
6.13%, 07/08/39	4,928	5,313,336
6.15%, 11/09/29(b)	5,850	6,214,692
6.25%, 11/09/32	8,007	8,678,951
6.50%, 04/15/38	5,250	5,808,422
6.90%, 11/09/52	9,940	11,701,612
Roper Technologies Inc.
1.40%, 09/15/27	3,441	3,167,380
1.75%, 02/15/31	4,983	4,160,170
2.00%, 06/30/30	3,409	2,948,214
2.95%, 09/15/29	3,943	3,644,138
3.80%, 12/15/26	4,222	4,161,485
3.85%, 12/15/25	3,091	3,062,333
4.20%, 09/15/28	4,694	4,635,206
4.50%, 10/15/29	2,215	2,198,984
4.75%, 02/15/32	2,440	2,421,204
4.90%, 10/15/34	4,495	4,425,289
Salesforce Inc.
1.50%, 07/15/28(b)	3,505	3,175,136
1.95%, 07/15/31	6,032	5,146,877
2.70%, 07/15/41	4,470	3,290,451
2.90%, 07/15/51	7,360	4,979,355
3.05%, 07/15/61	4,850	3,169,436
3.70%, 04/11/28	10,116	9,925,023
ServiceNow Inc., 1.40%, 09/01/30	8,669	7,297,753
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,715	4,615,728
4.00%, 04/14/32	2,938	2,774,915
4.95%, 03/28/28	4,435	4,476,639
5.00%, 03/28/26	5,480	5,500,899
5.40%, 06/12/29	2,565	2,623,487
5.60%, 06/12/34(b)	1,935	1,999,707
VMware LLC
1.40%, 08/15/26	6,242	5,898,188
1.80%, 08/15/28	3,829	3,460,673
2.20%, 08/15/31	3,213	2,703,286
3.90%, 08/21/27	5,061	4,959,537
4.65%, 05/15/27	4,691	4,689,644
4.70%, 05/15/30	4,175	4,131,955
Workday Inc.
3.50%, 04/01/27	4,700	4,596,800
3.70%, 04/01/29	3,443	3,318,420
3.80%, 04/01/32	4,920	4,568,482
		794,839,821
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	4,625	4,188,097
3.63%, 04/22/29	7,231	6,882,081
4.38%, 07/16/42	5,015	4,427,559
4.38%, 04/22/49(b)	5,826	5,067,343
4.70%, 07/21/32	4,815	4,726,285
6.13%, 11/15/37	1,530	1,632,497
6.13%, 03/30/40	8,122	8,673,792
6.38%, 03/01/35	5,813	6,351,976
Security	Par (000)	Value
Telecommunications (continued)
AT&T Inc.
1.65%, 02/01/28	$15,196	$13,881,392
1.70%, 03/25/26	9,341	8,992,480
2.25%, 02/01/32	12,416	10,467,700
2.30%, 06/01/27	9,187	8,692,694
2.55%, 12/01/33	16,163	13,340,625
2.75%, 06/01/31	12,246	10,871,210
2.95%, 07/15/26	4,161	4,058,152
3.10%, 02/01/43(b)	2,710	2,036,047
3.30%, 02/01/52	2,750	1,941,983
3.50%, 06/01/41	10,625	8,508,742
3.50%, 09/15/53	35,076	25,072,997
3.50%, 02/01/61	2,615	1,797,371
3.55%, 09/15/55	31,548	22,430,830
3.65%, 06/01/51	11,161	8,300,184
3.65%, 09/15/59	27,717	19,567,114
3.80%, 02/15/27	3,639	3,579,796
3.80%, 12/01/57	25,171	18,574,823
3.85%, 06/01/60	6,535	4,836,629
3.88%, 01/15/26	4,124	4,085,665
4.10%, 02/15/28	3,005	2,962,775
4.25%, 03/01/27	4,034	4,008,234
4.30%, 02/15/30	14,332	14,061,357
4.30%, 12/15/42	4,473	3,905,442
4.35%, 03/01/29	13,529	13,401,663
4.35%, 06/15/45	3,790	3,254,186
4.50%, 05/15/35	13,094	12,463,293
4.50%, 03/09/48	6,410	5,585,687
4.55%, 03/09/49	4,179	3,676,129
4.65%, 06/01/44	3,794	3,397,359
4.75%, 05/15/46	4,801	4,373,159
4.80%, 06/15/44	1,150	1,051,092
4.85%, 03/01/39	5,092	4,884,639
4.85%, 07/15/45	3,174	2,893,084
4.90%, 08/15/37	4,713	4,577,308
5.15%, 03/15/42	680	657,113
5.15%, 11/15/46	2,601	2,500,991
5.15%, 02/15/50	2,047	1,951,213
5.25%, 03/01/37	3,140	3,158,450
5.35%, 09/01/40	1,723	1,721,942
5.40%, 02/15/34	11,405	11,734,258
5.45%, 03/01/47	3,247	3,228,596
5.55%, 08/15/41	2,802	2,842,547
5.65%, 02/15/47	1,012	1,044,216
5.70%, 03/01/57	1,666	1,683,380
6.00%, 08/15/40	2,204	2,321,113
6.30%, 01/15/38	1,225	1,351,857
6.38%, 03/01/41	1,979	2,163,805
6.55%, 02/15/39	850	939,205
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	3,980	2,910,984
4.30%, 07/29/49	3,135	2,578,354
4.46%, 04/01/48	5,231	4,452,621
5.10%, 05/11/33	4,435	4,404,049
5.20%, 02/15/34	2,215	2,215,323
5.55%, 02/15/54	3,130	3,102,088
Series US-4, 3.65%, 03/17/51	2,924	2,135,004
Series US-5, 2.15%, 02/15/32	3,575	2,962,802
Series US-6, 3.20%, 02/15/52	2,965	1,988,080

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications PLC
5.13%, 12/04/28	$4,433	$4,495,243
9.63%, 12/15/30	11,281	13,894,836
Cisco Systems Inc.
2.50%, 09/20/26	5,702	5,532,208
2.95%, 02/28/26	4,905	4,820,265
4.80%, 02/26/27	6,595	6,661,747
4.85%, 02/26/29	9,036	9,192,375
4.90%, 02/26/26	4,440	4,468,492
4.95%, 02/26/31	5,795	5,908,109
5.05%, 02/26/34(b)	7,150	7,297,024
5.30%, 02/26/54	6,565	6,748,599
5.35%, 02/26/64	4,285	4,375,522
5.50%, 01/15/40	8,466	8,853,686
5.90%, 02/15/39	10,265	11,190,289
Corning Inc.
3.90%, 11/15/49	1,993	1,585,879
4.38%, 11/15/57	4,062	3,347,056
4.70%, 03/15/37(b)	1,517	1,444,515
4.75%, 03/15/42	2,210	2,046,579
5.35%, 11/15/48	2,724	2,673,441
5.45%, 11/15/79	4,103	3,946,293
5.75%, 08/15/40	1,797	1,861,065
5.85%, 11/15/68	1,897	1,934,822
Deutsche Telekom International Finance BV
8.75%, 06/15/30	15,465	18,239,765
9.25%, 06/01/32	3,582	4,544,316
Juniper Networks Inc.
1.20%, 12/10/25	2,030	1,958,246
2.00%, 12/10/30	2,961	2,492,824
3.75%, 08/15/29	2,711	2,586,255
5.95%, 03/15/41	2,219	2,267,108
Koninklijke KPN NV, 8.38%, 10/01/30	1,662	1,950,149
Motorola Solutions Inc.
2.30%, 11/15/30	3,171	2,748,249
2.75%, 05/24/31	5,030	4,432,446
4.60%, 02/23/28(b)	4,110	4,112,154
4.60%, 05/23/29	4,281	4,263,655
5.00%, 04/15/29	2,155	2,176,530
5.40%, 04/15/34	2,870	2,932,508
5.50%, 09/01/44	1,458	1,468,830
5.60%, 06/01/32	3,080	3,210,240
Nokia OYJ
4.38%, 06/12/27	3,848	3,777,631
6.63%, 05/15/39	2,836	2,930,799
Orange SA
5.38%, 01/13/42	3,964	3,951,929
5.50%, 02/06/44	3,424	3,464,805
9.00%, 03/01/31	11,595	14,070,532
Rogers Communications Inc.
2.90%, 11/15/26	4,082	3,939,059
3.20%, 03/15/27	4,140	4,003,903
3.63%, 12/15/25	4,488	4,431,906
3.70%, 11/15/49	4,988	3,696,749
3.80%, 03/15/32	4,625	4,253,073
4.30%, 02/15/48	3,402	2,815,322
4.35%, 05/01/49	5,503	4,570,907
4.50%, 03/15/42	3,500	3,088,810
4.50%, 03/15/43	2,533	2,203,736
4.55%, 03/15/52	6,730	5,710,418
5.00%, 02/15/29	4,646	4,673,072
Security	Par (000)	Value
Telecommunications (continued)
5.00%, 03/15/44	$4,343	$4,040,449
5.30%, 02/15/34	5,235	5,244,655
5.45%, 10/01/43	2,743	2,685,319
7.50%, 08/15/38	2,521	2,958,946
Sprint Capital Corp.
6.88%, 11/15/28	2,980	3,203,039
8.75%, 03/15/32	8,550	10,413,765
Sprint LLC, 7.63%, 03/01/26	2,815	2,888,407
Telefonica Emisiones SA
4.10%, 03/08/27	5,364	5,297,226
4.67%, 03/06/38	2,506	2,300,450
4.90%, 03/06/48	5,758	5,145,022
5.21%, 03/08/47	10,460	9,701,777
5.52%, 03/01/49	5,337	5,179,447
7.05%, 06/20/36	8,419	9,508,171
Telefonica Europe BV, 8.25%, 09/15/30	6,328	7,320,896
TELUS Corp.
2.80%, 02/16/27(b)	3,500	3,357,548
3.40%, 05/13/32	5,185	4,675,675
3.70%, 09/15/27(b)	3,328	3,235,763
4.30%, 06/15/49	2,242	1,823,867
4.60%, 11/16/48	3,407	2,929,323
T-Mobile USA Inc.
1.50%, 02/15/26	4,183	4,025,805
2.05%, 02/15/28	8,865	8,188,738
2.25%, 02/15/26	9,251	8,982,301
2.25%, 11/15/31	6,719	5,687,038
2.40%, 03/15/29	2,828	2,570,480
2.55%, 02/15/31	11,824	10,348,103
2.63%, 04/15/26	6,803	6,618,020
2.63%, 02/15/29	4,155	3,819,381
2.70%, 03/15/32	5,110	4,420,393
2.88%, 02/15/31	6,270	5,594,951
3.00%, 02/15/41	11,051	8,269,867
3.30%, 02/15/51	13,164	9,263,941
3.38%, 04/15/29	6,745	6,376,624
3.40%, 10/15/52	12,080	8,574,768
3.50%, 04/15/31	9,245	8,546,673
3.60%, 11/15/60	8,288	5,823,112
3.75%, 04/15/27	16,362	16,036,052
3.88%, 04/15/30	28,232	26,981,453
4.20%, 10/01/29	3,555	3,482,244
4.38%, 04/15/40	9,405	8,486,626
4.50%, 04/15/50	12,197	10,593,533
4.70%, 01/15/35	4,680	4,547,332
4.75%, 02/01/28	9,105	9,086,473
4.80%, 07/15/28	5,525	5,544,709
4.85%, 01/15/29	4,075	4,103,013
4.95%, 03/15/28	5,705	5,753,981
5.05%, 07/15/33	11,882	11,930,061
5.15%, 04/15/34	3,850	3,886,956
5.20%, 01/15/33	3,075	3,114,189
5.25%, 06/15/55	5,520	5,320,331
5.38%, 04/15/27	4,675	4,694,751
5.50%, 01/15/55	2,220	2,219,086
5.65%, 01/15/53	7,445	7,622,887
5.75%, 01/15/34	5,705	5,991,679
5.75%, 01/15/54	5,545	5,718,193
5.80%, 09/15/62	2,415	2,490,965
6.00%, 06/15/54	2,840	3,042,422

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications Inc.
1.50%, 09/18/30	$4,527	$3,801,850
1.68%, 10/30/30	7,768	6,532,165
1.75%, 01/20/31	10,625	8,897,082
2.10%, 03/22/28	13,375	12,344,122
2.36%, 03/15/32	19,992	16,885,895
2.55%, 03/21/31	13,361	11,704,690
2.63%, 08/15/26(b)	9,733	9,467,531
2.65%, 11/20/40	12,993	9,276,031
2.85%, 09/03/41	4,322	3,132,802
2.88%, 11/20/50	12,474	8,121,949
2.99%, 10/30/56	16,669	10,552,078
3.00%, 03/22/27	6,105	5,904,534
3.00%, 11/20/60	10,992	6,822,848
3.15%, 03/22/30	8,489	7,863,403
3.40%, 03/22/41	13,965	11,034,039
3.55%, 03/22/51	19,703	14,665,157
3.70%, 03/22/61	12,125	8,802,350
3.85%, 11/01/42	2,846	2,342,471
3.88%, 02/08/29	6,022	5,865,842
3.88%, 03/01/52	4,070	3,190,281
4.00%, 03/22/50	5,797	4,670,502
4.02%, 12/03/29	15,384	14,937,480
4.13%, 03/16/27	10,623	10,529,737
4.13%, 08/15/46	3,937	3,282,560
4.27%, 01/15/36	1,580	1,464,293
4.33%, 09/21/28	14,481	14,348,640
4.40%, 11/01/34	10,294	9,826,527
4.50%, 08/10/33	9,862	9,541,901
4.52%, 09/15/48	3,450	3,039,328
4.67%, 03/15/55	3,348	2,994,654
4.75%, 11/01/41	3,323	3,108,670
4.78%, 02/15/35(c)	1,430	1,397,238
4.81%, 03/15/39	7,562	7,234,235
4.86%, 08/21/46	10,134	9,486,768
5.01%, 04/15/49(b)	3,465	3,372,265
5.01%, 08/21/54	3,083	2,886,914
5.05%, 05/09/33(b)	3,695	3,745,507
5.25%, 03/16/37	7,717	7,769,775
5.50%, 03/16/47	2,101	2,156,259
5.50%, 02/23/54	2,903	2,942,085
5.85%, 09/15/35	2,497	2,642,796
6.40%, 09/15/33	1,570	1,736,419
6.55%, 09/15/43	4,008	4,585,086
7.75%, 12/01/30	4,467	5,158,130
Vodafone Group PLC
4.25%, 09/17/50	8,349	6,756,812
4.38%, 05/30/28(b)	2,940	2,943,371
4.88%, 06/19/49	6,283	5,657,249
5.00%, 05/30/38	2,343	2,275,782
5.13%, 06/19/59	1,971	1,786,183
5.25%, 05/30/48	2,635	2,546,371
5.63%, 02/10/53	4,605	4,567,556
5.75%, 06/28/54	6,470	6,513,352
5.75%, 02/10/63	2,025	1,997,865
5.88%, 06/28/64	4,750	4,771,539
6.15%, 02/27/37	3,467	3,743,147
6.25%, 11/30/32	2,643	2,888,209
7.88%, 02/15/30	3,655	4,187,378
		1,325,140,012
Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	$2,664	$2,586,354
3.55%, 11/19/26	4,149	4,059,692
3.90%, 11/19/29	5,104	4,855,349
5.10%, 05/15/44(b)	1,786	1,627,546
6.05%, 05/14/34	1,675	1,727,877
6.35%, 03/15/40	2,554	2,701,142
Mattel Inc., 5.45%, 11/01/41	1,155	1,075,574
		18,633,534
Transportation — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55, (3-mo. LIBOR US + 2.350%)(a)	1,507	1,519,818
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,149	2,084,055
3.05%, 02/15/51	2,927	2,027,166
3.25%, 06/15/27	5,686	5,535,685
3.30%, 09/15/51	4,640	3,372,009
3.55%, 02/15/50	4,211	3,234,254
3.90%, 08/01/46	3,613	2,971,078
4.05%, 06/15/48	3,534	2,971,328
4.13%, 06/15/47	3,595	3,068,614
4.15%, 04/01/45	4,543	3,922,072
4.15%, 12/15/48	3,400	2,891,380
4.38%, 09/01/42	1,787	1,613,342
4.40%, 03/15/42	2,802	2,541,224
4.45%, 03/15/43	3,770	3,430,726
4.45%, 01/15/53	2,765	2,454,354
4.55%, 09/01/44	3,828	3,489,506
4.70%, 09/01/45	2,859	2,650,659
4.90%, 04/01/44	3,444	3,302,184
4.95%, 09/15/41	1,893	1,842,702
5.05%, 03/01/41	2,379	2,341,876
5.15%, 09/01/43	3,475	3,479,197
5.20%, 04/15/54	5,300	5,289,194
5.40%, 06/01/41	2,342	2,389,522
5.50%, 03/15/55	4,980	5,179,148
5.75%, 05/01/40	3,676	3,906,936
6.15%, 05/01/37	2,698	2,984,122
6.20%, 08/15/36	1,715	1,901,600
7.00%, 12/15/25	2,944	3,018,094
Canadian National Railway Co.
2.45%, 05/01/50	3,287	2,043,099
2.75%, 03/01/26	5,268	5,153,666
3.20%, 08/02/46	3,234	2,403,098
3.65%, 02/03/48	2,649	2,113,852
3.85%, 08/05/32	3,635	3,443,578
4.38%, 09/18/34	2,385	2,304,620
4.40%, 08/05/52	2,640	2,352,657
4.45%, 01/20/49	3,227	2,906,007
5.85%, 11/01/33	1,215	1,307,916
6.13%, 11/01/53	630	719,949
6.20%, 06/01/36	1,910	2,114,657
6.25%, 08/01/34	3,050	3,389,542
6.38%, 11/15/37	2,212	2,498,580
6.90%, 07/15/28	2,395	2,590,452
Canadian Pacific Railway Co.
1.75%, 12/02/26	3,820	3,610,624
2.05%, 03/05/30(b)	3,021	2,655,665
2.45%, 12/02/31	4,195	3,655,714
2.88%, 11/15/29	3,493	3,216,543
3.00%, 12/02/41	4,572	3,476,327

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.10%, 12/02/51	$7,522	$5,212,740
3.50%, 05/01/50	2,760	2,076,428
4.00%, 06/01/28	3,265	3,204,934
4.20%, 11/15/69	2,462	1,938,870
4.30%, 05/15/43	1,976	1,740,766
4.70%, 05/01/48	2,335	2,141,744
4.80%, 09/15/35	1,428	1,411,274
4.80%, 08/01/45	2,512	2,341,076
4.95%, 08/15/45	1,992	1,901,970
5.95%, 05/15/37	1,703	1,818,553
6.13%, 09/15/2115	3,674	3,948,441
7.13%, 10/15/31	1,738	1,970,177
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,500	4,429,790
CSX Corp.
2.40%, 02/15/30	2,918	2,617,241
2.50%, 05/15/51	1,786	1,096,303
2.60%, 11/01/26	5,703	5,512,089
3.25%, 06/01/27	6,626	6,442,161
3.35%, 09/15/49	2,984	2,202,624
3.80%, 03/01/28	3,951	3,870,035
3.80%, 11/01/46	3,684	2,973,263
3.80%, 04/15/50	2,536	2,023,303
3.95%, 05/01/50	2,771	2,261,671
4.10%, 11/15/32	3,311	3,175,327
4.10%, 03/15/44	3,498	3,006,865
4.25%, 03/15/29	5,420	5,371,086
4.25%, 11/01/66	2,513	2,040,912
4.30%, 03/01/48	3,900	3,377,832
4.40%, 03/01/43	1,505	1,364,011
4.50%, 03/15/49	1,981	1,770,225
4.50%, 11/15/52	3,586	3,204,632
4.50%, 08/01/54	1,354	1,201,445
4.65%, 03/01/68(b)	2,090	1,818,369
4.75%, 05/30/42	2,655	2,501,530
4.75%, 11/15/48	3,216	2,976,075
4.90%, 03/15/55(b)	750	707,737
5.20%, 11/15/33(b)	3,430	3,529,231
5.50%, 04/15/41	2,314	2,382,340
6.00%, 10/01/36	2,267	2,461,147
6.15%, 05/01/37	2,930	3,217,504
6.22%, 04/30/40	3,048	3,379,387
FedEx Corp.
2.40%, 05/15/31	4,150	3,606,895
3.10%, 08/05/29	5,949	5,577,806
3.25%, 04/01/26	6,632	6,517,987
3.25%, 05/15/41	2,785	2,116,792
3.40%, 02/15/28	3,372	3,259,114
3.88%, 08/01/42	1,925	1,558,504
3.90%, 02/01/35	2,590	2,351,706
4.05%, 02/15/48	3,175	2,555,229
4.10%, 04/15/43	2,565	2,140,352
4.10%, 02/01/45	2,545	2,087,553
4.20%, 10/17/28	1,099	1,085,488
4.25%, 05/15/30(b)	2,790	2,750,622
4.40%, 01/15/47	3,385	2,866,420
4.55%, 04/01/46	5,395	4,682,438
4.75%, 11/15/45	6,027	5,387,233
4.90%, 01/15/34	2,740	2,747,422
4.95%, 10/17/48(b)	3,036	2,776,802
5.10%, 01/15/44	3,337	3,169,804
Security	Par (000)	Value
Transportation (continued)
5.25%, 05/15/50(b)	$5,196	$4,999,404
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,761	4,868,128
JB Hunt Transport Services Inc., 3.88%, 03/01/26	5,057	5,010,406
Kirby Corp., 4.20%, 03/01/28	3,117	3,050,794
Norfolk Southern Corp.
2.30%, 05/15/31	2,970	2,587,665
2.55%, 11/01/29	2,556	2,324,311
2.90%, 06/15/26	4,683	4,568,855
2.90%, 08/25/51	2,598	1,699,351
3.00%, 03/15/32	3,180	2,835,974
3.05%, 05/15/50	3,927	2,685,248
3.15%, 06/01/27	1,869	1,811,375
3.16%, 05/15/55	3,766	2,528,730
3.40%, 11/01/49	1,444	1,056,828
3.70%, 03/15/53	2,296	1,745,963
3.80%, 08/01/28	2,999	2,931,098
3.94%, 11/01/47	3,259	2,648,079
3.95%, 10/01/42	2,652	2,237,417
4.05%, 08/15/52	3,624	2,945,851
4.10%, 05/15/49	1,760	1,454,265
4.10%, 05/15/2121	2,500	1,850,974
4.15%, 02/28/48	3,355	2,823,835
4.45%, 03/01/33	2,334	2,277,617
4.45%, 06/15/45	2,412	2,143,599
4.55%, 06/01/53	2,825	2,493,409
4.65%, 01/15/46	2,339	2,129,049
4.84%, 10/01/41	2,667	2,532,115
5.05%, 08/01/30	3,505	3,578,959
5.10%, 12/31/49	1,445	1,310,714
5.35%, 08/01/54(b)	3,195	3,199,734
5.55%, 03/15/34	2,567	2,681,675
5.95%, 03/15/64	2,837	3,063,711
7.80%, 05/15/27	2,462	2,646,491
Ryder System Inc.
1.75%, 09/01/26	2,835	2,688,287
2.85%, 03/01/27	2,514	2,413,093
2.90%, 12/01/26	2,785	2,687,199
4.30%, 06/15/27	2,120	2,100,268
4.90%, 12/01/29	565	566,630
4.95%, 09/01/29	990	996,636
5.25%, 06/01/28	2,922	2,970,975
5.30%, 03/15/27	1,713	1,738,649
5.38%, 03/15/29	2,505	2,561,812
5.50%, 06/01/29	685	704,077
5.65%, 03/01/28	3,111	3,204,576
6.30%, 12/01/28	2,190	2,318,986
6.60%, 12/01/33(b)	2,865	3,162,098
Union Pacific Corp.
2.15%, 02/05/27	3,323	3,169,058
2.38%, 05/20/31	3,730	3,276,239
2.40%, 02/05/30	4,520	4,067,502
2.75%, 03/01/26	5,142	5,029,805
2.80%, 02/14/32	6,472	5,757,516
2.89%, 04/06/36	3,472	2,896,339
2.95%, 03/10/52	3,910	2,632,335
2.97%, 09/16/62	3,690	2,291,642
3.00%, 04/15/27(b)	3,905	3,779,320
3.20%, 05/20/41	4,960	3,892,035
3.25%, 02/05/50	7,516	5,446,515

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.35%, 08/15/46	$1,831	$1,380,810
3.38%, 02/01/35	2,346	2,083,996
3.38%, 02/14/42	2,680	2,136,414
3.50%, 02/14/53	5,835	4,367,088
3.55%, 08/15/39	2,715	2,293,300
3.55%, 05/20/61	2,789	2,002,026
3.60%, 09/15/37	2,651	2,294,673
3.70%, 03/01/29	4,803	4,654,766
3.75%, 02/05/70	3,040	2,199,459
3.80%, 10/01/51	4,823	3,824,342
3.80%, 04/06/71	3,175	2,323,302
3.84%, 03/20/60	6,711	5,129,750
3.85%, 02/14/72	2,135	1,590,739
3.88%, 02/01/55	2,000	1,590,787
3.95%, 09/10/28	5,849	5,755,415
3.95%, 08/15/59	2,526	1,982,934
4.00%, 04/15/47	2,324	1,935,346
4.05%, 11/15/45	1,411	1,194,972
4.05%, 03/01/46	2,735	2,320,597
4.10%, 09/15/67	2,301	1,814,092
4.30%, 03/01/49(b)	3,006	2,623,546
4.50%, 01/20/33	4,945	4,885,190
4.50%, 09/10/48	1,278	1,145,129
4.75%, 02/21/26	6,410	6,424,602
4.95%, 09/09/52	175	169,801
4.95%, 05/15/53	2,250	2,171,586
5.15%, 01/20/63	1,743	1,692,747
6.63%, 02/01/29	3,135	3,396,161
United Parcel Service Inc.
2.40%, 11/15/26(b)	3,357	3,235,579
2.50%, 09/01/29	2,895	2,657,297
3.05%, 11/15/27	6,421	6,195,900
3.40%, 03/15/29	4,361	4,190,727
3.40%, 11/15/46	1,411	1,080,546
3.40%, 09/01/49	3,306	2,467,605
3.63%, 10/01/42	2,590	2,115,059
3.75%, 11/15/47	4,267	3,400,615
4.25%, 03/15/49	2,848	2,443,789
4.45%, 04/01/30	2,702	2,699,034
4.88%, 03/03/33	3,745	3,781,782
4.88%, 11/15/40	2,393	2,334,556
5.05%, 03/03/53	4,680	4,524,630
5.15%, 05/22/34	3,575	3,662,350
5.20%, 04/01/40	2,244	2,258,448
5.30%, 04/01/50	5,927	5,977,385
5.50%, 05/22/54	3,965	4,101,247
5.60%, 05/22/64	3,100	3,215,668
6.20%, 01/15/38	6,787	7,535,959
Walmart Inc.
1.05%, 09/17/26	7,330	6,925,374
1.50%, 09/22/28	5,898	5,344,250
1.80%, 09/22/31	8,357	7,129,289
3.95%, 09/09/27	3,935	3,909,337
		628,870,878
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	2,176	1,803,057
3.10%, 06/01/51	1,775	1,194,251
3.25%, 09/15/26	2,976	2,899,945
3.50%, 03/15/28	1,872	1,796,308
3.50%, 06/01/32	2,423	2,179,813
Security	Par (000)	Value
Trucking & Leasing (continued)
3.85%, 03/30/27	$2,592	$2,537,961
4.00%, 06/30/30	2,120	2,030,754
4.55%, 11/07/28	1,913	1,901,262
4.70%, 04/01/29	3,332	3,326,387
4.90%, 03/15/33	2,295	2,255,905
5.20%, 03/15/44	1,147	1,097,082
5.40%, 03/15/27	885	897,410
5.45%, 09/15/33	2,640	2,708,474
6.05%, 03/15/34	2,542	2,710,763
6.05%, 06/05/54(b)	180	195,058
6.90%, 05/01/34	2,075	2,333,381
		31,867,811
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26(b)	1,634	1,553,194
3.38%, 01/20/27(b)	1,682	1,604,832
		3,158,026
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,319,641
2.80%, 05/01/30	3,249	2,952,004
2.95%, 09/01/27	2,530	2,424,627
3.25%, 06/01/51	3,471	2,468,689
3.45%, 06/01/29(b)	3,926	3,733,462
3.45%, 05/01/50	3,599	2,662,843
3.75%, 09/01/28	2,417	2,347,026
3.75%, 09/01/47	4,495	3,524,919
4.00%, 12/01/46	2,125	1,749,544
4.15%, 06/01/49	3,376	2,815,709
4.20%, 09/01/48	2,192	1,843,651
4.30%, 12/01/42	1,439	1,271,489
4.30%, 09/01/45	2,371	2,053,776
4.45%, 06/01/32	3,015	2,953,726
5.15%, 03/01/34	1,925	1,957,453
5.45%, 03/01/54	2,460	2,501,933
6.59%, 10/15/37	1,180	1,341,195
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,441,890
2.70%, 04/15/30	2,611	2,350,750
3.35%, 04/15/50	3,324	2,328,052
3.57%, 05/01/29(b)	1,517	1,443,029
4.28%, 05/01/49	3,335	2,754,643
4.80%, 08/15/27	1,625	1,629,653
5.30%, 05/01/52	2,720	2,616,720
5.38%, 01/15/34	1,075	1,092,251
United Utilities PLC, 6.88%, 08/15/28	1,071	1,145,331
		58,724,006
Total Corporate Bonds & Notes — 25.4% (Cost: $32,510,078,273)		30,639,842,354
Foreign Government Obligations(g)
Canada — 0.1%
Canada Government International Bond
0.75%, 05/19/26	5,740	5,456,070
3.75%, 04/26/28	980	968,241
4.63%, 04/30/29	100	102,065
Export Development Canada
3.00%, 05/25/27	985	957,392
3.75%, 09/07/27	320	316,462

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.88%, 02/14/28	$745	$737,945
4.13%, 02/13/29	200	199,873
4.38%, 06/29/26	650	650,356
4.75%, 06/05/34	990	1,026,133
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,110	1,282,398
Series HK, 9.38%, 04/15/30	1,415	1,712,974
Province of Alberta Canada
1.30%, 07/22/30	6,207	5,263,067
3.30%, 03/15/28	5,100	4,945,172
4.50%, 01/24/34	230	229,331
Province of British Columbia Canada
0.90%, 07/20/26	2,130	2,015,040
1.30%, 01/29/31(b)	4,405	3,681,122
2.25%, 06/02/26	7,085	6,867,209
4.20%, 07/06/33	12,575	12,302,835
4.75%, 06/12/34	11,750	11,932,039
4.80%, 11/15/28	580	590,471
4.90%, 04/24/29	210	215,104
6.50%, 01/15/26	388	395,819
7.25%, 09/01/36	388	473,233
Province of Manitoba Canada
1.50%, 10/25/28	360	324,252
2.13%, 06/22/26	585	564,792
4.30%, 07/27/33	75	73,680
4.90%, 05/31/34	7,160	7,351,145
Province of New Brunswick Canada, 3.63%, 02/24/28	2,141	2,085,504
Province of Ontario Canada
0.63%, 01/21/26	5,077	4,862,489
1.05%, 04/14/26	1,300	1,242,441
1.05%, 05/21/27	1,425	1,318,200
1.13%, 10/07/30	7,132	5,953,195
1.60%, 02/25/31	6,735	5,722,941
1.80%, 10/14/31	3,935	3,332,152
2.00%, 10/02/29	5,595	5,042,531
2.13%, 01/21/32	6,195	5,333,529
2.30%, 06/15/26	8,775	8,504,006
2.50%, 04/27/26	15,809	15,398,813
3.10%, 05/19/27	6,535	6,355,653
4.20%, 01/18/29	280	279,210
5.05%, 04/24/34	8,440	8,766,722
Province of Quebec Canada
1.35%, 05/28/30	6,863	5,865,135
1.90%, 04/21/31	2,095	1,806,895
2.50%, 04/20/26	4,856	4,730,875
2.75%, 04/12/27	6,342	6,123,793
3.63%, 04/13/28	8,225	8,054,424
4.25%, 09/05/34	10,120	9,886,116
4.50%, 04/03/29	30	30,251
4.50%, 09/08/33	175	175,100
Series PD, 7.50%, 09/15/29	5,122	5,812,438
Province of Saskatchewan Canada, 3.25%, 06/08/27	30	29,195
		187,345,828
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31(b)	9,917	8,673,660
2.55%, 01/27/32	9,786	8,440,714
2.55%, 07/27/33	11,348	9,436,768
2.75%, 01/31/27	4,369	4,185,597
Security	Par (000)	Value
Chile (continued)
3.10%, 05/07/41	$12,621	$9,478,983
3.10%, 01/22/61(b)	8,925	5,680,289
3.13%, 01/21/26	4,900	4,802,723
3.24%, 02/06/28	10,470	10,006,559
3.25%, 09/21/71(b)	4,483	2,865,138
3.50%, 01/31/34	7,208	6,418,740
3.50%, 01/25/50	11,185	8,248,741
3.63%, 10/30/42	430	342,408
3.86%, 06/21/47	5,188	4,110,871
4.00%, 01/31/52	3,598	2,860,582
4.34%, 03/07/42	5,321	4,692,054
4.85%, 01/22/29	8,875	8,899,976
4.95%, 01/05/36	7,519	7,379,854
5.33%, 01/05/54	3,627	3,540,950
		110,064,607
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	502	515,117
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(f)	4,500	3,831,727
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	4,637	5,258,805
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	1,435	1,195,380
2.15%, 07/28/31	7,605	6,375,595
2.85%, 02/14/30	7,481	6,789,566
3.05%, 03/12/51	4,195	2,866,547
3.20%, 09/23/61	2,495	1,635,854
3.35%, 03/12/71	3,640	2,400,709
3.40%, 09/18/29	4,130	3,883,846
3.50%, 01/11/28	4,887	4,701,554
3.50%, 02/14/50	3,666	2,756,757
3.55%, 03/31/32	4,395	4,007,071
3.70%, 10/30/49	4,511	3,509,927
3.85%, 10/15/30	9,661	9,146,624
4.10%, 04/24/28(b)	6,705	6,559,721
4.15%, 09/20/27	5,370	5,273,937
4.20%, 10/15/50(b)	7,240	6,120,209
4.30%, 03/31/52	3,250	2,777,960
4.35%, 01/11/48	7,525	6,587,717
4.40%, 03/10/29	1,480	1,458,100
4.45%, 04/15/70	4,425	3,710,224
4.55%, 01/11/28	2,795	2,777,248
4.65%, 09/20/32	6,565	6,398,130
4.70%, 02/10/34	5,200	5,065,124
4.75%, 02/11/29	5,033	5,021,098
4.75%, 09/10/34	5,870	5,727,005
4.85%, 01/11/33	6,925	6,833,098
5.10%, 02/10/54(b)	2,360	2,270,107
5.15%, 09/10/54(b)	1,870	1,803,783
5.35%, 02/11/49(b)	4,450	4,486,169
5.45%, 09/20/52	2,295	2,305,253
5.65%, 01/11/53	3,340	3,442,131
		127,886,444

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	$11,070	$9,712,905
2.88%, 03/16/26(b)	4,355	4,246,150
3.25%, 01/17/28	4,035	3,853,065
3.88%, 07/03/50	9,090	6,667,994
4.13%, 01/17/48	2,670	2,080,947
4.50%, 01/17/33(b)	8,620	8,104,346
4.50%, 01/30/43	5,983	5,104,939
4.50%, 04/03/2120(b)	4,543	3,328,504
5.38%, 03/12/29	330	333,865
5.50%, 03/12/34(b)	14,450	14,458,613
5.75%, 03/12/54(b)	7,155	6,862,137
State of Israel
2.50%, 01/15/30	3,130	2,747,848
3.38%, 01/15/50	7,243	4,898,563
		72,399,876
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	13,070	12,533,698
2.88%, 10/17/29	8,520	7,790,421
3.88%, 05/06/51	9,520	6,800,466
4.00%, 10/17/49	8,355	6,299,808
5.38%, 06/15/33	7,892	7,933,567
		41,357,960
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	6,725	5,598,271
1.63%, 01/20/27	120	113,283
1.88%, 07/21/26	5,910	5,671,431
1.88%, 04/15/31	14,533	12,510,272
2.00%, 10/17/29	4,707	4,226,214
2.13%, 02/16/29(b)	4,575	4,186,906
2.25%, 11/04/26	6,755	6,484,128
2.38%, 04/20/26	5,560	5,400,602
2.75%, 01/21/26	3,390	3,320,159
2.75%, 11/16/27	5,805	5,546,591
2.88%, 06/01/27	5,303	5,113,871
2.88%, 07/21/27	4,427	4,260,872
3.25%, 07/20/28	3,890	3,747,296
3.50%, 10/31/28	3,815	3,699,550
4.25%, 01/26/26	670	667,472
4.25%, 04/27/26	590	587,847
4.38%, 10/05/27	660	660,321
4.38%, 01/24/31	100	99,939
4.63%, 07/19/28	1,450	1,463,345
4.63%, 04/17/34	4,220	4,282,487
4.88%, 10/18/28	190	193,654
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,771	2,298,752
2.13%, 10/20/26	914	875,167
2.75%, 04/27/27	955	918,138
3.25%, 05/25/27	2,060	2,000,241
3.38%, 06/12/28	745	719,760
4.00%, 05/23/28	290	286,188
4.75%, 05/21/29	580	588,906
		85,521,663
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31	14,312	11,927,429
Security	Par (000)	Value
Mexico (continued)
3.25%, 04/16/30	$11,230	$10,004,758
3.50%, 02/12/34	12,833	10,554,000
3.75%, 01/11/28	9,995	9,599,603
3.77%, 05/24/61	12,976	7,946,526
4.13%, 01/21/26	13,796	13,674,671
4.15%, 03/28/27	12,807	12,584,613
4.28%, 08/14/41	13,876	10,765,277
4.35%, 01/15/47	4,412	3,281,037
4.40%, 02/12/52	6,517	4,683,691
4.50%, 04/22/29	14,655	14,171,007
4.50%, 01/31/50(b)	9,621	7,202,709
4.60%, 01/23/46	12,524	9,589,421
4.60%, 02/10/48	8,576	6,525,016
4.75%, 04/27/32	13,037	12,173,756
4.75%, 03/08/44	17,003	13,614,758
4.88%, 05/19/33	10,098	9,339,697
5.00%, 05/07/29	2,639	2,589,976
5.00%, 04/27/51	12,639	10,078,169
5.40%, 02/09/28	3,717	3,724,207
5.55%, 01/21/45(b)	14,230	12,899,501
5.75%, 10/12/2110	11,241	9,102,425
6.00%, 05/07/36	5,148	5,029,586
6.05%, 01/11/40	11,993	11,581,098
6.34%, 05/04/53	12,656	11,840,793
6.35%, 02/09/35	11,665	11,775,455
6.40%, 05/07/54	3,450	3,255,156
6.75%, 09/27/34	10,577	11,065,114
7.50%, 04/08/33	5,582	6,210,001
8.30%, 08/15/31	5,896	6,962,358
11.50%, 05/15/26(b)	783	863,408
		274,615,216
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	13,585	10,033,398
3.16%, 01/23/30	7,233	6,251,357
3.30%, 01/19/33	6,725	5,356,980
3.87%, 07/23/60(b)	12,468	7,180,312
3.88%, 03/17/28	5,192	4,883,731
4.30%, 04/29/53(b)	7,034	4,539,023
4.50%, 05/15/47	4,086	2,850,761
4.50%, 04/16/50	9,899	6,671,471
4.50%, 04/01/56(b)	10,480	6,851,963
4.50%, 01/19/63	6,665	4,311,264
6.40%, 02/14/35	10,300	9,915,776
6.70%, 01/26/36	10,176	10,063,008
6.85%, 03/28/54	4,675	4,314,041
6.88%, 01/31/36	2,467	2,456,649
7.13%, 01/29/26(b)	5,317	5,415,789
7.50%, 03/01/31	4,880	5,152,187
7.88%, 03/01/57	927	967,503
8.00%, 03/01/38	5,100	5,407,420
8.88%, 09/30/27	5,926	6,439,801
9.38%, 04/01/29	5,672	6,403,951
		115,466,385
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32	5,635	4,379,785
2.39%, 01/23/26(b)	1,230	1,191,547
2.78%, 01/23/31	15,129	13,173,933
2.78%, 12/01/60	8,708	5,010,997

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
2.84%, 06/20/30	$3,275	$2,918,302
3.00%, 01/15/34	10,810	8,970,209
3.23%, 07/28/2121(b)	4,433	2,537,575
3.30%, 03/11/41	4,746	3,603,914
3.55%, 03/10/51(b)	6,678	4,786,368
3.60%, 01/15/72	4,435	2,909,411
4.13%, 08/25/27(b)	3,898	3,814,131
5.38%, 02/08/35	5,795	5,743,497
5.63%, 11/18/50	8,910	8,768,977
5.88%, 08/08/54	6,470	6,495,780
6.55%, 03/14/37	5,081	5,493,678
8.75%, 11/21/33	10,030	12,241,737
		92,039,841
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27(b)	755	817,772
Philippine Government International Bond
1.65%, 06/10/31	8,111	6,660,648
1.95%, 01/06/32	2,080	1,708,959
2.46%, 05/05/30	7,044	6,242,537
2.65%, 12/10/45	6,470	4,300,276
2.95%, 05/05/45	5,722	4,033,671
3.00%, 02/01/28	10,471	9,914,710
3.20%, 07/06/46	9,333	6,792,415
3.23%, 03/29/27	3,815	3,689,628
3.56%, 09/29/32	4,778	4,334,464
3.70%, 03/01/41	8,249	6,829,728
3.70%, 02/02/42	8,139	6,685,060
3.75%, 01/14/29	6,761	6,494,105
3.95%, 01/20/40	8,550	7,395,437
4.20%, 03/29/47	4,255	3,626,381
4.38%, 03/05/30(b)	2,368	2,319,959
4.63%, 07/17/28	1,855	1,841,742
4.75%, 03/05/35	1,030	1,008,591
5.00%, 07/17/33	6,685	6,695,514
5.00%, 01/13/37	5,815	5,765,848
5.17%, 10/13/27	2,724	2,752,301
5.18%, 09/05/49	1,920	1,883,228
5.25%, 05/14/34	5,085	5,165,970
5.50%, 03/30/26(b)	7,371	7,438,791
5.50%, 01/17/48(b)	5,565	5,701,467
5.60%, 05/14/49	2,205	2,280,525
5.61%, 04/13/33	4,415	4,596,453
5.95%, 10/13/47	2,930	3,167,709
6.38%, 01/15/32	5,362	5,811,194
6.38%, 10/23/34	8,246	9,089,778
7.75%, 01/14/31	7,163	8,248,548
9.50%, 02/02/30	4,214	5,103,928
		158,397,337
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	12,170	11,952,559
4.63%, 03/18/29	4,380	4,362,028
4.88%, 10/04/33	12,720	12,541,064
5.13%, 09/18/34	13,364	13,274,433
5.50%, 11/16/27	7,216	7,384,817
5.50%, 04/04/53	11,745	11,391,672
5.50%, 03/18/54	8,985	8,731,468
Security	Par (000)	Value
Poland (continued)
5.75%, 11/16/32	$8,190	$8,537,411
		78,175,452
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 02/09/26	260	248,448
1.13%, 12/29/26	2,285	2,133,338
1.25%, 09/21/30	3,525	2,941,823
1.38%, 02/09/31(b)	1,710	1,414,790
1.63%, 01/18/27	2,775	2,619,366
2.13%, 01/18/32(b)	3,025	2,565,517
2.38%, 04/21/27	2,840	2,712,717
2.50%, 06/29/41	5,278	3,865,599
2.63%, 05/26/26	4,202	4,083,845
3.25%, 08/12/26	2,940	2,877,103
4.00%, 09/11/27	600	594,578
4.00%, 09/11/29	120	117,702
4.13%, 10/17/27	360	357,958
4.25%, 09/15/27	1,637	1,631,398
4.50%, 01/11/29	860	861,821
4.50%, 09/15/32	3,140	3,108,960
4.63%, 01/11/27	1,490	1,495,440
4.63%, 01/11/34(b)	2,780	2,770,257
4.88%, 01/11/26	630	632,270
5.00%, 01/11/28	2,500	2,539,254
5.13%, 09/18/28	1,270	1,297,827
5.13%, 01/11/33(b)	4,790	4,934,794
5.13%, 09/18/33	2,370	2,446,522
Korea Development Bank (The)
0.80%, 04/27/26	1,650	1,566,574
1.38%, 04/25/27	2,783	2,595,460
4.13%, 10/16/27	90	89,479
4.25%, 09/08/32	6,250	6,080,197
4.38%, 02/15/28	2,915	2,905,642
4.38%, 02/15/33	7,378	7,229,356
4.50%, 02/15/29(b)	3,260	3,267,234
4.63%, 02/15/27	750	754,123
5.38%, 10/23/26	1,125	1,141,343
5.38%, 10/23/28	1,270	1,310,474
5.63%, 10/23/33	2,065	2,206,829
Korea International Bond
1.00%, 09/16/30	3,280	2,732,226
1.75%, 10/15/31	3,415	2,898,651
2.50%, 06/19/29	5,405	5,026,147
2.75%, 01/19/27	6,159	5,971,810
3.50%, 09/20/28	2,095	2,037,901
3.88%, 09/20/48	898	779,593
4.13%, 06/10/44	961	878,785
4.50%, 07/03/29	3,030	3,069,257
		100,792,408
Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	6,645	6,351,230
0.88%, 07/22/26	8,833	8,359,896
4.38%, 11/03/27	4,600	4,624,918
4.38%, 03/14/28	3,750	3,771,617
4.63%, 01/04/27	3,010	3,034,989
5.75%, , (5-year CMT + 1.575%)(a)(h)	2,795	2,706,222
Arab Petroleum Investments Corp., 1.48%, 10/06/26(c)	230	216,429

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Asian Development Bank
0.50%, 02/04/26	$9,410	$9,001,764
0.75%, 10/08/30	3,109	2,562,342
1.00%, 04/14/26	12,980	12,414,798
1.25%, 06/09/28	2,365	2,141,486
1.50%, 01/20/27	9,025	8,534,865
1.50%, 03/04/31	2,479	2,114,846
1.75%, 08/14/26	5,575	5,347,487
1.75%, 09/19/29	8,242	7,393,343
1.88%, 03/15/29	1,405	1,281,862
1.88%, 01/24/30	7,716	6,907,225
2.00%, 04/24/26	9,050	8,769,352
2.38%, 08/10/27	1,460	1,393,725
2.50%, 11/02/27	7,302	6,969,408
2.63%, 01/12/27	5,924	5,738,795
2.75%, 01/19/28	7,035	6,744,139
3.13%, 08/20/27	6,335	6,166,368
3.13%, 09/26/28	1,329	1,281,865
3.13%, 04/27/32	1,220	1,136,553
3.63%, 08/28/29(b)	2,980	2,913,936
3.75%, 04/25/28	10,360	10,223,025
3.88%, 09/28/32(b)	3,385	3,306,935
3.88%, 06/14/33	5,430	5,286,866
4.00%, 01/12/33	14,261	14,027,927
4.13%, 01/12/27(b)	12,830	12,813,925
4.13%, 01/12/34	1,390	1,375,941
4.25%, 01/09/26	4,893	4,887,468
4.38%, 03/06/29(b)	8,925	9,010,738
4.50%, 08/25/28	10,675	10,793,052
4.88%, 05/21/26	6,338	6,391,221
4.88%, 09/26/28	380	381,799
5.82%, 06/16/28	5,920	6,210,186
6.22%, 08/15/27	1,120	1,168,412
6.38%, 10/01/28	2,735	2,906,171
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	6,975	6,672,298
3.75%, 09/14/27	2,720	2,688,904
4.00%, 01/18/28	4,109	4,088,572
4.25%, 03/13/34	5,895	5,881,367
4.88%, 09/14/26	2,673	2,701,216
Corp. Andina de Fomento
2.25%, 02/08/27	985	937,505
5.00%, 01/24/29	7,600	7,722,332
Council of Europe Development Bank
0.88%, 09/22/26	370	348,469
3.63%, 01/26/28	960	943,770
3.75%, 05/25/26	2,725	2,702,227
4.13%, 01/24/29	995	993,547
4.63%, 06/11/27	680	687,505
European Bank for Reconstruction & Development
0.50%, 01/28/26	948	905,942
4.13%, 01/25/29	985	983,744
4.25%, 03/13/34	6,950	6,930,193
4.38%, 03/09/28	975	980,855
European Investment Bank
0.38%, 12/15/25	4,370	4,193,196
0.38%, 03/26/26	5,651	5,369,424
0.63%, 10/21/27	832	752,943
0.75%, 10/26/26	7,665	7,183,183
0.75%, 09/23/30	2,375	1,962,235
Security	Par (000)	Value
Supranational (continued)
0.88%, 05/17/30	$4,600	$3,870,652
1.25%, 02/14/31	11,719	9,870,993
1.38%, 03/15/27	17,270	16,232,282
1.63%, 10/09/29	4,510	4,019,842
1.63%, 05/13/31	675	578,710
1.75%, 03/15/29(b)	7,655	6,945,689
2.13%, 04/13/26	8,065	7,835,628
2.38%, 05/24/27	3,771	3,614,502
3.25%, 11/15/27	2,980	2,906,270
3.63%, 07/15/30	16,595	16,157,299
3.75%, 11/15/29	10,550	10,361,635
3.75%, 02/14/33	21,435	20,767,858
3.88%, 03/15/28	4,668	4,627,535
4.00%, 02/15/29	2,420	2,407,369
4.13%, 02/13/34	25,110	24,832,967
4.38%, 03/19/27	570	572,591
4.38%, 10/10/31	2,510	2,535,486
4.50%, 10/16/28	1,335	1,350,828
4.75%, 06/15/29	2,260	2,317,018
4.88%, 02/15/36	7,346	7,706,629
Inter-American Development Bank
0.63%, 09/16/27	2,180	1,978,480
0.88%, 04/20/26	17,925	17,106,511
1.13%, 07/20/28	10,300	9,253,559
1.13%, 01/13/31	11,971	10,008,789
1.50%, 01/13/27	1,350	1,277,038
2.00%, 06/02/26	7,610	7,357,021
2.00%, 07/23/26	5,088	4,906,282
2.25%, 06/18/29	9,597	8,856,308
2.38%, 07/07/27	7,789	7,444,784
3.13%, 09/18/28	9,645	9,295,234
3.20%, 08/07/42	4,215	3,489,834
3.50%, 09/14/29	2,845	2,767,030
3.50%, 04/12/33	10,675	10,113,383
3.63%, 09/17/31	8,670	8,375,144
3.88%, 10/28/41	6,149	5,604,626
4.00%, 01/12/28	6,376	6,342,579
4.13%, 02/15/29	13,240	13,240,562
4.38%, 02/01/27	5,030	5,047,857
4.38%, 07/17/34	12,770	12,855,764
4.38%, 01/24/44	3,254	3,132,052
4.50%, 05/15/26	6,435	6,453,023
4.50%, 09/13/33	4,705	4,785,001
Inter-American Investment Corp.
3.63%, 02/17/27	1,550	1,529,718
4.13%, 02/15/28	755	752,227
4.25%, 02/14/29	840	840,612
4.75%, 09/19/28	983	999,258
International Bank for Reconstruction & Development
0.65%, 02/10/26	199	188,746
0.75%, 11/24/27	12,345	11,177,197
0.75%, 08/26/30	10,528	8,706,533
0.85%, 02/10/27	120	109,258
0.88%, 07/15/26	9,105	8,628,319
0.88%, 05/14/30	14,270	12,007,586
1.13%, 09/13/28	25,392	22,710,984
1.25%, 02/10/31(b)	16,570	13,942,390
1.38%, 04/20/28	20,400	18,619,382
1.63%, 11/03/31(b)	23,374	19,791,859
1.75%, 10/23/29	13,232	11,849,909

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.88%, 10/27/26	$5,550	$5,312,226
2.50%, 11/22/27(b)	17,465	16,659,950
2.50%, 03/29/32	3,181	2,841,369
3.13%, 06/15/27	12,665	12,352,972
3.50%, 07/12/28	18,876	18,459,254
3.63%, 09/21/29	8,920	8,723,652
3.88%, 10/16/29	15,115	14,935,194
3.88%, 02/14/30	15,995	15,788,319
3.88%, 08/28/34	25,870	25,054,221
4.00%, 08/27/26	5,670	5,648,408
4.00%, 07/25/30	6,785	6,729,479
4.00%, 01/10/31	22,519	22,284,071
4.50%, 04/10/31	3,975	4,040,763
4.63%, 08/01/28	7,975	8,097,657
4.75%, 04/10/26	3,640	3,660,260
4.75%, 11/14/33	14,552	15,079,062
4.75%, 02/15/35(b)	1,212	1,252,818
5.67%, 02/01/34	210	210,072
Series GDIF, 1.62%, 03/11/30	40	34,712
International Finance Corp.
0.75%, 10/08/26	2,560	2,401,520
0.75%, 08/27/30(b)	990	819,234
2.13%, 04/07/26	958	930,326
4.25%, 07/02/29	1,000	1,005,322
4.38%, 01/15/27	975	978,111
4.50%, 07/13/28	1,030	1,041,969
Nordic Investment Bank
0.50%, 01/21/26	935	894,262
3.38%, 09/08/27	935	914,894
4.25%, 02/28/29	990	993,360
4.38%, 03/14/28	1,005	1,010,135
		921,502,767
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	1,008	963,093
4.13%, 06/14/28	2,785	2,773,178
4.25%, 02/01/29	1,605	1,604,097
4.38%, 02/13/26	670	668,808
4.88%, 09/14/26	3,785	3,817,156
4.88%, 10/04/30	3,535	3,633,368
		13,459,700
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	430	409,726
Uruguay Government International Bond
4.13%, 11/20/45(b)	2,597	2,277,396
4.38%, 10/27/27	14,065	13,975,507
4.38%, 01/23/31	14,906	14,565,592
4.98%, 04/20/55	10,571	9,801,907
5.10%, 06/18/50	15,657	15,052,120
5.75%, 10/28/34(b)	12,345	12,927,560
7.63%, 03/21/36(b)	4,656	5,596,504
		74,606,312
Total Foreign Government Obligations — 2.0% (Cost: $2,646,194,491)		2,463,237,445
Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority RB, 2.65%, 09/01/37	$1,150	$937,149
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,805,953
California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55	470	331,333
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,259,783
Series S-1, 7.04%, 04/01/50	4,300	5,195,400
Series S-3, 6.91%, 10/01/50	3,205	3,841,751
California Earthquake Authority RB, 5.60%, 07/01/27	1,255	1,264,313
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	304,136
4.35%, 06/01/41	1,905	1,762,705
California State University RB
Class B, 2.72%, 11/01/52	910	637,778
2.94%, 11/01/52	1,000	704,597
Class B, 2.98%, 11/01/51	3,315	2,380,339
5.18%, 11/01/53	2,535	2,542,312
Series E, 2.90%, 11/01/51	1,895	1,401,067
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (AGM)	455	406,948
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,656,095
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,747,184
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	842,263
Series A, 4.09%, 01/15/49	2,040	1,721,399
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34	1,270	1,091,129
Class B, 3.00%, 06/01/46	610	568,191
3.12%, 06/01/38 (SAP)	2,250	1,857,432
Class B, 3.29%, 06/01/42	2,790	2,193,371
3.49%, 06/01/36	230	194,563
3.71%, 06/01/41	830	668,269
3.85%, 06/01/50	980	928,012
4.21%, 06/01/50	1,535	1,201,863
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	1,100	1,292,066
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,385,582
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(b)	385	454,430
Series D, 6.57%, 07/01/45	2,970	3,377,193
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50(b)	1,400	979,806
Class A, 3.71%, 05/15/20	2,600	1,777,631

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
4.13%, 05/15/32	$1,550	$1,507,225
4.56%, 05/15/53	895	821,314
Series N, Class A, 3.26%, 05/15/60(b)	1,835	1,250,428
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	2,894,665
Series F, 6.58%, 05/15/49	3,015	3,403,556
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,027,330
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,569,522
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 4.66%, 10/01/27	1,920	1,931,508
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50	1,600	1,268,908
State of California GO
1.70%, 02/01/28(b)	140	129,427
2.50%, 10/01/29	6,000	5,535,650
3.50%, 04/01/28	910	888,192
4.50%, 08/01/29	1,350	1,363,434
4.50%, 04/01/33(b)	2,750	2,735,936
4.60%, 04/01/38	2,170	2,114,262
5.13%, 09/01/29	1,700	1,760,812
5.13%, 03/01/38	1,000	1,010,386
5.15%, 09/01/34	5,000	5,164,614
5.20%, 03/01/43	3,790	3,819,219
5.75%, 10/01/31	1,400	1,499,688
5.88%, 10/01/41	5,000	5,306,355
Series A, 3.05%, 04/01/29	1,110	1,055,831
State of California GO BAB
7.30%, 10/01/39	5,220	6,141,815
7.35%, 11/01/39	3,130	3,731,016
7.50%, 04/01/34(b)	8,325	9,776,677
7.55%, 04/01/39	12,470	15,232,718
7.60%, 11/01/40	7,575	9,427,639
7.63%, 03/01/40	4,350	5,310,204
University of California RB
Series AD, 4.86%, 12/31/99	3,285	2,992,692
Series AQ, 4.77%, 12/31/99	835	750,331
Series BD, 3.35%, 07/01/29(b)	4,730	4,545,091
Series BG, 1.32%, 05/15/27	775	720,679
Series BG, 1.61%, 05/15/30	2,990	2,585,664
Series BG, 3.07%, 05/15/51	3,110	2,195,378
		167,437,107
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	753,083
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	4,765	5,067,356
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	1,690	1,574,717
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,615,001
		3,189,718
Security	Par (000)	Value
Florida — 0.0%
County of Broward Florida Airport System Revenue RB, 3.48%, 10/01/43	$250	$210,628
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	985	914,866
County of Miami-Dade Florida Transit System RB, Series B, 2.60%, 07/01/42	1,300	973,415
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55	245	261,221
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(b)	3,250	3,011,147
2.15%, 07/01/30(b)	5,902	5,137,710
5.53%, 07/01/34	4,980	5,146,069
		15,655,056
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,093,394
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,741	4,210,373
Project M, Series 2010-A, 6.66%, 04/01/57	3,274	3,695,609
Project P, Series 2010-A, 7.06%, 04/01/57	3,359	3,888,673
		12,888,049
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	421,414
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	963,306
Series C, 4.57%, 01/01/54(b)	2,450	2,293,892
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40(b)	1,100	1,208,443
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	4,299	4,840,896
Series B, 6.90%, 12/01/40(b)	4,764	5,368,089
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,940,225
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,183,307
3.82%, 01/01/48	135	111,663
4.79%, 01/01/48	2,380	2,261,823
State of Illinois GO, 5.10%, 06/01/33	30,986	31,132,644
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,064	3,342,116
		57,646,404
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	490,688
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	435,289
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.28%, 02/01/36	1,560	1,507,854

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	$1,004	$991,018
4.15%, 02/01/33	2,280	2,233,515
4.48%, 08/01/39	4,415	4,205,578
5.05%, 12/01/34	1,705	1,739,682
5.08%, 06/01/31	1,426	1,442,360
5.20%, 12/01/39	3,975	4,065,981
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41(b)	1,185	924,632
		17,110,620
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	1,545	1,570,344
5.94%, 05/31/57	1,370	1,430,064
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40	2,500	1,937,206
		4,937,614
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,948,809
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	1,961,413
Series E, 5.46%, 12/01/39	3,700	3,802,649
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,845,502
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,475,720
Massachusetts School Building Authority RB
3.40%, 10/15/40	1,755	1,502,483
Series B, 1.75%, 08/15/30	2,250	1,993,774
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,112,020
		16,642,370
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,875,068
3.38%, 12/01/40	845	709,865
Michigan State University RB, 4.17%, 08/15/22	4,035	3,191,372
Michigan Strategic Fund RB, 3.23%, 09/01/47	460	360,243
University of Michigan RB
2.56%, 04/01/50	3,000	1,979,509
3.50%, 04/01/52	1,089	864,097
3.60%, 04/01/47	1,800	1,549,954
4.45%, 12/31/99	5,580	4,752,244
Series B, 2.44%, 04/01/40	2,862	2,141,011
		17,423,363
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52(b)	1,924	1,683,756
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34(b)	1,000	1,011,746
Security	Par (000)	Value
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57	$4,730	$3,717,083
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49(b)	2,000	1,534,453
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	986,272
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,874	6,249,534
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40(b)	6,979	8,401,638
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	2,650	2,951,968
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,530,150
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	824,188
Series P, 3.92%, 05/01/19(b)	1,475	1,080,356
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	930,964
		25,968,798
New York — 0.1%
City of New York GO
5.11%, 10/01/54(b)	590	597,448
5.26%, 10/01/44	1,200	1,208,443
5.26%, 10/01/52	500	514,579
5.83%, 10/01/53	3,000	3,300,858
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	2,013,930
Series C-1, 5.52%, 10/01/37	3,000	3,090,023
Series F1, 6.27%, 12/01/37	2,755	2,989,627
City of New York GOL, 4.61%, 09/01/37	1,000	984,665
Empire State Development Corp. RB, 3.90%, 03/15/33	235	223,366
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	5,380	5,523,386
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	2,870	3,466,857
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	50	55,081
Series B, 6.65%, 11/15/39	220	241,365
Series E, 6.81%, 11/15/40	1,830	2,039,634
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,374,437
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	1,385	1,390,308
5.72%, 06/15/42(b)	3,145	3,266,590
6.01%, 06/15/42(b)	1,860	1,991,407
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,292,614
5.57%, 11/01/38	2,100	2,165,973

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40(b)	$2,325	$2,385,364
Series F, 5.63%, 03/15/39(b)	2,725	2,810,629
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	866,317
3.29%, 08/01/69(b)	1,300	882,232
4.03%, 09/01/48	1,440	1,242,241
4.23%, 10/15/57	865	745,907
5.07%, 07/15/53(b)	2,820	2,804,596
Series 164, 5.65%, 11/01/40(b)	2,255	2,432,428
Series 165, 5.65%, 11/01/40	1,795	1,909,054
Series 168, 4.93%, 10/01/51	4,165	4,078,667
Series 174, 4.46%, 10/01/62	6,585	5,905,799
Series 181, 4.96%, 08/01/46(b)	2,000	1,985,235
Series 182, 5.31%, 08/01/46	1,000	1,000,077
Series 192, 4.81%, 10/15/65	4,235	4,039,936
Series 225, 3.18%, 07/15/60	675	454,408
		74,273,481
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	803,403
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	4,075	5,394,319
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,599,569
4.43%, 01/01/33	285	283,524
Series B, 4.53%, 01/01/35	2,400	2,382,319
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	350	323,398
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40(b)	2,005	1,940,748
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,354,321
		13,278,198
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	676,988
4.62%, 06/01/44	1,655	1,608,590
4.71%, 05/01/52	3,280	3,129,400
5.09%, 02/01/52	3,680	3,689,225
		9,104,203
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	41	41,484
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,020,025
Oregon State University RB, 3.42%, 03/01/60 (BAM)	1,100	795,028
State of Oregon GO, 5.89%, 06/01/27	6,319	6,458,098
		8,314,635
Pennsylvania — 0.0%
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	869,091
3.86%, 06/01/38	4,200	3,882,525
Series A, 4.14%, 06/01/38	50	46,870
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,358,645
2.84%, 09/01/50	975	689,644
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45(b)	$1,000	$1,013,285
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19(b)	2,000	1,362,005
		9,222,065
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,124,980
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, 4.05%, 07/01/26	1,000	989,726
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, 2.44%, 08/15/49(b)	765	492,690
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,389,922
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,967,367
Series C, 5.99%, 02/01/39	1,993	2,128,321
Dallas Area Rapid Transit RB, 2.61%, 12/01/48	2,895	2,030,923
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,149,936
Series B, 6.00%, 12/01/44(b)	400	429,453
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	797,962
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,279,486
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	220	165,305
Class A, 2.99%, 11/01/38	1,200	1,020,132
4.09%, 11/01/51(b)	1,245	1,068,231
4.51%, 11/01/51	4,305	3,966,352
Series A, Class A, 3.14%, 11/01/45(b)	1,405	1,091,367
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,952,289
Series C, Class C, 3.09%, 11/01/40	340	268,915
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	400,640
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	4,805	3,564,907
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	4,779,167
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47	2,000	1,689,402
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	2,125	1,697,906
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,488,956
Series A, 4.63%, 04/01/33	1,255	1,238,545
Series A, 4.68%, 04/01/40	2,550	2,454,870

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	$5,115	$5,180,429
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	7,874	8,020,588
5.17%, 04/01/41	6,200	6,371,209
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,814,231
Texas Transportation Commission GO, 2.47%, 10/01/44	2,505	1,802,505
		69,702,006
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	2,790	1,717,599
2.58%, 11/01/51	2,915	1,897,776
Series A, 3.23%, 12/31/99(b)	790	493,077
Series C, 4.18%, 09/01/17	840	680,170
		4,788,622
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,241,685
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	135	136,301
Series C, 3.15%, 05/01/27	2,580	2,511,122
		2,647,423
Total Municipal Debt Obligations — 0.5% (Cost: $612,805,366)		553,233,768
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 25.7%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	49	47,984
2.50%, 02/01/28	636	618,608
2.50%, 01/01/30	6,415	6,153,138
2.50%, 03/01/31	64	61,234
2.50%, 08/01/31	2,058	1,954,853
2.50%, 10/01/31	4,850	4,587,922
2.50%, 11/01/31	29	27,299
2.50%, 12/01/31	7,424	7,015,217
2.50%, 02/01/32	9,162	8,663,204
2.50%, 08/01/32	108	101,371
2.50%, 01/01/33	8,002	7,546,874
2.50%, 02/01/33	21	19,687
2.50%, 04/01/33	964	905,035
3.00%, 11/01/26	85	83,622
3.00%, 01/01/27	40	39,056
3.00%, 02/01/27	100	98,017
3.00%, 04/01/27	82	80,630
3.00%, 05/01/27	655	643,721
3.00%, 06/01/27	593	582,063
3.00%, 07/01/27	33	32,584
3.00%, 08/01/27	95	93,911
3.00%, 09/01/27	345	336,984
3.00%, 11/01/27	151	147,903
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/27	$80	$78,161
3.00%, 01/01/28	21	20,211
3.00%, 11/01/28	80	78,203
3.00%, 01/01/29	128	124,968
3.00%, 03/01/29	368	359,048
3.00%, 05/01/29	13,312	13,001,764
3.00%, 05/01/30	2,474	2,390,761
3.00%, 06/01/30	1,286	1,249,360
3.00%, 07/01/30	3,038	2,934,177
3.00%, 12/01/30	7,299	7,034,698
3.00%, 02/01/31	2,253	2,166,124
3.00%, 05/01/31	4,704	4,518,290
3.00%, 06/01/31	3,502	3,362,449
3.00%, 08/01/31	28	27,080
3.00%, 12/01/31	18	17,297
3.00%, 02/01/32	65	62,236
3.00%, 07/01/32	5,374	5,148,493
3.00%, 09/01/32	7	6,894
3.00%, 02/01/33	12	11,475
3.00%, 05/01/33	1,316	1,248,530
3.00%, 06/01/42	391	354,697
3.00%, 10/01/42	172	156,471
3.00%, 01/01/43	433	392,463
3.00%, 02/01/43	10,540	9,569,149
3.00%, 12/01/44	31	27,469
3.00%, 04/01/45	256	229,324
3.00%, 08/01/45	161	144,450
3.00%, 12/01/45	12	11,135
3.00%, 01/01/46	904	809,461
3.00%, 02/01/46	107	95,489
3.00%, 07/01/46	2,059	1,838,682
3.00%, 08/01/46	37,231	33,253,542
3.00%, 09/01/46	14,766	13,308,348
3.00%, 10/01/46	28,614	25,668,477
3.00%, 11/01/46	21,660	19,345,898
3.00%, 12/01/46	50,060	44,736,322
3.00%, 01/01/47	11,717	10,464,507
3.00%, 02/01/47	25,120	22,437,706
3.00%, 03/01/47	126	112,720
3.00%, 04/01/47	325	290,102
3.00%, 05/01/47	19,443	17,479,910
3.00%, 06/01/47	20,637	18,432,200
3.00%, 08/01/47	2,633	2,351,662
3.00%, 09/01/47	597	534,507
3.00%, 10/01/47	6,519	5,822,870
3.00%, 11/01/47	10	8,700
3.00%, 01/01/48	14	12,182
3.00%, 11/01/48	995	882,347
3.00%, 03/01/49	179	158,257
3.00%, 05/01/49	213	190,704
3.00%, 06/01/49	151	134,167
3.50%, 11/01/25	150	149,020
3.50%, 03/01/26	203	200,913
3.50%, 06/01/26	49	48,079
3.50%, 03/01/32	490	474,651
3.50%, 05/01/32	1,422	1,381,149
3.50%, 09/01/32	1,076	1,044,279
3.50%, 06/01/33	88	85,491
3.50%, 07/01/33	4,464	4,322,913
3.50%, 11/01/33	13	12,442
3.50%, 06/01/34	3,849	3,728,637

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/01/38	$3,007	$2,862,796
3.50%, 06/01/38	794	757,403
3.50%, 09/01/38	521	497,067
3.50%, 02/01/42	49	45,575
3.50%, 05/01/42	5	4,513
3.50%, 09/01/42	7	6,923
3.50%, 10/01/42	6,333	5,914,822
3.50%, 11/01/42	481	448,894
3.50%, 01/01/43	9	8,740
3.50%, 04/01/43	3,482	3,248,806
3.50%, 06/01/43	666	621,097
3.50%, 07/01/43	1,126	1,050,193
3.50%, 08/01/43	4,075	3,801,720
3.50%, 10/01/43	879	819,866
3.50%, 01/01/44	10,516	9,819,145
3.50%, 02/01/44	5,241	4,890,438
3.50%, 09/01/44	4,189	3,898,397
3.50%, 10/01/44	6,178	5,735,301
3.50%, 11/01/44	82	75,864
3.50%, 12/01/45	8,338	7,679,812
3.50%, 01/01/46	153	142,220
3.50%, 03/01/46	22,266	20,632,677
3.50%, 05/01/46	2,900	2,687,435
3.50%, 06/01/46	86	79,532
3.50%, 07/01/46	3,930	3,638,625
3.50%, 08/01/46	2,775	2,571,342
3.50%, 09/01/46	4,370	4,045,216
3.50%, 10/01/46	843	780,009
3.50%, 11/01/46	615	568,441
3.50%, 12/01/46	3,303	3,052,753
3.50%, 01/01/47	1,701	1,572,927
3.50%, 02/01/47	4,469	4,134,452
3.50%, 03/01/47	2,883	2,666,265
3.50%, 04/01/47	6,535	6,030,186
3.50%, 05/01/47	1,328	1,225,683
3.50%, 07/01/47	5,463	5,040,267
3.50%, 08/01/47	15,919	14,764,427
3.50%, 09/01/47	21,149	19,494,068
3.50%, 12/01/47	3,617	3,337,066
3.50%, 01/01/48	16,278	15,118,313
3.50%, 02/01/48	17,461	16,098,289
3.50%, 03/01/48	7,244	6,679,664
3.50%, 04/01/48	1,656	1,534,980
3.50%, 05/01/48	7,910	7,297,599
3.50%, 04/01/49	1,048	967,204
3.50%, 05/01/49	3,275	3,014,462
3.50%, 06/01/49	1,479	1,365,861
4.00%, 05/01/25	10	9,581
4.00%, 10/01/25	88	87,098
4.00%, 02/01/26	66	66,002
4.00%, 05/01/26	146	144,818
4.00%, 12/01/32	1,011	993,431
4.00%, 05/01/33	1,472	1,447,754
4.00%, 09/01/41	2,312	2,229,358
4.00%, 02/01/42	1,981	1,910,339
4.00%, 03/01/42	432	415,857
4.00%, 06/01/42	2,803	2,703,116
4.00%, 08/01/42	1,219	1,173,170
4.00%, 07/01/44	3,183	3,054,594
4.00%, 01/01/45	735	704,074
4.00%, 02/01/45	1,150	1,106,963
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/01/45	$1,756	$1,679,644
4.00%, 08/01/45	3,113	2,977,831
4.00%, 09/01/45	4,953	4,737,839
4.00%, 01/01/46	1,403	1,342,075
4.00%, 02/01/46	142	135,812
4.00%, 03/01/46	302	287,972
4.00%, 05/01/46	2,978	2,838,730
4.00%, 06/01/46	66	62,289
4.00%, 07/01/46	2,622	2,511,546
4.00%, 08/01/46	83	79,807
4.00%, 10/01/46	2,376	2,272,540
4.00%, 11/01/46	6,795	6,478,152
4.00%, 02/01/47	2,873	2,738,921
4.00%, 08/01/47	217	206,468
4.00%, 10/01/47	639	607,622
4.00%, 11/01/47	1,148	1,091,675
4.00%, 01/01/48	4,561	4,338,871
4.00%, 02/01/48	6,908	6,578,331
4.00%, 04/01/48	150	141,798
4.00%, 06/01/48	12,649	12,073,705
4.00%, 07/01/48	11,814	11,230,789
4.00%, 08/01/48	1,535	1,458,961
4.00%, 09/01/48	3,035	2,885,539
4.00%, 10/01/48	1,669	1,587,364
4.00%, 12/01/48	8,034	7,643,137
4.00%, 01/01/49	1,231	1,170,029
4.50%, 08/01/30	741	737,136
4.50%, 03/01/39	764	757,440
4.50%, 05/01/39	962	953,005
4.50%, 10/01/39	580	575,228
4.50%, 01/01/40	169	167,673
4.50%, 02/01/41	1,191	1,177,170
4.50%, 04/01/41	34	34,014
4.50%, 05/01/41	2,976	2,947,304
4.50%, 05/01/42	3,070	3,035,260
4.50%, 01/01/45	2,272	2,244,874
4.50%, 11/01/45	164	161,142
4.50%, 12/01/45	115	113,353
4.50%, 01/01/46	3,557	3,514,623
4.50%, 03/01/46	173	170,583
4.50%, 04/01/46	488	479,125
4.50%, 05/01/46	307	301,481
4.50%, 07/01/46	103	101,423
4.50%, 08/01/46	271	265,799
4.50%, 09/01/46	2,139	2,105,881
4.50%, 05/01/47	1,840	1,801,302
4.50%, 06/01/47	1,129	1,105,305
4.50%, 11/01/47	113	110,589
4.50%, 05/01/48	5,909	5,769,517
4.50%, 06/01/48	4,652	4,548,536
4.50%, 07/01/48	3,260	3,188,408
4.50%, 09/01/48	162	158,352
4.50%, 10/01/48	6,358	6,237,100
4.50%, 11/01/48	30	29,312
4.50%, 12/01/48	5,716	5,582,137
4.50%, 01/01/49	1,344	1,312,500
4.50%, 05/01/49	11	11,171
5.00%, 08/01/25	54	54,212
5.00%, 04/01/33	2,000	2,026,897
5.00%, 06/01/33	248	251,638
5.00%, 12/01/33	476	482,098

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/01/35	$968	$981,382
5.00%, 01/01/36	473	479,343
5.00%, 01/01/37	55	56,055
5.00%, 02/01/37	55	55,781
5.00%, 02/01/38	290	294,440
5.00%, 03/01/38	2,095	2,122,088
5.00%, 12/01/38	253	256,109
5.00%, 03/01/40	66	67,115
5.00%, 08/01/40	312	315,221
5.00%, 09/01/40	1,376	1,390,267
5.00%, 08/01/41	390	393,403
5.00%, 09/01/47	266	265,468
5.00%, 03/01/48	228	227,486
5.00%, 04/01/48	3,766	3,762,315
5.00%, 05/01/48	1,182	1,180,683
5.00%, 07/01/48	750	749,138
5.00%, 10/01/48	602	601,145
5.00%, 11/01/48	858	856,892
5.00%, 04/01/49	355	354,995
5.00%, 06/01/49	605	604,185
5.50%, 02/01/34	804	823,645
5.50%, 05/01/35	756	776,938
5.50%, 06/01/35	408	418,717
5.50%, 05/01/36	521	535,913
5.50%, 07/01/36	890	915,754
5.50%, 03/01/38	884	909,534
5.50%, 04/01/38	161	166,126
5.50%, 01/01/39	430	440,992
5.50%, 11/01/39	454	467,432
6.00%, 10/01/36	473	491,457
6.00%, 02/01/37	412	431,613
6.00%, 11/01/37	1,500	1,572,390
6.00%, 09/01/38	21	22,451
6.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(a)	8	7,750
6.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(a)	4	3,840
6.82%, 11/01/40, (12-mo. LIBOR US + 1.910%)(a)	266	270,933
6.84%, 12/01/38, (12-mo. LIBOR US + 1.768%)(a)	457	465,575
6.90%, 11/01/40, (12-mo. LIBOR US + 1.900%)(a)	77	77,668
6.92%, 05/01/42, (12-mo. LIBOR US + 1.799%)(a)	207	212,306
7.08%, 08/01/41, (12-mo. LIBOR US + 1.709%)(a)	115	117,870
7.38%, 09/01/41, (12-mo. LIBOR US + 1.880%)(a)	204	207,765
7.65%, 11/01/41, (12-mo. LIBOR US + 1.900%)(a)	139	141,631
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.92%, 06/25/32	25,000	22,469,058
Series K046, Class A2, 3.21%, 03/25/25	4,506	4,479,369
Series K048, Class A2, 3.28%, 06/25/25(a)	20,902	20,738,763
Series K053, Class A2, 3.00%, 12/25/25	15,000	14,760,654
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	13,960,321
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,593,281
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,681,271
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K069, Class A2, 3.19%, 09/25/27(a)	$7,106	$6,876,999
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,938,455
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,718,292
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,755,918
Series K076, Class A2, 3.90%, 04/25/28	8,000	7,863,190
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	18,739,428
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	19,704,868
Series K086, Class A2, 3.86%, 11/25/28, (1-day SOFR + 2.127%)(a)	17,500	17,139,293
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,675,435
Series K100, Class A2, 2.67%, 09/25/29	14,000	12,948,494
Series K101, Class A2, 2.52%, 10/25/29	31,000	28,451,200
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,223,183
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,734,037
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,392,149
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,268,637
Series K117, Class A2, 1.41%, 08/25/30	15,000	12,730,544
Series K120, Class A2, 1.50%, 10/25/30	1,150	975,729
Series K124, Class A2, 1.66%, 12/25/30	3,435	2,929,543
Series K126, Class A2, 2.07%, 01/25/31	17,440	15,238,646
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,030,552
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,851,870
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,061,541
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,331,331
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,343,270
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,913,111
Series K734, Class A2, 3.21%, 02/25/26	6	5,692
Series K739, Class A2, 1.34%, 09/25/27	25,490	23,600,981
Federal National Mortgage Association
3.00%, 02/01/47	7,786	7,091,488
3.00%, 03/01/47	6,300	5,553,557
3.50%, 11/01/51	5,241	4,817,827
4.00%, 02/01/47	8,476	8,138,481
4.00%, 01/01/57	5,875	5,510,976
4.00%, 02/01/57	6,529	6,124,425
6.28%, 02/01/42, (12-mo. LIBOR US + 1.805%)(a)	57	57,905
6.34%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	160	161,236
7.25%, 10/01/41, (12-mo. LIBOR US + 1.815%)(a)	263	268,178
7.53%, 08/01/41, (12-mo. LIBOR US + 1.750%)(a)	113	114,958
Federal National Mortgage Association-ACES
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,940	2,859,132
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,522	7,301,459
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,679	1,621,738
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	19,493	18,788,935
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	14,006	13,577,206
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	7,946	7,701,500
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,947	2,851,837
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	12,300	11,773,882

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	$7,417	$7,145,326
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	8,275	7,946,725
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,103	4,970,373
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,139	20,468,540
Series 2019-M5, Class A2, 3.27%, 02/25/29	14,280	13,698,209
Series 2019-M9, Class A2, 2.94%, 06/25/29	4,705	4,454,167
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	17,050	14,348,790
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,318,593
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	29,670	24,681,119
Government National Mortgage Association
1.50%, 10/20/51	4,079	3,198,022
2.00%, 07/20/50	4,817	3,977,290
2.00%, 08/20/50	69,362	57,255,078
2.00%, 09/20/50	1,853	1,529,336
2.00%, 10/20/50	47,517	39,208,206
2.00%, 11/20/50	38,599	31,843,696
2.00%, 12/20/50	69,918	57,670,681
2.00%, 01/20/51	28,846	23,789,086
2.00%, 02/20/51	191,688	158,125,524
2.00%, 05/20/51	2,809	2,316,317
2.00%, 06/20/51	6,387	5,266,917
2.00%, 08/20/51	115,010	94,819,599
2.00%, 10/20/51	81,098	66,848,226
2.00%, 11/20/51	58,887	48,535,382
2.00%, 12/20/51	210,848	173,767,878
2.00%, 01/20/52	118,484	97,637,990
2.00%, 02/20/52	67,506	55,591,779
2.00%, 03/20/52	181,804	149,718,197
2.00%, 04/20/52	42,983	35,397,129
2.00%, 06/20/52	34,062	28,050,412
2.00%, 12/19/54(i)	69,518	57,096,753
2.50%, 02/15/28	35	34,371
2.50%, 10/20/31	53	50,336
2.50%, 05/20/45	2,810	2,441,064
2.50%, 11/20/46	382	332,189
2.50%, 12/20/46	11,739	10,204,442
2.50%, 01/20/47	5,510	4,789,490
2.50%, 06/20/50	14,086	12,104,176
2.50%, 08/20/50	15,525	13,181,957
2.50%, 09/20/50	33,799	28,687,815
2.50%, 01/20/51	73,305	62,831,522
2.50%, 02/20/51	123,425	105,843,833
2.50%, 04/20/51	3,906	3,348,470
2.50%, 05/20/51	255,031	218,585,353
2.50%, 06/20/51	7,787	6,673,330
2.50%, 07/20/51	209,287	179,313,676
2.50%, 08/20/51	186,623	159,866,466
2.50%, 09/20/51	4,216	3,611,282
2.50%, 10/20/51	3,834	3,282,867
2.50%, 11/20/51	31,412	26,893,756
2.50%, 12/20/51	88,968	76,171,599
2.50%, 01/20/52	40,526	34,690,788
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/20/52	$3,231	$2,765,113
2.50%, 03/20/52	132,114	113,086,706
2.50%, 04/20/52	86,131	73,726,640
2.50%, 05/20/52	24,964	21,368,751
2.50%, 07/20/52	8,085	6,928,605
2.50%, 08/20/52	16,126	13,819,518
2.50%, 09/20/52	29,988	25,699,397
2.50%, 12/20/52	6,956	5,961,901
2.50%, 10/20/53	2,567	2,197,467
2.50%, 12/19/54(i)	65,848	56,251,469
3.00%, 08/20/42	4,211	3,846,724
3.00%, 09/15/42	9	7,799
3.00%, 10/15/42	24	22,055
3.00%, 03/15/43	139	125,212
3.00%, 06/15/43	23	20,897
3.00%, 07/15/43	59	53,301
3.00%, 09/20/43	4,852	4,409,813
3.00%, 11/15/43	451	407,011
3.00%, 01/15/44	4,182	3,790,990
3.00%, 08/20/44	12,565	11,419,796
3.00%, 10/15/44	100	94,177
3.00%, 03/20/45	4,043	3,642,421
3.00%, 05/20/45	16,664	15,011,966
3.00%, 06/20/45	5,468	4,925,770
3.00%, 07/20/45	11,027	9,933,085
3.00%, 10/20/45	3,751	3,379,178
3.00%, 11/20/45	2,389	2,151,881
3.00%, 12/20/45	4,398	3,961,443
3.00%, 02/20/46	13,138	11,834,876
3.00%, 04/20/46	5,977	5,369,319
3.00%, 05/20/46	9,844	8,843,190
3.00%, 06/20/46	11,747	10,553,191
3.00%, 07/20/46	16,497	14,820,581
3.00%, 08/20/46	28,997	26,049,850
3.00%, 09/20/46	21,727	19,518,324
3.00%, 11/20/46	5,872	5,275,457
3.00%, 12/15/46	7,256	6,447,875
3.00%, 12/20/46	34,001	30,544,799
3.00%, 01/20/47	1,784	1,602,228
3.00%, 02/15/47	10,557	9,485,661
3.00%, 02/20/47	10,851	9,748,255
3.00%, 03/20/47	9,940	8,930,078
3.00%, 04/20/47	220	197,807
3.00%, 06/20/47	4,755	4,266,424
3.00%, 09/20/47	285	255,416
3.00%, 10/20/47	5,795	5,198,981
3.00%, 11/20/47	106	95,117
3.00%, 12/20/47	2,553	2,294,210
3.00%, 02/20/48	4,668	4,169,120
3.00%, 03/20/48	16	14,358
3.00%, 03/20/49	9,896	8,890,275
3.00%, 07/20/49	7,900	7,067,366
3.00%, 09/20/49	24,160	21,585,572
3.00%, 10/15/49	8,462	7,516,129
3.00%, 10/20/49	12,820	11,450,587
3.00%, 11/20/49	143	127,645
3.00%, 12/20/49	76,297	68,104,695
3.00%, 01/20/50	40,637	36,304,228
3.00%, 02/20/50	50,670	45,201,333
3.00%, 07/20/50	26,296	23,432,997
3.00%, 02/20/51	1,633	1,452,896

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/20/51	$616	$547,410
3.00%, 08/20/51	67,687	60,171,437
3.00%, 09/20/51	22,222	19,751,506
3.00%, 10/20/51	25,591	22,741,839
3.00%, 11/20/51	43,790	38,907,774
3.00%, 12/20/51	39,255	34,872,033
3.00%, 02/20/52	49,630	44,073,214
3.00%, 03/20/52	31,739	27,892,647
3.00%, 04/20/52	35,388	31,100,677
3.00%, 05/20/52	49,446	43,895,274
3.00%, 06/20/52	26,879	23,861,332
3.00%, 07/20/52	24,813	22,027,409
3.00%, 08/20/52	12,174	10,807,540
3.00%, 09/20/52	16,847	14,955,836
3.00%, 11/20/52	2,355	2,091,757
3.00%, 12/19/54(i)	78,407	69,475,135
3.50%, 11/20/40	54	50,618
3.50%, 12/20/40	38	36,065
3.50%, 05/20/41	73	69,161
3.50%, 09/15/41	131	122,947
3.50%, 10/15/41	185	172,987
3.50%, 12/15/41	1,302	1,220,072
3.50%, 04/15/42	87	81,188
3.50%, 08/20/42	7,477	7,008,485
3.50%, 09/15/42	294	275,001
3.50%, 09/20/42	8,920	8,361,451
3.50%, 10/15/42	259	241,929
3.50%, 10/20/42	23,907	22,409,462
3.50%, 11/15/42	343	321,046
3.50%, 11/20/42	20,836	19,530,638
3.50%, 12/15/42	576	539,262
3.50%, 12/20/42	7,356	6,895,309
3.50%, 02/15/43	327	306,211
3.50%, 02/20/43	144	134,658
3.50%, 03/15/43	345	322,966
3.50%, 03/20/43	633	591,579
3.50%, 04/15/43	21	19,748
3.50%, 04/20/43	164	154,281
3.50%, 05/15/43	638	595,993
3.50%, 06/15/43	9,078	8,448,589
3.50%, 08/20/43	115	108,031
3.50%, 09/20/43	57	53,144
3.50%, 10/20/43	155	145,284
3.50%, 01/15/44	142	132,455
3.50%, 01/20/44	4,753	4,447,009
3.50%, 02/20/44	1,544	1,444,925
3.50%, 03/20/44	925	865,145
3.50%, 07/20/44	26	24,265
3.50%, 08/15/44	23	21,694
3.50%, 08/20/44	5,035	4,692,492
3.50%, 09/15/44	60	56,216
3.50%, 09/20/44	9,076	8,459,240
3.50%, 10/15/44	140	130,348
3.50%, 10/20/44	1,401	1,305,353
3.50%, 11/20/44	12	11,274
3.50%, 12/20/44	855	796,852
3.50%, 01/15/45	53	49,415
3.50%, 01/20/45	122	113,736
3.50%, 03/15/45	99	91,499
3.50%, 04/20/45	8,769	8,129,223
3.50%, 05/20/45	3,382	3,134,532
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/15/45	$39	$36,555
3.50%, 06/20/45	4,936	4,576,140
3.50%, 07/20/45	173	160,380
3.50%, 08/20/45	402	372,470
3.50%, 09/20/45	13,006	12,056,557
3.50%, 10/20/45	1,248	1,156,551
3.50%, 11/20/45	9,117	8,452,289
3.50%, 12/20/45	5,075	4,705,221
3.50%, 03/20/46	18,648	17,288,379
3.50%, 04/20/46	8,243	7,635,846
3.50%, 06/20/46	36,194	33,528,593
3.50%, 07/20/46	203	188,395
3.50%, 08/15/46	45	41,918
3.50%, 11/20/46	371	344,059
3.50%, 12/20/46	10,548	9,771,048
3.50%, 01/15/47	42	38,754
3.50%, 01/20/47	2,495	2,311,120
3.50%, 02/20/47	42,597	39,459,565
3.50%, 03/20/47	15,762	14,572,546
3.50%, 04/20/47	14,112	13,047,154
3.50%, 06/20/47	3,106	2,875,568
3.50%, 07/20/47	391	361,429
3.50%, 08/20/47	20,671	19,120,625
3.50%, 09/15/47	48	43,944
3.50%, 09/20/47	29,613	27,378,852
3.50%, 10/20/47	12,407	11,476,923
3.50%, 11/15/47	16	14,967
3.50%, 11/20/47	17,828	16,483,238
3.50%, 12/15/47	5	4,842
3.50%, 12/20/47	9,117	8,386,987
3.50%, 01/20/48	8,574	7,927,669
3.50%, 02/20/48	2,905	2,685,259
3.50%, 04/20/48	28,447	26,270,180
3.50%, 05/15/48	317	292,032
3.50%, 05/20/48	19,688	18,203,052
3.50%, 08/20/48	3,724	3,437,475
3.50%, 09/20/48	1,746	1,613,907
3.50%, 11/20/48	3,032	2,798,634
3.50%, 01/20/49	1,842	1,703,032
3.50%, 06/20/49	605	557,454
3.50%, 09/20/49	4,857	4,476,045
3.50%, 10/20/49	6,225	5,736,149
3.50%, 01/20/50	24,759	22,816,147
3.50%, 03/20/50	6,903	6,361,117
3.50%, 08/20/50	5,580	5,143,380
3.50%, 10/20/51	2,301	2,113,441
3.50%, 01/20/52	9,109	8,362,588
3.50%, 02/20/52	16,895	15,510,234
3.50%, 05/20/52	31,737	29,078,460
3.50%, 08/20/52	7,750	7,100,671
3.50%, 10/20/52	13,724	12,569,261
3.50%, 12/20/52	10,004	9,164,448
3.50%, 01/20/53	36,134	33,099,156
3.50%, 05/20/53	23,964	22,083,586
3.50%, 06/20/53	4,959	4,567,252
3.50%, 07/20/53	42,519	39,195,666
3.50%, 12/19/54(i)	92,351	84,426,759
4.00%, 06/15/39	5	4,508
4.00%, 09/20/40	1,909	1,851,417
4.00%, 01/15/41	1	642
4.00%, 01/20/41	628	608,522

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/15/41	$1,541	$1,491,488
4.00%, 05/20/41	12	11,811
4.00%, 07/15/41	743	719,044
4.00%, 09/15/41	17	16,167
4.00%, 09/20/41	834	808,385
4.00%, 10/15/41	290	279,648
4.00%, 11/15/41	153	148,163
4.00%, 12/15/41	639	618,082
4.00%, 12/20/41	2,797	2,709,917
4.00%, 01/15/42	63	60,766
4.00%, 01/20/42	1,216	1,178,264
4.00%, 02/15/42	292	282,009
4.00%, 03/15/42	1,523	1,473,870
4.00%, 04/15/42	455	440,605
4.00%, 09/20/42	609	589,731
4.00%, 08/15/43	12	11,135
4.00%, 10/20/43	3,025	2,913,708
4.00%, 03/15/44	71	68,100
4.00%, 04/15/44	29	27,737
4.00%, 06/15/44	103	98,653
4.00%, 08/15/44	9	8,509
4.00%, 08/20/44	214	205,424
4.00%, 09/15/44	2	1,845
4.00%, 10/15/44	9	8,971
4.00%, 10/20/44	4,023	3,869,015
4.00%, 12/20/44	268	257,900
4.00%, 01/20/45	6,309	6,067,105
4.00%, 08/20/45	3,534	3,392,943
4.00%, 09/20/45	4,157	3,992,093
4.00%, 10/20/45	492	472,148
4.00%, 01/20/46	1,881	1,805,990
4.00%, 03/20/46	9,227	8,860,330
4.00%, 07/20/46	1,995	1,902,688
4.00%, 08/20/46	23	21,672
4.00%, 09/20/46	450	429,537
4.00%, 11/20/46	2,404	2,292,746
4.00%, 12/15/46	3,627	3,483,625
4.00%, 04/20/47	14,919	14,216,747
4.00%, 06/20/47	6,037	5,752,230
4.00%, 07/20/47	26,203	24,978,760
4.00%, 08/20/47	1,277	1,217,181
4.00%, 11/20/47	16,001	15,253,832
4.00%, 12/20/47	35	33,406
4.00%, 01/20/48	127	121,268
4.00%, 03/15/48	38	35,965
4.00%, 03/20/48	18,427	17,559,239
4.00%, 04/20/48	9,925	9,444,195
4.00%, 05/15/48	1,605	1,521,244
4.00%, 05/20/48	10,634	10,112,980
4.00%, 08/20/48	16,391	15,602,757
4.00%, 09/20/48	8,505	8,098,705
4.00%, 10/20/48	503	478,190
4.00%, 11/20/48	14,037	13,351,414
4.00%, 02/20/49	6,112	5,815,929
4.00%, 03/20/49	250	237,958
4.00%, 05/20/49	1,073	1,020,868
4.00%, 06/15/49	617	587,123
4.00%, 06/20/49	1,545	1,469,010
4.00%, 09/15/49	1,640	1,555,382
4.00%, 01/20/50	62,530	59,506,554
4.00%, 02/20/50	25,240	24,019,571
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/20/50	$4,541	$4,322,096
4.00%, 07/20/52	8,297	7,827,695
4.00%, 09/20/52	76,421	72,096,293
4.00%, 10/20/52	37,626	35,496,560
4.00%, 12/20/52	15,950	15,047,816
4.00%, 03/20/53	9,186	8,665,881
4.00%, 10/20/53	6,673	6,293,557
4.00%, 12/19/54(i)	136,256	128,115,099
4.50%, 04/15/39	247	244,958
4.50%, 08/15/39	1,232	1,222,215
4.50%, 11/20/39	651	645,979
4.50%, 01/20/40	176	175,241
4.50%, 06/15/40	1,238	1,228,455
4.50%, 07/15/40	583	578,806
4.50%, 08/15/40	899	891,829
4.50%, 08/20/40	1,090	1,081,561
4.50%, 09/15/40	1,028	1,019,857
4.50%, 10/20/40	2,639	2,619,476
4.50%, 06/20/41	2,342	2,322,556
4.50%, 07/20/41	12,121	12,019,938
4.50%, 09/20/41	1,611	1,597,655
4.50%, 12/20/41	329	326,274
4.50%, 11/20/45	2,807	2,769,385
4.50%, 02/15/46	4	3,802
4.50%, 08/20/46	3,406	3,361,722
4.50%, 09/20/46	550	545,478
4.50%, 10/20/46	2,460	2,427,936
4.50%, 11/20/46	952	939,505
4.50%, 12/20/46	391	386,383
4.50%, 02/20/47	409	402,958
4.50%, 04/20/47	475	465,663
4.50%, 05/20/47	459	449,257
4.50%, 06/20/47	1,048	1,026,589
4.50%, 07/20/47	2,339	2,291,315
4.50%, 10/20/47	743	727,593
4.50%, 04/20/48	1,792	1,752,452
4.50%, 05/20/48	4,493	4,394,806
4.50%, 06/20/48	4,910	4,798,397
4.50%, 07/20/48	6,400	6,255,178
4.50%, 08/20/48	10,300	10,066,690
4.50%, 09/20/48	517	505,189
4.50%, 10/20/48	534	521,964
4.50%, 11/20/48	148	144,673
4.50%, 12/20/48	5,341	5,219,419
4.50%, 01/20/49	139	135,976
4.50%, 02/20/49	1,597	1,558,127
4.50%, 03/20/49	2,217	2,166,600
4.50%, 05/20/49	500	488,438
4.50%, 06/20/49	7,019	6,859,755
4.50%, 07/20/49	5,274	5,154,392
4.50%, 08/20/49	2,090	2,042,921
4.50%, 07/20/52	4,307	4,165,154
4.50%, 08/20/52	95,714	92,565,795
4.50%, 04/20/53	71,327	68,944,039
4.50%, 05/20/53	36,335	35,120,805
4.50%, 06/20/53	59,586	57,595,168
4.50%, 04/20/54	1,803	1,739,887
4.50%, 12/19/54(i)	183,186	176,749,974
5.00%, 12/15/36	338	342,044
5.00%, 01/15/39	1,068	1,083,999
5.00%, 07/15/39	1,912	1,940,631

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/15/40	$713	$720,697
5.00%, 07/20/40	3,630	3,671,998
5.00%, 08/20/40	1,366	1,381,342
5.00%, 05/15/47	1,012	1,010,538
5.00%, 06/15/47	154	153,740
5.00%, 11/15/47	348	346,961
5.00%, 12/15/47	252	251,366
5.00%, 01/15/48	329	329,050
5.00%, 02/15/48	473	472,677
5.00%, 03/20/48	972	979,357
5.00%, 04/20/48	3,333	3,355,578
5.00%, 05/20/48	3,574	3,562,407
5.00%, 10/20/48	73	73,173
5.00%, 11/20/48	1,287	1,283,286
5.00%, 12/20/48	2,380	2,372,733
5.00%, 01/20/49	3,984	3,971,434
5.00%, 04/20/49	9,272	9,254,338
5.00%, 05/20/49	1,084	1,081,740
5.00%, 06/20/49	8,469	8,452,630
5.00%, 07/20/52	4,438	4,387,128
5.00%, 09/20/52	5,591	5,527,445
5.00%, 11/20/52	4,781	4,726,315
5.00%, 12/20/52	38,723	38,281,129
5.00%, 01/20/53	40,951	40,483,800
5.00%, 02/20/53	7,315	7,231,865
5.00%, 04/20/53	29,697	29,312,052
5.00%, 05/20/53	75,411	74,434,425
5.00%, 06/20/53	8,120	8,014,780
5.00%, 07/20/53	85,999	84,884,878
5.00%, 05/20/54	574	566,412
5.00%, 10/20/54	35,365	34,868,124
5.00%, 12/15/54(i)	324,055	319,347,126
5.50%, 03/15/36	513	527,660
5.50%, 06/20/38	586	602,284
5.50%, 03/20/39	871	896,662
5.50%, 12/15/39	209	216,681
5.50%, 01/15/40	2,059	2,120,845
5.50%, 04/20/48	197	202,725
5.50%, 12/20/52	70,624	70,900,472
5.50%, 01/20/53	22,214	22,298,541
5.50%, 03/20/53	36,902	37,014,145
5.50%, 04/20/53	100,745	101,050,208
5.50%, 06/20/53	21,326	21,390,837
5.50%, 07/20/53	20,538	20,690,789
5.50%, 09/20/53	40,355	40,477,290
5.50%, 10/20/53	44,280	44,414,419
5.50%, 05/20/54	1,972	1,976,122
5.50%, 08/20/54	91,620	91,797,993
5.50%, 12/15/54(i)	316,524	316,800,414
6.00%, 03/15/37	1,669	1,754,453
6.00%, 09/20/38	653	683,430
6.00%, 11/15/39	279	295,346
6.00%, 02/20/53	10,217	10,359,490
6.00%, 09/20/53	24,624	24,948,951
6.00%, 10/20/53	37,343	37,836,251
6.00%, 06/20/54	121,569	122,962,464
6.00%, 07/20/54	91,514	92,562,811
6.00%, 08/20/54	174,111	176,106,795
6.00%, 09/20/54	73,196	74,035,502
6.00%, 12/15/54(i)	205,550	207,613,710
6.50%, 10/20/38	965	1,023,199
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 04/20/54	$34,117	$34,699,162
6.50%, 06/20/54	37,613	38,293,255
6.50%, 07/20/54	224,364	228,421,045
6.50%, 08/20/54	74,144	75,433,012
6.50%, 12/15/54(i)	101,229	102,924,593
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	15,556	13,645,684
1.50%, 04/01/36	277	242,560
1.50%, 07/01/36	2,833	2,482,799
1.50%, 10/01/36	11,387	9,969,736
1.50%, 01/01/37	1,457	1,274,647
1.50%, 02/01/37	137,791	120,517,066
1.50%, 03/01/37	141,380	123,443,894
1.50%, 04/01/37	21,740	18,982,323
1.50%, 08/01/37	11,254	9,843,164
1.50%, 12/17/39(i)	176,063	153,553,989
1.50%, 11/01/50	83,605	64,131,436
1.50%, 01/01/51	23,366	17,919,731
1.50%, 04/01/51	8,476	6,497,496
1.50%, 05/01/51	94,696	72,583,272
1.50%, 06/01/51	44,992	34,482,455
1.50%, 07/01/51	129,676	99,389,318
1.50%, 11/01/51	84,972	65,090,183
1.50%, 04/01/52	8,761	6,713,269
1.50%, 12/12/54(i)	19,975	15,233,182
2.00%, 10/01/35	26,013	23,591,798
2.00%, 11/01/35	12,156	11,060,870
2.00%, 12/01/35	58,632	52,963,317
2.00%, 01/01/36	4,169	3,764,448
2.00%, 02/01/36	296,086	267,992,086
2.00%, 03/01/36	59,635	53,842,178
2.00%, 04/01/36	458	414,406
2.00%, 05/01/36	47,426	42,871,627
2.00%, 06/01/36	35,946	32,363,082
2.00%, 07/01/36	11,108	9,992,016
2.00%, 08/01/36	22,398	20,182,854
2.00%, 09/01/36	18,448	16,592,400
2.00%, 10/01/36	31,451	28,287,815
2.00%, 11/01/36	42,867	38,572,489
2.00%, 12/01/36	75,650	68,042,713
2.00%, 01/01/37	110,795	99,669,969
2.00%, 02/01/37	62,127	55,879,824
2.00%, 03/01/37	30,521	27,396,194
2.00%, 04/01/37	133,961	120,171,338
2.00%, 05/01/37	56,185	50,388,197
2.00%, 06/01/37	102,239	91,788,686
2.00%, 08/01/37	16,755	15,045,624
2.00%, 10/01/37	8,667	7,773,211
2.00%, 12/17/39(i)	176,664	158,411,835
2.00%, 05/01/50	28,576	23,165,190
2.00%, 06/01/50	63,529	51,480,952
2.00%, 07/01/50	54,959	44,518,757
2.00%, 09/01/50	61,014	49,510,228
2.00%, 10/01/50	147,908	119,885,242
2.00%, 11/01/50	2,345	1,896,103
2.00%, 12/01/50	215,172	175,261,186
2.00%, 01/01/51	92,669	75,691,525
2.00%, 02/01/51	441,457	356,786,185
2.00%, 03/01/51	437,817	354,135,048
2.00%, 04/01/51	526,243	425,964,289
2.00%, 05/01/51	101,788	82,536,932

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 06/01/51	$269,208	$218,106,763
2.00%, 07/01/51	259,872	210,270,287
2.00%, 08/01/51	146,453	117,911,292
2.00%, 09/01/51	47,728	38,448,794
2.00%, 10/01/51	643,288	519,256,850
2.00%, 11/01/51	464,383	374,997,600
2.00%, 12/01/51	400,925	323,171,572
2.00%, 01/01/52	217,475	175,241,042
2.00%, 02/01/52	533,881	429,363,724
2.00%, 03/01/52	444,642	357,367,831
2.00%, 04/01/52	24,211	19,455,972
2.00%, 05/01/52	52,621	42,368,126
2.00%, 06/01/52	74,306	59,759,667
2.00%, 10/01/52	34,312	27,609,749
2.00%, 12/01/53	22,955	18,445,592
2.00%, 12/13/53(i)	69,356	55,549,411
2.50%, 05/01/27	452	441,233
2.50%, 10/01/27	525	511,347
2.50%, 01/01/28	71	68,685
2.50%, 03/01/28	107	103,532
2.50%, 06/01/28	19	17,949
2.50%, 09/01/28	53	51,644
2.50%, 12/01/28	24	23,481
2.50%, 09/01/29	41	39,375
2.50%, 12/01/29	914	887,594
2.50%, 02/01/30	740	709,044
2.50%, 03/01/30	2,601	2,486,360
2.50%, 04/01/30	153	146,526
2.50%, 06/01/30	402	383,796
2.50%, 07/01/30	802	765,486
2.50%, 08/01/30	2,275	2,168,406
2.50%, 09/01/30	860	820,749
2.50%, 12/01/30	1,656	1,575,093
2.50%, 01/01/31	1,113	1,060,911
2.50%, 04/01/31	620	588,062
2.50%, 05/01/31	18	16,962
2.50%, 09/01/31	3,292	3,110,916
2.50%, 10/01/31	29,670	28,199,845
2.50%, 12/01/31	5,762	5,447,804
2.50%, 01/01/32	11,404	10,776,941
2.50%, 02/01/32	13,154	12,447,531
2.50%, 03/01/32	5,285	4,983,093
2.50%, 04/01/32	31,059	29,405,130
2.50%, 05/01/32	20,432	19,323,550
2.50%, 06/01/32	557	528,090
2.50%, 07/01/32	8,515	8,073,400
2.50%, 09/01/32	3,319	3,145,638
2.50%, 10/01/32	648	610,859
2.50%, 11/01/32	605	565,370
2.50%, 12/01/32	5,999	5,639,162
2.50%, 01/01/33	16,741	15,984,522
2.50%, 03/01/33	96	89,728
2.50%, 07/01/33	94	88,569
2.50%, 08/01/34	393	372,060
2.50%, 10/01/34	148	137,264
2.50%, 11/01/34	18,812	17,378,428
2.50%, 07/01/35	10,549	9,810,357
2.50%, 09/01/35	20,493	18,979,560
2.50%, 10/01/35	65,208	60,498,014
2.50%, 03/01/36	19,367	17,937,345
2.50%, 04/01/36	1,244	1,151,588
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 05/01/36	$17,084	$15,781,728
2.50%, 07/01/36	28,332	26,146,018
2.50%, 08/01/36	32,862	30,310,821
2.50%, 10/01/36	1,154	1,069,935
2.50%, 03/01/37	12,527	11,538,660
2.50%, 04/01/37	25,534	23,568,005
2.50%, 05/01/37	57,949	53,335,355
2.50%, 06/01/37	22,822	21,026,150
2.50%, 12/17/39(i)	207,852	191,360,108
2.50%, 05/01/43	191	167,282
2.50%, 02/01/47	669	578,622
2.50%, 04/01/47	8,480	7,329,999
2.50%, 12/01/47	162	139,888
2.50%, 05/01/50	84,061	71,111,570
2.50%, 07/01/50	39,530	33,847,194
2.50%, 08/01/50	56,935	48,585,580
2.50%, 09/01/50	138,337	117,846,800
2.50%, 10/01/50	167,765	142,472,454
2.50%, 11/01/50	195,121	165,578,105
2.50%, 12/01/50	74,787	62,967,247
2.50%, 01/01/51	134,576	113,366,732
2.50%, 02/01/51	53,485	45,168,979
2.50%, 03/01/51	68,301	57,399,087
2.50%, 04/01/51	50,788	42,767,389
2.50%, 05/01/51	47,496	40,128,291
2.50%, 06/01/51	6,615	5,573,411
2.50%, 07/01/51	277,578	234,034,053
2.50%, 08/01/51	291,284	246,114,328
2.50%, 09/01/51	135,076	113,904,478
2.50%, 10/01/51	202,281	170,742,843
2.50%, 11/01/51	90,499	76,483,107
2.50%, 12/01/51	401,410	339,092,416
2.50%, 01/01/52	446,301	375,603,227
2.50%, 02/01/52	308,844	260,084,975
2.50%, 03/01/52	236,390	198,697,403
2.50%, 04/01/52	274,884	231,017,739
2.50%, 05/01/52	108,234	90,879,789
2.50%, 06/01/52	12,613	10,590,110
2.50%, 07/01/52	164,621	138,246,663
2.50%, 08/01/52	10,601	8,900,898
2.50%, 04/01/53	132,744	111,451,245
2.50%, 12/12/54(i)	143,702	120,244,940
3.00%, 11/01/25	19	18,666
3.00%, 10/01/26	23	22,699
3.00%, 01/01/27	618	607,281
3.00%, 02/01/27	7	6,778
3.00%, 10/01/27	1,078	1,054,405
3.00%, 11/01/27	630	616,349
3.00%, 12/01/27	41	40,524
3.00%, 03/01/29	86	83,865
3.00%, 07/01/29	131	127,353
3.00%, 09/01/29	67	64,923
3.00%, 10/01/29	19	18,740
3.00%, 01/01/30	50	48,424
3.00%, 03/01/30	20,642	20,145,875
3.00%, 04/01/30	2,299	2,219,350
3.00%, 06/01/30	344	335,133
3.00%, 07/01/30	1,900	1,831,406
3.00%, 08/01/30	6,866	6,615,048
3.00%, 09/01/30	9,043	8,718,018
3.00%, 10/01/30	4,105	3,951,977

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/30	$956	$920,403
3.00%, 12/01/30	2,828	2,719,708
3.00%, 01/01/31	9,243	8,932,581
3.00%, 02/01/31	6,660	6,421,052
3.00%, 03/01/31	4,592	4,413,182
3.00%, 04/01/31	700	673,715
3.00%, 05/01/31	216	207,793
3.00%, 06/01/31	3,966	3,806,554
3.00%, 07/01/31	1,096	1,048,595
3.00%, 09/01/31	3,783	3,633,941
3.00%, 10/01/31	713	682,632
3.00%, 12/01/31	5,936	5,777,898
3.00%, 01/01/32	6,708	6,429,531
3.00%, 02/01/32	12,556	12,050,785
3.00%, 03/01/32	1,805	1,729,347
3.00%, 04/01/32	123	118,807
3.00%, 05/01/32	2,700	2,576,366
3.00%, 06/01/32	4,052	3,895,751
3.00%, 08/01/32	2,502	2,397,157
3.00%, 09/01/32	697	669,133
3.00%, 11/01/32	4,184	4,006,990
3.00%, 12/01/32	8,308	7,941,162
3.00%, 02/01/33	4,534	4,338,210
3.00%, 05/01/33	396	375,284
3.00%, 09/01/33	314	300,309
3.00%, 10/01/33	3,975	3,790,019
3.00%, 07/01/34	3,093	2,944,522
3.00%, 08/01/34	344	327,070
3.00%, 09/01/34	4,618	4,395,945
3.00%, 11/01/34	3,178	3,026,001
3.00%, 12/01/34	11,380	10,833,913
3.00%, 03/01/35	3,042	2,896,358
3.00%, 04/01/35	18,802	17,883,738
3.00%, 06/01/35	449	427,083
3.00%, 07/01/35	2,471	2,352,818
3.00%, 09/01/35	12,884	12,381,774
3.00%, 10/01/35	7,877	7,492,111
3.00%, 12/01/35	4,878	4,641,728
3.00%, 02/01/37	5,789	5,479,111
3.00%, 04/01/37	10,192	9,600,925
3.00%, 06/01/37	1,823	1,733,946
3.00%, 07/01/37	14,830	14,023,948
3.00%, 09/01/37	881	832,531
3.00%, 07/01/38	19,135	18,025,447
3.00%, 11/01/38	19,288	18,169,461
3.00%, 12/17/39(i)	74,295	69,920,050
3.00%, 08/01/42	206	187,278
3.00%, 09/01/42	71	63,870
3.00%, 10/01/42	3,013	2,731,750
3.00%, 11/01/42	2,267	2,054,893
3.00%, 12/01/42	12,401	11,241,641
3.00%, 01/01/43	5,792	5,251,288
3.00%, 02/01/43	208	188,658
3.00%, 03/01/43	8,896	8,057,456
3.00%, 04/01/43	9,621	8,714,255
3.00%, 05/01/43	3,728	3,376,843
3.00%, 06/01/43	1,939	1,756,894
3.00%, 07/01/43	1,379	1,249,405
3.00%, 08/01/43	2,330	2,110,046
3.00%, 09/01/43	5,699	5,161,726
3.00%, 01/01/44	7,911	7,164,969
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/01/44	$24,831	$22,489,629
3.00%, 12/01/44	6	5,385
3.00%, 01/01/45	2,519	2,281,040
3.00%, 02/01/45	236	211,427
3.00%, 03/01/45	10,716	9,705,185
3.00%, 04/01/45	88	78,921
3.00%, 05/01/45	10,303	9,275,348
3.00%, 06/01/45	53	47,161
3.00%, 08/01/45	113	102,158
3.00%, 09/01/45	808	722,389
3.00%, 11/01/45	1,754	1,569,143
3.00%, 12/01/45	188	168,673
3.00%, 01/01/46	456	406,844
3.00%, 04/01/46	2,723	2,436,364
3.00%, 06/01/46	53	47,507
3.00%, 07/01/46	66,474	59,472,376
3.00%, 08/01/46	11,596	10,363,600
3.00%, 10/01/46	3,596	3,216,711
3.00%, 11/01/46	44,381	39,641,873
3.00%, 12/01/46	99,259	88,593,698
3.00%, 01/01/47	37,209	33,300,528
3.00%, 02/01/47	60,938	54,355,897
3.00%, 03/01/47	33,086	29,511,814
3.00%, 05/01/47	1,246	1,111,564
3.00%, 07/01/47	15,119	13,487,045
3.00%, 08/01/47	4,698	4,190,299
3.00%, 12/01/47	24,115	21,556,886
3.00%, 03/01/48	3,819	3,405,910
3.00%, 04/01/48	110	96,266
3.00%, 09/01/48	370	330,446
3.00%, 11/01/48	42,380	37,800,368
3.00%, 02/01/49	19,482	17,429,169
3.00%, 09/01/49	8,943	7,958,870
3.00%, 11/01/49	14,234	12,624,894
3.00%, 12/01/49	27,618	24,470,734
3.00%, 02/01/50	7,411	6,499,287
3.00%, 03/01/50	17,979	15,928,485
3.00%, 04/01/50	15,438	13,655,870
3.00%, 06/01/50	49,342	43,594,925
3.00%, 07/01/50	49,527	43,733,006
3.00%, 08/01/50	46,040	40,956,432
3.00%, 09/01/50	9,375	8,273,157
3.00%, 10/01/50	130,399	114,303,904
3.00%, 11/01/50	17,440	15,388,668
3.00%, 12/01/50	8,027	7,080,426
3.00%, 01/01/51	25,491	22,553,884
3.00%, 03/01/51	3,914	3,448,688
3.00%, 05/01/51	63,016	56,103,635
3.00%, 06/01/51	59,654	52,563,330
3.00%, 07/01/51	40,684	35,886,963
3.00%, 08/01/51	57,366	50,342,782
3.00%, 11/01/51	17,144	15,060,113
3.00%, 12/01/51	16,502	14,576,851
3.00%, 01/01/52	74,271	65,185,986
3.00%, 02/01/52	88,883	78,510,565
3.00%, 03/01/52	128,894	113,119,762
3.00%, 04/01/52	179,181	157,741,525
3.00%, 05/01/52	101,401	88,846,090
3.00%, 07/01/52	175,213	153,109,753
3.00%, 08/01/52	27,779	24,469,804
3.00%, 12/12/54(i)	157,847	137,572,134

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/25	$30	$29,314
3.50%, 01/01/27	85	83,741
3.50%, 11/01/28	67	65,959
3.50%, 01/01/29	122	120,019
3.50%, 11/01/29	59	58,074
3.50%, 12/01/29	542	529,790
3.50%, 07/01/30	3,277	3,204,481
3.50%, 10/01/30	847	827,739
3.50%, 11/01/30	226	219,810
3.50%, 03/01/31	1,509	1,466,263
3.50%, 06/01/31	4,354	4,247,443
3.50%, 01/01/32	5,865	5,691,696
3.50%, 02/01/32	739	716,538
3.50%, 05/01/32	2,952	2,863,186
3.50%, 06/01/32	2,727	2,644,692
3.50%, 07/01/32	1,059	1,024,626
3.50%, 08/01/32	653	633,577
3.50%, 09/01/32	1,531	1,486,266
3.50%, 10/01/32	660	640,455
3.50%, 11/01/32	789	764,708
3.50%, 12/01/32	93	90,103
3.50%, 02/01/33	445	430,314
3.50%, 03/01/33	3,456	3,350,569
3.50%, 04/01/33	4,100	3,975,798
3.50%, 05/01/33	3,039	2,944,567
3.50%, 06/01/33	3,578	3,462,094
3.50%, 10/01/33	490	474,042
3.50%, 01/01/34	1,061	1,025,485
3.50%, 02/01/34	17,463	16,916,533
3.50%, 03/01/34	478	462,065
3.50%, 04/01/34	1,341	1,300,753
3.50%, 05/01/34	1,553	1,502,176
3.50%, 07/01/34	2,771	2,722,911
3.50%, 08/01/34	4,301	4,160,447
3.50%, 01/01/35	3,021	2,922,985
3.50%, 05/01/35	243	235,645
3.50%, 09/01/37	25,056	24,067,467
3.50%, 07/01/38	33,162	31,786,852
3.50%, 08/01/38	799	761,097
3.50%, 09/01/38	1,418	1,350,912
3.50%, 12/17/39(i)	25,166	24,103,225
3.50%, 11/01/40	221	206,793
3.50%, 02/01/41	233	216,911
3.50%, 02/01/42	6,769	6,314,474
3.50%, 03/01/42	51	47,520
3.50%, 04/01/42	24	22,031
3.50%, 05/01/42	2,292	2,139,792
3.50%, 08/01/42	380	355,363
3.50%, 09/01/42	13,785	12,859,602
3.50%, 11/01/42	8,319	7,759,823
3.50%, 12/01/42	2,957	2,759,295
3.50%, 01/01/43	80	74,851
3.50%, 02/01/43	447	419,444
3.50%, 04/01/43	76	70,895
3.50%, 05/01/43	108	101,008
3.50%, 06/01/43	2,998	2,793,488
3.50%, 08/01/43	59	55,410
3.50%, 10/01/43	3,344	3,119,403
3.50%, 09/01/44	191	177,812
3.50%, 10/01/44	3,890	3,624,395
3.50%, 01/01/45	94	87,527
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/45	$4,792	$4,465,321
3.50%, 03/01/45	18,484	17,121,888
3.50%, 05/01/45	20,662	19,156,349
3.50%, 06/01/45	77	71,100
3.50%, 07/01/45	8,418	7,803,352
3.50%, 08/01/45	3,268	3,029,584
3.50%, 10/01/45	1,703	1,588,629
3.50%, 11/01/45	240	222,125
3.50%, 12/01/45	31,669	29,338,977
3.50%, 01/01/46	13,710	12,766,313
3.50%, 02/01/46	14,399	13,335,188
3.50%, 03/01/46	17,678	16,395,163
3.50%, 04/01/46	2,386	2,196,286
3.50%, 05/01/46	14,575	13,492,854
3.50%, 06/01/46	2,754	2,538,826
3.50%, 07/01/46	23,631	21,871,869
3.50%, 08/01/46	7,675	7,086,651
3.50%, 09/01/46	6,035	5,543,799
3.50%, 10/01/46	8,788	8,126,331
3.50%, 11/01/46	12,164	11,254,770
3.50%, 12/01/46	52,330	48,519,303
3.50%, 01/01/47	27,183	25,226,268
3.50%, 02/01/47	11,741	10,868,071
3.50%, 04/01/47	10,853	10,025,365
3.50%, 05/01/47	12,305	11,367,030
3.50%, 06/01/47	3,940	3,647,841
3.50%, 07/01/47	54,645	50,413,780
3.50%, 08/01/47	13,078	12,062,101
3.50%, 09/01/47	3,314	3,054,350
3.50%, 10/01/47	10,616	9,827,326
3.50%, 11/01/47	8,628	8,009,624
3.50%, 12/01/47	14,738	13,583,443
3.50%, 01/01/48	32,316	29,823,611
3.50%, 02/01/48	68,379	63,081,956
3.50%, 03/01/48	2,169	1,997,417
3.50%, 04/01/48	9,885	9,130,312
3.50%, 05/01/48	27,156	25,032,471
3.50%, 06/01/48	2,938	2,705,629
3.50%, 07/01/48	2,286	2,111,440
3.50%, 11/01/48	34,891	32,137,848
3.50%, 02/01/49	92	84,770
3.50%, 03/01/49	1,267	1,164,626
3.50%, 04/01/49	1,947	1,787,419
3.50%, 05/01/49	1,480	1,347,605
3.50%, 06/01/49	74,175	68,378,596
3.50%, 07/01/49	11,287	10,354,667
3.50%, 09/01/49	16,161	14,825,974
3.50%, 04/01/50	41,416	38,125,995
3.50%, 05/01/50	16,302	14,956,363
3.50%, 06/01/50	4,751	4,357,358
3.50%, 07/01/50	20,577	18,787,357
3.50%, 02/01/51	26,193	24,031,892
3.50%, 05/01/51	6,597	6,056,301
3.50%, 07/01/51	3,611	3,294,531
3.50%, 09/01/51	1,200	1,100,437
3.50%, 01/01/52	3,672	3,367,246
3.50%, 04/01/52	155,409	142,420,821
3.50%, 05/01/52	144,174	131,150,138
3.50%, 06/01/52	66,394	60,623,583
3.50%, 07/01/52	34,746	31,765,028
3.50%, 05/01/53	51,935	47,170,697

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/12/54(i)	$260,061	$235,713,665
4.00%, 10/01/25	79	78,995
4.00%, 11/01/25	1	589
4.00%, 03/01/26	70	69,944
4.00%, 06/01/26	109	108,260
4.00%, 09/01/26	44	43,694
4.00%, 12/01/30	770	756,424
4.00%, 01/01/31	271	266,242
4.00%, 02/01/31	200	196,427
4.00%, 10/01/31	891	874,623
4.00%, 02/01/32	1,193	1,170,593
4.00%, 07/01/32	1,201	1,191,160
4.00%, 05/01/33	3,618	3,553,831
4.00%, 06/01/33	611	599,855
4.00%, 07/01/33	1,025	1,006,094
4.00%, 12/01/33	1,821	1,808,179
4.00%, 07/01/37	4,300	4,181,543
4.00%, 08/01/37	4,404	4,287,634
4.00%, 09/01/37	5,987	5,821,911
4.00%, 11/01/37	8,622	8,384,598
4.00%, 02/01/38	4,539	4,413,943
4.00%, 04/01/38	3,787	3,682,490
4.00%, 05/01/38	7,174	6,976,078
4.00%, 06/01/38	5,863	5,690,350
4.00%, 07/01/38	14,550	14,149,072
4.00%, 11/01/38	2,471	2,402,599
4.00%, 12/15/39(i)	91,890	89,289,441
4.00%, 12/01/40	18	17,765
4.00%, 12/01/41	979	943,100
4.00%, 03/01/42	2,057	1,978,021
4.00%, 06/01/42	1,609	1,550,582
4.00%, 07/01/42	57	54,752
4.00%, 09/01/43	101	96,885
4.00%, 10/01/43	71	68,157
4.00%, 04/01/44	35	34,024
4.00%, 05/01/44	2,238	2,151,559
4.00%, 06/01/44	3,665	3,530,982
4.00%, 10/01/44	1,140	1,092,824
4.00%, 12/01/44	7,783	7,465,091
4.00%, 01/01/45	10,761	10,330,087
4.00%, 02/01/45	32,963	31,691,856
4.00%, 03/01/45	5,158	4,939,556
4.00%, 05/01/45	9,454	9,066,677
4.00%, 06/01/45	5,084	4,872,955
4.00%, 07/01/45	403	385,278
4.00%, 08/01/45	337	321,533
4.00%, 09/01/45	706	676,386
4.00%, 11/01/45	125	119,501
4.00%, 12/01/45	784	750,757
4.00%, 01/01/46	668	638,372
4.00%, 02/01/46	1,161	1,107,331
4.00%, 03/01/46	1,442	1,374,766
4.00%, 04/01/46	1,954	1,860,218
4.00%, 05/01/46	2,702	2,573,383
4.00%, 06/01/46	16,510	15,869,065
4.00%, 07/01/46	19,422	18,551,246
4.00%, 08/01/46	3,427	3,264,039
4.00%, 09/01/46	133	126,903
4.00%, 10/01/46	3,589	3,439,228
4.00%, 11/01/46	1,221	1,172,038
4.00%, 02/01/47	2,635	2,517,406
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 03/01/47	$2,035	$1,937,073
4.00%, 04/01/47	5,602	5,330,807
4.00%, 05/01/47	5,126	4,882,226
4.00%, 06/01/47	10,093	9,622,362
4.00%, 07/01/47	15,726	14,960,051
4.00%, 08/01/47	13,295	12,655,075
4.00%, 09/01/47	13,480	12,827,183
4.00%, 10/01/47	11,876	11,344,927
4.00%, 11/01/47	6,029	5,727,219
4.00%, 12/01/47	9,209	8,750,778
4.00%, 01/01/48	1,853	1,760,621
4.00%, 02/01/48	19,517	18,538,514
4.00%, 04/01/48	20,317	19,287,478
4.00%, 05/01/48	1,659	1,574,537
4.00%, 07/01/48	2,531	2,402,688
4.00%, 09/01/48	10,144	9,630,378
4.00%, 10/01/48	7,253	6,898,052
4.00%, 11/01/48	21,647	20,551,557
4.00%, 01/01/49	2,750	2,612,686
4.00%, 02/01/49	2,890	2,741,323
4.00%, 03/01/49	34,440	32,691,014
4.00%, 04/01/49	10,189	9,676,682
4.00%, 05/01/49	7,515	7,137,518
4.00%, 06/01/49	29,403	27,914,608
4.00%, 07/01/49	52,379	49,733,733
4.00%, 08/01/49	833	791,434
4.00%, 10/01/49	1,677	1,590,874
4.00%, 11/01/49	39,119	36,942,965
4.00%, 12/01/49	3,262	3,092,561
4.00%, 01/01/50	18,151	17,232,201
4.00%, 02/01/50	528	500,700
4.00%, 05/01/50	9,412	8,923,382
4.00%, 11/01/50	4,170	3,953,612
4.00%, 03/01/51	7,284	6,905,867
4.00%, 05/01/51	18,624	17,703,062
4.00%, 08/01/51	1,252	1,186,557
4.00%, 10/01/51	3,600	3,412,754
4.00%, 11/01/51	8,753	8,299,135
4.00%, 04/01/52	15,106	14,197,156
4.00%, 05/01/52	36,725	34,594,740
4.00%, 06/01/52	45,747	42,985,996
4.00%, 07/01/52	122,070	114,856,221
4.00%, 08/01/52	171,689	161,197,926
4.00%, 09/01/52	19,928	18,701,987
4.00%, 10/01/52	25,440	24,025,857
4.00%, 11/01/52	4,161	3,914,131
4.00%, 12/01/52	56,302	52,774,255
4.00%, 02/01/53	28,601	27,123,270
4.00%, 03/01/53	5,190	4,861,320
4.00%, 12/12/54(i)	189,990	177,672,568
4.50%, 02/01/25	2	2,068
4.50%, 04/01/25	6	6,153
4.50%, 06/01/25	56	55,716
4.50%, 08/01/31	793	787,288
4.50%, 08/01/34	242	239,403
4.50%, 12/15/39(i)	4,200	4,150,435
4.50%, 09/01/40	2,378	2,348,490
4.50%, 12/01/40	1,318	1,301,725
4.50%, 01/01/41	2,786	2,751,863
4.50%, 05/01/41	1,720	1,697,907
4.50%, 06/01/41	9,868	9,836,946

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/01/41	$3,714	$3,662,702
4.50%, 09/01/41	1,167	1,151,452
4.50%, 01/01/42	1,253	1,235,826
4.50%, 09/01/42	1,156	1,140,700
4.50%, 08/01/43	2,059	2,032,902
4.50%, 12/01/43	62	61,162
4.50%, 03/01/44	12	11,685
4.50%, 04/01/44	3,297	3,252,106
4.50%, 06/01/44	648	639,065
4.50%, 12/01/44	241	237,348
4.50%, 02/01/45	1,333	1,315,910
4.50%, 08/01/45	1,838	1,812,886
4.50%, 10/01/45	330	325,433
4.50%, 11/01/45	180	176,279
4.50%, 12/01/45	565	554,283
4.50%, 01/01/46	71	69,712
4.50%, 02/01/46	6,812	6,727,805
4.50%, 03/01/46	1,152	1,137,505
4.50%, 04/01/46	234	229,915
4.50%, 05/01/46	78	76,674
4.50%, 06/01/46	4	3,802
4.50%, 07/01/46	26	25,793
4.50%, 08/01/46	1,724	1,696,700
4.50%, 09/01/46	625	616,627
4.50%, 10/01/46	759	745,211
4.50%, 01/01/47	370	363,234
4.50%, 02/01/47	124	121,479
4.50%, 03/01/47	1,551	1,521,396
4.50%, 04/01/47	4,600	4,513,065
4.50%, 06/01/47	2,528	2,476,660
4.50%, 07/01/47	16	15,980
4.50%, 08/01/47	196	191,962
4.50%, 10/01/47	6,039	5,926,490
4.50%, 01/01/48	8,600	8,408,103
4.50%, 02/01/48	863	846,097
4.50%, 03/01/48	4,763	4,659,901
4.50%, 04/01/48	2,177	2,130,370
4.50%, 05/01/48	4,839	4,729,184
4.50%, 06/01/48	3,062	3,002,044
4.50%, 07/01/48	1,878	1,831,555
4.50%, 08/01/48	8,502	8,326,494
4.50%, 09/01/48	253	246,061
4.50%, 10/01/48	10,880	10,618,583
4.50%, 11/01/48	4,084	3,982,593
4.50%, 12/01/48	15,379	15,033,699
4.50%, 01/01/49	4,978	4,854,515
4.50%, 02/01/49	9,746	9,504,143
4.50%, 03/01/49	600	588,936
4.50%, 04/01/49	11,166	10,936,108
4.50%, 05/01/49	9,307	9,073,350
4.50%, 07/01/49	783	760,313
4.50%, 08/01/49	144	140,353
4.50%, 05/01/50	2,383	2,329,219
4.50%, 09/01/50	33,522	32,689,356
4.50%, 05/01/52	9,316	9,094,407
4.50%, 06/01/52	75,416	72,690,560
4.50%, 07/01/52	6,859	6,609,099
4.50%, 08/01/52	26,663	25,743,550
4.50%, 09/01/52	67,225	64,935,540
4.50%, 10/01/52	94,908	91,842,563
4.50%, 11/01/52	38,665	37,200,964
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 12/01/52	$157,870	$152,626,126
4.50%, 02/01/53	23,682	22,785,335
4.50%, 04/01/53	28,837	27,811,814
4.50%, 05/01/53	10,551	10,169,225
4.50%, 07/01/53	5,370	5,191,457
4.50%, 08/01/53	22,553	21,777,296
4.50%, 12/12/54(i)	173,645	166,729,272
5.00%, 09/01/33	69	70,224
5.00%, 11/01/33	2,025	2,049,052
5.00%, 06/01/35	103	104,295
5.00%, 10/01/35	39	39,394
5.00%, 12/01/36	30	30,383
5.00%, 05/01/39	19	19,273
5.00%, 06/01/39	412	417,388
5.00%, 12/01/39	69	69,916
5.00%, 12/15/39(i)	975	976,989
5.00%, 01/01/40	2	1,591
5.00%, 03/01/40	1,101	1,111,038
5.00%, 04/01/40	175	177,136
5.00%, 05/01/40	12	11,805
5.00%, 06/01/40	104	103,071
5.00%, 07/01/40	734	741,341
5.00%, 08/01/40	953	964,084
5.00%, 09/01/40	7	7,167
5.00%, 10/01/40	32	32,189
5.00%, 04/01/41	480	485,258
5.00%, 05/01/41	1,855	1,872,207
5.00%, 06/01/41	504	507,940
5.00%, 08/01/41	944	951,358
5.00%, 10/01/41	2,317	2,335,655
5.00%, 01/01/42	12,418	12,534,819
5.00%, 05/01/42	4,382	4,423,726
5.00%, 09/01/47	363	362,686
5.00%, 02/01/48	1,515	1,511,773
5.00%, 03/01/48	1,261	1,258,539
5.00%, 04/01/48	1,955	1,950,310
5.00%, 05/01/48	1,586	1,581,086
5.00%, 07/01/48	2,083	2,078,086
5.00%, 09/01/48	1,412	1,408,466
5.00%, 01/01/49	111	111,038
5.00%, 04/01/49	5,986	5,970,702
5.00%, 05/01/49	24	23,832
5.00%, 06/01/49	214	213,557
5.00%, 09/01/49	63	62,921
5.00%, 10/01/49	175	174,731
5.00%, 07/01/50	3,664	3,655,535
5.00%, 08/01/52	13,604	13,441,615
5.00%, 09/01/52	23,449	23,212,379
5.00%, 10/01/52	29,269	28,935,985
5.00%, 11/01/52	40,122	39,602,461
5.00%, 12/01/52	22,542	22,304,646
5.00%, 01/01/53	42,181	41,623,759
5.00%, 02/01/53	70,955	69,728,008
5.00%, 03/01/53	51,227	50,513,720
5.00%, 04/01/53	95,877	94,128,682
5.00%, 05/01/53	73,263	71,943,869
5.00%, 06/01/53	144,981	142,766,802
5.00%, 07/01/53	58,941	58,038,501
5.00%, 08/01/53	42,502	41,792,695
5.00%, 09/01/53	23,867	23,423,839
5.00%, 12/01/53	14,765	14,490,863

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/01/54	$6,685	$6,560,699
5.00%, 02/01/54	49,342	48,425,536
5.00%, 06/01/54	18,312	18,046,875
5.00%, 10/01/54	9,848	9,727,087
5.00%, 12/12/54(i)	108,970	106,920,301
5.50%, 05/01/33	747	764,572
5.50%, 11/01/33	1,540	1,576,263
5.50%, 09/01/34	2,333	2,389,397
5.50%, 09/01/36	167	170,492
5.50%, 03/01/38	154	158,598
5.50%, 06/01/38	4,051	4,161,475
5.50%, 11/01/38	331	340,027
5.50%, 07/01/40	994	1,020,996
5.50%, 09/01/41	24,527	25,111,184
5.50%, 01/01/47	1,979	2,030,981
5.50%, 12/01/48	178	182,078
5.50%, 09/01/52	11,965	12,147,656
5.50%, 11/01/52	13,636	13,750,209
5.50%, 12/01/52	56,506	57,040,989
5.50%, 01/01/53	76,386	77,235,208
5.50%, 02/01/53	69,267	69,589,640
5.50%, 03/01/53	75,691	76,313,066
5.50%, 04/01/53	99,721	99,917,857
5.50%, 05/01/53	80,551	80,662,672
5.50%, 06/01/53	36,057	36,227,118
5.50%, 07/01/53	44,223	44,470,260
5.50%, 08/01/53	39,713	39,709,777
5.50%, 09/01/53	52,346	52,288,576
5.50%, 10/01/53	47,927	47,911,866
5.50%, 11/01/53	29,491	29,627,597
5.50%, 02/01/54	85,198	85,120,629
5.50%, 03/01/54	83,550	83,543,930
5.50%, 04/01/54	79,738	79,677,860
5.50%, 05/01/54	54,310	54,310,036
5.50%, 06/01/54	5,029	5,025,337
5.50%, 07/01/54	3,361	3,402,625
5.50%, 08/01/54	62,622	62,688,542
5.50%, 09/01/54	7,683	7,760,899
5.50%, 10/01/54	3,689	3,690,837
5.50%, 11/01/54	87,881	88,671,945
5.50%, 12/15/54(i)	96,130	96,012,012
6.00%, 03/01/34	1,261	1,307,583
6.00%, 05/01/34	98	101,793
6.00%, 08/01/34	214	222,286
6.00%, 11/01/34	69	72,071
6.00%, 09/01/36	309	323,441
6.00%, 08/01/37	738	772,531
6.00%, 03/01/38	258	269,789
6.00%, 05/01/38	120	125,824
6.00%, 09/01/38	100	104,971
6.00%, 06/01/39	1,824	1,893,800
6.00%, 10/01/39	126	132,312
6.00%, 07/01/41	1,035	1,084,023
6.00%, 02/01/49	5,059	5,296,404
6.00%, 11/01/52	2,842	2,891,407
6.00%, 01/01/53	12,060	12,428,979
6.00%, 04/01/53	2,383	2,453,687
6.00%, 05/01/53	3,184	3,271,272
6.00%, 06/01/53	15,531	15,840,395
6.00%, 07/01/53	96,053	97,869,871
6.00%, 08/01/53	197,171	201,651,896
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 09/01/53	$88,928	$90,588,145
6.00%, 10/01/53	23,125	23,448,527
6.00%, 11/01/53	97,769	99,439,268
6.00%, 12/01/53	14,231	14,514,952
6.00%, 02/01/54	28,904	29,327,732
6.00%, 03/01/54	21,605	21,972,860
6.00%, 04/01/54	51,686	52,584,611
6.00%, 06/01/54	24,016	24,360,638
6.00%, 07/01/54	8,756	8,925,473
6.00%, 08/01/54	100,327	101,937,306
6.00%, 09/01/54	29,405	29,823,160
6.00%, 10/01/54	124,413	126,153,285
6.00%, 12/15/54(i)	214,525	217,035,562
6.50%, 08/01/36	19	20,519
6.50%, 09/01/36	142	150,406
6.50%, 10/01/36	20	20,815
6.50%, 12/01/36	32	33,375
6.50%, 07/01/37	34	36,253
6.50%, 08/01/37	1,571	1,666,578
6.50%, 10/01/37	60	63,343
6.50%, 11/01/37	14	14,719
6.50%, 12/01/37	479	506,340
6.50%, 06/01/38	15	15,520
6.50%, 10/01/39	435	461,823
6.50%, 05/01/40	13	14,300
6.50%, 07/01/53	6,873	7,117,797
6.50%, 09/01/53	57,080	58,684,501
6.50%, 10/01/53	77,853	80,452,683
6.50%, 11/01/53	96,823	99,555,818
6.50%, 12/01/53	192,162	198,982,130
6.50%, 01/01/54	90,977	93,992,434
6.50%, 02/01/54	44,508	46,180,909
6.50%, 03/01/54	25,864	26,739,190
6.50%, 04/01/54	19,634	20,252,748
6.50%, 05/01/54	5,265	5,405,257
6.50%, 06/01/54	24,234	24,981,387
6.50%, 07/01/54	10,887	11,213,954
6.50%, 08/01/54	36,404	37,554,502
6.50%, 09/01/54	7,588	7,827,094
6.50%, 12/15/54(i)	58,925	60,321,379
7.00%, 04/01/37	529	567,707
		31,011,795,541
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,899,147
1.25%, 12/21/26	180	169,746
2.13%, 12/14/29	70	63,712
2.75%, 12/13/24	250	249,852
3.13%, 06/13/25	980	973,410
3.25%, 11/16/28(b)	25,470	24,723,325
4.25%, 12/10/27	75	75,126
5.50%, 07/15/36	7,900	8,662,306
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(b)	73,453	83,248,344
6.75%, 03/15/31	21,820	24,868,538
Federal National Mortgage Association
0.38%, 08/25/25	24,991	24,276,611
0.63%, 04/22/25	5,000	4,926,093
0.88%, 08/05/30(b)	17,530	14,671,551
1.63%, 01/07/25(b)	13,020	12,981,299
1.88%, 09/24/26	1,285	1,234,489

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
5.63%, 07/15/37	$795	$882,181
6.25%, 05/15/29	580	630,908
6.63%, 11/15/30	8,180	9,233,610
7.13%, 01/15/30	10,000	11,370,221
7.25%, 05/15/30	17,396	20,012,489
Tennessee Valley Authority
1.50%, 09/15/31	1,000	838,948
3.50%, 12/15/42	525	445,375
4.63%, 09/15/60	1,000	949,561
4.88%, 01/15/48	8,035	8,031,761
5.25%, 09/15/39	458	487,215
5.50%, 06/15/38	10,000	10,857,027
5.88%, 04/01/36	95	106,732
6.15%, 01/15/38	3,553	4,073,959
7.13%, 05/01/30	3,556	4,050,370
Series B, 4.70%, 07/15/33	1,500	1,526,006
Series E, 6.75%, 11/01/25	7,000	7,144,079
		288,663,991
U.S. Government Obligations — 43.8%
U.S. Treasury Note/Bond
0.38%, 11/30/25	291,800	280,504,148
0.38%, 12/31/25	210,900	202,109,753
0.38%, 01/31/26	648,200	619,233,562
0.38%, 07/31/27	119,700	108,478,125
0.38%, 09/30/27	105,000	94,598,438
0.50%, 02/28/26	204,700	195,336,574
0.50%, 04/30/27	93,800	86,017,531
0.50%, 05/31/27	108,400	99,109,782
0.50%, 06/30/27	136,900	124,835,687
0.50%, 08/31/27	155,023	140,610,252
0.50%, 10/31/27	202,200	182,343,329
0.63%, 07/31/26	76,400	72,012,969
0.63%, 03/31/27	75,600	69,764,625
0.63%, 11/30/27	197,000	177,838,673
0.63%, 12/31/27	187,400	168,733,204
0.63%, 05/15/30	270,400	224,960,126
0.63%, 08/15/30	396,000	326,607,189
0.75%, 03/31/26	20,500	19,571,894
0.75%, 04/30/26	94,000	89,498,282
0.75%, 05/31/26	71,500	67,899,863
0.75%, 08/31/26	244,200	230,072,649
0.75%, 01/31/28	496,300	447,174,057
0.88%, 06/30/26	170,000	161,314,062
0.88%, 09/30/26(b)	190,610	179,545,686
0.88%, 11/15/30	263,800	219,654,719
1.00%, 07/31/28	200,000	179,125,000
1.13%, 10/31/26	171,100	161,535,777
1.13%, 02/28/27	40,300	37,705,688
1.13%, 02/29/28	132,340	120,429,400
1.13%, 08/31/28	273,600	245,577,376
1.13%, 02/15/31	257,200	216,289,125
1.13%, 05/15/40	156,500	99,353,047
1.13%, 08/15/40	108,000	67,955,625
1.25%, 11/30/26	214,900	202,971,372
1.25%, 12/31/26	191,230	180,234,275
1.25%, 03/31/28	216,000	196,914,376
1.25%, 04/30/28	169,100	153,828,156
1.25%, 05/31/28	229,110	208,006,822
1.25%, 06/30/28	212,175	192,184,137
1.25%, 09/30/28	317,000	285,126,642
1.25%, 08/15/31	468,900	390,872,109
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.25%, 05/15/50	$205,900	$105,298,547
1.38%, 08/31/26	42,500	40,496,191
1.38%, 10/31/28	185,000	166,890,235
1.38%, 12/31/28	196,730	176,795,719
1.38%, 11/15/31	775,250	647,454,883
1.38%, 11/15/40	284,800	185,876,500
1.38%, 08/15/50	118,100	62,187,031
1.50%, 08/15/26	382,000	365,123,358
1.50%, 01/31/27	325,280	307,465,839
1.50%, 11/30/28	284,200	257,156,594
1.50%, 02/15/30	83,185	73,183,304
1.63%, 02/15/26	207,890	201,377,197
1.63%, 05/15/26	270,000	260,043,750
1.63%, 09/30/26	44,500	42,509,668
1.63%, 10/31/26	76,300	72,753,243
1.63%, 11/30/26	81,200	77,292,250
1.63%, 08/15/29	54,000	48,435,469
1.63%, 05/15/31	390,910	336,304,759
1.63%, 11/15/50	229,500	129,165,469
1.75%, 12/31/26	91,870	87,513,353
1.75%, 01/31/29	170,700	155,457,024
1.75%, 11/15/29	125,000	112,275,391
1.75%, 08/15/41	371,420	253,900,391
1.88%, 06/30/26	80,000	77,143,750
1.88%, 07/31/26	49,900	48,040,446
1.88%, 02/28/27	178,100	169,459,368
1.88%, 02/28/29	259,200	237,026,251
1.88%, 02/15/32	422,760	363,837,825
1.88%, 02/15/41	230,200	162,470,844
1.88%, 02/15/51	575,700	345,779,812
1.88%, 11/15/51	233,450	139,121,609
2.00%, 11/15/26	181,000	173,689,298
2.00%, 11/15/41	103,260	73,104,853
2.00%, 02/15/50	202,000	125,839,687
2.00%, 08/15/51	466,600	288,052,594
2.13%, 05/31/26	105,300	102,079,301
2.25%, 03/31/26	88,500	86,187,246
2.25%, 02/15/27	161,206	154,782,852
2.25%, 08/15/27	146,750	139,790,841
2.25%, 11/15/27	153,750	145,858,302
2.25%, 05/15/41	376,900	281,614,969
2.25%, 08/15/46	118,960	81,543,363
2.25%, 08/15/49	106,500	70,572,891
2.25%, 02/15/52	252,900	165,451,922
2.38%, 04/30/26	124,400	121,207,391
2.38%, 05/15/27	190,870	183,086,083
2.38%, 03/31/29	244,200	227,582,954
2.38%, 05/15/29	191,600	178,382,595
2.38%, 02/15/42	141,000	105,705,937
2.38%, 11/15/49	229,400	156,099,531
2.38%, 05/15/51	186,000	125,695,312
2.50%, 02/28/26	92,350	90,351,489
2.50%, 03/31/27	116,200	112,033,141
2.50%, 02/15/45	50,824	37,268,286
2.50%, 02/15/46	152,800	110,708,375
2.50%, 05/15/46	123,517	89,202,433
2.63%, 12/31/25	86,500	84,942,324
2.63%, 01/31/26	86,000	84,367,344
2.63%, 05/31/27	132,700	127,982,930
2.63%, 02/15/29	211,491	199,611,155
2.63%, 07/31/29	345,500	324,257,150

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 04/30/27	$169,300	$163,982,922
2.75%, 07/31/27	119,500	115,382,852
2.75%, 02/15/28	222,702	213,689,528
2.75%, 05/31/29	285,900	270,108,494
2.75%, 08/15/32	404,850	367,970,695
2.75%, 08/15/42	106,523	84,169,814
2.75%, 11/15/42	128,580	101,176,388
2.75%, 08/15/47	219,000	163,565,625
2.75%, 11/15/47	158,550	118,169,297
2.88%, 05/15/28	252,994	243,071,892
2.88%, 08/15/28	219,930	210,600,158
2.88%, 04/30/29	176,320	167,779,500
2.88%, 05/15/32	489,500	450,263,516
2.88%, 05/15/43	121,184	96,644,240
2.88%, 08/15/45	153,125	119,437,500
2.88%, 11/15/46	54,000	41,571,563
2.88%, 05/15/49	42,000	31,775,625
2.88%, 05/15/52	205,000	154,166,406
3.00%, 05/15/42	43,150	35,571,781
3.00%, 11/15/44	99,727	79,859,512
3.00%, 05/15/45	121,400	96,873,406
3.00%, 11/15/45	65,100	51,734,156
3.00%, 02/15/47	116,190	91,190,995
3.00%, 05/15/47	152,118	119,127,409
3.00%, 02/15/48	154,550	120,452,406
3.00%, 08/15/48	160,190	124,522,695
3.00%, 02/15/49	32,400	25,125,188
3.00%, 08/15/52	204,180	157,569,534
3.13%, 08/31/27	239,200	233,070,500
3.13%, 11/15/28	207,515	200,187,127
3.13%, 08/31/29	208,900	200,233,915
3.13%, 11/15/41	53,900	45,654,984
3.13%, 02/15/42	71,800	60,547,594
3.13%, 02/15/43	76,200	63,365,063
3.13%, 08/15/44	60,519	49,559,387
3.13%, 05/15/48	149,460	119,007,525
3.25%, 06/30/27	100,000	97,890,625
3.25%, 06/30/29	375,480	362,279,531
3.25%, 05/15/42	155,200	132,817,250
3.38%, 09/15/27	326,860	320,680,303
3.38%, 05/15/33	522,470	493,570,878
3.38%, 08/15/42	46,000	39,984,063
3.38%, 05/15/44	84,200	71,872,594
3.38%, 11/15/48	248,350	206,440,937
3.50%, 09/30/26	294,603	291,035,543
3.50%, 01/31/28	234,655	230,456,877
3.50%, 04/30/28	176,580	173,213,944
3.50%, 09/30/29	231,527	225,829,266
3.50%, 01/31/30	176,500	171,742,774
3.50%, 04/30/30	195,601	190,115,004
3.50%, 02/15/33	373,240	356,502,519
3.50%, 02/15/39	24,000	22,012,500
3.63%, 05/15/26	314,705	311,939,039
3.63%, 03/31/28	196,026	193,131,555
3.63%, 05/31/28	182,014	179,226,911
3.63%, 08/31/29	231,929	227,525,974
3.63%, 03/31/30	198,200	193,879,860
3.63%, 09/30/31	146,347	142,139,524
3.63%, 08/15/43	73,600	65,596,000
3.63%, 02/15/44	83,950	74,505,625
3.63%, 02/15/53	250,675	218,870,609
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 05/15/53	$268,228	$234,364,215
3.75%, 04/15/26	238,673	237,013,478
3.75%, 08/31/26	349,962	347,255,264
3.75%, 08/15/27	318,960	316,019,587
3.75%, 12/31/28	182,946	180,530,542
3.75%, 05/31/30	184,698	181,653,370
3.75%, 06/30/30	184,750	181,632,344
3.75%, 12/31/30	196,818	193,143,040
3.75%, 08/31/31	191,781	187,675,688
3.75%, 08/15/41	52,000	48,067,500
3.75%, 11/15/43	36,600	33,151,594
3.88%, 01/15/26	273,074	271,751,298
3.88%, 10/15/27	322,313	320,348,905
3.88%, 11/30/27	162,801	161,758,056
3.88%, 12/31/27	162,637	161,595,107
3.88%, 09/30/29	372,190	368,758,873
3.88%, 11/30/29	192,418	190,674,212
3.88%, 12/31/29	274,278	271,706,644
3.88%, 08/15/33	555,644	544,010,204
3.88%, 08/15/34	543,106	530,207,232
3.88%, 08/15/40	50,516	47,769,193
3.88%, 02/15/43	184,664	171,391,275
3.88%, 05/15/43	205,984	190,985,790
4.00%, 12/15/25	151,837	151,285,405
4.00%, 02/15/26	273,111	272,129,507
4.00%, 01/15/27	248,616	247,780,807
4.00%, 02/29/28	113,505	113,123,695
4.00%, 06/30/28	183,445	182,871,734
4.00%, 01/31/29	231,822	230,970,780
4.00%, 07/31/29	230,710	229,989,031
4.00%, 10/31/29	401,180	399,863,628
4.00%, 02/28/30	202,432	201,641,250
4.00%, 07/31/30	187,006	186,129,409
4.00%, 01/31/31	202,183	201,045,721
4.00%, 02/15/34	582,394	574,659,080
4.00%, 11/15/42	166,665	157,758,839
4.00%, 11/15/52	234,889	218,887,187
4.13%, 06/15/26	307,727	307,186,074
4.13%, 10/31/26	311,735	311,381,863
4.13%, 02/15/27	296,960	296,681,600
4.13%, 09/30/27	267,000	267,166,875
4.13%, 10/31/27	154,214	154,334,480
4.13%, 11/15/27	18,982	18,998,313
4.13%, 07/31/28	192,105	192,225,066
4.13%, 03/31/29	272,744	272,978,391
4.13%, 10/31/29(b)	237,081	237,729,270
4.13%, 11/30/29	17,879	17,939,062
4.13%, 08/31/30	193,502	193,758,996
4.13%, 03/31/31	181,787	181,929,021
4.13%, 07/31/31	180,913	181,026,071
4.13%, 10/31/31	144,500	144,635,469
4.13%, 11/15/32	367,597	367,654,437
4.13%, 08/15/44	186,046	177,470,442
4.13%, 08/15/53	295,417	282,215,553
4.25%, 12/31/25	271,674	271,334,407
4.25%, 01/31/26	325,561	325,268,503
4.25%, 11/30/26	20,357	20,394,374
4.25%, 03/15/27	309,454	310,106,756
4.25%, 02/28/29	247,005	248,587,376
4.25%, 06/30/29	281,721	283,635,824
4.25%, 02/28/31	197,664	199,223,693

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 06/30/31	$206,606	$208,252,392
4.25%, 11/30/31	12,127	12,139,317
4.25%, 11/15/34	185,019	186,204,278
4.25%, 05/15/39	37,340	37,089,122
4.25%, 11/15/40	28,889	28,527,888
4.25%, 02/15/54	428,523	419,349,930
4.25%, 08/15/54	369,490	362,157,933
4.38%, 08/15/26	220,205	220,789,920
4.38%, 12/15/26	249,112	250,046,170
4.38%, 07/15/27	386,540	388,925,678
4.38%, 08/31/28	199,192	201,028,301
4.38%, 11/30/28	223,027	225,292,118
4.38%, 11/30/30	171,290	173,738,913
4.38%, 05/15/34	577,587	586,521,549
4.38%, 02/15/38	32,000	32,440,000
4.38%, 11/15/39	50,933	51,155,832
4.38%, 05/15/40	32,403	32,514,385
4.38%, 05/15/41	15,949	15,966,444
4.38%, 08/15/43	205,327	203,498,306
4.50%, 03/31/26	315,174	316,011,181
4.50%, 07/15/26	264,110	265,193,263
4.50%, 04/15/27	318,931	321,447,567
4.50%, 05/15/27	318,331	320,992,050
4.50%, 05/31/29	289,951	294,708,009
4.50%, 11/15/33	546,868	560,454,252
4.50%, 02/15/36	27,685	28,640,998
4.50%, 05/15/38	47,000	48,175,000
4.50%, 08/15/39	50,707	51,657,756
4.50%, 02/15/44	185,344	186,212,800
4.50%, 11/15/54	3,984	4,074,885
4.63%, 02/28/26	221,341	222,162,383
4.63%, 03/15/26	273,123	274,232,562
4.63%, 06/30/26	174,281	175,308,986
4.63%, 09/15/26	260,811	262,655,015
4.63%, 10/15/26	263,056	265,070,022
4.63%, 11/15/26	263,612	265,774,444
4.63%, 06/15/27	319,964	323,813,567
4.63%, 09/30/28	197,522	201,194,675
4.63%, 04/30/29	259,650	265,268,990
4.63%, 09/30/30	192,570	197,805,497
4.63%, 04/30/31	216,258	222,492,314
4.63%, 05/31/31	217,954	224,237,206
4.63%, 02/15/40	45,950	47,385,938
4.63%, 05/15/44	182,518	186,310,952
4.63%, 11/15/44	13,926	14,243,143
4.63%, 05/15/54	335,695	349,594,871
4.75%, 02/15/37	21,977	23,134,226
4.75%, 02/15/41	56,158	58,711,434
4.75%, 11/15/43	181,407	188,521,556
4.75%, 11/15/53	319,670	338,600,458
4.88%, 11/30/25	206,217	207,199,754
4.88%, 04/30/26	140,225	141,386,238
4.88%, 05/31/26	226,649	228,658,740
4.88%, 10/31/28	198,503	204,039,374
4.88%, 10/31/30	190,745	198,434,408
5.00%, 05/15/37	53,658	57,774,575
5.25%, 11/15/28	29,377	30,572,736
5.25%, 02/15/29	60,090	62,883,246
5.50%, 08/15/28	77,000	80,789,844
6.00%, 02/15/26	9,468	9,635,909
6.13%, 08/15/29	14,600	15,842,141
Security	Par (000)	Value
U.S. Government Obligations (continued)
6.25%, 05/15/30	$5,000	$5,515,234
6.50%, 11/15/26	16,950	17,714,074
6.63%, 02/15/27	28,800	30,321,000
6.75%, 08/15/26	14,400	14,968,688
		52,910,183,459
Total U.S. Government & Agency Obligations — 69.7% (Cost: $89,977,641,983)		84,210,642,991
Total Long-Term Investments — 99.0% (Cost: $127,487,846,542)		119,556,614,752
	Shares
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(j)(k)	4,217,851,497	4,219,960,423
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(j)(k)(l)	100,000	100,000
Total Short-Term Securities — 3.5% (Cost: $4,218,336,708)		4,220,060,423
Total Investments Before TBA Sales Commitments — 102.5% (Cost: $131,706,183,250)		123,776,675,175
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association
2.00%, 12/19/54	(15,450)	(12,689,445)
2.50%, 12/19/54	(14,000)	(11,959,764)
Uniform Mortgage-Backed Securities
3.50%, 12/12/54	(51,925)	(47,063,697)
5.50%, 12/15/54	(52,350)	(52,285,747)
6.00%, 12/15/54	(124,425)	(125,881,132)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(247,951,191))		(249,879,785)
Total Investments, Net of TBA Sales Commitments — 102.3% (Cost: $131,458,232,059)		123,526,795,390
Liabilities in Excess of Other Assets — (2.3)%		(2,727,285,248)
Net Assets — 100.0%		$120,799,510,142

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF

(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,260,441,412	$959,271,621 (a)	$—	$80,662	$166,728	$4,219,960,423	4,217,851,497	$160,771,182	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,794,286,638	—	(1,794,186,638)(a)	—	—	100,000	100,000	2,919,793 (b)	—
				$80,662	$166,728	$4,220,060,423		$163,690,975	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$529,053,548	$—	$529,053,548
Collateralized Mortgage Obligations	—	1,160,604,646	—	1,160,604,646
Corporate Bonds & Notes	—	30,639,842,354	—	30,639,842,354
Foreign Government Obligations	—	2,463,237,445	—	2,463,237,445
Municipal Debt Obligations	—	553,233,768	—	553,233,768
U.S. Government & Agency Obligations	—	84,210,642,991	—	84,210,642,991
Short-Term Securities
Money Market Funds	4,220,060,423	—	—	4,220,060,423
Liabilities

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Investments
TBA Sales Commitments	$—	$(249,879,785)	$—	$(249,879,785)
	$4,220,060,423	$119,306,734,967	$—	$123,526,795,390

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced